UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of November 30, 2007

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan 100% U.S. Treasury Securities Money Market Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal

Amount ($)	Security Description	Value ($)

U.S. Treasury Obligations — 100.1%

U.S. Treasury Bills — 97.0% (n)
2,700,000	3.20%, 02/28/08	2,678,818
1,350,000	3.33%, 02/14/08	1,340,697
2,632,000	3.41%, 02/21/08	2,611,721
1,800,000	3.68%, 02/07/08	1,787,615
2,882,039	3.69%, 12/13/07 (c)	2,878,516
625,000	3.70%, 12/27/07 (c)	623,339
2,773,005	3.71%, 12/20/07	2,767,605
1,665,000	3.80%, 01/03/08 (c) (w)	1,659,263
3,407,188	3.85%, 12/06/07 (c) (m)	3,405,378
1,200,000	3.89%, 01/24/08 (c)	1,193,066
900,000	3.96%, 01/31/08	894,022
1,361,275	3.97%, 01/10/08 (c)	1,355,340
100,000	4.08%, 04/03/08 (c)	98,622
770,000	4.12%, 01/17/08	765,903
	Total U.S. Treasury Bills	24,059,905
	(Cost $24,059,905)

U.S. Treasury Notes — 3.1%
125,000	3.38%, 02/15/08	124,755
300,000	4.63%, 02/29/08	300,263
350,000	4.63%, 03/31/08 (c)	350,496
	Total U.S. Treasury Notes	775,514
	(Cost $775,514)

Total Investments — 100.1%
(Cost $24,835,419)*	24,835,419
Liabilities in Excess of Other Assets — (0.1)%	(15,584)
NET ASSETS — 100.0%	$24,819,835

Percentages indicated are based on net assets.

ABBREVIATIONS:
*	The cost of securities is substantially the same for federal income tax purposes.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)	All or a portion of this security is reserved for current or potential holdings of
TBAs, when-issued securities and delayed delivery securities.
(n)	The rate shown is the effective yield at the date of purchase.
(w)	When-issued security.

JPMorgan Bond Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

Long-Term Investments — 129.1%

Asset-Backed Securities — 12.8%
5,000	Accredited Mortgage Loan Trust,
	Series 2006-1, Class A3, FRN, 4.97%, 04/25/36 (m)	4,369
1,211	American Express Credit Account Master Trust,
	Series 2004-C, Class C, FRN, 5.15%, 02/15/12 (e) (m)	1,210
6,000	Bank of America Credit Card Trust,
	Series 2006-C4, Class C4, FRN, 4.88%, 11/15/11 (m)	5,873
	Capital One Auto Finance Trust,
1,517	Series 2004-A, Class A4, FRN, 4.75%, 03/15/11 (m)	1,515
8,000	Series 2007-B, Class A3A, 5.03%, 04/15/12 (m)	8,042
7,580	Capital One Multi-Asset Execution Trust,
	Series 2003-A, FRN, 5.90%, 12/15/10 (i)	7,570
	Capital One Prime Auto Receivables Trust,
1,500	Series 2005-1, Class A4, FRN, 4.67%, 04/15/11 (m)	1,493
5,000	Series 2007-1, Class A2, 5.43%, 02/15/10 (m)	5,014
10,000	Series 2007-1, Class A3, 5.47%, 06/15/11 (m)	10,097
	Carmax Auto Owner Trust,
5,000	Series 2006-1, Class A4, 5.41%, 06/15/11 (m)	5,067
5,000	Series 2007-1, Class A4, 5.24%, 06/15/12 (m)	5,057
	Citibank Credit Card Issuance Trust,
1,555	Series 2004-A8, Class A8, 4.90%, 12/12/16 (m)	1,555
1,145	Series 2005-A9, Class A9, 5.10%, 11/20/17 (m)	1,152
9,950	Series 2006-C4, Class C4, FRN, 4.89%, 01/09/12 (m)	9,644
	Citigroup Mortgage Loan Trust, Inc.,
1,366	Series 2003-HE3, Class A, FRN, 5.17%, 12/25/33 (f) (m)	1,304
54	Series 2006-WF2, Class A2A, SUB, 5.91%, 05/25/36 (m)	54
5,406	Series 2007-AHL2, Class A3A, FRN, 4.86%, 05/25/37 (m)	5,163
9,000	Series 2007-WFH2, Class A3, FRN, 4.97%, 03/25/37 (m)	7,702
893	CNH Equipment Trust,
	Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	891
	Countrywide Asset Backed Certificates,
4,546	Series 2003-5, Class MF1, VAR, 5.41%, 01/25/34 (m)	4,430
18	Series 2004-1, Class 3A, FRN, 5.07%, 04/25/34 (f) (m)	16
1,320	Series 2004-1, Class M1, FRN, 5.29%, 03/25/34 (m)	1,136
1,080	Series 2004-1, Class M2, FRN, 5.34%, 03/25/34 (m)	974
653	Series 2005-3, Class AF3, VAR, 4.82%, 09/25/31 (m)	648
940	Series 2005-11, Class AF3, VAR, 4.78%, 02/25/36 (m)	925
	Countrywide Home Equity Loan Trust,
304	Series 2004-I, Class A, FRN, 4.94%, 05/15/29 (m)	300
356	Series 2004-K, Class 2A, FRN, 4.95%, 11/15/29 (m)	352
253	Credit-Based Asset Servicing and Securitization LLC,
	Series 2006-CB1, Class AF1, SUB, 5.46%, 01/25/36 (m)	251
6,000	First Franklin Mortgage Loan Asset Backed Certificates,
	Series 2006-FF10, Class M1, FRN, 5.06%, 07/25/36 (m)	3,401
	Ford Credit Auto Owner Trust,
2,384	Series 2006-B, Class A2A, 5.42%, 07/15/09 (m)	2,384

5,000	Series 2006-C, Class A3, 5.16%, 11/15/10 (m)	5,030
4,000	Series 2007-A, Class A2A, 5.42%, 04/15/10 (m)	4,017
1,122	GE Equipment Small Ticket LLC,
	Series 2005-1A, Class A3, 4.38%, 07/22/09 (e) (m)	1,121
	GSAMP Trust,
33	Series 2004-OPT, Class A1, FRN, 5.13%, 11/25/34 (f) (m)	31
1,430	Series 2005-WMC2, Class A2B, FRN, 5.05%, 11/25/35 (m)	1,417
6,000	Series 2006-NC1, Class A2, FRN, 4.97%, 02/25/36 (m)	5,552
10,000	Harley-Davidson Motorcycle Trust,
	Series 2007-1, Class A3, 5.22%, 03/15/12 (m)	10,069
6,412	Helios Finance LP (Cayman Islands),
	Series 2007-S1, Class B1, FRN, 5.44%, 10/20/14 (e) (i) (m)	6,123
	Home Equity Asset Trust,
1,465	Series 2005-8, Class M2, FRN, 5.24%, 02/25/36 (m)	1,201
7,000	Series 2006-3, Class 2A3, FRN, 4.97%, 07/25/36 (m)	6,230
5,200	Series 2007-2, Class M3, FRN, 5.54%, 07/25/37 (m)	2,056
5,000	HSI Asset Securitization Corp. Trust,
	Series 2006-OPT2, Class 2A3, FRN, 4.98%, 01/25/36 (m)	4,351
	K2 (USA) LLC,
8,000	Series 2, VAR, 0.00%, 02/15/11 (f) (i) (s)	5,248
9,000	Series 2007-2D, VAR, 0.00%, 02/15/10 (f) (i) (s)	5,904
8,500	Series 2007-2I, VAR, 0.00%, 02/15/10 (f) (i) (s)	5,576
9,000	Series 2007-2J, VAR, 0.00%, 02/15/11 (f) (i) (s)	5,904
2,500	VAR, 0.00%, 02/15/10 (f) (i) (s)	1,640
1,111	Lehman XS Trust,
	Series 2005-7N, Class 1A1A, FRN, 5.06%, 11/25/35 (m)	1,079
3,100	Links Finance LLC,
	FRN, 5.94%, 09/15/08 (e) (f) (i) (s)	2,391
	Long Beach Mortgage Loan Trust,
2,000	Series 2003-4, Class M1, FRN, 5.47%, 08/25/33 (m)	1,851
2,030	Series 2004-1, Class M1, FRN, 5.29%, 02/25/34 (f) (m)	1,916
1,360	Series 2004-1, Class M2, FRN, 5.34%, 02/25/34 (m)	1,283
1,500	Series 2004-3, Class M1, FRN, 5.36%, 07/25/34 (m)	1,472
	MASTR Asset Backed Securities Trust,
3,674	Series 2006-AB1, Class A1, FRN, 4.93%, 02/25/36 (m)	3,626
5,000	Series 2006-NC1, Class A3, FRN, 4.98%, 01/25/36 (m)	4,596
3,000	MBNA Credit Card Master Note Trust,
	Series 2001-C2, Class C2, FRN, 5.80%, 12/15/10 (e) (m)	3,008
5,000	Merrill Lynch Mortgage Investors, Inc.,
	Series 2006-WMC1, Class A2C, FRN, 4.99%, 01/25/37 (m)	4,625
13,000	Nationstar Home Equity Loan Trust,
	Series 2007-C, Class 2AV2, FRN, 4.92%, 06/25/37 (m)	11,440
	New Century Home Equity Loan Trust,
1,350	Series 2005-1, Class M1, FRN, 5.24%, 03/25/35 (m)	1,166
36	Series 2005-2, Class A2B, FRN, 4.97%, 06/25/35 (m)	36
466	Series 2005-B, Class A2B, FRN, 4.97%, 10/25/35 (m)	464
4,000	Newcastle Mortgage Securities Trust,
	Series 2006-1, Class A2, FRN, 4.91%, 03/25/36 (m)	3,911
	Option One Mortgage Loan Trust,
529	Series 2003-1, Class A2, FRN, 5.63%, 02/25/33 (m)	520

311	Series 2003-5, Class A2, FRN, 5.11%, 08/25/33 (f) (m)	293
3,000	Series 2007-3, Class M2, FRN, 5.26%, 04/25/37 (m)	1,534
5,651	Series 2007-4, Class 2A1, FRN, 4.88%, 04/25/37 (m)	5,537
2,000	Peco Energy Transition Trust,
	Series 2000-A, Class A3, 7.63%, 03/01/10 (m)	2,066
2,650	PSE&G Transition Funding LLC,
	Series 2001-1, Class A6, 6.61%, 06/15/15 (m)	2,866
	Residential Asset Mortgage Products, Inc.,
3,550	Series 2005-EFC5, Class M1, FRN, 5.19%, 10/01/35 (m)	3,186
2,000	Series 2006-RS1, Class AI2, FRN, 5.02%, 02/25/34 (m)	1,892
	Residential Asset Securities Corp.,
319	Series 2002-KS4, Class AIIB, FRN, 5.29%, 07/25/32 (m)	314
551	Series 2003-KS5, Class AIIB, FRN, 5.37%, 07/25/33 (m)	531
31	Series 2005-KS2, Class AI2, FRN, 4.99%, 05/25/34 (m)	31
4,870	Series 2005-KS10, Class M1, FRN, 5.20%, 11/25/35 (m)	4,478
722	Specialty Underwriting & Residential Finance,
	Series 2005-BC3, Class A2B, FRN, 5.04%, 06/25/36 (m)	719
6,365	Structured Asset Securities Corp.,
	Series 2006-WF2, Class M2, FRN, 5.08%, 07/25/36 (m)	3,606
8,000	Triad Auto Receivables Owner Trust,
	Series 2006-C, Class A3, 5.26%, 11/14/11 (m)	8,031
	Wachovia Asset Securitization, Inc.,
743	Series 2002-HE2, Class A, FRN, 5.22%, 12/25/32 (m)	735
471	Series 2003-HE3, Class A, FRN, 5.04%, 11/25/33 (m)	460
2,297	Wachovia Auto Loan Owner Trust,
	Series 2006-1, Class A2, 5.28%, 04/20/10 (e) (m)	2,297
	Total Asset-Backed Securities
	(Cost $283,231)	251,019

Collateralized Mortgage Obligations — 28.6%

Agency CMO — 5.5%
	Federal Home Loan Mortgage Corp. REMICS,
439	Series 2508, Class PE, 5.50%, 05/15/28 (m)	440
7,652	Series 2564, Class LS, IF, IO, 3.00%, 01/15/17 (m)	414
3,395	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	286
10,930	Series 2701, Class ST, IF, IO, 2.35%, 08/15/21 (m)	555
2,246	Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	49
2,992	Series 2772 Class GI, IO, 5.00%, 11/15/22 (m)	95
6,712	Series 2779, Class SM, IF, IO, 2.50%, 10/15/18 (m)	462
2,221	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	72
25,129	Series 2791, Class SI, IF, IO, 2.50%, 12/15/31 (m)	1,804
20,295	Series 2813, Class SB, IF, IO, 2.40%, 02/15/34 (m)	1,425
15,933	Series 2861, Class GS, IF, IO, 2.55%, 01/15/21 (m)	367
6,857	Series 2891, Class LI, IO, 5.00%, 06/15/24 (m)	297
7,403	Series 2894, Class S, IF, IO, 2.55%, 03/15/31 (m)	420
5,075	Series 2931, Class GA, 5.00%, 11/15/28 (m)	5,093
4,540	Series 2971, Class Pl, IO, 5.50%, 03/15/26 (m)	279
598	Series 2980, Class QB, 6.50%, 05/15/35 (m)	623
8,127	Series 3029, Class S, IF, IO, 2.55%, 08/15/35 (m)	814
3,500	Series 3115, Class DO, PO, 07/15/35 (m)	2,432

42,602	Series 3117, Class ES, IF, IO, 2.50%, 02/15/36 (m)	3,908
8,087	Series 3149, Class IU, IO, 6.00%, 09/15/25 (m)	521
16,222	Series 3174, Class SA, IF, IO, 3.05%, 04/15/36 (m)	1,439
30,411	Series 3199, Class AD, 6.50%, 12/15/33 (m)	31,109
47,477	Series 3316, Class SB, IF, IO, 2.55%, 08/15/35 (m)	4,521
	Federal Home Loan Mortgage Corp. STRIPS,
17,639	Series 237, Class S22, IF, IO, 2.50%, 05/15/36 (m)	1,546
15,875	Series 237, Class S23, IF, IO, 2.45%, 05/15/36 (m)	1,354
50,446	Series 239, Class S29, IF, IO, 2.66%, 08/01/36 (m)	4,154
21,480	Series 242, Class S29, IF, IO, 3.10%, 11/15/36 (m)	1,621
4,119	Series 248, Class IO, IO, 5.50%, 07/15/37 (m)	987
	Federal National Mortgage Association REMICS,
6,026	Series 2004-61, Class TS, IF, IO, 2.32%, 10/25/31 (m)	281
4,742	Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	388
1,677	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	1,709
7,243	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	7,384
17,978	Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	18,356
-(h)	Series 2006-104, Class FC, FRN, 5.03%, 11/25/36	-(h)
-(h)	Series 2006-115, Class BF, FRN, 5.02%, 12/25/36 (m)	-(h)
3,684	Series 2007-50, Class CS, IF, 11.30%, 09/25/32 (m)	3,691
42,895	Series 2007-55, Class S, IF, IO, 1.98%, 06/25/37 (m)	2,706
	Federal National Mortgage Association STRIPS,
140	Series 367, Class 2, IO, 5.50%, 01/25/36 (m)	33
1,245	Series 370, Class 2, IO, 6.00%, 06/01/36 (m)	263
5,526	Series 372, Class 2, IO, 6.00%, 08/01/36 (m)	1,168
15,545	Series 378, Class 5, IO, 5.00%, 07/01/36 (m)	3,108
	Federal National Mortgage Association Whole Loan,
162	Series 2003-W3, Class 2A5, 5.36%, 06/25/42 (m)	165
2,137	Series 2003-W6, Class 1A41, 5.40%, 10/25/42 (m)	2,179
	Government National Mortgage Association,
480	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	8
2,598	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	93
		108,619

Non-Agency CMO — 23.1%
	Adjustable Rate Mortgage Trust,
333	Series 2005-4, Class 7A2, FRN, 5.02%, 08/25/35 (m)	320
1,476	Series 2005-5, Class 6A21, FRN, 5.02%, 09/25/35 (m)	1,396
270	Series 2005-6A, Class 2A1, FRN, 5.10%, 11/25/35 (m)	263
10,161	American Home Mortgage Assets,
	Series 2006-2, Class 2A1, FRN, 4.98%, 09/25/46 (m)	9,860
2,255	Citicorp Mortgage Securities, Inc.,
	Series 2003-11, Class 2A1, 5.50%, 12/25/33 (m)	2,243
30,460	CitiMortgage Alternative Loan Trust,
	Series 2006-A6, Class 1A4, 6.00%, 11/25/36 (m)	30,056
	Countrywide Alternative Loan Trust,
4,431	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	4,474
3,573	Series 2005-51, Class 1A1, FRN, 5.06%, 11/20/35 (m)	3,445
8,749	Series 2006-OA1, Class 2A1, FRN, 4.95%, 03/20/46 (m)	8,470
11,219	Series 2006-OA2, Class A1, FRN, 4.95%, 05/20/46 (m)	10,853
2,984	Series 2006-OA9, Class 1A1, FRN, 4.94%, 07/20/46 (m)	2,865

2,927	Series 2006-OA9, Class 2A1B, FRN, 4.94%, 07/20/46 (m)	2,855
9,486	Series 2006-OA10, Class 3A1, FRN, 4.98%, 08/25/46 (m)	9,198
4,438	Series 2006-OA12, Class A2, FRN, 4.95%, 09/20/46 (m)	4,320
9,337	Series 2006-OA19, Class A1, FRN, 4.92%, 02/20/47 (m)	8,982
24,442	Series 2007-18CB, Class 2A25, 6.00%, 08/25/37 (m)	23,681
12,131	Series 2007-OH1, Class A1D, FRN, 5.00%, 04/25/47 (m)	11,603
8,383	Countrywide Home Loan Mortgage Pass-Through Trust,
	Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	8,354
	CS First Boston Mortgage Securities Corp.,
387	Series 2003-29, Class 7A1, 6.50%, 12/25/33 (m)	386
1,973	Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	1,974
6,000	Deutsche ALT-A Securities, Inc. Alternate Loan Trust,
	Series 2006-AR1, Class 1A2, FRN, 5.00%, 02/25/36 (m)	5,868
9,268	Downey Savings & Loan Association Mortgage Loan Trust,
	Series 2005-AR6, Class 2A1A, FRN, 4.98%, 10/19/45 (m)	9,000
3,000	Granite Master Issuer plc (United Kingdom),
	Series 2006-2, Class A4, FRN, 5.22%, 12/20/54 (m)	2,865
	Greenpoint Mortgage Funding Trust,
999	Series 2005-AR4, Class 4A1A, FRN, 5.10%, 10/25/45 (m)	967
12,336	Series 2006-OH1, Class A1, FRN, 4.97%, 01/25/37 (m)	11,478
	Harborview Mortgage Loan Trust,
3,804	Series 2005-3, Class 2A1A, FRN, 4.93%, 06/19/35 (m)	3,728
989	Series 2005-8, Class 1A2A, FRN, 5.02%, 09/19/35 (m)	962
5,221	Series 2005-13, Class 2A11, FRN, 4.97%, 02/19/36 (m)	5,056
2,316	Series 2006-8, Class 2A1A, FRN, 4.96%, 07/21/36 (m)	2,238
	Indymac Index Mortgage Loan Trust,
896	Series 2004-AR7, Class A1, FRN, 5.23%, 09/25/34 (m)	879
748	Series 2005-AR14, Class 2A1A, FRN, 5.09%, 08/25/35 (m)	728
9,676	Series 2006-AR2, Class 1A1A, FRN, 5.01%, 04/25/46 (m)	9,345
23,877	Series 2006-AR2, Class 4A1, VAR, 5.95%, 09/25/36 (m)	23,996
13,727	Lehman Mortgage Trust,
	Series 2007-8, Class 2A1, 6.50%, 09/25/37 (m)	13,955
967	Medallion Trust (Australia),
	Series 2004-1G, Class A1, FRN, 5.16%, 05/25/35 (m)	957
13,075	Permanent Master Issuer plc (United Kingdom),
	Series 2006-1, Class 2A, FRN, 5.28%, 10/17/15 (m)	13,010
	RESI Finance LP (Cayman Islands),
6,356	Series 2003-C, Class B3, FRN, 6.06%, 09/10/35 (e) (m)	5,878
1,217	Series 2003-C, Class B4, FRN, 6.26%, 09/10/35 (e) (m)	1,253
1,350	Series 2003-D, Class B3, FRN, 5.96%, 12/10/35 (e) (m)	1,354
1,953	Series 2003-D, Class B4, FRN, 6.16%, 12/10/35 (e) (m)	1,959
2,308	Series 2005-A, Class B3, FRN, 5.24%, 03/10/37 (e) (m)	2,154
772	Series 2005-A, Class B4, FRN, 5.34%, 03/10/37 (e) (m)	721
	Residential Accredit Loans, Inc.,
871	Series 2005-QO4, Class 2A1, FRN, 5.07%, 12/25/45 (m)	836
6,759	Series 2006-QS11, Class 1A1, 6.50%, 08/25/36 (m)	6,737
41,657	Residential Funding Mortgage Securities I,
	Series 2007-S8, Class 1A1, 6.00%, 09/25/37 (m)	41,709
217	SACO I, Inc.,
	Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e) (i)	218

	Structured Asset Mortgage Investments, Inc.,
1,123	Series 2005-AR2, Class 2A1, FRN, 5.02%, 05/25/45 (m)	1,092
7,549	Series 2006-AR1, Class 3A1, FRN, 5.02%, 02/25/36 (m)	7,230
	WaMu Mortgage Pass Through Certificates,
745	Series 2005-AR2, Class 2A21, FRN, 5.12%, 01/25/45 (m)	730
1,144	Series 2005-AR9, Class A1A, FRN, 5.11%, 07/25/45 (m)	1,109
1,214	Series 2005-AR15, Class A1A1, FRN, 5.05%, 11/25/45 (m)	1,175
722	Series 2005-AR17, Class A1A1, FRN, 5.06%, 12/25/45 (m)	702
6,200	Series 2007-HY4, Class 5A1, VAR, 5.69%, 11/25/36 (m)	6,149
1,414	Washington Mutual Alternative Mortgage Pass-Through Certificates,
	Series 2006-AR6, Class 1A, FRN, 4.98%, 07/25/46 (m)	1,371
	Wells Fargo Mortgage Backed Securities Trust,
1,834	Series 2003-2, Class A6, 5.25%, 03/25/18 (m)	1,837
19,065	Series 2003-M, Class A1, FRN, 4.71%, 12/25/33 (m)	18,515
3,186	Series 2006-AR3, Class A1, FRN, 5.70%, 03/25/36 (m)	3,165
35,166	Series 2007-10, Class 1A1, 6.00%, 07/25/37 (m)	34,480
31,497	Series 2007-11, Class A96, 6.00%, 08/25/37 (m)	31,536
32,993	Series 2007-AR4, Class A1, VAR, 6.02%, 08/25/37 (m)	32,970
		455,510
	Total Collateralized Mortgage Obligations
	(Cost $567,848)	564,129

Commercial Mortgage-Backed Securities — 5.0%
	Bear Stearns Commercial Mortgage Securities,
4,655	Series 2005-PWR9, Class A4A, 4.87%, 09/11/42 (m)	4,507
4,155	Series 2005-T18, Class A4, VAR, 4.93%, 02/13/42 (m)	4,023
2,515	Series 2005-T20, Class A4A, VAR, 5.30%, 10/12/42 (m)	2,490
5,000	Series 2006-PW12, Class A4, VAR, 5.89%, 09/11/38 (m)	5,126
10,000	Commercial Mortgage Pass Through Certificates,
	Series 2006-C7, Class A4, VAR, 5.96%, 06/10/46 (m)	10,282
	Credit Suisse Mortgage Capital Certificates,
13,500	Series 2007-C1, Class A3, 5.38%, 02/15/40 (m)	13,381
17,235	Series 2007-C4, Class A3, VAR, 6.01%, 09/15/39 (m)	17,658
	Greenwich Capital Commercial Funding Corp.,
5,405	Series 2005-GG3, Class A4, VAR, 4.80%, 08/10/42 (m)	5,215
5,405	Series 2005-GG3, Class AJ, VAR, 4.86%, 08/10/42 (m)	4,998
	LB-UBS Commercial Mortgage Trust,
1,200	Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	1,192
2,170	Series 2006-C1, Class A4, 5.16%, 02/15/31 (m)	2,136
4,060	Series 2006-C4, Class A4, VAR, 5.88%, 06/15/38 (m)	4,206
6,106	Lehman Brothers Floating Rate Commercial Mortgage Trust,
	Series 2006-LLFA, Class A2, FRN, 4.77%, 09/15/21 (e) (m)	6,048
7,610	Merrill Lynch Mortgage Trust,
	Series 2006-C1, Class A4, VAR, 5.84%, 05/12/39 (m)	7,778
966	Morgan Stanley Capital I,
	Series 2007-IQ13, Class A4, 5.36%, 03/15/44 (m)	956
1,755	Morgan Stanley Dean Witter Capital I,
	Series 2003-HQ2, Class A2, 4.92%, 03/12/35 (m)	1,726
	Wachovia Bank Commercial Mortgage Trust,
370	Series 2005-C17, Class A4, VAR, 5.08%, 03/15/42 (m)	363

7,000	Series 2007-C30, Class A5, 5.34%, 12/15/43 (m)	6,911
	Total Commercial Mortgage-Backed Securities
	(Cost $98,309)	98,996

Corporate Bonds — 36.8%

Aerospace & Defense — 0.3%
	L-3 Communications Corp.,
1,145	5.88%, 01/15/15 (m)	1,099
500	6.38%, 10/15/15 (m)	495
3,500	United Technologies Corp.,
	FRN, 5.69%, 06/01/09 (m)	3,474
		5,068

Auto Components — 0.1%
13	Goodyear Tire & Rubber Co. (The),
	9.00%, 07/01/15 (m)	14
1,295	Tenneco, Inc.,
	8.13%, 11/15/15 (e) (m)	1,292
	TRW Automotive, Inc.,
800	7.00%, 03/15/14 (e) (m)	748
825	7.25%, 03/15/17 (e) (m)	765
		2,819

Automobiles — 0.7%
	Daimler Finance North America LLC,
10,280	5.88%, 03/15/11 (m)	10,567
3,425	FRN, 6.13%, 03/13/09 (m)	3,411
		13,978

Beverages — 0.1%
985	Constellation Brands, Inc.,
	7.25%, 09/01/16 (m)	921

Building Products — 0.1%
2,235	Owens Corning, Inc.,
	7.00%, 12/01/36 (m)	2,152

Capital Markets — 4.8%
1,900	Arch Western Finance LLC,
	6.75%, 07/01/13 (m)	1,838
11,275	Bear Stearns Cos., Inc. (The),
	FRN, 5.02%, 05/18/10 (m)	10,952
	Credit Suisse USA, Inc.,
1,845	5.50%, 08/16/11 (m)	1,897
2,000	FRN, 5.80%, 06/05/09 (m)	1,997
	Goldman Sachs Group, Inc. (The),
3,865	5.95%, 01/15/27 (m)	3,482
4,125	6.75%, 10/01/37 (m)	4,052
6,525	FRN, 5.30%, 06/23/09 (m)	6,476
6,375	Lehman Brothers Holdings Capital Trust V,
	5.86%, 05/31/12 (m) (x)	5,667
	Lehman Brothers Holdings, Inc.,
4,665	5.25%, 02/06/12 (m)	4,602
3,835	5.75%, 01/03/17 (m)	3,667
7,000	FRN, 5.08%, 08/21/09 (m)	6,870

5,000	FRN, 5.17%, 05/25/10 (m)	4,818
2,010	LVB Acquisition Merger Sub, Inc.,
	PIK, 10.38%, 10/15/17 (e) (m)	2,000
	Merrill Lynch & Co., Inc.,
3,015	6.05%, 08/15/12 (m)	3,062
1,845	6.11%, 01/29/37 (m)	1,609
820	6.22%, 09/15/26 (m)	753
1,900	FRN, 5.11%, 02/06/09 (m)	1,889
7,250	FRN, 5.11%, 11/01/11 (m)	6,902
	Morgan Stanley,
5,850	5.45%, 01/09/17 (m)	5,638
1,800	5.63%, 01/09/12 (m)	1,829
7,000	FRN, 4.97%, 05/07/10 (m)	6,856
7,000	FRN, 5.01%, 02/09/09 (m)	6,969
		93,825

Chemicals — 0.3%
12	Equistar Chemicals LP/Equistar Funding Corp.,
	10.13%, 09/01/08 (m)	13
1,060	Huntsman LLC,
	11.50%, 07/15/12 (m)	1,145
1,000	Ineos Group Holdings plc (United Kingdom),
	8.50%, 02/15/16 (e) (m)	900
	Nalco Co.,
835	7.75%, 11/15/11 (m)	843
1,000	8.88%, 11/15/13 (m)	1,040
1,100	Terra Capital, Inc.,
	7.00%, 02/01/17 (m)	1,086
		5,027

Commercial Banks — 6.5%
7,000	Banco de Sabadell S.A. (Spain),
	FRN, 5.25%, 04/23/10 (e) (m)	6,925
7,855	Bank of Scotland plc (United Kingdom),
	5.25%, 02/21/17 (e) (m)	8,179
	Barclays Bank plc (United Kingdom),
4,035	5.93%, 12/15/16 (e) (m) (x)	3,668
6,130	Zero Coupon, 04/07/10 (e) (i)	6,029
620	BB&T Capital Trust I,
	5.85%, 08/18/35 (m)	559
4,300	BNP Paribas (France),
	7.20%, 06/25/37 (e) (m) (x)	4,044
6,195	Commonwealth Bank of Australia (Australia),
	6.02%, 03/15/16 (e) (m) (x)	5,668
5,045	Credit Agricole S.A. (France),
	6.64%, 05/31/17 (e) (m) (x)	4,636
4,770	DBS Capital Funding Corp. (Cayman Islands),
	7.66%, 03/15/11 (e) (m) (x)	5,222
5,300	Deutsche Bank AG (Germany),
	5.38%, 10/12/12 (m)	5,422
	Glitnir Banki HF (Iceland),
1,500	FRN, 5.40%, 10/15/08 (e) (m)	1,498

2,650	FRN, 5.44%, 04/20/10 (e) (m)	2,591
6,675	FRN, 5.62%, 01/21/11 (e) (m)	6,478
	HBOS plc (United Kingdom),
5,000	5.92%, 10/01/15 (e) (m) (x)	4,467
2,015	6.66%, 05/21/37 (e) (m) (x)	1,749
2,675	ICICI Bank Ltd. (India),
	FRN, 5.79%, 01/12/10 (e) (m)	2,666
1,720	Industrial Bank of Korea (South Korea),
	VAR, 4.00%, 05/19/14 (e) (m)	1,702
7,500	Korea Development Bank (South Korea),
	FRN, 5.37%, 04/03/10 (m)	7,475
4,250	Landsbanki Islands HF (Iceland),
	6.10%, 08/25/11 (e) (m)	4,220
3,400	Royal Bank of Scotland Group plc (United Kingdom),
	7.64%, 09/29/17 (m) (x)	3,449
6,465	Shinsei Finance II (Cayman Islands),
	7.16%, 07/25/16 (e) (m) (x)	5,443
5,140	Societe Generale (France),
	5.92%, 04/05/17 (e) (m) (x)	4,710
2,200	Standard Chartered plc (United Kingdom),
	6.41%, 01/30/17 (e) (m) (x)	2,020
4,500	VTB 24 Capital plc (Ireland),
	FRN, 6.54%, 12/07/09 (m)	4,378
8,525	VTB Capital S.A. (Luxembourg),
	FRN, 5.51%, 08/01/08 (e) (m)	8,440
7,600	Wachovia Capital Trust III,
	5.80%, 03/15/11 (m) (x)	7,311
2,070	Wells Fargo Bank N.A.,
	6.45%, 02/01/11	2,191
	Woori Bank (South Korea),
2,335	VAR, 5.75%, 03/13/14 (e) (m)	2,331
4,615	VAR, 6.21%, 05/02/37 (e) (m)	4,112
		127,583

Commercial Services & Supplies — 0.1%
755	ACCO Brands Corp.,
	7.63%, 08/15/15 (m)	676
1,065	Allied Waste North America, Inc.,
	7.25%, 03/15/15 (m)	1,060
415	Corrections Corp. of America,
	6.25%, 03/15/13 (m)	410
830	Quebecor World Capital Corp. (Canada),
	8.75%, 03/15/16 (e)	624
		2,770

Communications Equipment — 0.2%
4,000	Cisco Systems, Inc.,
	FRN, 5.10%, 02/20/09 (m)	3,992

Consumer Finance — 1.3%
8,575	Discover Financial Services,
	FRN, 6.23%, 06/11/10 (e) (m)	8,339
	Ford Motor Credit Co. LLC,

2,630	7.80%, 06/01/12 (m)	2,344
195	FRN, 6.81%, 01/15/10 (m)	183
2,250	General Electric Capital Corp.,
	FRN, 5.10%, 10/26/09 (m)	2,244
1,335	GMAC LLC,
	6.88%, 08/28/12 (m)	1,135
2,000	HSBC Finance Corp.,
	FRN, 5.82%, 09/15/08 (m)	1,998
3,500	International Lease Finance Corp.,
	FRN, 5.25%, 05/24/10 (m)	3,486
	SLM Corp.,
1,655	3.63%, 03/17/08 (m)	1,619
4,500	FRN, 5.22%, 07/27/09 (m)	4,213
		25,561

Containers & Packaging — 0.0% (g)
615	Owens-Brockway Glass Container, Inc.,
	8.25%, 05/15/13 (m)	636

Diversified Consumer Services — 0.0% (g)
780	Service Corp. International,
	7.38%, 10/01/14 (m)	772

Diversified Financial Services — 5.4%
	Caterpillar Financial Services Corp.,
2,250	FRN, 4.93%, 08/11/09 (m)	2,239
4,250	FRN, 4.97%, 05/18/09 (m)	4,234
3,500	CIT Group, Inc.,
	FRN, 5.02%, 08/17/09 (m)	3,287
3,100	CIT Group Holdings, Inc.,
	FRN, 5.13%, 01/30/09 (m)	2,954
5,250	Citigroup Funding, Inc.,
	VAR, 1.01%, 03/12/12 (e) (i)	5,287
	Citigroup, Inc.,
4,870	6.00%, 08/15/17 (m)	4,970
3,890	6.13%, 11/21/17 (m)	4,003
8,035	Goldman Sachs Capital II,
	5.79%, 06/01/12 (m) (x)	7,178
3,750	IBM International Group Capital LLC,
	5.05%, 10/22/12 (m)	3,805
	Kaupthing Bank HF (Iceland),
7,400	5.75%, 10/04/11 (e) (m)	7,066
9,600	FRN, 5.94%, 01/15/10 (e) (m)	9,565
1,815	Mizuho JGB Investment LLC,
	9.87%, 06/30/08 (e) (m) (x)	1,869
7,073	Mizuho Preferred Capital Co. LLC,
	8.79%, 06/30/08 (e) (m) (x)	7,241
3,275	MUFG Capital Finance 1 Ltd. (Cayman Islands),
	6.35%, 07/25/16 (m) (x)	3,144
6,425	Pemex Finance Ltd. (Cayman Islands),
	FRN, 7.04%, 10/15/09 (m)	6,530
7,650	QBE Capital Funding II LP (United Kingdom),
	6.80%, 06/01/17 (e) (m) (x)	7,407

3,475	SMFG Preferred Capital USD 1 Ltd. (Cayman Islands),
	6.08%, 01/25/17 (e) (m) (x)	3,188
1,250	TIAA Global Markets, Inc.,
	FRN, 5.35%, 01/12/11 (e) (m)	1,251
3,040	TRAINS, HY1-2006,
	7.55%, 05/01/16 (e) (m)	2,935
1,105	Visant Corp.,
	7.63%, 10/01/12 (m)	1,105
15,000	Xstrata Finance Dubai Ltd. (United Arab Emirates),
	FRN, 5.23%, 11/13/09 (e) (m)	14,944
3,020	ZFS Finance USA Trust II,
	VAR, 6.45%, 12/15/65 (e) (m)	2,766
		106,968

Diversified Telecommunication Services — 1.4%
1,220	Consolidated Communications Illinois/Texas Holdings, Inc.,
	9.75%, 04/01/12 (m)	1,251
1,000	Insight Midwest LP/Insight Capital, Inc.,
	9.75%, 10/01/09 (m)	1,000
94	Qwest Communications International, Inc.,
	FRN, 8.37%, 02/15/09 (m)	94
340	Qwest Corp.,
	8.88%, 03/15/12 (m)	365
5,395	Sprint Capital Corp.,
	6.13%, 11/15/08 (m)	5,388
	Telefonica Emisiones S.A.U. (Spain),
9,610	5.86%, 02/04/13 (m)	9,819
10,000	FRN, 5.89%, 06/19/09 (m)	9,957
		27,874

Electric Utilities — 0.8%
10,525	Abu Dhabi National Energy Co. (United Arab Emirates),
	5.62%, 10/25/12 (e) (m)	10,661
2,800	Pacificorp,
	6.25%, 10/15/37 (m)	2,893
300	Texas Competitive Electric Holdings Co. LLC,
	10.25%, 11/01/15 (e) (m)	289
1,635	Virginia Electric and Power Co.,
	6.35%, 11/30/37	1,649
		15,492

Electronic Equipment & Instruments — 0.0% (g)
835	NXP BV/NXP Funding LLC (Netherlands),
	9.50%, 10/15/15 (m)	760

Food & Staples Retailing — 1.3%
8,000	CVS/Caremark Corp.,
	FRN, 5.92%, 06/01/10 (m)	7,872
3,086	CVS Lease Pass-Through,
	6.04%, 12/10/28 (e) (m)	3,151
3,070	Kroger Co. (The),
	6.40%, 08/15/17 (m)	3,240
3,030	Safeway, Inc.,
	6.35%, 08/15/17 (m)	3,186

	Wal-Mart Stores, Inc.,
2,785	5.25%, 09/01/35 (m)	2,423
4,960	5.38%, 04/05/17 (m)	4,982
1,500	6.50%, 08/15/37 (m)	1,538
		26,392

Gas Utilities — 0.2%
3,520	Nakilat, Inc. (Qatar),
	6.07%, 12/31/33 (e) (m)	3,425

Health Care Equipment & Supplies — 0.0% (g)
615	Fresenius Medical Care Capital Trust II,
	7.88%, 02/01/08 (m)	617

Health Care Providers & Services — 0.6%
1,910	Community Health Systems, Inc.,
	8.88%, 07/15/15 (m)	1,929
	HCA, Inc.,
470	9.25%, 11/15/16 (m)	486
2,500	PIK, 9.63%, 11/15/16 (m)	2,600
7,250	UnitedHealth Group, Inc.,
	FRN, 5.42%, 06/21/10 (e) (m)	7,228
		12,243

Hotels, Restaurants & Leisure — 0.2%
1,860	McDonald's Corp.,
	6.30%, 10/15/37 (m)	1,929
	MGM Mirage, Inc.,
1,225	5.88%, 02/27/14 (m)	1,110
830	6.75%, 04/01/13 (m)	801
		3,840

Household Durables — 0.3%
	Beazer Homes USA, Inc.,
1,025	6.50%, 11/15/13 (m)	754
200	6.88%, 07/15/15 (m)	145
1,390	Jarden Corp.,
	7.50%, 05/01/17 (m)	1,251
645	K. Hovnanian Enterprises, Inc.,
	8.63%, 01/15/17 (m)	474
1,525	Sealy Mattress Co.,
	8.25%, 06/15/14 (m)	1,498
1,620	Simmons Co.,
	SUB, 10.00%, 12/15/14 (m)	1,280
		5,402

Household Products — 0.0% (g)
585	Spectrum Brands, Inc.,
	7.38%, 02/01/15 (m)	424
435	Visant Holding Corp.,
	8.75%, 12/01/13 (m)	434
		858

Independent Power Producers & Energy Traders — 0.1%
25	AES Corp. (The),
	8.75%, 05/15/13 (e) (m)	26
150	Energy Future Holdings Corp.,

	10.88%, 11/01/17 (e) (m)	147
1,225	NRG Energy, Inc.,
	7.38%, 02/01/16 (m)	1,200
		1,373

Insurance — 2.7%
1,765	American International Group, Inc.,
	6.25%, 05/01/36 (m)	1,779
3,750	Liberty Mutual Group, Inc.,
	7.50%, 08/15/36 (e) (m)	3,853
4,195	Lincoln National Corp.,
	VAR, 7.00%, 05/17/66 (m)	4,190
6,500	Metropolitan Life Global Funding I,
	FRN, 4.94%, 05/17/10 (e) (m)	6,446
1,855	Nationwide Financial Services,
	6.75%, 05/15/37 (m)	1,669
7,500	Nationwide Life Global Funding I,
	FRN, 5.29%, 10/09/09 (e) (m)	7,487
4,505	Protective Life Secured Trusts,
	3.70%, 11/24/08 (m)	4,430
6,000	Stancorp Financial Group, Inc.,
	VAR, 6.90%, 05/29/67 (m)	5,674
7,630	Stingray Pass-Through Trust (Cayman Islands),
	5.90%, 01/12/15 (e) (m)	4,960
6,145	Swiss RE Capital I LP (United Kingdom),
	6.85%, 05/25/16 (e) (m) (x)	6,005
6,645	XL Capital Ltd. (Cayman Islands),
	6.50%, 04/15/17 (m) (x)	5,850
		52,343

IT Services — 0.2%
	Iron Mountain, Inc.,
1,795	6.63%, 01/01/16 (m)	1,694
480	7.75%, 01/15/15 (m)	482
	SunGard Data Systems, Inc.,
830	9.13%, 08/15/13 (m)	845
900	10.25%, 08/15/15 (m)	927
		3,948

Leisure Equipment & Products — 0.1%
1,000	Steinway Musical Instruments, Inc.,
	7.00%, 03/01/14 (e) (m)	910

Media — 3.2%
1,285	CCO Holdings LLC/CCO Holdings Capital Corp.,
	8.75%, 11/15/13 (m)	1,256
485	Charter Communications Operating LLC/Charter Communications Operating Capital,
	8.00%, 04/30/12 (e) (m)	474
	Comcast Corp.,
8,400	6.95%, 08/15/37 (m)	8,884
7,775	FRN, 5.54%, 07/14/09 (m)	7,743
1,950	Dex Media, Inc.,
	SUB, 0.00%, 11/15/13 (m)	1,789
3,000	Dex Media West LLC/Dex Media Finance Co.,

	9.88%, 08/15/13 (m)	3,117
1,500	DIRECTV Holdings LLC,
	6.38%, 06/15/15 (m)	1,451
1,815	Echostar DBS Corp.,
	7.13%, 02/01/16 (m)	1,890
1,390	Quebecor Media, Inc. (Canada),
	7.75%, 03/15/16 (e) (m)	1,296
8	Sinclair Television Group, Inc.,
	8.00%, 03/15/12 (m)	8
1,820	Time Warner Cable, Inc.,
	6.55%, 05/01/37 (m)	1,806
1,295	Time Warner Entertainment Co. LP,
	8.38%, 07/15/33 (m)	1,538
	Time Warner, Inc.,
13,365	5.50%, 11/15/11 (m)	13,475
7,550	FRN, 5.11%, 11/13/09 (m)	7,490
4,900	Viacom, Inc.,
	FRN, 6.04%, 06/16/09 (m)	4,882
4,650	Walt Disney Co. (The),
	FRN, 5.82%, 09/10/09 (m)	4,633
1,320	WMG Acquisition Corp.,
	7.38%, 04/15/14 (m)	1,107
		62,839

Multi-Utilities — 0.5%
	Dominion Resources, Inc.,
1,220	5.00%, 03/15/13 (m)	1,192
5,010	5.15%, 07/15/15 (m)	4,851
2,620	MidAmerican Energy Holdings Co.,
	6.50%, 09/15/37 (m)	2,723
		8,766

Multiline Retail — 0.2%
2,725	Kohl's Corp.,
	6.88%, 12/15/37 (m)	2,590
2,010	Target Corp.,
	6.50%, 10/15/37 (m)	1,950
		4,540

Oil, Gas & Consumable Fuels — 2.8%
5,000	Anadarko Petroleum Corp.,
	FRN, 6.09%, 09/15/09 (m)	4,934
1,980	Canadian Natural Resources Ltd. (Canada),
	6.25%, 03/15/38 (m)	1,948
960	Chesapeake Energy Corp.,
	6.50%, 08/15/17 (m)	922
5,458	Citic Resources Finance Ltd. (Bermuda),
	6.75%, 05/15/14 (e) (m)	5,062
1,650	EnCana Corp. (Canada),
	6.63%, 08/15/37 (m)	1,720
5,220	Enterprise Products Operating LP,
	6.30%, 09/15/17 (m)	5,373
	Gaz Capital S.A. for Gazprom (Russia),

1,350	6.51%, 03/07/22 (e) (m)	1,296
6,110	7.29%, 08/16/37 (e) (m)	6,250
4,124	Gazprom International S.A. (Russia),
	7.20%, 02/01/20 (m)	4,204
	Kinder Morgan Energy Partners LP,
3,420	5.85%, 09/15/12 (m)	3,501
1,605	6.50%, 02/01/37 (m)	1,599
3,115	Nexen, Inc. (Canada),
	6.40%, 05/15/37 (m)	3,067
3,415	ONEOK Partners LP,
	5.90%, 04/01/12 (m)	3,537
5,520	Qatar Petroleum (Qatar),
	5.58%, 05/30/11 (e) (m)	5,643
2,995	Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar),
	5.83%, 09/30/16 (e) (m)	3,084
3,385	Valero Energy Corp.,
	6.63%, 06/15/37 (m)	3,477
		55,617

Paper & Forest Products — 0.1%
1,200	Georgia Pacific Corp.,
	7.70%, 06/15/15 (m)	1,167

Personal Products — 0.0% (g)
500	Del Laboratories, Inc.,
	8.00%, 02/01/12 (m)	496

Real Estate Investment Trusts (REITs) — 0.3%
6,600	iStar Financial, Inc.,
	FRN, 5.97%, 03/03/08 (m)	6,508

Road & Rail — 0.0% (g)
40	United Rentals North America, Inc.,
	6.50%, 02/15/12 (m)	38

Semiconductors & Semiconductor Equipment — 0.1%
585	Freescale Semiconductor, Inc.,
	PIK, 9.13%, 12/15/14 (m)	510
1,200	Sensata Technologies BV (Netherlands),
	8.00%, 05/01/14 (m)	1,116
		1,626

Software — 0.0% (g)
700	Open Solutions, Inc.,
	9.75%, 02/01/15 (e) (m)	651

Specialty Retail — 0.2%
3,575	Home Depot, Inc.,
	5.88%, 12/16/36 (m)	3,028

Thrifts & Mortgage Finance — 0.9%
5,800	Bancaja U.S. Debt S.A.U. (Spain),
	FRN, 5.40%, 07/10/09 (e) (m)	5,762
4,000	CAM U.S. Finance S.A. Sociedad Unipersonal (Spain),
	FRN, 5.06%, 02/01/10 (e) (m)	3,963
405	Countrywide Financial Corp.,
	FRN, 5.43%, 03/24/09 (m)	305
1,250	Sovereign Bancorp, Inc.,

	FRN, 5.90%, 03/01/09 (m)	1,231
4,000	Washington Mutual Bank,
	FRN, 5.00%, 05/01/09 (m)	3,720
	Washington Mutual Preferred Funding,
2,700	6.67%, 12/15/16 (e) (m) (x)	1,539
3,500	6.90%, 06/15/12 (e) (m) (x)	2,030
		18,550

Wireless Telecommunication Services — 0.7%
5,100	America Movil S.A.B. de C.V. (Mexico),
	FRN, 5.30%, 06/27/08 (e)	5,095
635	Cricket Communications, Inc.,
	9.38%, 11/01/14 (m)	590
420	Dobson Cellular Systems, Inc.,
	8.38%, 11/01/11 (m)	450
530	Intelsat Bermuda Ltd. (Bermuda),
	9.25%, 06/15/16 (m)	540
560	MetroPCS Wireless, Inc.,
	9.25%, 11/01/14 (m)	531
6,300	Sprint Nextel Corp.,
	6.00%, 12/01/16 (m)	5,998
		13,204
	Total Corporate Bonds
	(Cost $742,904)	724,579

Foreign Government Securities — 4.6%
EGP	17,500	Credit Suisse First Boston, Zero Coupon, 05/06/08 (linked to Egypt
		Treasury Bill, Zero Coupon, 05/06/08) (Egypt) (e) (i)	3,066
TRY	3,600	Credit Suisse, Nassau Branch, 14.00%, 01/19/11 (linked to Republic
		of Turkey Government Bond, 14.00%, 01/19/11) (Turkey) (e) (i) (m)	3,033
	$2,715	Federal Republic of Brazil (Brazil),
		12.25%, 03/06/30 (m)	4,697
	3,220	Government of Ukraine (Ukraine),
		6.58%, 11/21/16 (e) (m)	3,144
	5,590	IIRSA Norte Finance Ltd. (Peru),
		8.75%, 05/30/24 (m)	6,345
		Lehman Brothers Holdings, Inc.,
BRL	5,675	10.00%, 01/03/12 (linked to Brazilian Real Notes, 10.00%, 01/03/12) (Brazil) (e) (i)	3,062
	$2,000	National Agricultural Cooperative Federation (South Korea),
		VAR, 5.75%, 06/18/14 (m)	2,026
	15,970	Petroleos de Venezuela S.A. (Venezuela),
		5.50%, 04/12/37 (m)	8,943
		Republic of Argentina (Argentina),
ARS	15,000	11.31%, 01/20/10 (m)	4,717
	$13,110	FRN, 5.37%, 08/03/12 (m)	7,348
COP	4,000,000	Republic of Colombia (Colombia),
		12.00%, 10/22/15 (m)	2,182
		Republic of Guatemala (Guatemala),
	$3,860	9.25%, 08/01/13 (m)	4,439
	4,000	10.25%, 11/08/11 (m)	4,610
	4,430	Republic of Venezuela (Venezuela),

	9.38%, 01/13/34 (m)	4,375
1,400	Russian Federation (Russia),
	12.75%, 06/24/28 (m)	2,541
	United Mexican States (Mexico),
4,010	4.50%, 12/07/42 (m)	8,306
6,860	8.00%, 09/24/22 (m)	8,464
8,550	FRN, 5.94%, 01/13/09 (m)	8,563
	Total Foreign Government Securities
	(Cost $90,403)	89,861

Loan Assignments & Participations — 0.1%

Auto Components — 0.0% (g)
	Allison Transmission, Term Loan B,
645	8.00%, 08/07/14 (m)	599
355	8.48%, 08/07/14 (m)	329
		928

Electric Utilities — 0.1%
1,000	Texas Competitive Electric Holdings Co. LLC,
	8.40%, 10/10/14 (m)	979

Software — 0.0% (g)
1,000	First Data, Term Loan B1,
	7.96%, 09/24/14 (m)	947
	Total Loan Assignments & Participations
	(Cost $2,945)	2,854

Mortgage Pass-Through Securities — 37.6%
	Federal Home Loan Mortgage Corp.,
49,500	TBA, 5.00%, 12/15/37	48,572
42,745	TBA, 5.50%, 12/15/37	42,745
50,410	TBA, 6.00%, 12/15/37	51,166
	Federal Home Loan Mortgage Corp., Gold Pools,
271	6.00%, 02/01/11-04/01/11 (m)	276
186	6.00%, 01/01/35 (m)	189
65	7.00%, 12/01/25-02/01/26 (m)	67
143	7.50%, 10/01/26-02/01/27 (m)	154
125	8.00%, 04/01/26-07/01/26 (m)	135
1	Federal Home Loan Mortgage Corp., Non Gold Pool,
	9.75%, 11/01/08 (m)	1
	Federal National Mortgage Association, Various Pools,
1,128	4.96%, 11/01/08 (m)	1,128
7,023	6.00%, 10/01/23-03/01/35 (m)	7,156
1,973	6.50%, 04/01/29-03/01/35 (m)	2,034
59,300	7.00%, 02/01/35-07/01/37 (m)	61,562
755	7.50%, 03/01/35-01/01/36 (m)	791
801	8.00%, 08/01/22-01/01/36 (m)	845
-(h)	8.50%, 10/01/25 (m)	-(h)
20,895	TBA, 5.00%, 12/25/22	20,875
23,980	TBA, 5.50%, 12/25/37	24,017
204,790	TBA, 6.00%, 12/25/37	208,118
44,865	TBA, 6.50%, 01/25/37	46,127

146,800	TBA, 7.00%, 12/25/37	152,351
	Government National Mortgage Association, Various Pools,
1,094	7.00%, 09/15/31 (m)	1,160
9	9.00%, 02/15/10 - 04/15/11 (m)	10
69,000	TBA, 6.00%, 12/15/37	70,768
500	TBA, 6.50%, 12/15/37	517
	Total Mortgage Pass-Through Securities
	(Cost $731,686)	740,764

Private Placements --0.8%
10,359	200 East 57th St., 200 East Tenants Corp., Secured by First Mortgage Agreement on Co-op Apartment Building in New York City,
	6.50%, 01/01/14 (f) (i)	10,988
717	200 East 27th St., 200 East Tenants Corp., Secured by Second Mortgage Agreement and Apartment on Co-op Apartment Building in New York City,
	6.72%, 01/01/13 (f) (i)	754
2,902	81 Irving Place, Irving Tenants Corp., Secured by First Mortgage and Agreement on Co-op Apartment Building in New York City,
	6.95%, 01/01/29 (f) (i)	3,113
	Total Private Placements
	(Cost $13,978)	14,855

Supranational — 0.3%
5,000	European Investment Bank,
	4.88%, 02/16/16 (m)
	(Cost $4,994)	5,197

U.S. Government Agency Securities — 0.7%
2,315	Federal Home Loan Mortgage Corp.,
	6.75%, 03/15/31 (m)	2,866
	Federal National Mortgage Association,
15	7.13%, 01/15/30 (m)	19
7,500	7.25%, 05/15/30 (m)	9,658
1,600	Tennessee Valley Authority,
	6.79%, 05/23/12 (m)	1,775
	Total U.S. Government Agency Securities
	(Cost $14,099)	14,318

U.S. Treasury Obligations — 1.2%
	U.S. Treasury Bonds,
3,150	4.75%, 02/15/37 (m)	3,326
350	7.25%, 05/15/16 (m)	433
	U.S. Treasury Notes,
1,500	3.38%, 10/15/09 (m)	1,509
2,220	3.50%, 02/15/10 (m)	2,241
1,075	3.88%, 05/15/09 (m)	1,087
495	4.00%, 02/15/15 (m)	502
2,795	4.13%, 08/15/08 (m)	2,809
1,830	4.25%, 09/30/12 (m)	1,896
160	4.38%, 01/31/08 (m)	160
1,125	4.38%, 11/15/08 (m)	1,137
1,275	4.50%, 09/30/11 (m)	1,330
250	4.50%, 02/15/16 (m)	261
3,465	4.63%, 07/31/09 (m)	3,549
1,320	4.88%, 08/15/09 (m)	1,358

1,000	5.00%, 07/31/08 (m)	1,010
	Total U.S. Treasury Obligations
	(Cost $21,899)	22,608
Shares

Preferred Stocks — 0.6%

Insurance — 0.6%
200	Aspen Insurance Holdings Ltd. (Bermuda),
	7.40%, 01/01/17 (m) (x)	4,500
6,730	Axis Capital Holdings Ltd. (Bermuda)
	7.50%, 12/01/15 (m) (x)	6,970
	Total Preferred Stocks	11,470
	(Cost $12,157)
	Total Long-Term Investments
	(Cost $2,584,453)	2,540,650

Number of Contracts

Options Purchased — 0.1%

Call Options Purchased — 0.0% (g)
216	90 Day Eurodollar Futures, Expiring 12/17/07 @ 95.00, American Style	108
310	90 Day Eurodollar Futures, Expiring 03/17/08 @ 95.75, American Style	184
	Total Call Options Purchased	292

Put Options Purchased — 0.1%
1,000	90 Day Eurodollar Futures, Expiring 03/17/08 @ 94.63, American Style	13
500	90 Day Eurodollar Futures, Expiring 03/17/08 @ 94.50, American Style	3
1,500	90 Day Eurodollar Futures, Expiring 03/17/08 @ 94.63, American Style	-(h)

Notional Amount ($)

	Put Options Purchased on Interest Rate Swaps:
108,060	Expiring 11/03/08. If exercised the Fund pays 5.23% and receives
	3 month LIBOR expiring 11/05/18, European Style	1,498
	Total Put Options Purchased	1,514
	Total Options Purchased
	(Cost $3,249)	1,806

Principal Amount ($)

Short-Term Investments — 8.1%

Commercial Paper — 1.2% (n)
22,250	Clipper Receivables Corp.,
	4.84%, 12/12/07 (m)	22,215
1,500	Corporate Asset Funding Co., Inc.,
	4.77%, 12/04/07 (e) (m)	1,499
750	Newport Funding Corp.,
	4.72%, 12/03/07 (e) (m)	750
	Total Commercial Paper
	(Cost $24,466)	24,464
Shares

Investment Company — 6.6%
129,168	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $129,168)	129,168

Principal Amount ($)

U.S. Treasury Obligation — 0.3%
6,235	U.S. Treasury Bill,

3.00%, 01/17/08 (k) (n)
(Cost $6,211)	6,211
Total Short-Term Investments
(Cost $159,845)	159,843

Total Investments — 137.3%
(Cost $2,747,547)	2,702,299

Liabilities in Excess of Other Assets — (37.3)%	(733,750)

NET ASSETS — 100.0%	$1,968,549

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands).
	Market Value	Percentage
	$45,078	2.3%

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2007.

ARS	Argentine Peso
BPS	Basis Points
BRL	Brazilian Real
CAD	Canadian Dollar
CMO	Collateralized Mortgage Obligation
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.
GBP	British Pound
GNMA	Government National Mortgage Association
IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2007. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PIK	Payment-In-Kind
PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	Real Estate Mortgage Investment Conduits
STRIPS

Separate Trading of Registered Interest and PrincipalSecurities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2007.
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
TRAINS	Targeted Return Index
TRY	New Turkish Lira
USD	United States Dollar
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,789
Aggregate gross unrealized depreciation	(72,037)
Net unrealized appreciation/depreciation	$(45,248)

Federal income tax cost of investments	$2,747,547

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/07	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
76	10 Year Swap Future	December, 2007	$8,431	$ 390
102	Euro-Bund	December, 2007	17,068	(173)
267	2 Year U.S. Treasury Notes	March, 2008	56,099	(21)
2,821	5 Year U.S. Treasury Notes	March, 2008	310,619	522
3,286	10 Year U.S. Treasury Notes	March, 2008	371,985	796
140	Eurodollar	March, 2008	33,541	87
905	U.S. Long Bond	March, 2008	106,055	(379)

	Short Futures Outstanding
(142)	Eurodollar	December, 2007	(33,780)	22
(537)	2 Year U.S. Treasury Notes	March, 2008	(112,829)	176
(2,659)	5 Year U.S. Treasury Notes	March, 2008	(292,781)	(153)
(567)	10 Year U.S. Treasury Notes	March, 2008	(64,186)	(103)
(96)	U.K. Treasury Gilt	March, 2008	(21,621)	68
(351)	U.S. Long Bond	March, 2008	(41,133)	216
(135)	Eurodollar	September, 2008	(32,567)	(466)
				$ 982

Forward Foreign Currency Exchange Contracts
NET UNREALIZED
		SETTLEMENT	SETTLEMENT	VALUE AT	APPRECIATION
CONTRACTS TO BUY		DATE	VALUE	11/30/07	(DEPRECIATION)

9,105	CAD	01/11/08	$ 9,332	$ 9,108	$ (224)

NET UNREALIZED
		SETTLEMENT	SETTLEMENT	VALUE AT	APPRECIATION
CONTRACTS TO SELL		DATE	VALUE	11/30/07	(DEPRECIATION)

9,105	CAD	01/11/08	$ 9,673	$ (9,109)	$ 564
4,158	GBP	01/11/08	8,742	(8,537)	205
$ 769

SHORT POSITIONS PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$(33,200)	FNMA, TBA, 5.00%, 12/25/37	$(32,536)
(43,000)	FNMA, TBA, 5.50%, 12/25/22	(43,497)
(272,439)	FNMA, TBA, 5.50%, 01/25/37	(272,865)
(23,700)	FNMA, TBA, 6.00%, 01/25/22	(24,226)
(117,800)	FNMA, TBA, 6.00%, 01/25/37	(119,714)
(121,465)	FNMA, TBA, 6.50%, 12/25/37	(124,919)
	(Proceeds received $616,723)	$(617,757)
Options Written

Call Options Written

Description	Exercise Price	Expiration Date	Number of Contracts	Value
1 Year Eurodollar Mid-Curve, American Style	$95.75	03/14/08	310	$(639)
10 Year U.S. Treasury Note Futures, American Style	111.00	02/22/08	460	(1,301)
10 Year U.S. Treasury Note Futures, American Style	112.00	02/22/08	618	(1,352)
10 Year U.S. Treasury Note Futures, American Style	113.00	02/22/08	680	(1,126)
10 Year U.S. Treasury Note Futures, American Style	114.00	02/22/08	158	(195)
90 Day Eurodollar Futures, American Style	95.25	12/17/07	175	(30)
90 Day Eurodollar Futures, American Style	95.38	12/17/07	216	(19)
(Premiums Received $2,046)				$(4,662)

Put Options Written

Description	Exercise Price	Expiration Date	Number of Contracts	Value
10 Year U.S. Treasury Note Futures, American Style	$108.00	02/22/08	690	$(97)
10 Year U.S. Treasury Note Futures, American Style	109.00	02/22/08	56	(14)
10 Year U.S. Treasury Note Futures, American Style	112.00	02/22/08	235	(231)
10 Year U.S. Treasury Note Futures, American Style	113.00	02/22/08	502	(730)
90 Day Eurodollar Futures, American Style	95.25	12/17/07	175	(71)
(Premiums Received $1,888)				$(1,143)

Put Options Written on Interest Rate Swaps**
		Option	Swap
Counterparty	Exercise Rate *	Expiration Date	Expiration Date	Notional Amount	Value
Merrill Lynch Capital Services	4.70%	11/03/08	11/05/10	$445,990	$(1,088)
(Premiums Received $2,329)

* The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.
** European Style

Interest Rate Swaps

		Rate Type (r)
		Payments made by	Payments received by	Termination		Notional
Swap Counterparty		the Fund	the Fund	Date		Amount	Value

Bank of America		5.55% semi-annually	3 month LIBOR quarterly	06/14/12		$ 47,700	$ (3,350)
Bank of America		5.17% semi-annually	3 month LIBOR quarterly	11/17/17		20,805	(920)
Barclays Bank plc		5.10% semi-annually	3 month LIBOR quarterly	07/18/12		41,680	(1,956)
Barclays Bank plc		3 month LIBOR quarterly	4.21% semi-annually	11/29/12		174,785	248
Barclays Bank plc		5.17% semi-annually	3 month LIBOR quarterly	11/17/17		20,805	(919)
Barclays Bank plc		4.95% semi-annually	3 month LIBOR quarterly	11/29/37		49,610	(4)
BNP Paribas		5.57% semi-annually	3 month LIBOR quarterly	07/17/12		17,000	(1,237)
Citibank, N.A.		3 month LIBOR quarterly	5.05% semi-annually	10/01/13		75,560	2,468
Citibank, N.A.		5.05% semi-annually	3 month LIBOR quarterly	10/25/17		11,200	(380)
Citibank, N.A.		5.37% semi-annually	3 month LIBOR quarterly	10/01/18		43,180	(2,250)
Deutsche Bank AG, New York		3 month LIBOR quarterly	4.65% semi-annually	12/10/09		165,065	2,302
Deutsche Bank AG, New York		5.04% semi-annually	3 month LIBOR quarterly	08/15/14		44,605	(2,066)
Deutsche Bank AG, New York		5.17% semi-annually	3 month LIBOR quarterly	12/10/17		39,165	(1,693)
Goldman Sachs Capital Management		3 month LIBOR quarterly	4.75% semi-annually	12/10/09		151,310	2,406
Goldman Sachs Capital Management		4.92% semi-annually	3 month LIBOR quarterly	05/18/16		41,625	(1,148)
Goldman Sachs Capital Management		5.24% semi-annually	3 month LIBOR quarterly	12/10/17		35,900	(1,771)
Lehman Brothers Special Financing		5.27% semi-annually	3 month LIBOR quarterly	10/19/17		19,000	(975)
Merrill Lynch Capital Services		4.88% semi-annually	3 month LIBOR quarterly	09/17/12		31,000	(841)
Merrill Lynch Capital Services		5.20% semi-annually	3 month LIBOR quarterly	09/10/17		18,030	(794)
Union Bank of Switzerland AG		5.23% semi-annually	3 month LIBOR quarterly	06/22/17		5,085	(262)
Union Bank of Switzerland AG		5.69% semi-annually	3 month LIBOR quarterly	06/22/17		9,710	(964)
							$ (14,106)

Credit Default Swaps

			Fund Pays/Receives	Termination		Notional
Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fixed Rate (r)	Date		Amount	Value

Banca Italease S.p.A., 4.89%, 02/08/12	Deutsche Bank AG, New York	Sell	85 BPS quarterly	06/20/08		$ 23,500	$ (235)
Block Financial Corp., 5.12%, 10/30/14	Bear Stearns Credit Products, Inc.	Buy	140 BPS quarterly	12/20/12		8,000	349
Block Financial Corp., 5.13%, 10/30/14	Union Bank of Switzerland AG	Buy	170 BPS quarterly	12/20/12		5,000	157
Brunswick Corp., 7.13%, 08/01/27	Credit Suisse International	Buy	94 BPS quarterly	06/20/14		5,000	46
Computer Sciences Corp., 5.00%, 02/15/13	Merrill Lynch International	Buy	70 BPS quarterly	09/20/14		4,000	(51)
Computer Sciences Corp., 7.38%, 06/15/11	Morgan Stanley Capital Services	Buy	88 BPS quarterly	06/20/14		5,200	(124)
Countrywide Financial Corp., 0.00%, 02/08/31	Union Bank of Switzerland AG	Sell	615 BPS quarterly	09/20/08		10,000	(752)
Countrywide Financial Corp., 0.00%, 02/08/31	Lehman Brothers Special Financing	Sell	500 BPS quarterly	09/20/08		11,300	(965)
Dow Jones CDX.EM.8	Bear Stearns Credit Products, Inc. [1]	Buy	175 BPS semi-annually	12/20/12		27,350	129
Dow Jones CDX.EM.8	Citibank, N.A. [2]	Buy	175 BPS semi-annually	12/20/12		10,690	31
Dow Jones CDX.EM.8	Deutsche Bank AG, New York [3]	Buy	175 BPS semi-annually	12/20/12		5,590	27
Dow Jones CDX.EM.8	Deutsche Bank AG, New York [4]	Buy	175 BPS semi-annually	12/20/12		24,170	65
Dow Jones CDX.EM.8	Lehman Brothers Special Financing [5]	Buy	175 BPS semi-annually	12/20/12		20,270	38
Dow Jones CDX.EM.8	Lehman Brothers Special Financing [6]	Buy	175 BPS semi-annually	12/20/12		27,210	73
Dow Jones CDX.EM.8	Lehman Brothers Special Financing [7]	Buy	175 BPS semi-annually	12/20/12		30,170	142
Dow Jones CDX.EM.8	Merrill Lynch Capital Services [8]	Buy	175 BPS semi-annually	12/20/12		4,460	21
Dow Jones CDX.EM.8	Union Bank of Switzerland AG [9]	Buy	175 BPS semi-annually	12/20/12		640	2
Dow Jones CDX.NA.HY.9	Barclays Bank plc [10]	Sell	375 BPS quarterly	12/20/12		12,000	(450)
Dow Jones CDX.NA.IG.9	Goldman Sachs Capital Management [11]	Buy	60 BPS quarterly	12/20/12		124,880	731
Dow Jones CDX.NA.IG.9	Goldman Sachs Capital Management [12]	Buy	60 BPS quarterly	12/20/12		126,580	745
Dow Jones CDX.NA.IG.9	Goldman Sachs Capital Management [13]	Buy	60 BPS quarterly	12/20/12		159,000	1,010
Dow Jones CDX.NA.IG.9	Goldman Sachs Capital Management [14]	Buy	60 BPS quarterly	12/20/12		58,000	379
Dow Jones CDX.NA.IG.HVOL.9	Goldman Sachs Capital Management [15]	Sell	140 BPS quarterly	12/20/12		103,700	(2,673)
FHLMC, 5.08%, 02/07/19	Merrill Lynch Capital Services	Buy	37 BPS quarterly	12/20/12		5,000	60
Gannett Co., Inc., 6.38%, 04/01/12	Bank of America	Buy	67 BPS quarterly	03/20/17		7,200	135
Gazprom, 8.63%, 04/28/34	Deutsche Bank AG, New York	Sell	39 BPS semi-annually	04/20/08		14,560	(14)
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products, Inc.	Buy	341 BPS semi-annually	07/20/17		3,430	267
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products, Inc.	Buy	397 BPS semi-annually	08/20/17		910	39
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	170 BPS semi-annually	10/20/12		5,150	(139)
Government of Ukraine, 7.65%, 06/11/13	Lehman Brothers Special Financing	Sell	169 BPS semi-annually	11/20/11		1,500	(24)
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	145 BPS semi-annually	02/20/12		16,230	(399)
Hannover Finance S.A., 5.75%, 11/16/10	Morgan Stanley Capital Services	Buy	9.5 BPS quarterly	12/20/11		10,000	145
ICICI Bank, Ltd., 5.75%, 11/16/10	Deutsche Bank AG, New York	Sell	26 BPS quarterly	03/20/08		8,000	(27)
Kaupthing Bunadarbanki HF, 5.77%, 12/01/09	Morgan Stanley Capital Services	Sell	31 BPS quarterly	12/20/07	EUR	17,200	(39)
Kazkommertsbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	175 BPS semi-annually	08/20/08		$9,050	(317)
Kazkommertsbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Buy	300 BPS semi-annually	08/20/12		1,810	233
Marsh & McLennan Co., Inc., 5.38%, 07/15/14	Bank of America	Buy	101 BPS quarterly	09/20/14		4,000	(67)
Marsh & McLennan Co., Inc., 5.38%, 07/15/14	Bank of America	Buy	100 BPS quarterly	09/20/14		4,000	(65)
Masco Corp., 5.87%, 07/15/12	Bear Stearns Credit Products, Inc.	Buy	93 BPS quarterly	12/20/12		2,000	14
Masco Corp., 5.87%, 07/15/12	Credit Suisse International	Buy	92 BPS quarterly	12/20/12		5,000	37
Mohawk Industries, 7.20%, 04/15/12	Morgan Stanley Capital Services	Buy	96 BPS quarterly	06/20/14		5,000	(6)
Mors Mittal Steel Co. N.V., 9.75%, 04/01/14	Morgan Stanley Capital Services	Sell	17 BPS quarterly	06/20/08		10,900	(4)
New York Times Co. (The), 4.61%, 09/26/12	Bank of America	Buy	64 BPS quarterly	06/20/17		5,000	84
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Deutsche Bank AG, New York	Sell	258.5 BPS semi-annually	05/20/12		2,790	(230)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	344 BPS semi-annually	10/20/12		20,380	(911)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	196 BPS semi-annually	04/20/12		1,870	(166)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products, Inc.	Sell	341 BPS semi-annually	07/20/17		3,430	(412)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products, Inc.	Sell	407 BPS semi-annually	08/20/17		910	(75)
Republic of Brazil, 12.25%, 03/06/30	Bear Stearns Credit Products, Inc.	Sell	100 BPS semi-annually	09/20/12		5,500	27
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	84 BPS semi-annually	09/20/12		6,350	(15)
Republic of Brazil, 12.25%, 03/06/03	Deutsche Bank AG, New York	Buy	81 BPS semi-annually	04/20/12		1,870	2
Republic of Brazil, 12.25%, 03/06/30	Bear Stearns Credit Products, Inc.	Buy	103 BPS semi-annually	12/20/11		4,545	(60)
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	108.5 BPS semi-annually	12/20/11		845	(13)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11		10,880	(180)
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	103 BPS semi-annually	12/20/11		9,090	(120)
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	102 BPS semi-annually	12/20/11		9,705	(124)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12		5,150	(256)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	53.5 BPS semi-annually	03/20/12		8,800	(460)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12		3,710	(183)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	68 BPS semi-annually	08/20/12		3,330	(175)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	65.5 BPS semi-annually	08/20/12		9,160	(490)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	71 BPS semi-annually	08/20/12		4,340	(222)
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	145 BPS semi-annually	07/20/12		1,720	12
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	146 BPS semi-annually	07/20/12		11,940	75
Republic of Turkey, 11.88%, 01/15/30	Deutsche Bank AG, New York	Buy	239 BPS semi-annually	08/20/12		4,400	(146)
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	194 BPS semi-annually	08/20/12		4,130	(56)
Russia AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09		18,385	(240)
Russia AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09		1,875	(31)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09		18,385	79
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	51 BPS semi-annually	12/20/11		1,690	(19)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11		21,760	(232)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	46 BPS semi-annually	12/20/11		18,180	(243)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	45.5 BPS semi-annually	12/20/11		19,410	(263)
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09		1,875	9
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Sell	140 BPS semi-annually	04/20/10		3,930	78
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	105 BPS semi-annually	06/20/10		8,000	84
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	101 BPS semi-annually	07/20/10		6,000	41
Russian Federation, 7.50%, 03/31/30	Bear Stearns Credit Products, Inc.	Sell	45.5 BPS semi-annually	12/20/11		9,090	(123)
Southwest Airlines, 6.50%, 03/01/12	Bank of America	Buy	58 BPS quarterly	06/20/14		6,900	10
Southwest Airlines, 6.50%, 03/01/12	Goldman Sachs Capital Management	Buy	69 BPS quarterly	06/20/14		5,200	(26)
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	112 BPS semi-annually	04/20/10		3,930	(84)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	106 BPS semi-annually	06/20/10		8,000	(163)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	96 BPS semi-annually	07/20/10		6,000	(92)
VTB Capital S.A., 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	40 BPS semi-annually	03/20/08		9,550	(24)
VTB Capital S.A., 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS semi-annually	05/20/12		4,700	(258)
							$ (7,067)
[1] Premium paid of $191.
[2] Premium received of $59.
[3] Premium paid of $37.
[4] Premium received of $275.
[5] Premium received of $321.
[6] Premium received of $336.
[7] Premium paid of $221.
[8] Premium paid of $30.
[9] Premium received of $336.
[10] Premium received of $323.
[11] Premium received of $479.
[12] Premium received of $190.
[13] Premium paid of $1,022.
[14] Premium paid of $541.
[15] Premium received of $2,589.

Price Lock Swaps

				Notional
Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Amount		Value

Bank of America (b)	BA Covered Bond Issuer, 5.50%, 06/14/12	$ 104.39	01/03/08	$ 47,700		$ 245
Bank of America (b)	FHLMC, 5.00%, 11/17/17	99.79	01/16/08	20,805		730
Barclays Bank plc (a)	U.S. Treasury Bond, 6.63%, 02/15/27	128.45	12/28/07	5,210		25
Barclays Bank plc (a)	U.S. Treasury TIPS, 2.63%, 07/15/17	110.96	12/28/07	4,725		(101)
Barclays Bank plc (b)	Nationwide Building Society, 5.50%, 07/18/12	104.49	12/13/07	41,410		(24)
Barclays Bank plc (b)	U.S. Treasury Note, 4.755, 08/15/17	106.14	12/28/07	5,360		(6)
Barclays Bank plc (b)	U.S. Treasury TIPS, 2.38%, 01/15/27	112.63	12/28/07	4,595		(247)
Barclays Bank plc (b)	FHLMC, 5.00%, 11/17/17	99.79	01/16/08	20,805		730
Citibank, N.A. (a)	FNMA, 30 Year, 5.50%	98.47	12/05/07	73,330		(1,240)
Citibank, N.A. (a)	FNMA, 30 Year, 5.50%	98.47	12/05/07	97,000		(1,640)
Citibank, N.A. (a)	FNMA, 30 Year, 6.50%	102.58	01/07/08	129,500		(277)
Citibank, N.A. (b)	FNMA, 30 Year, 5.00%	96.16	12/05/07	21,850		413
Citibank, N.A. (b)	FNMA, 30 Year, 6.00%	100.69	12/05/07	4,800		46
Citibank, N.A. (b)	FNMA, 30 Year, 6.00%	100.69	12/05/07	15,600		151
Citibank, N.A. (b)	FNMA, 30 Year, 6.50%	102.58	01/07/08	135,000		289
Credit Suisse International (b)	FHLMC, 5.38%, 05/18/16	103.50	02/15/08	40,910		1,032
Deutsche Bank AG, New York (a)	FHLMC Gold, 30 Year, 6.00%	100.47	12/05/07	93,145		(982)
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 5.00%	96.56	12/05/07	138,500		(2,065)
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 5.50%	98.94	12/05/07	28,356		(348)
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 5.50%	99.58	12/05/07	92,000		(539)
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 5.50%	99.59	12/05/07	48,000		(274)
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 5.50%	98.94	12/05/07	341,600		(4,187)
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 6.00%	100.47	12/05/07	6,000		(71)
Deutsche Bank AG, New York (a)	U.S. Treasury Note, 3.88%, 10/31/12	100.03	12/12/07	100,000		(2,109)
Deutsche Bank AG, New York (a)	U.S. Treasury Note, 3.88%, 10/31/12	101.56	12/12/07	60,000		(350)
Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, 5.00%	95.68	12/05/07	77,000		1,885
Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, 5.50%	98.16	12/05/07	31,650		586
Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, 6.00%	100.82	12/05/07	122,000		857
Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, 6.50%	102.41	12/05/07	68,500		257
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 5.00%	96.56	12/05/07	11,000		164
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 5.00%	96.56	12/05/07	404,100		6,951
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 6.00%	100.85	12/05/07	101,000		812
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 6.00%	100.47	12/05/07	41,800		496
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 6.00%	100.69	12/05/07	73,000		707
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 6.00%	100.72	12/05/07	130,545		1,223
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 6.50%	102.22	12/05/07	19,600		125
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 6.50%	102.22	12/05/07	136,650		875
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 7.00%	103.63	12/05/07	34,500		65
Deutsche Bank AG, New York (b)	FNMA, 15 Year, 5.00%	98.56	12/10/07	8,000		109
Deutsche Bank AG, New York (b)	FNMA, 15 Year, 6.00%	101.72	12/10/07	52,000		268
Deutsche Bank AG, New York (b)	GNMA, 30 Year, 6.00%	101.69	12/12/07	12,000		107
Deutsche Bank AG, New York (b)	GNMA, 30 Year, 6.50%	102.97	12/12/07	18,000		90
Deutsche Bank AG, New York (b)	FHLMC, 4.50%, 01/15/14	101.22	01/09/08	10,495		27
Deutsche Bank AG, New York (b)	U.S. Treasury Note, 4.00%, 08/31/09	101.43	01/09/08	150,000		222
Lehman Brothers Special Financing (a)	FNMA, 30 Year, 5.00%	95.72	12/05/07	56,700		(1,324)
Lehman Brothers Special Financing (a)	FNMA, 30 Year, 5.50%	98.84	12/05/07	22,000		(290)
Lehman Brothers Special Financing (a)	FNMA, 30 Year, 5.50%	98.34	12/05/07	8,915		(162)
Lehman Brothers Special Financing (a)	FNMA, 30 Year, 6.00%	100.78	12/05/07	473,500		(4,141)
Lehman Brothers Special Financing (a)	FNMA, 30 Year, 6.50%	102.38	12/05/07	169,000		(818)
Lehman Brothers Special Financing (a)	GNMA, 30 Year, 6.00%	101.69	12/12/07	18,000		(160)
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 5.00%	95.72	12/05/07	28,000		654
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 6.00%	100.78	12/05/07	218,200		1,908
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 6.00%	101.22	12/05/07	184,000		826
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 6.50%	102.38	12/05/07	50,000		242
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 6.50%	102.38	12/05/07	61,000		295
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 6.50%	102.34	12/05/07	3,800		20
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 6.50%	102.42	12/05/07	85,000		375
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 7.00%	103.72	12/05/07	43,000		40
Lehman Brothers Special Financing (b)	FNMA, 15 Year, 6.00%	101.75	12/10/07	111,000		537
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 5.50%	99.35	01/07/08	531,500		4,214
Morgan Stanley Capital Services (a)	FNMA, 30 Year, 5.00%	96.27	12/05/07	223,000		(3,978)
Morgan Stanley Capital Services (a)	FNMA, 30 Year, 5.50%	98.97	12/05/07	138,000		(1,649)
Morgan Stanley Capital Services (a)	FNMA, 30 Year, 6.50%	102.25	12/05/07	25,000		(152)
Morgan Stanley Capital Services (b)	FNMA, 30 Year, 6.00%	100.81	12/05/07	272,100		2,294
Union Bank of Switzerland AG (a)	FNMA, 30 Year, 6.00%	100.50	12/05/07	35,500		(410)
Union Bank of Switzerland AG (b)	Northern Rock plc, 5.63% 06/22/17	101.14	11/30/07	14,795		-
Union Bank of Switzerland AG (b)	FNMA, 30 Year, 5.00%	96.14	12/05/07	107,500		2,060
Union Bank of Switzerland AG (b)	FNMA, 30 Year, 5.50%	98.22	12/05/07	48,300		939
Union Bank of Switzerland AG (b)	FNMA, 30 Year, 5.50%	98.81	12/05/07	85,500		1,155
Union Bank of Switzerland AG (b)	FNMA, 30 Year, 6.00%	100.50	12/05/07	34,000		393
Union Bank of Switzerland AG (b)	FNMA, 30 Year, 6.00%	100.78	12/05/07	81,100		602
Union Bank of Switzerland AG (b)	FNMA, 30 Year, 6.00%	101.50	12/05/07	48,000		75
Union Bank of Switzerland AG (b)	FNMA, 30 Year, 6.50%	102.25	12/05/07	48,000		292
						$ 8,864
(a) Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.
(b) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Total Return Swaps

		Payments made by	Payments received by	Termination	Notional
Swap Counterparty	Referenced Obligation	the Fund (r)	the Fund (r)	Date	Amount	Value

Morgan Stanley Capital Services	TransCredit Bank, 7.30%, 02/26/09	3 Month LIBOR + 20 BPS quarterly	Total Return on TransCredit Bank, 7.30%, 02/26/09 quarterly	02/26/09	$ 18,700	$ 417
Morgan Stanley Capital Services	OGK/ Rushydro's, 12/13/13	3 Month LIBOR + 20 BPS quarterly	Total Return on OGK/ Rushydro's, 12/13/13 quarterly	12/25/10	3,840	132
						$ 549

Forward Rate Agreements

		Rate Type (r)
		Payments made by	Payments received by	Termination	Notional
Swap Counterparty		the Fund	the Fund	Date	Amount	Value

Merrill Lynch Capital Services		3 month LIBOR	4.35% at termination	09/17/08	$ 1,265,735	$ 1,927
Merrill Lynch Capital Services		4.33% at termination	3 month LIBOR	09/17/08	922,000	(1,348)
Merrill Lynch Capital Services		4.47% at termination	3 month LIBOR	09/16/09	1,265,735	(2,729)
						$ (2,150)

JPMorgan California Municipal Money Market Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

Commercial Paper-- 11.9% (n)

California — 11.9%
8,000	California Economic Development Financing Authority,
	3.50%, 12/19/07	8,000
33,000	California State Department of Water Resources,
	3.43%, 12/11/07	33,000
19,360	Chino Basin Regional Financing Authority, Inland Empire Utilities, LOC: State Street Bank,
	3.30%, 01/10/08	19,360
5,000	Kings River Conservation,
	3.52%, 01/10/08	5,000
15,000	Los Angeles County Metropolitan Transportation Authority,
	3.32%, 03/13/08	15,000
7,300	Olcese Water,
	3.43%, 01/07/08	7,300
8,000	Riverside County, California Transportation Authority Commission,
	3.32%, 03/04/08	8,000
5,000	San Diego County Water Authority,
	3.35%, 03/03/08	5,000
3,000	San Francisco City & County Public Utilities,
	3.43%, 12/10/07	3,000
10,000	State of California,
	3.32%, 12/07/07	10,000
	Total Commercial Paper
	(Cost $113,660)	113,660

Daily Demand Notes — 8.6%

California — 8.6%
10,000	ABAG Finance Authority for Nonprofit Corps., Oshman Family Jewish Community,
	Rev., VRDO, LOC: LaSalle Bank N.A., 3.49%, 12/03/07 (m)	10,000
	California Housing Finance Agency, Home Mortgage,
7,500	Series H, Rev., VRDO, AMT, 3.69%, 12/03/07	7,500
840	Series J, Rev., VRDO, AMT, MBIA, 3.68%, 12/03/07	840
1,460	Series U, Rev., VRDO, AMT, MBIA, 3.68%, 12/03/07	1,460
	California Housing Finance Agency, Multi-Family Housing,
1,300	Series A, Rev., VRDO, AMT, 3.70%, 12/03/07	1,300
175	Series A, Rev., VRDO, LOC: Helaba, 3.70%, 12/03/07	175
1,200	California Pollution Control Financing Authority, Atlantic Richfield Co. Project,
	Series A, Rev., VRDO, 3.68%, 12/03/07	1,200
7,700	California State Department of Water Resources,
	Series B-4, Rev., VRDO, LOC: Bayerische Landesbank, 3.50%, 12/03/07	7,700
2,300	Los Angeles Regional Airports Improvement Corp., Sublease, L.A. International Airport,
	Series LAX-2, Rev., VRDO, LOC: Societe Generale, 3.65%, 12/03/07	2,300
8,765	Los Angeles Unified School District,
	Series 2006, GO, VRDO, FSA, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.58%, 12/03/07	8,765
10,000	Southern California Home Financing Authority,
	Series A, Rev., VRDO, AMT, 3.69%, 12/03/07	10,000
	State of California, Municipal Securities Trust Receipts,
13,350	Series SGA-119, GO, VRDO, FGIC, LIQ: Societe Generale, 3.60%, 12/03/07	13,350

17,905	Series SGA-136, GO, VRDO, XLCA, ICR, LIQ: Societe Generale, 3.60%, 12/03/07	17,905
	Total Daily Demand Notes
	(Cost $82,495)	82,495

Municipal Bonds — 5.6%

California — 5.1%
5,000	California Communities Note Program,
	Series A-3, Rev., TRAN, 4.50%, 06/30/08	5,024
10,000	Los Angeles County,
	GO, TRAN, 4.50%, 06/30/08	10,049
10,000	Los Angeles Unified School District,
	GO, TRAN, 4.50%, 12/03/07	10,001
	Sacramento County,
5,000	GO, TRAN, 4.00%, 07/09/08	5,010
5,000	Series A, GO, TRAN, 4.25%, 07/09/08	5,017
13,000	State of California,
	Rev., RAN, 4.00%, 06/30/08	13,047
		48,148

Puerto Rico — 0.5%
5,000	Commonwealth of Puerto Rico,
	Rev., TRAN, 4.25%, 07/30/08	5,027
	Total Municipal Bonds
	(Cost $53,175)	53,175

Weekly Demand Notes — 71.1%

California — 65.2%
1,000	ABAG Finance Authority for Nonprofit Corps., Arbors Apartments,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.55%, 12/05/07	1,000
	ABN AMRO Munitops Certificate Trust,
10,967	Series 2006-73, GO, VRDO, AMBAC, 3.63%, 12/06/07	10,967
10,000	Series 2007-12, Rev., VRDO, FSA, 3.60%, 12/06/07	10,000
2,505	Alameda Corridor Transportation Authority,
	Series 1513, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.67%, 12/06/07	2,505
8,500	Auburn Union School District,
	COP, VRDO, FSA, 3.60%, 12/03/07	8,500
1,975	California Health Facilities Financing Authority,
	Series ROCS-RR-II-603CE, Rev., VRDO, LIQ: Citibank N.A., 3.64%, 12/06/07	1,975
10,000	California Health Facilities Financing Authority, Catholic West,
	Series H, Rev., VRDO, LOC: Bank of America N.A., 3.47%, 12/03/07	10,000
21,000	California Health Facilities Financing Authority, Kaiser Permanente,
	Series C, Rev., VRDO, 3.53%, 12/03/07	21,000
5,300	California Housing Finance Agency, Multi-Family Housing III,
	Series G, Rev., VRDO, GO OF AGY, 3.69%, 12/05/07	5,300
7,000	California Infrastructure & Economic Development Bank, Westmark School Project,
	Rev., VRDO, LOC: First Republic Bank, 3.55%, 12/06/07	7,000
1,000	California Pollution Control Financing Authority, Sierra Pacific Industries Project,
	Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.55%, 12/05/07	1,000
2,380	California Pollution Control Financing Authority, U.S. Borax, Inc. Project,
	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 3.49%, 12/06/07	2,380
2,950	California State Department of Water Resources,
	Series C-12, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.50%, 12/06/07	2,950
1,275	California State Public Works Board,

	Series PA-814, Rev., VRDO, MBIA, LIQ: Merrill Lynch Capital Services, 3.68%, 12/03/07	1,275
	California Statewide Communities Development Authority,
3,400	Series 54TP, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 3.68%, 12/06/07	3,400
2,800	Series J, Rev., VRDO, 3.53%, 12/03/07	2,800
5,525	Series PT-3682, Rev., VRDO, 4.13%, 12/03/07	5,525
8,500	Series ROCS-RR-II-R-10248-CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.64%, 12/06/07	8,500
1,000	California Statewide Communities Development Authority, Amern Baptist Home West,
	Rev., VRDO, LOC: LaSalle Bank N.A., 3.49%, 12/03/07	1,000
650	California Statewide Communities Development Authority, EVAPCO,
	Series K, Rev., VRDO, LOC: Bank of America N.A., 3.75%, 12/05/07	650
1,350	California Statewide Communities Development Authority, Flambeau,
	Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.75%, 12/05/07	1,350
	California Statewide Communities Development Authority, Kaiser Permanente,
3,700	Series A, Rev., VRDO, 3.53%, 12/03/07	3,700
1,000	Series B, Rev., VRDO, 3.53%, 12/05/07	1,000
15,000	Series M, Rev., VRDO, 3.53%, 12/03/07	15,000
1,395	California Statewide Communities Development Authority, Kennerly Project,
	Series A, Rev., VRDO, LOC: California State Teacher's Retirement, 3.75%, 12/05/07	1,395
1,140	California Statewide Communities Development Authority, LeSaint,
	Series B, Rev., VRDO, LOC: PNC Bank N.A., 3.75%, 12/05/07	1,140
	California Statewide Communities Development Authority, Merlots,
22,295	Series C-39, Rev., VRDO, FNMA, 3.70%, 12/05/07	22,295
18,395	Series G-01, Rev., VRDO, LIQ: Wachovia Bank N.A., 3.70%, 12/05/07	18,395
1,615	California Statewide Communities Development Authority, Packaging Innovation,
	Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.75%, 12/05/07	1,615
2,000	California Statewide Communities Development Authority, Plan Nine Partners Project,
	Series A, Rev., VRDO, LOC: Union Bank of California N.A., 3.54%, 12/03/07	2,000
2,399	City of Glendale, Hospital,
	Series 590, Rev., VRDO, MBIA, LIQ: Morgan Stanley Dean Witter, 3.69%, 12/03/07	2,398
2,000	City of Hayward, Multi-Family Housing, Shorewood,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.53%, 12/06/07	2,000
3,600	City of Hemet, Multi-Family Housing, Sunwest Retirement,
	Series A, Rev., VRDO, FHLMC COLL, LIQ: FHLMC, 3.45%, 12/06/07	3,600
4,840	City of Los Angeles, Multi-Family Housing,
	Series PT-3700, Rev., VRDO, 4.13%, 12/03/07	4,840
10	City of Los Angeles, Wastewater Systems, Multimodal,
	Series C, Rev., VRDO, FGIC, 3.48%, 12/06/07	10
3,900	City of Modesto, Health Facilities,
	Series 910, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.65%, 12/06/07	3,900
3,000	City of Oceanside, Multi-Family Housing, Lakeridge Apartments Project,
	Rev., VRDO, FHLMC, LIQ: FHLMC, 3.46%, 12/05/07	3,000
965	City of San Jose, Airport,
	Series ROCS-II-R-2004, Rev., VRDO, FSA, LIQ: Citigroup Financial Products, 3.64%, 12/06/07	965
7,480	Coast Community College District,
	Series ROCS-RR-II-R-6088, GO, VRDO, FSA, LIQ: Citigroup Financial Products, 3.64%, 12/06/07	7,480
4,610	Contra Costa Community College District,
	Series ROCS-RR-II-R-548X, GO, VRDO, FSA, LIQ: Citibank N.A., 3.64%, 12/06/07	4,610
	Deutsche Bank Spears, Lifers Trust Various States,
5,000	Series 138, Rev., VRDO, LIQ: Deutsche Bank A.G., 3.86%, 12/03/07	5,000
16,550	Series 364, Rev., VRDO, FGIC, FSA, AMBAC, MBIA, LIQ: Deutsche Bank A.G., 3.78%, 12/03/07	16,550

10,290	Eclipse Funding Trust, Solar Eclipse, California,
	Series 2007-0039, GO, VRDO, MBIA, LIQ: U.S. Bank N.A., 3.60%, 12/06/07	10,290
8,400	Eclipse Funding Trust, Solar Eclipse, Los Angeles,
	Series 2006-0037, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 3.60%, 12/06/07	8,400
4,370	Eclipse Funding Trust, Solar Eclipse, Sacramento,
	Series 2006-0079, COP, VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.60%, 12/03/07	4,370
10,700	Eclipse Funding Trust, Solar Eclipse, San Maria,
	Series 2006-0052, TAN, VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.60%, 12/06/07	10,700
7,235	Eclipse Funding Trust, Solar Eclipse, Santa Monica,
	Series 2006-0031, TAN, VRDO, MBIA, LIQ: U.S. Bank N.A., 3.60%, 12/06/07	7,235
2,985	Fairfield-Suisun Unified School District,
	Series ROCS-RR-II-R-6019, GO, VRDO, MBIA, LIQ: Citigroup Financial Products, 3.64%, 12/06/07	2,985
9,345	Foothill-De Anza Community College District,
	Series 1787, GO, VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.66%, 12/06/07	9,345
	Golden State Tobacco Securitization Corp.,
7,500	Series 1422, Rev., VRDO, FGIC-TCRS, LIQ: Morgan Stanley Municipal Funding, 3.72%, 12/06/07	7,500
10,000	Series F-C2, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 3.72%, 12/05/07	10,000
5,000	Series PA-1206, Rev., VRDO, 3.68%, 12/03/07	5,000
	GS Pool Trust,
38,339	Series 24TP, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 3.68%, 12/06/07	38,339
3,715	Series 34TP, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 3.68%, 12/06/07	3,715
2,100	Hayward Housing Authority, Multi-Family Housing, Barrington Hills S.A.,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.46%, 12/05/07	2,100
570	Hesperia Public Financing Authority, Water & Administration Facilities,
	Series B, Rev., VRDO, LOC: Bank of America N.A., 3.65%, 12/05/07	570
3,265	Huntington Beach Union High School District, Merlots,
	Series D-07, GO, VRDO, MBIA, 3.67%, 12/05/07	3,265
	Lehman Municipal Trust Receipts,
6,370	Series 06-K90, Rev., VRDO, FSA, LIQ: Lehman Liquidity Co., 3.81%, 12/05/07	6,370
8,100	Series 07-K14, Rev., VRDO, MBIA, LIQ: Lehman Liquidity Co., 3.71%, 12/05/07	8,100
2,850	Series P41W, Rev., VRDO, MBIA, LIQ: Lehman Liquidity Co., 3.81%, 12/05/07	2,850
9,455	Lehman Municipal Trust Receipts, Metropolitan Water District,
	Rev., VRDO, LIQ: Lehman Liquidity Co., 3.72%, 12/05/07	9,455
16,000	Long Beach Bond Finance Authority,
	Series 812, Class D, TAN, VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.65%, 12/06/07	16,000
5,440	Los Angeles County Housing Authority, Multi-Family Housing, Malibu Meadows II,
	Series II-C, Rev., VRDO, FNMA COLL, LIQ: FNMA, 3.45%, 12/06/07	5,440
1,850	Los Angeles County IDA, Goldberg & Solovy Foods,
	Rev., VRDO, LOC: Union Bank of California, 4.50%, 12/05/07	1,850
	Los Angeles Department of Water & Power,
1,965	Series ROCS-RR-II-R-4510, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 3.64%, 12/06/07	1,965
2,000	Sub Series A-8, Rev., VRDO, 3.47%, 12/06/07	2,000
	Los Angeles Unified School District,
9,119	Series 924, GO, VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 3.65%, 12/06/07	9,119
2,800	Series PT-1179, GO, VRDO, MBIA, LIQ: Merrill Lynch Capital Services, 3.76%, 12/03/07	2,800
935	Los Angeles Unified School District, Merlots,
	Series C-20, GO, VRDO, FGIC, 3.65%, 12/05/07	935
12,525	Macon Trust, Various States,
	Series 2007-336, VRDO, LIQ: Bank of America N.A., LOC: Bank of America N.A., 3.64%, 12/06/07	12,525
	Municipal Securities Trust Certificates,

5,155	Series 281, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 3.70%, 12/06/07	5,155
6,350	Series 2006-259, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 3.70%, 12/06/07	6,350
8,595	Series 2006-287, Class A, Rev., VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 3.73%, 12/06/07	8,595
2,945	Series 2007-314, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets, 3.65%, 12/06/07	2,945
5,000	Series 7021, Class A, Rev., VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 3.70%, 12/06/07	5,000
2,200	Orange County, Apartments, WLCO LF Partners,
	Series 1, Rev., VRDO, FNMA, LIQ: FNMA, 3.45%, 12/06/07	2,200
	Puttable Floating Option Tax-Exempt Receipts,
10,275	Series 4264, Rev., VRDO, GNMA/FNMA/FHLMC/COLL, LIQ: Merrill Lynch Capital Services, 3.69%, 12/03/07	10,275
3,950	Series 4315, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 4.13%, 12/03/07	3,950
5,000	Series PPT-1007, Class A, Rev., VRDO, 4.13%, 12/03/07	5,000
16,900	Puttable Floating Option, Tax-Exempt Receipts, Sun America Trust,
	Series 2001-1, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 4.00%, 12/05/07	16,900
2,930	Reset Optional Certificates Trust II-R,
	Series ROCS-RR-II-R-681, GO, VRDO, CIFG-TCRS, LIQ: Citibank N.A., 3.64%, 12/06/07	2,930
2,600	Riverside County, Public Facilities,
	Series B, COP, VRDO, LOC: State Street Bank & Trust Co., 3.50%, 12/03/07	2,600
4,000	Sacramento County Housing Authority, Multi-Family Housing, Ashford,
	Series D, Rev., VRDO, FNMA COLL, LIQ: FNMA, 3.45%, 12/06/07	4,000
3,020	San Bernardino County Housing Authority, Montclair Heritage,
	Series A, Rev., VRDO, LOC: California Federal Bank, 3.51%, 12/06/07	3,020
1,920	San Bernardino County IDA, W&H Voortman,
	Rev., VRDO, LOC: California State Teachers Retirement, 3.75%, 12/05/07	1,920
3,955	San Diego Public Facilities Financing Authority, Sewer System, Floating Rate Receipts,
	Series 14, VRDO, 3.61%, 12/05/07	3,955
5,000	San Diego Unified School District,
	Series 964-D, GO, VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.65%, 12/06/07	5,000
1,410	San Jose Unified School District, Santa Clara County,
	Series 115, GO, VRDO, FGIC, 3.76%, 12/03/07	1,410
1,000	San Mateo County Board of Education,
	Series A, COP, VRDO, LOC: Allied Irish Bank plc, 3.50%, 12/06/07	1,000
4,190	San Mateo County Community College District,
	Series ROCS-RR-II-R-10000Z, GO, VRDO, MBIA, LIQ: Citigroup Financial Products, 3.65%, 12/06/07	4,190
300	Santa Ana Unified School District,
	COP, VRDO, LOC: BNP Paribas, 3.48%, 12/03/07	300
6,885	Santa Cruz County Housing Authority, Paloma Del Mar Apartments,
	Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.59%, 12/05/07	6,885
1,700	Sequoia Union High School District,
	Series PZ-175, GO, VRDO, FSA, LIQ: Merrill Lynch Capital Services, 3.76%, 12/03/07	1,700
	State of California,
7,170	Series A, Subseries A-3, GO, VRDO, LOC: Bank of America N.A., 3.48%, 12/03/07	7,170
9,600	Series B, Subseries B-1, GO, VRDO, LOC: Bank of America N.A., 3.47%, 12/03/07	9,600
5,400	Series C-2, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 3.50%, 12/06/07	5,400
11,525	Series C-4, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 3.49%, 12/06/07	11,525
3,595	Series PA-594, GO, VRDO, LIQ: Merrill Lynch Capital Services, 3.76%, 12/03/07	3,595
1,245	Series PT-2831, GO, VRDO, AMBAC, 3.61%, 12/03/07	1,245
1,050	Series SG-85, GO, VRDO, FGIC-TCRS, LIQ: Societe Generale, 3.65%, 12/07/07	1,050
	State of California, Economic Recovery,
2,900	Series C-14, Rev., VRDO, XLCA, 3.50%, 12/05/07	2,900
400	Series C-21, Rev., VRDO, XLCA, 3.48%, 12/05/07	400

1,000	State of California, Macon Trust,
	Series N, GO, VRDO, AMBAC, 3.60%, 12/06/07	1,000
	State of California, Municipal Securities Trust Receipts,
1,175	Series SGA-7, GO, VRDO, FSA, 3.62%, 12/05/07	1,175
300	Series SGA-40, GO, VRDO, FGIC, 3.62%, 12/05/07	300
4,155	Series SGA-54, GO, VRDO, AMBAC, 3.62%,12/05/07	4,155
100	Series SGA-55, GO, VRDO, FGIC, 3.67%, 12/05/07	100
1,445	Series SGA-58, Rev., VRDO, FGIC, 3.67%, 12/05/07	1,445
15,000	Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, LOC: Societe Generale, 3.64%, 12/06/07	15,000
	State of California, UBS Municipal,
2,000	Series 2006-1005, GO, VRDO, MBIA, 3.61%, 12/06/07	2,000
10,000	Series 2007-1031, Rev., VRDO, 3.64%, 12/06/07	10,000
2,520	University of California,
	Series 1198, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.65%, 12/06/07	2,520
4,350	West Valley-Mission Community College District,
	Series PT-3446, GO, VRDO, FSA, LIQ: Merrill Lynch Capital Services, 3.76%, 12/03/07	4,350
		623,403

Puerto Rico — 5.9%
10,000	DFA Municipal Trust, Various States,
	Series 1, Rev., VRDO, LIQ: Depfa Bank plc, 3.63%, 12/06/07	10,000
	Lehman Municipal Trust Receipts,
11,020	Series 07-P37W, GO, VRDO, LIQ: Lehman Brothers Liquidity Co., 3.67%, 12/06/07	11,020
300	Series F-6, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 3.68%, 12/05/07	300
	Municipal Securities Trust Certificates,
4,200	Series 2000-107, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets, 3.66%, 12/06/07	4,200
1,150	Series 2002-199, Class A, GO, VRDO, MBIA-IBC, LIQ: Bear Stearns Capital Markets, 3.64%, 12/06/07	1,150
8,200	Puerto Rico Electric Power Authority,
	Series ROCS-RR-II-11001-CE, Rev., VRDO, LIQ: Citibank N.A., 3.63%, 12/06/07	8,200
2,000	Puerto Rico Highway & Transportation Authority,
	Series ROCS-RR-II-R-785-CE, Rev., VRDO, LIQ: Citigroup Global Markets, 3.63%, 12/06/07	2,000
1,150	Puerto Rico Infrastructure Financing Authority,
	Series 1, SO, VRDO, TOCS, LIQ: Bank of New York, 3.59%, 12/06/07	1,150
4,550	Puerto Rico Public Buildings Authority,
	Series 747D, Rev., VRDO, CIFG-TCRS, LIQ: Morgan Stanley Dean Witter, 3.98%, 12/06/07	4,550
12,920	Puerto Rico Sales Tax Financing Corp.,
	Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.69%, 12/06/07	12,920
1,300	TICS-TOCS Trust,
	Series 2001-2, GO, VRDO, FSA, LIQ: Bank of New York, 3.59%, 12/06/07	1,300
		56,790
	Total Weekly Demand Notes
	(Cost $680,193)	680,193

Quarterly Demand Notes — 0.9%

California — 0.3%	2,820	Reset Optional Certificates Trust II-R, San Mateo,
		Series ROCS-RR-II-R-647-WFZ, GO, VRDO, MBIA, LIQ: Wells Fargo Bank N.A., 3.70%, 01/24/08	2,820

Puerto Rico — 0.6%	6,000	Puerto Rico Electric Power Authority,
		Series UU-SGB-69, Rev., VRDO, FSA, LIQ: Societe Generale, 3.55%, 01/01/08	6,000

Total Quarterly Demand Notes

(Cost $8,820)	8,820

Semi-Annual Demand Note — 0.4%

California — 0.4%
3,985	East Side Union High School District, Santa Clara County, Merlots,
	Series B-28, GO, VRDO, MBIA, 3.78%, 02/13/08	3,985
	(Cost $3,985)

Total Investments — 98.5%
(Cost $942,328)*	942,328

Other Assets in Excess of Liabilities — 1.5%	14,697

NET ASSETS — 100.0%	$957,025

Percentages indicated are based on net assets.

ABBREVIATIONS:

*	The cost of securities is substantially the same for federal income tax purposes.

(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities.

(n)	The rate shown is the effective yield at the date of purchase.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CDC IXIS Financial Guarantee
COLL	Collateral
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
IBC	Insured Bond Certificates
ICR	Insured Custodial Receipts
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Merlots	Municipal Exempt Receipts Liquidity Optional Tender
RAN	Revenue Anticipation Note
Rev.	Revenue Bond
SO	Special Obligation
TAN	Tax Anticipation Note
TCRS	Transferable Custodial Receipts
TICS	Tenants in Common
TOCS	Tender Options Certificates
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2007.
XLCA	XL Capital Assurance

JPMorgan California Tax Free Bond Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

Long-Term Investments — 97.9%

Municipal Bonds — 97.9%

Alaska — 0.7%
1,000	Alaska Student Loan Corp.,
	Series A-2, Rev., 5.00%, 06/01/10	1,031

Arkansas — 0.6%
1,000	City of Springdale, Public Improvements, Recreational Facility, Sales & Use Tax,
	Rev., FSA, 4.13%, 07/01/13	1,002

California — 87.3%
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien,
	Rev., MBIA, 5.25%, 10/01/14	3,440
1,000	Anaheim Public Financing Authority, Public Improvements Project, Capital Appreciation,
	Series C, Rev., FSA, Zero Coupon, 09/01/19	599
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
	Series F, Rev., 5.00%, 04/01/16	2,171
260	Burlingame Financing Authority,
	Rev., 4.75%, 10/15/11	273
750	California Educational Facilities Authority, Stanford University,
	Series P, Rev., 5.25%, 12/01/13	830
1,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center,
	Rev., 5.00%, 11/15/15	1,030
1,000	California Housing Finance Agency,
	Series B, Rev., 4.00%, 08/01/13	1,023
1,000	California Housing Finance Agency, Home Mortgage,
	Series D, Rev., AMT, FGIC, 4.35%, 02/01/17	991
2,885	California State Department of Transportation, Federal Highway Grant,
	Series A, Rev., FGIC, 5.00%, 02/01/12	3,075
1,500	California State Department of Water Resources,
	Series A, Rev., MBIA, 5.25%, 05/01/12	1,618
540	California State Department of Water Resources, Central Valley Project, Water System,
	Series J-3, Rev., 7.00%, 12/01/12 (p)	632
1,460	California State Department of Water Resources, Central Valley Project, Water System, Unrefunded Balance,
	Series J-3, Rev., 7.00%, 12/01/12	1,704
3,135	California State Department of Water Resources, Unrefunded Balance,
	Series W, Rev., 5.50%, 12/01/08	3,203
2,000	California State Public Works Board, California State University,
	Series A, Rev., FGIC, 5.25%, 10/01/17	2,240
	California State Public Works Board, Department of Corrections & Rehabilitations,
1,675	Series A, Rev., AMBAC, 5.25%, 06/01/11	1,783
1,000	Series J, Rev., AMBAC, 5.25%, 01/01/16	1,112
100	California State Public Works Board, Department of Mental Health, Coalinga State Hospital,
	Series A, Rev., 5.25%, 06/01/12	107
1,000	California State Public Works Board, Various Universities of California Projects,
	Series D, Rev., 5.00%, 05/01/15	1,051
1,000	California State University,
	Series C, Rev., FSA, 5.00%, 11/01/19	1,104
145	California Statewide Communities Development Authority, Catholic Healthcare West,

	COP, 6.00%, 07/01/09 (p)	149
475	California Statewide Communities Development Authority, Catholic Healthcare West, Unrefunded Balance,
	COP, 6.00%, 07/01/09 (p)	488
965	California Statewide Communities Development Authority, Poinsettia Apartments,
	Series B, Rev., VAR, LIQ: FNMA, 4.75%, 06/15/11	993
490	Carson Redevelopment Agency, Redevelopment Project Area No. 1, Tax Allocation,
	MBIA, 5.50%, 10/01/14	547
1,000	Center Unified School District, Election of 1991,
	Series D, GO, MBIA, Zero Coupon, 08/01/17	444
1,000	City of Los Angeles,
	Series A, GO, FGIC, 5.25%, 09/01/11	1,070
5,110	City of Los Angeles, Sonnenblick Del Rio, West Los Angeles,
	COP, AMBAC, 6.13%, 11/01/10	5,558
600	City of Pacifica, Street Improvement Project,
	COP, AMBAC, 5.75%, 11/01/09 (p)	637
35	City of Richmond, Wastewater,
	Rev., FGIC, 5.20%, 08/01/09 (p)	37
930	City of San Bernardino, Single Family Mortgage, Mortgage-Backed Securities,
	Series A, Rev., FHA, VA MTGS, GNMA COLL, 7.50%, 05/01/23 (p)	1,190
1,500	City of San Francisco, State Building Authority, Civic Center,
	Series A, Rev., FGIC, 5.00%, 12/01/15	1,586
1,500	City of Vallejo, Water Revenue,
	Rev., MBIA, 5.00%, 05/01/16	1,603
150	Coachella Valley Recreation & Park District, Improvement Bond Act of 1915, Reassessment District 1, Special Assessment,
	MBIA, 4.63%, 09/02/10	156
1,000	Colton Public Financing Authority, Tax Allocation,
	Series A, Rev., MBIA, 5.00%, 08/01/08	1,028
2,000	Desert Sands Unified School District,
	GO, AMBAC, Zero Coupon, 06/01/14	1,555
1,000	Fallbrook Union High School District, San Diego County,
	GO, FGIC, 5.38%, 09/01/12	1,091
	Fullerton University Foundation, Auxiliary Organization, University & College Improvements,
100	Series A, Rev., MBIA, 5.50%, 07/01/10	106
100	Series A, Rev., MBIA, 5.50%, 07/01/10	106
1,000	Glendale Community College District, Capital Appreciation,
	Series A, GO, MBIA, Zero Coupon, 10/01/17	668
	Golden State Tobacco Securitization Corp., Tobacco Settlement Funded, Enhanced Asset Backed,
1,000	Series A, Rev., 5.00%, 06/01/09	1,006
1,000	Series A-1, Rev., 5.00%, 06/01/13	1,015
2,000	Series B, Rev., FGIC-TCRS, 5.50%, 06/01/13 (p)	2,201
545	Golden West Schools Financing Authority,
	Series A, Rev., MBIA, 5.80%, 02/01/16	630
1,000	Loma Linda University Medical Center,
	Series A, Rev., 5.00%, 12/01/15	1,009
1,500	Long Beach Bond Finance Authority, Natural Gas,
	Series A, Rev., 5.25%, 11/15/20	1,537
1,500	Los Angeles Community College District, Election of 2003, University & College Improvements,
	Series E, GO, FSA, 5.00%, 08/01/16	1,625
1,895	Los Angeles County Community Facilities District No. 3, Improvement Area B, Special Tax,
	Series A, AMBAC, 5.63%, 09/01/10	2,011

2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier,
	Series A, Rev., AMBAC, 5.00%, 07/01/13	2,167
1,500	Los Angeles County Public Works Financing Authority, Regional Park & Open Space, Special Assessment,
	Series A, MBIA, 5.00%, 10/01/19	1,661
	Los Angeles Department of Water & Power, Power Systems,
2,000	Series B, Rev., FSA, 5.13%, 07/01/13	2,164
1,000	Sub Series A-1, Rev., AMBAC, 5.00%, 07/01/15	1,101
	Los Angeles Harbor Department,
1,500	Series A, Rev., AMT, MBIA, 5.00%, 08/01/16	1,612
1,000	Series C, Rev., AMT, MBIA, 5.00%, 08/01/15	1,065
125	Los Angeles Unified School District,
	Series A, GO, FGIC, 6.00%, 07/01/15	146
1,000	Los Angeles Unified School District, Election of 2004,
	Series G, GO, AMBAC, 5.00%, 07/01/16	1,088
1,115	Mendocino-Lake Community College District, Election of 2006,
	Series A, GO, MBIA, 5.00%, 08/01/17	1,204
1,580	Moreland School District, Crossover,
	GO, FSA, 4.25%, 08/01/15	1,590
1,385	Mountain View/Santa Clara County, Capital Projects,
	COP, 5.25%, 08/01/13	1,488
1,500	Napa Valley Community College District, Election of 2002,
	Series C, GO, MBIA, Zero Coupon, 08/01/17	785
1,500	Northern California Gas Authority No. 1,
	Series A, Rev., 5.00%, 07/01/11	1,559
560	Northern California Power Agency, Public Power, Unrefunded Balance,
	Series A, Rev., AMBAC-TCRS, 5.80%, 07/01/09	581
2,000	Orange County Public Financing Authority, Waste Management Systems,
	Rev., AMBAC, 5.75%, 12/01/09	2,084
1,500	Pasadena Area Community College District, Election of 2002,
	Series C, GO, AMBAC, Zero Coupon, 08/01/10	1,369
125	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project,
	Series W, Rev., MBIA, 5.00%, 02/01/08 (p)	128
375	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Unrefunded Balance,
	Series W, Rev., MBIA, 5.00%, 02/01/08	383
1,500	Port of Oakland, Inter Lien,
	Series A, Rev., MBIA, 5.00%, 11/01/14	1,599
360	Rancho Water District Financing Authority,
	Series A, Rev., FSA, 5.50%, 08/01/10	381
1,250	Riverside County Transportation Commission,
	Series A, Rev., FGIC, 6.00%, 06/01/09	1,299
1,835	Roseville Finance Authority, Special Tax, Senior Lien,
	Series A, AMBAC, 4.25%, 09/01/17	1,794
1,240	Sacramento City Financing Authority, Capital Improvement, Community Rein Project,
	Series A, Rev., AMBAC, 5.00%, 12/01/16	1,341
1,500	Sacramento County Sanitation District,
	Rev., FGIC, 5.00%, 06/01/16	1,617
	Sacramento County Sanitation District, Financing Authority,
250	Series A, Rev., 5.25%, 12/01/10	266
150	Series A, Rev., 5.75%, 12/01/10	161
1,000	San Diego Community College District, Election of 2006, Capital Appreciation,

	GO, FSA, Zero Coupon, 08/01/14	774
	San Francisco City & County Airports Commission, Second Series, Issue 32F,
1,000	Rev., FGIC, 5.00%, 05/01/14	1,091
1,000	Rev., FGIC, 5.25%, 05/01/18	1,115
990	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation,
	MBIA, 6.00%, 08/01/15 (p)	1,161
2,010	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation, Unrefunded Balance,
	MBIA, 6.00%, 08/01/15	2,322
585	San Mateo County Community College District, Election of 2001,
	Series A, GO, FGIC, 5.38%, 09/01/12	629
250	San Mateo County Joint Power Authority, Capital Projects Program,
	Rev., MBIA, 6.50%, 07/01/15	292
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility,
	Series A, Rev., MBIA, 6.25%, 07/01/24	1,835
1,000	Santa Clara County Financing Authority,
	Series A, Rev., AMBAC, 5.75%, 11/15/13	1,123
2,000	Santa Monica Community College District, Election of 2002, Capital Appreciation,
	Series C, GO, MBIA, Zero Coupon, 08/01/15	1,400
1,500	Santa Monica Community College District, Election of 2007,
	Series C, GO, FGIC, Zero Coupon, 08/01/12	1,265
1,565	Sierra View Local Health Care District,
	Rev., 5.10%, 07/01/17	1,584
1,850	South Bayside Waste Management Authority, Solid Waste System,
	Rev., AMBAC, 6.13%, 03/01/09	1,949
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax,
	Series A, FGIC, 5.25%, 08/15/14	1,417
2,135	Southern California Public Power Authority, Project Number 1,
	Series A, Rev., 5.00%, 11/01/18	2,202
	State of California,
1,500	GO, 5.00%, 08/01/15	1,568
1,500	GO, 5.00%, 03/01/16	1,603
1,500	GO, 5.00%, 09/01/16	1,587
2,000	GO, 5.00%, 02/01/17	2,121
3,000	GO, 5.00%, 02/01/17	3,118
3,500	GO, 5.00%, 11/01/17	3,673
3,110	GO, 5.06%, 03/15/14 (i)	3,157
1,500	GO, MBIA, 4.00%, 09/01/14	1,546
120	GO, MBIA-IBC, 6.25%, 04/01/08 (p)	121
1,000	University of California,
	Series B, Rev., AMBAC, 5.00%, 05/15/12	1,070
1,000	University of California, Regents Medical Center,
	Series A, Rev., MBIA, 5.00%, 05/15/15	1,087
4,000	Walnut Valley Unified School District,
	Series A, GO, MBIA, 7.20%, 08/01/11	4,637
1,500	West Contra Costa Unified School District,
	GO, FGIC, Zero Coupon, 08/01/17	996
		135,108

Illinois — 1.4%
2,000	Chicago O'Hare International Airport, Third Lien,
	Series A, Rev., AMBAC, 5.00%, 01/01/16	2,103

Kentucky — 1.1%
1,500	Kentucky State Property & Buildings Commission, Project No. 82,
	Rev., FSA, 5.25%, 10/01/18	1,682

Michigan — 2.0%
2,035	Michigan State Housing Development Authority,
	Series A, Rev., AMT, 4.13%, 12/01/10	2,060
1,000	Michigan State Housing Development Authority, Multi-Family Housing, Benton Harbor Project,
	Rev., VAR, AMT, LOC: Fifth Third Bank, 4.35%, 02/01/08	1,001
		3,061

Ohio — 0.9%
1,320	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
	Series A, Rev., AMT, GNMA COLL, 4.10%, 09/01/13	1,323

Puerto Rico — 2.8%
3,000	Puerto Rico Electric Power Authority,
	Series BB, Rev., MBIA, 6.00%, 07/01/11	3,266
420	Puerto Rico Highway & Transportation Authority,
	Series W, Rev., MBIA-IBC, 5.50%, 07/01/15	471
500	Puerto Rico Municipal Finance Agency,
	Series A, GO, FSA, 5.75%, 08/01/09 (p)	525

South Carolina — 0.3%		4,262
550	Charleston County,
	GO, MBIA-IBC, 3.00%, 09/01/14	522

Texas — 0.7%
1,000	Texas State Transportation Commission, First Tier,
	Rev., 5.00%, 04/01/16	1,089

Virgin Islands — 0.1%
185	Virgin Islands Public Finance Authority Gross Receipts, Tax Lien Notes,
	Series A, Rev., 5.63%, 10/01/10	190
	Total Long-Term Investments
	(Cost $147,509)	151,373

Shares

Short-Term Investment — 0.9%

Investment Company — 0.9%
1,451	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (m)
	(Cost $1,451)	1,451

Total Investments — 98.8%
(Cost $148,960)	152,824

Other Assets in Excess of Liabilities — 1.2%	1,853

NET ASSETS — 100.0%	$154,677

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
IBC	Insured Bond Certificates
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MTGS	Mortgages
Rev.	Revenue Bond
TCRS	Transferable Custodial Receipts
VA	Veterans Administration
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,105
Aggregate gross unrealized depreciation	(241)
Net unrealized appreciation/depreciation	$3,864

Federal income tax cost of investments	$148,960

JPMorgan Emerging Markets Debt Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

Long-Term Investments — 96.1%

Corporate Bonds — 19.6%

Brazil — 2.6%
BRL 1,730	Citibank N.A., Brazilian Real Notes,
	15.00%, 07/02/10 (i)	1,065
	Morgan Stanley & Co., Inc., Brazil Linked Notes,
$3,600	12.15%, 01/05/22 (e) (m)	4,133
1,000	14.40%, 08/04/16 (e) (m)	1,327
970	Petrobras International Finance Co.,
	5.88%, 03/01/18 (m)	992
		7,517

China — 0.2%
715	Citic Resources Finance Ltd.,
	6.75%, 05/15/14 (e) (m)	663

Mexico — 0.7%
MXN 40,000	Depfa Bank plc,
	Zero Coupon, 06/15/15	1,898

Russia — 8.9%
$1,945	ALROSA Finance S.A.,
	8.88%, 11/17/14 (e) (m)	2,097
	Gaz Capital for Gazprom,
1,590	6.21%, 11/22/16 (e) (m)	1,534
885	6.51%, 03/07/22 (e) (m)	850
5,230	7.29%, 08/16/37 (e) (m)	5,350
1,620	8.63%, 04/28/34 (e) (m)	2,023
2,085	Gazprom International S.A.,
	7.20%, 02/01/20	2,125
	Gazstream S.A. for OAO Gazprom,
3,406	5.63%, 07/22/13 (e) (m)	3,381
2,625	5.63%, 07/22/13	2,595
720	RSHB Capital S.A. for OJSC Russian Agricultural Bank,
	7.18%, 05/16/13 (m)	732
2,980	TransCapitalInvest Ltd. for OJSC AK Transneft,
	5.67%, 03/05/14 (e) (m)	2,977
1,600	VTB Capital S.A. for Vneshtorgbank,
	6.25%, 06/30/35	1,540
		25,204

Singapore — 0.2%
640	BW Group Ltd.,
	6.63%, 06/28/17 (e) (m)	625

Trinidad & Tobago — 1.2%
3,452	National Gas Co of Trinidad & Tobago Ltd.,
	6.05%, 01/15/36 (m)	3,398

Ukraine — 3.5%
	Credit Suisse First Boston International for CJSC The EXIM of Ukraine,
320	6.80%, 10/04/12	308
7,855	7.65%, 09/07/11	7,848

1,695	Dresdner Kleinwort Wasserstein for CJSC The EXIM of Ukraine,
	7.75%, 09/23/09	1,703
		9,859

Venezuela — 2.3%
	Petroleos de Venezuela S.A.,
3,500	5.25%, 04/12/17	2,401
6,995	5.38%, 04/12/27	4,070
		6,471
	Total Corporate Bonds
	(Cost $56,313)	55,635

Foreign Government Securities — 73.6%

Argentina — 10.7%
750	Province of Buenos Aires,
	9.38%, 09/14/18	641
	Republic of Argentina,
2,120	7.00%, 10/03/15 (m)	1,722
ARS 11,773	11.31%, 01/20/10 (m)	3,703
18,650	VAR, 0.00%, 03/25/10 (m)	5,912
11,300	VAR, 0.00%, 09/30/14 (m)	3,279
28,461	VAR, 0.00%, 02/04/18 (m)	10,715
2,730	VAR, 0.00%, 12/31/33 (m)	1,001
8,480	VAR, 0.00%, 12/31/38 (m)	1,060
$18,283	VAR, 0.62%, 12/15/35 (m)	2,326
1,176	VAR, 0.62%, 12/15/35 (m)	150
		30,509

Barbados — 0.3%
	Government of Barbados,
540	6.63%, 12/05/35 (m)	548
390	6.63%, 12/05/35 (e) (m)	396
		944

Brazil — 13.4%
300	Banco Nacional de Desenvolvimento Economico e Social,
	VAR, 5.84%, 06/16/08 (m)	295
	Federal Republic of Brazil,
6,900	7.13%, 01/20/37 (m)	7,883
2,980	7.88%, 03/07/15 (m)	3,406
1,600	8.75%, 02/04/25 (m)	2,048
800	8.88%, 10/14/19 (m)	1,000
7,188	12.25%, 03/06/30 (m)	12,435
5,000	HSBC Bank USA, N.A.,
	VAR, 0.00%, 01/01/17 (linked to Republic of Brazil Government Bond, 0.00%, 01/01/17) (e) (i)	2,510
15,925	Lehman Brothers Holdings, Inc.,
	10.00%, 01/03/12 (linked to Brazilian Real Notes, 10.00%, 01/03/12) (e) (i) (m)	8,593
		38,170

Chile — 1.4%
3,650	Government of Chile,
	7.13%, 01/11/12 (m)	4,009

Colombia — 2.9%
COP 3,692,000	Bogata Distrio Capital,
	9.75%, 07/26/28 (e) (m)	1,728

	Republic of Colombia,
$1,030	7.38%, 01/27/17 (m)	1,143
690	11.75%, 02/25/20 (m)	1,025
COP 7,899,000	12.00%, 10/22/15	4,309
		8,205

Costa Rica — 1.5%
$3,268	Republic of Costa Rica,
	10.00%, 08/01/20 (m)	4,257

Dominican Republic — 3.1%
	Citigroup Funding, Inc.,
1,030	VAR, 0.00%, 10/03/11 (linked to Dominican Republic Government Bond, 0.00%, 10/03/11) (e) (i) (m)	1,022
2,615	VAR, 1.01%, 03/12/12 (linked to Dominican Republic Government Bond, 1.01%, 03/12/12) (e) (i) (m)	2,634
1,700	Zero Coupon, 05/12/08 (linked to Dominican Republic Government Bond, Zero Coupon, 05/12/08) (e) (i) (m)	1,698
	Government of Dominican Republic,
2,566	9.04%, 01/23/18 (m)	2,938
322	9.04%, 01/23/18 (e) (m)	368
40	9.50%, 09/27/11	43
		8,703

Egypt — 1.4%
EGP 10,000	Arab Republic of Egypt,
	8.75%, 07/18/12 (e) (m)	1,852
	Citigroup Funding, Inc.,
$1,010	Zero Coupon, 01/10/08 (linked to Egypt Treasury Bill, Zero Coupon, 01/10/08) (e) (i) (m)	1,044
1,010	Zero Coupon, 10/09/08 (linked to Egypt Treasury Bill, Zero Coupon, 10/09/08) (e) (i) (m)	1,056
		3,952

El Salvador — 1.0%
2,360	Republic of El Salvador,
	8.25%, 04/10/32 (e) (m)	2,867

Ghana — 1.5%
1,550	Barclays Bank plc,
	Zero Coupon, 04/07/10 (linked to Government of Ghana, Zero Coupon, 04/07/10) (e) (i) (m)	1,525
2,000	Citigroup Funding, Inc.,
	VAR, 0.00%, 06/20/12 (linked to Government of Ghana, 0.00%, 06/20/12) (e) (i) (m)	1,787
890	Government of Ghana,
	8.50%, 10/04/17 (e) (m)	932
		4,244

Guatemala — 2.4%
	Republic of Guatemala,
1,165	8.13%, 10/06/34 (m)	1,375
1,775	9.25%, 08/01/13 (m)	2,041
2,910	10.25%, 11/08/11 (m)	3,354
		6,770

Indonesia — 1.6%
3,160	Deutsche Bank Financial, Inc.,
	15.00%, 07/20/18 (linked to Indonesia Government Bond, 15.00%, 07/15/18) (e) (i)	4,607

Iraq — 0.3%
1,250	Republic of Iraq,
	5.80%, 01/15/28 (e)	794

Mexico — 3.4%
United Mexican States,

MXN 5,496	8.00%, 12/24/08 (m)	505
3,300	8.00%, 12/19/13 (m)	304
$1,250	8.00%, 09/24/22 (m)	1,542
5,645	8.30%, 08/15/31 (m)	7,374
		9,725

Peru — 2.6%
3,070	IIRSA Norte Finance Ltd.,
	8.75%, 05/30/24	3,484
	Republic of Peru,
1,193	6.55%, 03/14/37 (m)	1,241
900	8.38%, 05/03/16 (m)	1,052
1,320	9.88%, 02/06/15 (m)	1,637
		7,414

Philippines — 3.7%
	Republic of Philippines,
3,870	7.75%, 01/14/31 (m)	4,373
5,449	8.25%, 01/15/14 (m)	6,083
		10,456

Russia — 4.3%
	Russian Federation,
1,657	8.25%, 03/31/10	1,722
1,750	11.00%, 07/24/18 (m)	2,502
3,334	12.75%, 06/24/28 (m)	6,051
1,594	SUB, 7.50%, 03/31/30	1,811
		12,086

Turkey — 6.0%
TRY 11,535	Credit Suisse, Nassau Branch,
	14.00%, 01/19/11 (linked to Republic of Turkey Government Bond, 14.00%, 01/19/11) (e) (i)	9,717
3,500	Credit Suisse First Boston, Inc.,
	Zero Coupon, 01/19/11 (linked to Republic of Turkey Government Bond, Zero Coupon, 01/19/11) (e) (i)	2,948
	Republic of Turkey,
$2,150	6.88%, 03/17/36 (m)	2,112
2,000	12.38%, 06/15/09 (m)	2,225
		17,002

Uganda — 0.4%
1,030	Citigroup Funding, Inc.,
	VAR, 0.00%, 03/17/08 (linked to Uganda Treasury Bill, 0.00%, 03/13/08) (e) (i) (m)	1,094

Ukraine — 3.9%
1,840	Credit Suisse First Boston International for City of Kiev Ukraine,
	8.25%, 11/26/12 (e) (m)	1,842
	Government of Ukraine,
1,750	6.58%, 11/21/16	1,724
2,390	6.58%, 11/21/16 (e) (m)	2,333
2,065	7.65%, 06/11/13	2,173
3,000	FRN, 8.69%, 08/05/09	3,090
		11,162

Uruguay — 1.2%
	Republic of Uruguay,
UYU 15,000	3.70%, 06/26/37 (m)	617
30,960	5.00%, 09/14/18 (m)	1,652

$465	7.50%, 03/15/15	500
379	8.00%, 11/18/22 (m)	426
240	9.25%, 05/17/17	288
		3,483

Venezuela — 6.6%
	Republic of Venezuela,
4,875	9.38%, 01/13/34 (m)	4,814
12,116	10.75%, 09/19/13 (m)	12,782
1,020	13.63%, 08/15/18 (m)	1,296
		18,892
	Total Foreign Government Securities
	(Cost $209,019)	209,345

U.S. Treasury Obligations — 2.0%

United States — 2.0%
	U.S. Treasury Notes,
5,000	4.25%, 11/15/17 (m)	5,115
520	4.88%, 04/30/08 (k) (m)	523
	(Cost $5,628)	5,638

Warrants — 0.9%
	Republic of Argentina,
ARS 43,114	Expires 12/15/35 (linked to GDP) (a) (m)	1,410
EUR 6,430	Expires 12/15/35 (linked to GDP) (a)	1,016
1	Republic of Venezuela Oil Price Index,
	Expires 04/15/20 (a)	46
	(Cost $1,974)	2,472

Total Long-Term Investments
(Cost $272,934)	273,090

Short-Term Investment — 2.1%

Investment Company — 2.1%
6,054	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	6,054
(Cost $6,054)

Total Investments — 98.2%
(Cost $278,988)	279,144

Other Assets in Excess of Liabilities — 1.8%	4,984

NET ASSETS — 100.0%	$284,128

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/07	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
20	2 Year U.S. Treasury Notes	March, 2008	$4,202	$(4)
367	10 Year U.S. Treasury Notes	March, 2008	41,546	73
41	U.S. Treasury Bonds	March, 2008	4,805	(20)
	Short Futures Outstanding
-377	5 Year U.S. Treasury Notes	March, 2008	(41,511)	18
				$67
Credit Default Swaps
		BUY/SELL	FUND PAYS/RECEIVES	TERMINATION	NOTIONAL
REFERENCED OBLIGATION	SWAP COUNTERPARTY	PROTECTION	FIXED RATE (r)	DATE	AMOUNT	VALUE
Gazprom International S.A., 7.20%, 02/01/20	Lehman Brothers Special Financing	Buy	112 BPS semi-annually	04/20/11	$ 5,180	$ 70
Gazprom International S.A., 8.63%, 04/28/2034	Deutsche Bank AG, New York	Sell	39 BPS semi-annually	04/20/08	2,340	(2)
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products	Buy	341 BPS semi-annually	07/20/17	800	62
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products	Buy	397 BPS semi-annually	08/20/17	210	9
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	190 BPS semi-annually	07/20/10	500	5
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	170 BPS semi-annually	08/20/10	750	1
Government of Ukraine, 7.65%, 06/11/13	Union Bank of Switzerland AG	Sell	184 BPS semi-annually	08/20/10	300	2
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	176 BPS semi-annually	09/20/10	400	-(h)
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	203 BPS semi-annually	08/20/11	660	2
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	175 BPS semi-annually	10/20/11	3,030	(35)
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	189 BPS semi-annually	10/20/11	1,670	(11)
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	162 BPS semi-annually	11/20/11	740	(14)
Government of Ukraine, 7.65%, 06/11/13	Barclays Bank plc	Sell	156 BPS semi-annually	04/20/12	530	(14)
Government of Ukraine, 7.65%, 06/11/13	Deutsche Bank AG, New York	Sell	158 BPS semi-annually	04/20/12	350	(9)
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	137.75 BPS semi-annually	06/20/12	2,860	(88)
Kazommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	175 BPS semi-annually	08/20/08	2,100	(74)
Kazommertzbank International BV, 7.88%, 04/07/14	Deutsche Bank AG, New York	Sell	235 BPS semi-annually	03/20/12	350	(50)
Kazommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	220 BPS semi-annually	03/20/12	640	(94)
Kazommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12	1,670	(240)
Kazommertzbank International BV, 7.88%, 04/07/14	Barclays Bank plc	Sell	68 BPS semi-annually	08/20/12	3,010	(158)
Kazommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Buy	300 BPS semi-annually	08/20/12	420	54
Kazommertzbank International BV, 8.00%, 11/03/15	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12	750	(108)
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	125 BPS semi-annually	06/20/10	1,000	(25)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	278 BPS semi-annually	06/20/12	510	(40)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	355 BPS semi-annually	07/20/12	770	(47)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	344 BPS semi-annually	07/20/12	520	(34)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns Credit Products	Sell	361 BPS semi-annually	07/20/12	380	(22)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns Credit Products	Sell	342 BPS semi-annually	07/20/12	350	(11)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Morgan Stanley Capital Services	Sell	340 BPS semi-annually	07/20/12	870	(58)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Morgan Stanley Capital Services	Sell	355 BPS semi-annually	07/20/12	960	(58)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	265 BPS semi-annually	05/20/12	3,100	(298)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	340 BPS semi-annually	07/20/12	870	(58)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	328 BPS semi-annually	07/20/12	190	(14)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	341 BPS semi-annually	07/20/12	870	(58)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	355 BPS semi-annually	07/20/12	170	(10)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	343 BPS semi-annually	09/20/10	350	-(h)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	303.5 BPS semi-annually	10/20/10	750	(11)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	338 BPS semi-annually	10/20/10	400	(1)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	295 BPS semi-annually	03/20/11	840	(19)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	208.5 BPS semi-annually	09/20/11	550	35
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	196 BPS semi-annually	04/20/12	230	(20)
Republic of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Sell	216 BPS semi-annually	06/20/12	720	(57)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	214 BPS semi-annually	06/20/12	1,140	(91)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	216 BPS semi-annually	06/20/12	1,430	(113)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products	Buy	258 BPS semi-annually	07/20/12	350	23
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	208 BPS semi-annually	07/20/12	830	(71)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	232.67 BPS semi-annually	07/20/12	1,450	(111)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	258.5 BPS semi-annually	07/20/12	870	58
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	258 BPS semi-annually	07/20/12	190	13
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	263 BPS semi-annually	07/20/12	870	56
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Buy	262 BPS semi-annually	07/20/12	870	56
Republic of Argentina, 8.28%, 12/31/33	Union Bank of Switzerland AG	Buy	262 BPS semi-annually	07/20/12	520	34
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	397 BPS semi-annually	11/20/12	6,870	(194)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products	Sell	341 BPS semi-annually	07/20/17	800	(96)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products	Sell	407 BPS semi-annually	08/20/17	210	(17)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	300 BPS semi-annually	09/20/10	350	(24)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	261.5 BPS semi-annually	10/20/10	750	(41)
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	290 BPS semi-annually	10/20/10	400	(25)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	142 BPS semi-annually	03/20/11	840	(20)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	119 BPS semi-annually	09/20/11	270	5
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	120 BPS semi-annually	09/20/11	280	5
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	81 BPS semi-annually	04/20/12	230	-(h)
Republic of Brazil, 12.25%, 03/06/30	Citibank, N.A.	Buy	69.5 BPS semi-annually	06/20/12	720	4
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	73.21 BPS semi-annually	06/20/12	1,140	4
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	69 BPS semi-annually	06/20/12	1,430	7
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	66 BPS semi-annually	07/20/12	830	7
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	71.33 BPS semi-annually	07/20/12	1,450	8
Republic of Bulgaria, 8.25%, 01/15/15	Deutsche Bank AG, New York	Buy	74 BPS semi-annually	12/20/12	3,260	(7)
Republic of Columbia, 10.38%, 01/28/33	Deutsche Bank AG, New York	Buy	91.42 BPS semi-annually	04/20/12	410	5
Republic of Columbia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	96 BPS semi-annually	04/20/12	210	1
Republic of Columbia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	1,500	8
Republic of Columbia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	1,500	8
Republic of Columbia, 10.38%, 01/28/33	Morgan Stanley Capital Services	Buy	100 BPS semi-annually	04/20/12	750	3
Republic of Columbia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	82.5 BPS semi-annually	06/20/12	3,990	56
Republic of Indonesia, 6.75%, 03/10/14	Citibank, N.A.	Sell	185 BPS quarterly	06/20/11	300	6
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	185 BPS quarterly	06/20/11	730	18
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	205 BPS quarterly	06/20/11	365	12
Republic of Indonesia, 6.75%, 03/10/14	Morgan Stanley Capital Services	Sell	127 BPS quarterly	12/20/11	400	(1)
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	101 BPS quarterly	06/20/12	690	(14)
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	115 BPS quarterly	09/20/12	3,820	(65)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	63 BPS semi-annually	05/20/11	1,600	(60)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12	870	(43)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	53.51 BPS semi-annually	03/20/12	1,510	(79)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12	620	(31)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	65.5 BPS semi-annually	08/20/12	2,210	(118)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	71 BPS semi-annually	08/20/12	1,090	(56)
Republic of Panama, 8.88%, 09/30/27	Lehman Brothers Special Financing	Buy	63 BPS semi-annually	06/20/12	5,340	98
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	62 BPS semi-annually	06/20/12	5,340	(81)
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	108.5 BPS semi-annually	05/20/17	2,155	(50)
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	90 BPS semi-annually	06/20/17	1,380	(56)
Republic of Philippines, 10.63%, 03/16/25	Citibank, N.A.	Buy	199 BPS quarterly	06/20/11	300	(9)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	199 BPS quarterly	06/20/11	730	(22)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	221 BPS quarterly	06/20/11	365	(14)
Republic of Philippines, 10.63%, 03/16/25	Morgan Stanley Capital Services	Buy	132 BPS quarterly	12/20/11	400	1
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	103 BPS quarterly	06/20/12	690	13
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	116 BPS quarterly	09/20/12	3,820	64
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	145 BPS semi-annually	07/20/12	370	2
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	146 BPS semi-annually	07/20/12	3,850	24
Republic of Turkey, 11.88%, 01/15/30	Deutsche Bank AG, New York	Buy	239 BPS semi-annually	08/20/12	1,000	(33)
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	194 BPS semi-annually	08/20/12	1,170	(16)
Republic of Venezuela, 9.25%, 09/15/27	Barclays Bank plc	Sell	172.1 BPS semi-annually	03/20/12	1,520	(142)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	160.42 BPS semi-annually	04/20/12	870	(88)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	162 BPS semi-annually	04/20/12	410	(41)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	160.5 BPS semi-annually	04/20/12	210	(21)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	1,500	(152)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	1,500	(152)
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	169 BPS semi-annually	04/20/12	750	(74)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	218 BPS semi-annually	06/20/12	3,990	(309)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	222 BPS semi-annually	06/20/12	860	(65)
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	203 BPS semi-annually	06/20/12	510	43
Republic of Venezuela, 9.25%, 09/15/27	Bear Stearns Credit Products	Sell	250.4 BPS semi-annually	07/20/12	1,550	(106)
Republic of Venezuela, 9.25%, 09/15/27	Bear Stearns Credit Products	Buy	266 BPS semi-annually	07/20/12	380	24
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Buy	266 BPS semi-annually	07/20/12	170	11
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Buy	257 BPS semi-annually	07/20/12	960	63
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Sell	251 BPS semi-annually	07/20/12	1,550	(106)
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	255 BPS semi-annually	07/20/12	770	51
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	301.3 BPS semi-annually	08/20/12	1,680	(88)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	570 BPS semi-annually	08/20/12	670	36
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	340 BPS semi-annually	08/20/12	90	(3)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	312 BPS semi-annually	10/20/12	15,030	(905)
Russian AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09	1,190	(16)
Russian AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09	120	(2)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09	1,190	5
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	50 BPS semi-annually	11/20/11	740	8
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	51 BPS semi-annually	12/20/11	1,580	(18)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11	1,360	(15)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	45.5 BPS semi-annually	12/20/11	1,270	(17)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	46 BPS semi-annually	12/20/11	1,200	(16)
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09	120	1
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Sell	101 BPS semi-annually	07/20/10	2,000	14
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	90 BPS semi-annually	07/20/10	500	(2)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	77 BPS semi-annually	08/20/10	70	-(h)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	75 BPS semi-annually	08/20/10	750	-(h)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	90 BPS semi-annually	08/20/10	300	(1)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	53 BPS semi-annually	08/20/11	660	7
Russian Federation, 7.50%, 03/31/30	Bear Stearns Credit Products	Sell	45.5 BPS semi-annually	12/20/11	600	(8)
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Buy	47.5 BPS semi-annually	04/20/12	530	8
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Buy	49.5 BPS semi-annually	04/20/12	350	5
Russian Federation, 12.75%, 06/24/28	Morgan Stanley Capital Services	Buy	64 BPS semi-annually	09/20/10	400	1
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	96 BPS semi-annually	07/20/10	2,000	(31)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	81 BPS semi-annually	08/20/10	70	(1)
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	105 BPS semi-annually	06/20/10	1,000	20
VTB Capital Vneshtorgbank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	40 BPS semi-annually	03/20/08	1,360	(3)
VTB Capital Vneshtorgbank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS semi-annually	05/20/12	790	(43)
VTB Capital Vneshtorgbank, 7.50%, 10/12/11	Lehman Brothers Special Financing	Sell	109 BPS semi-annually	04/20/11	5,180	132
						$ (4,453)

Total Return Swaps

		PAYMENTS MADE	PAYMENTS RECEIVED	TERMINATION	NOTIONAL
SWAP COUNTERPARTY	REFERENCED OBLIGATION	BY THE FUND (r)	BY THE FUND (r)	DATE	AMOUNT	VALUE
Morgan Stanley Capital Services	TransCredit Bank, 7.30%, 02/26/09	Total Return on TransCredit Bank, 7.30%, 02/26/09 quarterly	3 Month LIBOR + 20 BPS quarterly	02/26/09	$1,200	$27
Morgan Stanley Capital Services	OGK/Rushydro's, 12/13/13	3 Month LIBOR + 20 BPS quarterly	Total Return on OGK/Rushydro's, 12/13/13 quarterly	12/25/10	2,400	147
Morgan Stanley Capital Services	OGK/Rushydro's, 12/13/13	3 Month LIBOR + 20 BPS quarterly	Total Return on OGK/Rushydro's, 12/13/13 quarterly	12/25/10	1,430	49
						$223
ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options,
TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(r)	Rates shown are per annum and payments are as described.

ARS	Argentine Peso
BPS	Basis Points
BRL	Brazilian Real
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.
GDP	Gross Domestic Product
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
SUB	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2007.
TRY	New Turkish Lira
UYU	Uruguayan Peso
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$ 8,450
Aggregate gross unrealized depreciation		(8,294)
Net unrealized appreciation/depreciation		$ 156

Federal income tax cost of investments		$278,988

JPMorgan Enhanced Income Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

Long-Term Investments — 84.8%

Asset-Backed Securities — 27.4%
570	American Express Credit Account Master Trust,
	Series 2004-C, Class C, FRN, 5.15%, 02/15/12 (e) (m)	569
500	Ameriquest Mortgage Securities, Inc.,
	Series 2005-R2, Class M2, FRN, 5.27%, 04/25/35 (m)	458
1,400	Arkle Master Issuer plc (United Kingdom),
	Series 2006-1A, Class 3A, FRN, 4.96%, 08/17/11 (e) (m)	1,381
400	Asset Backed Funding Certificates,
	Series 2005-HE1, Class M2, FRN, 5.23%, 12/25/34 (f) (m)	367
350	Bear Stearns Asset Backed Securities Trust,
	Series 2005-HE3, Class M1, FRN, 5.22%, 03/25/35 (m)	316
	Capital One Auto Finance Trust,
750	Series 2007-B, Class A3B, FRN, 4.65%, 04/15/12 (m)	744
750	Series 2007-B, Class A4, FRN, 4.68%, 04/15/14 (m)	735
1,650	Capital One Multi-Asset Execution Trust,
	Series 2003-A, FRN, 5.90%, 12/15/10 (i) (m)	1,648
400	Carrington Mortgage Loan Trust,
	Series 2006-OPT1, Class A3, FRN, 4.97%, 02/25/36 (m)	364
730	Citigroup Mortgage Loan Trust, Inc.,
	Series 2003-HE3, Class A, FRN, 5.17%, 12/25/33 (f) (m)	697
	Countrywide Asset-Backed Certificates,
117	Series 2004-6, Class 2A4, FRN, 5.24%, 11/25/34 (m)	106
200	Series 2005-BC1, Class M2, FRN, 5.23%, 05/25/35 (m)	183
698	Countrywide Home Equity Loan Trust,
	Series 2003-C, Class A, FRN, 4.92%, 05/15/29 (m)	685
2,600	Credit-Based Asset Servicing and Securitization LLC,
	Series 2006-CB8, Class A2B, FRN, 4.90%, 10/25/36 (m)	2,320
729	Equifirst Loan Securitization Trust,
	Series 2007-1, Class A2A, FRN, 4.85%, 04/25/37 (m)	706
2,500	First Franklin Mortgage Loan Asset Backed Certificates,
	Series 2006-FF13, Class A2C, FRN, 4.95%, 10/25/36 (m)	2,198
541	Fleet Home Equity Loan Trust,
	Series 2003-1, Class A, FRN, 4.99%, 01/20/33 (f) (m)	509
500	Helios Finance LP (Cayman Islands),
	Series 2007-S1, Class B1, FRN, 5.44%, 10/20/14 (e) (i)	477
2,300	Holmes Master Issuer plc (United Kingdom),
	Series 2006-1A, Class 2A, FRN, 5.30%, 07/15/21 (e)	2,267
800	HSI Asset Securitization Corp. Trust,
	Series 2006-OPT3, Class 3A3, FRN, 4.97%, 02/25/36 (m)	693
1,500	K2 (USA) LLC,
	Series 2007-2D, VAR, 0.00%, 02/15/10 (f) (i) (s)	984
2,100	Links Finance LLC,
	FRN, 5.94%, 09/15/08 (e) (f) (i) (s)	1,620
550	MBNA Credit Card Master Note Trust,
	Series 2005-A5, Class A5, FRN, 4.65%, 12/15/10	549
	Morgan Stanley ABS Capital I,

150	Series 2005-HE2, Class M3, FRN, 5.27%, 01/25/35 (f)	120
100	Series 2005-HE2, Class M4, FRN, 5.42%, 01/25/35 (f)	74
458	Nationstar NIM Trust (Cayman Islands),
	Series 2007-C, Class A, 8.00%, 06/25/37 (e) (i)	343
413	New Century Home Equity Loan Trust,
	Series 2004-3, Class M1, FRN, 5.41%, 11/25/34	358
347	Nomura Asset Acceptance Corp.,
	Series 2006-WF1, Class A1, FRN, 4.89%, 06/25/36	347
	Option One Mortgage Loan Trust,
86	Series 2002-1, Class A, FRN, 5.37%, 02/25/32	84
300	Series 2005-2, Class M1, FRN, 5.23%, 05/25/35	273
550	Park Place Securities, Inc.,
	Series 2004-WHQ2, Class M2, FRN, 5.42%, 02/25/35	513
350	Residential Asset Securities Corp.,
	Series 2005-KS11, Class M2, FRN, 5.21%, 12/25/35	286
170	Residential Funding Mortgage Securities II,
	Series 2003-HS4, Class A1B, FRN, 5.05%, 01/25/29	166
	Securitized Asset Backed Receivables LLC Trust,
500	Series 2005-OP1, Class M2, FRN, 5.24%, 01/25/35 (f)	417
1,013	Series 2006-OP1, Class A2B, FRN, 4.99%, 10/25/35	999
1,517	Shiprock Finance SF2 (Cayman Islands),
	Series 2007-2A, Class A, FRN, 5.03%, 02/29/08 (e) (i)	1,510
1,200	Sigma Finance Corp. (Cayman Islands),
	FRN, 5.51%, 09/15/08 (e) (f) (i) (s)	1,000
530	Wachovia Asset Securitization, Inc.,
	Series 2004-HE1, Class A, FRN, 5.01%, 06/25/34	524
1,800	Wells Fargo Home Equity Trust,
	Series 2006-3, Class A2, 4.94%, 01/25/37	1,507
1,000	William Street Funding Corp.,
	Series 2005-1, Class A, FRN, 5.42%, 01/23/11 (e) (i)	950
	Total Asset-Backed Securities
	(Cost $33,144)	30,047

Collateralized Mortgage Obligations — 16.3%

Agency CMO — 2.9%
	Federal Home Loan Mortgage Corp. REMICS,
1,860	Series 2638, Class KI, IO, 5.00%, 11/15/27 (m)	131
2,442	Series 2645, Class SB, IF, IO, 2.45%, 07/15/27 (m)	143
874	Series 2686, Class FL, FRN, 5.05%, 03/15/28 (m)	875
907	Series 2827, Class AS, IF, IO, 2.45%, 06/15/22 (m)	43
1,372	Series 2928, Class IN, IO, 5.00%, 10/15/24 (m)	75
1,207	Series 2975, Class IO, IO, 5.50%, 06/15/26 (m)	75
	Federal National Mortgage Association, REMICS,
233	Series 2002-36, Class FS, FRN, 5.28%, 06/25/32 (m)	234
347	Series 2002-36, Class FT, FRN, 5.28%, 06/25/32 (m)	348
4,914	Series 2002-81, Class SJ, IF, IO, 2.72%, 04/25/32 (m)	438
667	Series 2003-121, Class FC, FRN, 5.18%, 02/25/28 (m)	667
1,716	Series 2005-51, Class KI, IO, 5.50%, 01/25/25 (m)	85
1,159	Series 2005-63, Class PK, IO, 5.50%, 10/25/24 (m)	56
		3,170

Non-Agency CMO — 13.4%

576	American Home Mortgage Assets,
	Series 2006-2, Class 2A1, FRN, 4.98%, 09/25/46 (m)	559
	Countrywide Alternative Loan Trust,
1,190	Series 2006-OA2, Class A1, FRN, 4.95%, 05/20/46 (m)	1,151
2,674	Series 2006-OA19, Class A1, FRN, 4.92%, 02/20/47 (m)	2,572
851	Series 2006-OA21, Class, A1, FRN, 4.93%, 03/20/47 (m)	827
	Countrywide Home Loan Mortgage Pass Through Trust,
10	Series 2002-31, Class A3, 5.75%, 01/25/33 (m)	10
1,233	Series 2005-2, Class 2A3, FRN, 5.13%, 03/25/35 (m)	1,203
617	Downey Savings & Loan Association Mortgage Loan Trust,
	Series 2005-AR5, Class 2A1A, FRN, 5.02%, 08/19/45 (m)	596
	Harborview Mortgage Loan Trust,
268	Series 2005-10, Class 2A1A, FRN, 5.00%, 11/19/35 (m)	259
1,145	Series 2006-14, Class 2A1A, FRN, 4.84%, 03/19/38 (m)	1,105
728	Residential Accredit Loans, Inc.,
	Series 2006-QA9, Class A1, FRN, 4.97%, 11/25/36	692
	Thornburg Mortgage Securities Trust,
500	Series 2003-2, Class A1, FRN, 5.13%, 04/25/43	500
3,867	Series 2006-6, Class A1, FRN, 4.90%, 11/25/36	3,813
	WaMu Mortgage Pass Through Certificates,
672	Series 2005-AR9, Class A1A, FRN, 5.11%, 07/25/45	651
821	Series 2005-AR13, Class A1A1, FRN, 5.08%, 10/25/45	799
		14,737
	Total Collateralized Mortgage Obligations
	(Cost $18,289)	17,907

Commercial Mortgage-Backed Securities — 2.1%
500	CS First Boston Mortgage Securities Corp.,
	Series 2001-CK6, Class A3, 6.39%, 08/15/36 (m)	522
1,450	LB-UBS Commercial Mortgage Trust,
	Series 2003-C5, Class A2, 3.48%, 07/15/27	1,432
423	Lehman Brothers Floating Rate Commercial Mortgage Trust,
	Series 2006-LLFA, Class A2, FRN, 4.77%, 09/15/21 (e)	419
	Total Commercial Mortgage-Backed Securities
	(Cost $2,377)	2,373

Corporate Bonds — 20.0%

Capital Markets — 2.3%
1,000	Citigroup Global Markets Holdings, Inc.,
	FRN, 5.76%, 03/07/08 (m)	1,000
850	Goldman Sachs Group, Inc., (The)
	FRN, 5.30%, 06/28/10 (m)	830
400	Lehman Brothers Holdings, Inc.,
	FRN, 4.98%, 11/16/09	391
300	Lehman Brothers Holdings Capital Trust V,
	5.88%, 05/31/12 (x)	255
		2,476

Commercial Banks — 3.9%
1,000	BAC Capital Trust XIII,
	FRN, 6.09%, 03/15/43 (m)	919
800	Banco de Sabadell S.A. (Spain),

	FRN, 5.25%, 04/23/10 (e) (m)	791
1,600	Glitnir Banki HF (Iceland),
	FRN, 5.40%, 10/15/08 (e) (m)	1,598
400	ICICI Bank Ltd. (India),
	FRN, 5.79%, 01/12/10 (e)	399
600	Landsbanki Islands HF (Iceland),
	FRN, 5.73%, 08/25/09 (e)	599
		4,306

Consumer Finance — 3.9%
1,400	Aiful Corp. (Japan),
	6.00%, 12/12/11 (e) (m)	1,372
1,000	Capital One Financial Corp.,
	FRN, 6.00%, 09/10/09 (m)	948
450	Discover Financial Services,
	FRN, 6.23%, 06/11/10 (e) (m)	438
1,550	International Lease Finance Corp.,
	FRN, 5.25%, 05/24/10	1,544
		4,302

Diversified Financial Services — 3.7%
1,750	BNP US Funding LLC,
	7.74%, 12/05/07 (e) (m) (x)	1,750
800	General Electric Capital Corp.,
	5.79%, 06/15/09 (m)	799
500	Meridian Funding Co. LLC,
	FRN, 5.41%, 07/21/11 (e) (i)	475
550	Xstrata Finance Dubai Ltd. (United Arab Emirates),
	FRN, 5.23%, 11/13/09 (e)	548
600	ZFS Finance USA Trust III,
	FRN, 6.84%, 12/15/65 (e)	583
		4,155

Electric Utilities — 0.5%
500	Pepco Holdings, Inc.,
	FRN, 6.25%, 06/01/10	498

Media — 0.2%
200	Viacom, Inc.,
	FRN, 6.04%, 06/16/09	199

Multi-Utilities — 0.6%
700	Dominion Resources, Inc.,
	FRN, 5.05%, 11/14/08 (m)	698

Real Estate Investment Trusts (REITs) — 0.9%
	iStar Financial, Inc.,
650	FRN, 6.03%, 09/15/09	590
425	FRN, 6.24%, 03/16/09	395
		985

Thrifts & Mortgage Finance — 3.6%
900	CAM U.S. Finance S.A. Sociedad Unipersonal (Spain),
	FRN, 5.06%, 02/01/10 (e) (m)	892
	Countrywide Financial Corp.,
160	FRN, 5.43%, 03/24/09 (m)	120
950	FRN, 5.87%, 12/19/08 (m)	730

300	Sovereign Bancorp, Inc.,
	FRN, 5.90%, 03/01/09	295
950	Washington Mutual Bank,
	FRN, 4.96%, 11/06/09	864
1,150	Washington Mutual, Inc.,
	FRN, 5.17%, 08/24/09	1,058
		3,959

Wireless Telecommunication Services — 0.4%
400	America Movil S.A.B. de C.V. (Mexico),
	FRN, 5.30%, 06/27/08 (e) (m)	399
	Total Corporate Bonds
	(Cost $22,873)	21,977

Mortgage Pass-Through Securities — 19.0%
	Federal National Mortgage Association Various Pools,
5,400	6.00%, 12/25/22	5,520
7,500	6.50%, 01/25/37	7,711
7,295	7.00%, 04/01/37-12/25/37 (m)	7,571
	Total Mortgage Pass-Through Securities
	(Cost $20,752)	20,802
	Total Long-Term Investments
	(Cost $97,435)	93,106

Short-Term Investments — 33.7%

Commercial Paper — 12.6% (n)
2,000	Amstel Funding Corp.,
	5.31, 02/21/08 (m)	1,975
1,000	Atlantis One Funding Corp.,
	5.42%, 01/28/08 (m)	991
1,000	Barton Capital Corp.,
	5.42%, 01/28/08 (m)	991
2,000	Charta Corp.,
	5.34%, 03/25/08 (m)	1,965
2,000	Corporate Receivables Corp.,
	5.34%, 03/25/08 (m)	1,965
2,000	Galleon Capital LLC,
	4.81%, 01/28/08 (m)	1,982
2,000	Keel Capital, Inc.,
	4.89%, 12/07/07 (m)	1,998
2,000	Sheffield Receivables Co.,
	5.27%, 02/14/08 (m)	1,977
	Total Commercial Paper
	(Cost $13,862)	13,844
Shares

Investment Company — 20.9%

22,963	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $22,963)	22,963

Principal Amount ($)

U.S. Treasury Obligation — 0.2%
160	U.S. Treasury Bill
3.68%, 01/17/08 (k) (n)

(Cost $159)	159
Total Short-Term Investments
(Cost $36,984)	36,966

Total Investments — 118.5%
(Cost $134,419)	130,072

Liabilities in Excess of Other Assets — (18.5)%	(20,339)

NET ASSETS — 100.0%	$109,733

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/07	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
27	Eurodollar	December, 2007	$6,423	$2
45	2 Year U.S. Treasury Notes	March, 2008	9,455	5
1	5 Year U.S. Treasury Notes	March, 2008	110	-	(h)
23	10 Year U.S. Treasury Notes	March, 2008	2,604	(4)
	Short Futures Outstanding
-12	Eurodollar	March, 2008	(2,875)	(15)
-30	5 Year U.S. Treasury Notes	March, 2008	(3,303)	(7)
-8	10 Year U.S. Treasury Notes	March, 2008	(906)	(1)
				$(20)

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands):
	Market Value	Percentage
	$5,788	5.3%

(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2007.

BPS	Basis Points
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.
IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2007. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101
Aggregate gross unrealized depreciation	(4,448)
Net unrealized appreciation/depreciation	$(4,347)

Federal income tax cost of investments	$134,419

Futures Contracts

	NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/07	UNREALIZED APPRECIATION (DEPRECIATION)
		Long Futures Outstanding
	76	10 Year Swap Future	December, 2007	$8,431	$390
	102	Euro-Bund	December, 2007	17,068	(173)
	267	2 Year U.S. Treasury Notes	March, 2008	56,099	(21)
	2,821	5 Year U.S. Treasury Notes	March, 2008	310,619	522
	3,286	10 Year U.S. Treasury Notes	March, 2008	371,985	796
	140	Eurodollar	March, 2008	33,541	87
	905	U.S. Long Bond	March, 2008	106,055	(379)

		Short Futures Outstanding
	(142)	Eurodollar	December, 2007	(33,780)	22
	(537)	2 Year U.S. Treasury Notes	March, 2008	(112,829)	176
	(2,659)	5 Year U.S. Treasury Notes	March, 2008	(292,781)	(153)
	(567)	10 Year U.S. Treasury Notes	March, 2008	(64,186)	(103)
	(96)	U.K. Treasury Gilt	March, 2008	(21,621)	68
	(351)	U.S. Long Bond	March, 2008	(41,133)	216
	(135)	Eurodollar	September, 2008	(32,567)	(466)
					$982
Forward Foreign Currency Exchange Contracts)

					NET UNREALIZED
		SETTLEMENT	SETTLEMENT	VALUE AT	APPRECIATION
CONTRACTS TO BUY		DATE	VALUE	11/30/07	(DEPRECIATION)

9,105	CAD	01/11/08	$9,332	$9,108	$(224)

					NET UNREALIZED
		SETTLEMENT	SETTLEMENT	VALUE AT	APPRECIATION
CONTRACTS TO SELL		DATE	VALUE	11/30/07	(DEPRECIATION)

9,105	CAD	01/11/08	$9,673	$(9,109)	$564
4,158	GBP	01/11/08	8,742	(8,537)	205
					$769

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$(33,200)	FNMA, TBA, 5.00%, 12/25/37	$(32,536)
(43,000)	FNMA, TBA, 5.50%, 12/25/22	(43,497)
(272,439)	FNMA, TBA, 5.50%, 01/25/37	(272,865)
(23,700)	FNMA, TBA, 6.00%, 01/25/22	(24,226)
(117,800)	FNMA, TBA, 6.00%, 01/25/37	(119,714)
(121,465)	FNMA, TBA, 6.50%, 12/25/37	(124,919)
	(Proceeds received $616,723)	$(617,757)

Call Options Written

Description	Exercise Price	Expiration Date	Number of Contracts	Value
1 Year Eurodollar Mid-Curve, American Style	$95.75	03/14/08	310	$(639)
10 Year U.S. Treasury Note Futures, American Style	111.00	02/22/08	460	(1,301)
10 Year U.S. Treasury Note Futures, American Style	112.00	02/22/08	618	(1,352)
10 Year U.S. Treasury Note Futures, American Style	113.00	02/22/08	680	(1,126)
10 Year U.S. Treasury Note Futures, American Style	114.00	02/22/08	158	(195)
90 Day Eurodollar Futures, American Style	95.25	12/17/07	175	(30)
90 Day Eurodollar Futures, American Style	95.38	12/17/07	216	(19)
(Premiums Received $2,046)				$(4,662)

Put Options Written

Description	Exercise Price	Expiration Date	Number of Contracts	Value
10 Year U.S. Treasury Note Futures, American Style	$108.00	02/22/08	690	$(97)
10 Year U.S. Treasury Note Futures, American Style	109.00	02/22/08	56	(14)
10 Year U.S. Treasury Note Futures, American Style	112.00	02/22/08	235	(231)
10 Year U.S. Treasury Note Futures, American Style	113.00	02/22/08	502	(730)
90 Day Eurodollar Futures, American Style	95.25	12/17/07	175	(71)
(Premiums Received $1,888)				$(1,143)

Put Options Written on Interest Rate Swaps**
		Option	Swap
Counterparty	Exercise Rate *	Expiration Date	Expiration Date	Notional Amount	Value
Merrill Lynch Capital Services	4.70%	11/03/08	11/05/10	$445,990	$(1,088)
(Premiums Received $2,329)

* The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.
** European Style

Interest Rate Swaps

			Rate Type (r)
			Payments made by	Payments received by	Termination		Notional
	Swap Counterparty		the Fund	the Fund	Date		Amount	Value

	Bank of America		5.55% semi-annually	3 month LIBOR quarterly	06/14/12		47,700	$(3,350)
	Bank of America		5.17% semi-annually	3 month LIBOR quarterly	11/17/17		20,805	(920)
	Barclays Bank plc		5.10% semi-annually	3 month LIBOR quarterly	07/18/12		41,680	(1,956)
	Barclays Bank plc		3 month LIBOR quarterly	4.21% semi-annually	11/29/12		174,785	248
	Barclays Bank plc		5.17% semi-annually	3 month LIBOR quarterly	11/17/17		20,805	(919)
	Barclays Bank plc		4.95% semi-annually	3 month LIBOR quarterly	11/29/37		49,610	(4)
	BNP Paribas		5.57% semi-annually	3 month LIBOR quarterly	07/17/12		17,000	(1,237)
	Citibank, N.A.		3 month LIBOR quarterly	5.05% semi-annually	10/01/13		75,560	2,468
	Citibank, N.A.		5.05% semi-annually	3 month LIBOR quarterly	10/25/17		11,200	(380)
	Citibank, N.A.		5.37% semi-annually	3 month LIBOR quarterly	10/01/18		43,180	(2,250)
	Deutsche Bank AG, New York		3 month LIBOR quarterly	4.65% semi-annually	12/10/09		165,065	2,302
	Deutsche Bank AG, New York		5.04% semi-annually	3 month LIBOR quarterly	08/15/14		44,605	(2,066)
	Deutsche Bank AG, New York		5.17% semi-annually	3 month LIBOR quarterly	12/10/17		39,165	(1,693)
	Goldman Sachs Capital Management		3 month LIBOR quarterly	4.75% semi-annually	12/10/09		151,310	2,406
	Goldman Sachs Capital Management		4.92% semi-annually	3 month LIBOR quarterly	05/18/16		41,625	(1,148)
	Goldman Sachs Capital Management		5.24% semi-annually	3 month LIBOR quarterly	12/10/17		35,900	(1,771)
	Lehman Brothers Special Financing		5.27% semi-annually	3 month LIBOR quarterly	10/19/17		19,000	(975)
	Merrill Lynch Capital Services		4.88% semi-annually	3 month LIBOR quarterly	09/17/12		31,000	(841)
	Merrill Lynch Capital Services		5.20% semi-annually	3 month LIBOR quarterly	09/10/17		18,030	(794)
	Union Bank of Switzerland AG		5.23% semi-annually	3 month LIBOR quarterly	06/22/17		5,085	(262)
	Union Bank of Switzerland AG		5.69% semi-annually	3 month LIBOR quarterly	06/22/17		9,710	(964)
								$(14,106)

	Credit Default Swaps

				Fund Pays/Receives	Termination		Notional
	Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fixed Rate (r)	Date		Amount	Value

	Banca Italease S.p.A., 4.89%, 02/08/12	Deutsche Bank AG, New York	Sell	85 BPS quarterly	06/20/08		$23,500	$(235)
	Block Financial Corp., 5.12%, 10/30/14	Bear Stearns Credit Products, Inc.	Buy	140 BPS quarterly	12/20/12		8,000	349
	Block Financial Corp., 5.13%, 10/30/14	Union Bank of Switzerland AG	Buy	170 BPS quarterly	12/20/12		5,000	157
	Brunswick Corp., 7.13%, 08/01/27	Credit Suisse International	Buy	94 BPS quarterly	06/20/14		5,000	46
	Computer Sciences Corp., 5.00%, 02/15/13	Merrill Lynch International	Buy	70 BPS quarterly	09/20/14		4,000	-51
	Computer Sciences Corp., 7.38%, 06/15/11	Morgan Stanley Capital Services	Buy	88 BPS quarterly	06/20/14		5,200	-124
	Countrywide Financial Corp., 0.00%, 02/08/31	Union Bank of Switzerland AG	Sell	615 BPS quarterly	09/20/08		10,000	-752
	Countrywide Financial Corp., 0.00%, 02/08/31	Lehman Brothers Special Financing	Sell	500 BPS quarterly	09/20/08		11,300	-965
	Dow Jones CDX.EM.8	Bear Stearns Credit Products, Inc. [1]	Buy	175 BPS semi-annually	12/20/12		27,350	129
	Dow Jones CDX.EM.8	Citibank, N.A. [2]	Buy	175 BPS semi-annually	12/20/12		10,690	31
	Dow Jones CDX.EM.8	Deutsche Bank AG, New York [3]	Buy	175 BPS semi-annually	12/20/12		5,590	27
	Dow Jones CDX.EM.8	Deutsche Bank AG, New York [4]	Buy	175 BPS semi-annually	12/20/12		24,170	65
	Dow Jones CDX.EM.8	Lehman Brothers Special Financing [5]	Buy	175 BPS semi-annually	12/20/12		20,270	38
	Dow Jones CDX.EM.8	Lehman Brothers Special Financing [6]	Buy	175 BPS semi-annually	12/20/12		27,210	73
	Dow Jones CDX.EM.8	Lehman Brothers Special Financing [7]	Buy	175 BPS semi-annually	12/20/12		30,170	142

	Dow Jones CDX.EM.8	Merrill Lynch Capital Services [8]	Buy	175 BPS semi-annually	12/20/12		4,460	21
	Dow Jones CDX.EM.8	Union Bank of Switzerland AG [9]	Buy	175 BPS semi-annually	12/20/12		640	2
	Dow Jones CDX.NA.HY.9	Barclays Bank plc [10]	Sell	375 BPS quarterly	12/20/12		12,000	-450
	Dow Jones CDX.NA.IG.9	Goldman Sachs Capital Management [11]	Buy	60 BPS quarterly	12/20/12		124,880	731
	Dow Jones CDX.NA.IG.9	Goldman Sachs Capital Management [12]	Buy	60 BPS quarterly	12/20/12		126,580	745
	Dow Jones CDX.NA.IG.9	Goldman Sachs Capital Management [13]	Buy	60 BPS quarterly	12/20/12		159,000	1,010
	Dow Jones CDX.NA.IG.9	Goldman Sachs Capital Management [14]	Buy	60 BPS quarterly	12/20/12		58,000	379
	Dow Jones CDX.NA.IG.HVOL.9	Goldman Sachs Capital Management [15]	Sell	140 BPS quarterly	12/20/12		103,700	-2,673
	FHLMC, 5.08%, 02/07/19	Merrill Lynch Capital Services	Buy	37 BPS quarterly	12/20/12		5,000	60
	Gannett Co., Inc., 6.38%, 04/01/12	Bank of America	Buy	67 BPS quarterly	03/20/17		7,200	135
	Gazprom, 8.63%, 04/28/34	Deutsche Bank AG, New York	Sell	39 BPS semi-annually	04/20/08		14,560	-14
	Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products, Inc.	Buy	341 BPS semi-annually	07/20/17		3,430	267
	Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products, Inc.	Buy	397 BPS semi-annually	08/20/17		910	39
	Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	170 BPS semi-annually	10/20/12		5,150	-139
	Government of Ukraine, 7.65%, 06/11/13	Lehman Brothers Special Financing	Sell	169 BPS semi-annually	11/20/11		1,500	-24
	Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	145 BPS semi-annually	02/20/12		16,230	-399
	Hannover Finance S.A., 5.75%, 11/16/10	Morgan Stanley Capital Services	Buy	9.5 BPS quarterly	12/20/11		10,000	145
	ICICI Bank, Ltd., 5.75%, 11/16/10	Deutsche Bank AG, New York	Sell	26 BPS quarterly	03/20/08		8,000	-27
	Kaupthing Bunadarbanki HF, 5.77%, 12/01/09	Morgan Stanley Capital Services	Sell	31 BPS quarterly	12/20/07	EUR	17,200	-39
	Kazkommertsbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	175 BPS semi-annually	08/20/08		$9,050	-317
	Kazkommertsbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Buy	300 BPS semi-annually	08/20/12		1,810	233
	Marsh & McLennan Co., Inc., 5.38%, 07/15/14	Bank of America	Buy	101 BPS quarterly	09/20/14		4,000	-67
	Marsh & McLennan Co., Inc., 5.38%, 07/15/14	Bank of America	Buy	100 BPS quarterly	09/20/14		4,000	-65
	Masco Corp., 5.87%, 07/15/12	Bear Stearns Credit Products, Inc.	Buy	93 BPS quarterly	12/20/12		2,000	14
	Masco Corp., 5.87%, 07/15/12	Credit Suisse International	Buy	92 BPS quarterly	12/20/12		5,000	37
	Mohawk Industries, 7.20%, 04/15/12	Morgan Stanley Capital Services	Buy	96 BPS quarterly	06/20/14		5,000	-6
	Mors Mittal Steel Co. N.V., 9.75%, 04/01/14	Morgan Stanley Capital Services	Sell	17 BPS quarterly	06/20/08		10,900	-4
	New York Times Co. (The), 4.61%, 09/26/12	Bank of America	Buy	64 BPS quarterly	06/20/17		5,000	84
	Petroleos De Venezuela S.A., 5.38%, 04/12/27	Deutsche Bank AG, New York	Sell	258.5 BPS semi-annually	05/20/12		2,790	-230
	Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	344 BPS semi-annually	10/20/12		20,380	-911
	Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	196 BPS semi-annually	04/20/12		1,870	-166
	Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products, Inc.	Sell	341 BPS semi-annually	07/20/17		3,430	-412
	Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products, Inc.	Sell	407 BPS semi-annually	08/20/17		910	-75
	Republic of Brazil, 12.25%, 03/06/30	Bear Stearns Credit Products, Inc.	Sell	100 BPS semi-annually	09/20/12		5,500	27
	Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	84 BPS semi-annually	09/20/12		6,350	-15
	Republic of Brazil, 12.25%, 03/06/03	Deutsche Bank AG, New York	Buy	81 BPS semi-annually	04/20/12		1,870	2
	Republic of Brazil, 12.25%, 03/06/30	Bear Stearns Credit Products, Inc.	Buy	103 BPS semi-annually	12/20/11		4,545	-60
	Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	108.5 BPS semi-annually	12/20/11		845	-13
	Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11		10,880	-180
	Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	103 BPS semi-annually	12/20/11		9,090	-120
	Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	102 BPS semi-annually	12/20/11		9,705	-124
	Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12		5,150	-256
	Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	53.5 BPS semi-annually	03/20/12		8,800	-460
	Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12		3,710	-183
	Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	68 BPS semi-annually	08/20/12		3,330	-175
	Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	65.5 BPS semi-annually	08/20/12		9,160	-490
	Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	71 BPS semi-annually	08/20/12		4,340	-222
	Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	145 BPS semi-annually	07/20/12		1,720	12
	Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	146 BPS semi-annually	07/20/12		11,940	75
	Republic of Turkey, 11.88%, 01/15/30	Deutsche Bank AG, New York	Buy	239 BPS semi-annually	08/20/12		4,400	-146

	Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	194 BPS semi-annually	08/20/12		4,130	-56
	Russia AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09		18,385	-240
	Russia AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09		1,875	-31
	Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09		18,385	79
	Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	51 BPS semi-annually	12/20/11		1,690	-19
	Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11		21,760	-232
	Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	46 BPS semi-annually	12/20/11		18,180	-243
	Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	45.5 BPS semi-annually	12/20/11		19,410	-263
	Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09		1,875	9
	Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Sell	140 BPS semi-annually	04/20/10		3,930	78
	Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	105 BPS semi-annually	06/20/10		8,000	84
	Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	101 BPS semi-annually	07/20/10		6,000	41
	Russian Federation, 7.50%, 03/31/30	Bear Stearns Credit Products, Inc.	Sell	45.5 BPS semi-annually	12/20/11		9,090	-123
	Southwest Airlines, 6.50%, 03/01/12	Bank of America	Buy	58 BPS quarterly	06/20/14		6,900	10
	Southwest Airlines, 6.50%, 03/01/12	Goldman Sachs Capital Management	Buy	69 BPS quarterly	06/20/14		5,200	-26
	United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	112 BPS semi-annually	04/20/10		3,930	-84
	United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	106 BPS semi-annually	06/20/10		8,000	-163
	United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	96 BPS semi-annually	07/20/10		6,000	-92
	VTB Capital S.A., 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	40 BPS semi-annually	03/20/08		9,550	-24
	VTB Capital S.A., 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS semi-annually	05/20/12		4,700	-258
								$(7,067)
	[1] Premium paid of $191.
	[2] Premium received of $59.
	[3] Premium paid of $37.
	[4] Premium received of $275.
	[5] Premium received of $321.
	[6] Premium received of $336.
	[7] Premium paid of $221.
	[8] Premium paid of $30.
	[9] Premium received of $336.
	[10] Premium received of $323.
	[11] Premium received of $479.
	[12] Premium received of $190.
	[13] Premium paid of $1,022.
	[14] Premium paid of $541.
	[15] Premium received of $2,589.

	Price Lock Swaps

					Notional
	Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Amount		Value

	Bank of America (b)	BA Covered Bond Issuer, 5.50%, 06/14/12	$104.39	01/03/08	$47,700		$245
	Bank of America (b)	FHLMC, 5.00%, 11/17/17	99.79	01/16/08	20,805		730
	Barclays Bank plc (a)	U.S. Treasury Bond, 6.63%, 02/15/27	128.45	12/28/07	5,210		25
	Barclays Bank plc (a)	U.S. Treasury TIPS, 2.63%, 07/15/17	110.96	12/28/07	4,725		(101)
	Barclays Bank plc (b)	Nationwide Building Society, 5.50%, 07/18/12	104.49	12/13/07	41,410		(24)
	Barclays Bank plc (b)	U.S. Treasury Note, 4.755, 08/15/17	106.14	12/28/07	5,360		(6)
	Barclays Bank plc (b)	U.S. Treasury TIPS, 2.38%, 01/15/27	112.63	12/28/07	4,595		(247)
	Barclays Bank plc (b)	FHLMC, 5.00%, 11/17/17	99.79	01/16/08	20,805		730

	Citibank, N.A. (a)	FNMA, 30 Year, 5.50%	98.47	12/05/07	73,330		(1,240)
	Citibank, N.A. (a)	FNMA, 30 Year, 5.50%	98.47	12/05/07	97,000		(1,640)
	Citibank, N.A. (a)	FNMA, 30 Year, 6.50%	102.58	01/07/08	129,500		(277)
	Citibank, N.A. (b)	FNMA, 30 Year, 5.00%	96.16	12/05/07	21,850		413
	Citibank, N.A. (b)	FNMA, 30 Year, 6.00%	100.69	12/05/07	4,800		46
	Citibank, N.A. (b)	FNMA, 30 Year, 6.00%	100.69	12/05/07	15,600		151
	Citibank, N.A. (b)	FNMA, 30 Year, 6.50%	102.58	01/07/08	135,000		289
	Credit Suisse International (b)	FHLMC, 5.38%, 05/18/16	103.50	02/15/08	40,910		1,032
	Deutsche Bank AG, New York (a)	FHLMC Gold, 30 Year, 6.00%	100.47	12/05/07	93,145		(982)
	Deutsche Bank AG, New York (a)	FNMA, 30 Year, 5.00%	96.56	12/05/07	138,500		(2,065)
	Deutsche Bank AG, New York (a)	FNMA, 30 Year, 5.50%	98.94	12/05/07	28,356		(348)
	Deutsche Bank AG, New York (a)	FNMA, 30 Year, 5.50%	99.58	12/05/07	92,000		(539)
	Deutsche Bank AG, New York (a)	FNMA, 30 Year, 5.50%	99.59	12/05/07	48,000		(274)
	Deutsche Bank AG, New York (a)	FNMA, 30 Year, 5.50%	98.94	12/05/07	341,600		(4,187)
	Deutsche Bank AG, New York (a)	FNMA, 30 Year, 6.00%	100.47	12/05/07	6,000		(71)
	Deutsche Bank AG, New York (a)	U.S. Treasury Note, 3.88%, 10/31/12	100.03	12/12/07	100,000		(2,109)
	Deutsche Bank AG, New York (a)	U.S. Treasury Note, 3.88%, 10/31/12	101.56	12/12/07	60,000		(350)
	Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, 5.00%	95.68	12/05/07	77,000		1,885
	Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, 5.50%	98.16	12/05/07	31,650		586
	Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, 6.00%	100.82	12/05/07	122,000		857
	Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, 6.50%	102.41	12/05/07	68,500		257
	Deutsche Bank AG, New York (b)	FNMA, 30 Year, 5.00%	96.56	12/05/07	11,000		164
	Deutsche Bank AG, New York (b)	FNMA, 30 Year, 5.00%	96.56	12/05/07	404,100		6,951
	Deutsche Bank AG, New York (b)	FNMA, 30 Year, 6.00%	100.85	12/05/07	101,000		812
	Deutsche Bank AG, New York (b)	FNMA, 30 Year, 6.00%	100.47	12/05/07	41,800		496
	Deutsche Bank AG, New York (b)	FNMA, 30 Year, 6.00%	100.69	12/05/07	73,000		707
	Deutsche Bank AG, New York (b)	FNMA, 30 Year, 6.00%	100.72	12/05/07	130,545		1,223
	Deutsche Bank AG, New York (b)	FNMA, 30 Year, 6.50%	102.22	12/05/07	19,600		125
	Deutsche Bank AG, New York (b)	FNMA, 30 Year, 6.50%	102.22	12/05/07	136,650		875
	Deutsche Bank AG, New York (b)	FNMA, 30 Year, 7.00%	103.63	12/05/07	34,500		65
	Deutsche Bank AG, New York (b)	FNMA, 15 Year, 5.00%	98.56	12/10/07	8,000		109
	Deutsche Bank AG, New York (b)	FNMA, 15 Year, 6.00%	101.72	12/10/07	52,000		268
	Deutsche Bank AG, New York (b)	GNMA, 30 Year, 6.00%	101.69	12/12/07	12,000		107
	Deutsche Bank AG, New York (b)	GNMA, 30 Year, 6.50%	102.97	12/12/07	18,000		90
	Deutsche Bank AG, New York (b)	FHLMC, 4.50%, 01/15/14	101.22	01/09/08	10,495		27
	Deutsche Bank AG, New York (b)	U.S. Treasury Note, 4.00%, 08/31/09	101.43	01/09/08	150,000		222
	Lehman Brothers Special Financing (a)	FNMA, 30 Year, 5.00%	95.72	12/05/07	56,700		(1,324)
	Lehman Brothers Special Financing (a)	FNMA, 30 Year, 5.50%	98.84	12/05/07	22,000		(290)
	Lehman Brothers Special Financing (a)	FNMA, 30 Year, 5.50%	98.34	12/05/07	8,915		(162)
	Lehman Brothers Special Financing (a)	FNMA, 30 Year, 6.00%	100.78	12/05/07	473,500		(4,141)
	Lehman Brothers Special Financing (a)	FNMA, 30 Year, 6.50%	102.38	12/05/07	169,000		(818)
	Lehman Brothers Special Financing (a)	GNMA, 30 Year, 6.00%	101.69	12/12/07	18,000		(160)
	Lehman Brothers Special Financing (b)	FNMA, 30 Year, 5.00%	95.72	12/05/07	28,000		654
	Lehman Brothers Special Financing (b)	FNMA, 30 Year, 6.00%	100.78	12/05/07	218,200		1,908
	Lehman Brothers Special Financing (b)	FNMA, 30 Year, 6.00%	101.22	12/05/07	184,000		826
	Lehman Brothers Special Financing (b)	FNMA, 30 Year, 6.50%	102.38	12/05/07	50,000		242
	Lehman Brothers Special Financing (b)	FNMA, 30 Year, 6.50%	102.38	12/05/07	61,000		295
	Lehman Brothers Special Financing (b)	FNMA, 30 Year, 6.50%	102.34	12/05/07	3,800		20
	Lehman Brothers Special Financing (b)	FNMA, 30 Year, 6.50%	102.42	12/05/07	85,000		375
	Lehman Brothers Special Financing (b)	FNMA, 30 Year, 7.00%	103.72	12/05/07	43,000		40

	Lehman Brothers Special Financing (b)	FNMA, 15 Year, 6.00%	101.75	12/10/07	111,000		537
	Lehman Brothers Special Financing (b)	FNMA, 30 Year, 5.50%	99.35	01/07/08	531,500		4,214
	Morgan Stanley Capital Services (a)	FNMA, 30 Year, 5.00%	96.27	12/05/07	223,000		(3,978)
	Morgan Stanley Capital Services (a)	FNMA, 30 Year, 5.50%	98.97	12/05/07	138,000		(1,649)
	Morgan Stanley Capital Services (a)	FNMA, 30 Year, 6.50%	102.25	12/05/07	25,000		(152)
	Morgan Stanley Capital Services (b)	FNMA, 30 Year, 6.00%	100.81	12/05/07	272,100		2,294
	Union Bank of Switzerland AG (a)	FNMA, 30 Year, 6.00%	100.50	12/05/07	35,500		(410)
	Union Bank of Switzerland AG (b)	Northern Rock plc, 5.63% 06/22/17	101.14	11/30/07	14,795		0
	Union Bank of Switzerland AG (b)	FNMA, 30 Year, 5.00%	96.14	12/05/07	107,500		2,060
	Union Bank of Switzerland AG (b)	FNMA, 30 Year, 5.50%	98.22	12/05/07	48,300		939
	Union Bank of Switzerland AG (b)	FNMA, 30 Year, 5.50%	98.81	12/05/07	85,500		1,155
	Union Bank of Switzerland AG (b)	FNMA, 30 Year, 6.00%	100.50	12/05/07	34,000		393
	Union Bank of Switzerland AG (b)	FNMA, 30 Year, 6.00%	100.78	12/05/07	81,100		602
	Union Bank of Switzerland AG (b)	FNMA, 30 Year, 6.00%	101.50	12/05/07	48,000		75
	Union Bank of Switzerland AG (b)	FNMA, 30 Year, 6.50%	102.25	12/05/07	48,000		292
							$8,864
	(a) Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.
	(b) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

	Total Return Swaps

			Payments made by	Payments received by	Termination	Notional
	Swap Counterparty	Referenced Obligation	the Fund (r)	the Fund (r)	Date	Amount	Value

	Morgan Stanley Capital Services	TransCredit Bank, 7.30%, 02/26/09	3 Month LIBOR + 20 BPS quarterly	Total Return on TransCredit Bank, 7.30%, 02/26/09 quarterly	02/26/09	$18,700	$417
	Morgan Stanley Capital Services	OGK/ Rushydro's, 12/13/13	3 Month LIBOR + 20 BPS quarterly	Total Return on OGK/ Rushydro's, 12/13/13 quarterly	12/25/10	3,840	132
							$549

	Forward Rate Agreements

			Rate Type (r)
			Payments made by	Payments received by	Termination	Notional
	Swap Counterparty		the Fund	the Fund	Date	Amount	Value

	Merrill Lynch Capital Services		3 month LIBOR	4.35% at termination	09/17/08	$1,265,735	$1,927
	Merrill Lynch Capital Services		4.33% at termination	3 month LIBOR	09/17/08	922,000	(1,348)
	Merrill Lynch Capital Services		4.47% at termination	3 month LIBOR	09/16/09	1,265,735	(2,729)
							$(2,150)

JPMorgan Federal Money Market Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

U.S. Government Agency Securities — 99.1%

Federal Farm Credit Bank — 25.4%
25,000	DN, 4.91%, 12/06/07 (m) (n)	24,983
50,000	DN, 5.18%, 02/20/08 (n)	49,434
50,000	DN, 5.19%, 12/20/07 (n)	49,866
100,000	DN, 5.19%, 01/22/08 (n)	99,269
125,000	DN, 5.19%, 01/23/08 (n)	124,069
100,000	DN, 5.19%, 01/25/08 (n)	99,235
100,000	DN, 5.21%, 02/25/08 (n)	98,803
250,000	FRN, 4.45%, 02/10/08	249,957
100,000	FRN, 4.46%, 12/19/07	99,992
75,000	FRN, 4.46%, 01/03/08	74,994
100,000	FRN, 4.46%, 01/13/08	99,980
100,000	FRN, 4.46%, 01/20/08	99,987
62,500	FRN, 4.46%, 01/20/08	62,492
350,000	FRN, 4.47%, 12/18/07	349,982
250,000	FRN, 4.47%, 02/11/08	249,986
50,000	FRN, 4.48%, 12/16/07	49,995
100,000	FRN, 4.48%, 12/18/07	99,995
90,000	FRN, 4.48%, 12/26/07	89,995
100,000	FRN, 4.49%, 02/18/08	99,985
280,000	FRN, 4.53%, 01/30/08	280,000
80,000	FRN, 4.53%, 03/01/08	79,988
60,000	FRN, 4.58%, 01/01/08	59,990
85,000	FRN, 4.58%, 01/02/08	84,992
11,000	FRN, 4.59%, 12/12/07	11,006
75,000	FRN, 4.64%, 12/23/07	74,981
330,000	FRN, 4.69%, 12/24/07	330,000
		3,093,956

Federal Home Loan Bank — 73.7%
11,730	2.63%, 07/15/08	11,605
50,000	2.75%, 03/14/08	49,730
46,650	4.10%, 06/13/08	46,364
100,000	4.13%, 04/18/08	99,798
26,000	4.40%, 04/23/08	26,006
125,000	4.25%, 05/16/08	124,908
89,425	5.13%, 05/21/08	89,376
32,530	5.13%, 07/30/08	32,630
94,815	5.25%, 06/06/08	94,800
26,915	5.32%, 06/18/08	26,913
38,749	DN, 3.75%, 12/03/07 (n)	38,741
62,000	DN, 4.25%, 05/28/08 (n)	60,717
274,000	DN, 4.32%, 01/16/08 (n)	272,498
300,000	DN, 4.33%, 02/13/08 (n)	297,361
300,000	DN, 4.34%, 12/26/07 (n)	299,099
69,408	DN, 4.38%, 12/04/07 (n)	69,383
150,000	DN, 4.39%, 01/30/08 (n)	148,915

150,000	DN, 4.40%, 02/06/08 (n)	148,785
191,228	DN, 4.40%, 02/15/08 (n)	191,228
185,000	DN, 4.41%, 01/18/08 (n)	183,920
150,000	DN, 4.41%, 01/25/08 (n)	149,000
188,203	DN, 4.42%, 01/23/08 (n)	186,991
350,000	DN, 4.49%, 12/05/07 (n)	349,826
600,000	DN, 4.49%, 12/21/07 (n)	598,512
545,000	DN, 4.51%, 12/14/07 (n)	544,117
918,100	DN, 4.51%, 12/19/07 (n)	916,045
298,088	DN, 4.51%, 01/09/08 (n)	296,646
508,367	DN, 4.53%, 12/12/07 (n)	507,666
137,586	DN, 4.63%, 12/07/07 (n)	137,481
227,397	DN, 4.72%, 01/11/08 (n)	226,187
92,555	DN, 4.98%, 02/20/08 (n)	91,541
362,050	FRN, 4.71%, 02/14/08	361,948
100,000	FRN, 4.52%, 02/20/08	100,000
100,000	FRN, 4.53%, 02/20/08	100,000
130,000	FRN, 4.54%, 12/06/07	130,000
90,000	FRN, 4.56%, 02/22/08	90,000
250,750	FRN, 4.77%, 02/11/08	250,750
295,630	FRN, 4.79%, 02/18/08	295,630
434,600	FRN, 5.07%, 01/05/08	434,618
265,000	FRN, 5.07%, 10/16/08	264,933
91,500	FRN, 5.09%, 01/10/08	91,496
540,000	FRN, 5.43%, 12/20/07	539,940
		8,976,104

Total Investments — 99.1%
(Cost $12,070,060)*	12,070,060

Other Assets in Excess of Liabilities — 0.9%	106,652

NET ASSETS — 100.0%	$ 12,176,712

Percentages indicated are based on net assets.

ABBREVIATIONS:

*	The cost of securities is substantially the same for federal income tax purposes.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.

DN	Discount Notes.

FRN	Floating Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.

JPMorgan Intermediate Tax Free Bond Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

Long-Term Investments — 97.5%

Municipal Bonds — 97.5%

Alabama — 0.7%
4,675	City of Mobile,
	GO, AMBAC, 5.50%, 08/15/11	5,088
1,000	Jefferson County, Water & Sewer System,
	Rev., FSA, 5.20%, 02/15/10	1,038
6,960	Jefferson County, Water & Sewer System, Refunded Balance,
	Rev., FGIC, 5.13%, 08/01/12 (p)	7,508
1,350	Jefferson County, Water & Sewer System, Unrefunded Balance,
	Series A, Warrant, FGIC, 5.38%, 01/04/08	1,352
4,300	University of Alabama, Birmingham,
	Rev., FGIC, 5.50%, 10/01/09 (p)	4,469
		19,455

Alaska — 0.2%
	Alaska Student Loan Corp., Student Loan,
1,480	Series A, Rev., AMBAC, 5.10%, 07/01/09	1,512
1,560	Series A, Rev., AMBAC, 5.20%, 07/01/09	1,596
	City of North Slope Boro, Capital Appreciation,
1,000	Series B, GO, MBIA, Zero Coupon, 06/30/09	947
1,495	Series B, GO, MBIA, Zero Coupon, 06/30/11	1,317
		5,372

Arizona — 1.5%
910	Arizona Health Facilities Authority, Catholic Healthcare West, Unrefunded Balance,
	Series A, Rev., 6.13%, 07/01/09 (p)	936
5,000	Arizona Health Facilities Authority, Phoenix Children's Hospital,
	Series A, Rev., VAR, 4.58%, 12/06/07	4,956
14,360	Arizona School Facilities Board, State School Trust,
	Series A, Rev., AMBAC, 5.75%, 07/01/14 (p)	16,273
	Arizona State Transportation Board Highway,
5,000	Rev., 5.00%, 07/01/16	5,482
4,675	Series B, Rev., 5.00%, 01/01/16	5,137
1,340	Gila County IDA, Cobre Valley Community Hospital,
	Rev., ACA, 5.75%, 12/01/10	1,399
905	Maricopa County, Unified School District No. 89-Dysart,
	GO, FGIC, 5.25%, 07/01/20	1,011
	Phoenix IDA, Government Office Lease, Capital Mall LLC Project,
2,975	Rev., AMBAC, 5.00%, 09/15/10 (p)	3,112
1,875	Rev., AMBAC, 5.10%, 09/15/10 (p)	1,966
4,455	Tempe Union High School District No. 213,
	GO, FSA, 5.00%, 07/01/03	4,824
		45,096

California — 16.9%
5,000	Bay Area Governments Association, State Payment Acceleration Notes,
	Rev., FGIC, 5.00%, 08/01/12	5,307
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
	Series F, Rev., 5.00%, 04/01/16	2,171
2,725	Burbank California Public Financing Authority, Golden State Redevelopment Project, Tax Allocation,
	Series A, FGIC, 5.00%, 12/01/17	2,953
500	California State Department of Water Resources, Central Valley Project, Water Systems,
	Series J-1, Rev., 7.00%, 12/01/12 (p)	585
1,840	California State Department of Water Resources, Central Valley Project, Water Systems, Unrefunded Balance,
	Series J-1, Rev., 7.00%, 12/01/12	2,148
	California State Department of Water Resources, Power Supply,
10,000	Series A, Rev., AMBAC, 5.50%, 05/01/12	10,928
8,000	Series A, Rev., XLCA, 5.38%, 05/01/12 (p)	8,760
	California State Public Works Board, California State University,
2,040	Series B, Rev., FSA, 5.00%, 04/01/16	2,180
2,245	Series B, Rev., FSA, 5.00%, 04/01/16	2,381
	California State Public Works Board, Department of Corrections & Rehabilitation,
3,720	Series C, Rev., 5.50%, 12/01/13	4,040
4,500	Series E, Rev., XLCA, 5.00%, 06/01/14	4,762
	California State Public Works Board, Department of Forestry & Fire Protection,
2,785	Series C, Rev., FSA, 5.00%, 04/01/16	2,977
2,105	Series C, Rev., FSA, 5.00%, 04/01/16	2,234
2,310	Series C, Rev., FSA, 5.00%, 04/01/16	2,439
	California State Public Works Board, Department of General Services, Butterfield State,
2,400	Series A, Rev., 5.00%, 06/01/13	2,558
2,530	Series A, Rev., 5.00%, 06/01/14	2,708
3,500	Series A, Rev., 5.00%, 06/01/15	3,650
5,000	Series A, Rev., 5.00%, 06/01/15	5,183
5,160	Series A, Rev., 5.00%, 06/01/15	5,293
	California State Public Works Board, Department of Justice,
1,415	Series D, Rev., FSA, 5.00%, 04/01/16	1,508
1,285	Series D, Rev., FSA, 5.00%, 04/01/16	1,380
1,560	Series D, Rev., FSA, 5.00%, 04/01/16	1,651
	California State Public Works Board, Department of Mental Health, Coalinga State Hospital,
6,000	Series A, Rev., 5.50%, 06/01/14	6,522
2,500	Series A, Rev., 5.50%, 06/01/14	2,742
3,360	California State Public Works Board, University Research Project,
	Series E, Rev., 5.25%, 10/01/16	3,644
	California State University,
1,000	Series C, Rev., FSA, 5.00%, 11/01/13	1,088
1,000	Series C, Rev., FSA, 5.00%, 11/01/14	1,097
820	California Statewide Communities Development Authority, Catholic West,
	COP, 6.00%, 07/01/09 (p)	840
2,715	California Statewide Communities Development Authority, Catholic West, Unrefunded Balance,
	COP, 6.00%, 07/01/09 (p)	2,787
	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home,
3,000	Rev., 5.00%, 11/01/13	3,116
1,000	Rev., 5.25%, 11/01/13	1,038
1,000	Capistrano Unified School District Community Facilities District No. 87-1, Special Tax,
	AMBAC, 5.00%, 09/01/12	1,067
2,070	Center Unified School District, Election of 1991,
	Series D, GO, MBIA, Zero Coupon, 08/01/17	920
785	City of Long Beach, Water System,
	Series A, Rev., MBIA, 5.75%, 05/01/15	878
4,180	City of Riverside, Riverside Electric,
	Rev., FSA, 5.25%, 10/01/11	4,507
	City of Vallejo,
3,010	Rev., MBIA, 5.00%, 05/01/16	3,201
3,160	Rev., MBIA, 5.00%, 05/01/16	3,351
3,320	Rev., MBIA, 5.00%, 05/01/16	3,507
3,490	Rev., MBIA, 5.00%, 05/01/16	3,676
10,435	Contra Costa Water District,
	Series K, Rev., FSA, 5.50%, 10/01/11	11,244
5,415	Desert Sands Unified School District,
	GO, AMBAC, Zero Coupon, 06/01/12	4,603
1,700	Fontana Public Finance Authority,
	Rev., AMBAC, 5.25%, 09/01/14	1,839
	Golden State Tobacco Securitization Corp., Enhanced Asset Backed,
10,000	Series A, Rev., AMBAC, 5.00%, 06/01/11	10,294
33,825	Series A-1, Rev., 4.50%, 06/01/17	30,332
2,970	Series A-1, Rev., 6.75%, 06/01/13 (p)	3,453
2,500	Long Beach Bond Finance Authority,
	Series A, Rev., 5.25%, 11/15/21	2,542
	Long Beach Community College District,
3,265	Series D, GO, FGIC, Zero Coupon, 05/01/20	1,856
4,365	Series D, GO, FGIC, Zero Coupon, 05/01/21	2,348
5,265	Series D, GO, FGIC, Zero Coupon, 05/01/22	2,673
5,265	Series D, GO, FGIC, Zero Coupon, 05/01/23	2,522
4,750	Los Altos School District,
	GO, AMBAC, 5.00%, 08/01/16	5,088
4,500	Los Angeles Convention & Exhibit Center Authority,
	Series A, Rev., MBIA, 6.13%, 08/15/11	4,933
3,230	Los Angeles County Sanitation Districts Financing Authority, Capital Projects, District 20,
	Series A, Rev., AMBAC, 4.50%, 10/01/17	3,141
	Los Angeles Department of Airports, Ontario International,
3,230	Series A, Rev., AMT, MBIA, 4.75%, 05/15/13	3,372
3,410	Series A, Rev., AMT, MBIA, 4.75%, 05/15/14	3,569
3,575	Series A, Rev., AMT, MBIA, 5.00%, 05/15/15	3,795
	Los Angeles Unified School District,
15,850	Series A, GO, MBIA, 5.00%, 07/01/16	17,238
14,750	Series B, GO, FSA, 4.75%, 07/01/16	15,646
1,250	Series B, GO, FGIC, 4.75%, 07/01/16	1,318
	Los Angeles Unified School District, Election of 1997,
13,455	Series E, GO, MBIA, 5.13%, 07/01/12 (p)	14,516
11,755	Series F, GO, FGIC, 5.00%, 07/01/13 (p)	12,735
7,560	Los Angeles Wastewater System,
	Sub Series A, Rev., MBIA, 4.20%, 06/01/13	7,744
2,925	Los Rios Community College District, Election of 2002,
	Series B, GO, MBIA, 5.00%, 08/01/12	3,119
2,085	Napa Valley Unified School District, Election of 2002,
	GO, FGIC, 5.00%, 08/01/16	2,199
4,535	Natomas Unified School District, Election of 2006,
	GO, FGIC, 5.00%, 08/01/14	4,731
1,245	Pasadena Area Community College District, Election of 2002,
	Series C, GO, AMBAC, Zero Coupon, 08/01/10	1,136
	Rancho Mirage Redevelopment Agency, Merged Redevelopment Whitewater, Tax Allocation,
1,365	Series A, MBIA, 5.00%, 04/01/16	1,457
1,745	Series A, MBIA, 5.00%, 04/01/16	1,849
2,145	Series A, MBIA, 5.00%, 04/01/16	2,261
2,250	Series A, MBIA, 5.00%, 04/01/16	2,361
2,365	Series A, MBIA, 5.00%, 04/01/16	2,475
2,480	Series A, MBIA, 5.00%, 04/01/16	2,583
2,020	Rio Hondo Community College District,
	Series A, GO, MBIA, 5.25%, 08/01/14 (p)	2,244
3,165	Sacramento Municipal Utility District,
	Series O, Rev., MBIA, 5.25%, 08/15/10	3,334
3,110	San Diego Community College District, Election of 2006,
	GO, FSA, Zero Coupon, 08/01/15	2,309
5,150	San Diego Unified School District, Election of 1998,
	Series F-1, GO, FSA, 5.25%, 07/01/27	5,815
7,915	San Francisco City & County Public Utilities Commission,
	Series A, Rev., FSA, 5.00%, 05/01/16	8,377
8,945	San Francisco City & County Unified School District,
	Series B, GO, FSA, 5.00%, 06/15/12	9,400
1,000	San Luin Obispo County Financing Authority, Nacimiento Water Project,
	Series A, Rev., MBIA, 5.00%, 09/01/17	1,092
	Santa Monica Community College District, Election of 2007,
2,880	Series B, GO, FGIC, Zero Coupon, 08/01/11	2,529
1,575	Series B, GO, FGIC, Zero Coupon, 08/01/13	1,271
545	Series B, GO, FGIC, Zero Coupon, 08/01/14	419
2,000	Series C, GO, FGIC, Zero Coupon, 08/01/14	1,539
	Simi Valley School Financing Authority, Unified School Districts,
1,250	Rev., 5.00%, FSA, 08/01/17	1,381
2,000	Rev., 5.00%, FSA, 08/01/17	2,198
2,000	Solano County,
	COP, MBIA, 5.25%, 11/01/12 (p)	2,180
5,500	Southern California Public Power Authority, San Juan Power, Power Project,
	Series B, Rev., VAR, FSA, 5.25%, 01/01/12 (p)	5,915
5,000	Southern California Public Power Authority, San Juan Unit 3, Power Project,
	Series A, Rev., FSA, 5.50%, 01/01/13	5,509
	State of California,
3,000	GO, 5.00%, 02/01/09	3,056
2,350	GO, 5.00%, 02/01/10	2,431
8,545	GO, 5.00%, 08/01/13	8,965
6,000	GO, 5.00%, 02/01/14 (p)	6,646
20,000	GO, 5.00%, 03/01/14	21,423
3,250	GO, 5.00%, 08/01/15	3,361
5,000	GO, 5.13%, 04/01/14	5,269
3,000	GO, 5.25%, 02/01/13	3,201
2,885	GO, 5.50%, 04/01/14 (p)	3,082
4,225	GO, 5.75%, 05/01/10 (p)	4,732
5,000	GO, FGIC-TCRS, 5.25%, 08/01/13	5,452
	State of California, Economic Recovery,
23,300	Series A, GO, FGIC, 5.25%, 07/01/14	24,612
2,065	Series A, GO, FGIC-TCRS, 5.00%, 07/01/11	2,250
20,000	Series A, GO, MBIA, 5.00%, 07/01/14	21,732
6,580	Temple City Unified School District,
	GO, FGIC, 5.25%, 08/01/22	7,369
2,000	Torrance Unified School District, Election of 1998,
	Series B, GO, FSA, 5.00%, 08/01/11	2,113
2,700	West Contra Costa Unified School District, Election of 2005,
	Series A, GO, FSA, 5.00%, 08/01/14	2,824
	West Valley-Mission Community College District, Election 2004,
5,695	Series A, GO, FSA, 5.00%, 08/01/16	6,019
2,615	Series A, GO, FSA, 5.00%, 08/01/16	2,783
		505,581

Colorado — 2.1%
	Arapahoe County School District No. 5, Cherry Creek,
1,000	Series B, GO, 6.00%, 12/15/12	1,119
1,000	GO, 6.00%, 12/15/09 (p)	1,054
	Colorado Health Facilities Authority, Boulder Hospital,
1,000	Series B, Rev., MBIA, 6.00%, 10/01/12	1,107
710	Series C, Rev., MBIA, 6.00%, 10/01/11	775
615	Series C, Rev., MBIA, 6.00%, 10/01/12	681
825	Series C, Rev., MBIA, 6.00%, 10/01/13	926
585	Series C, Rev., MBIA, 6.00%, 10/01/14	664
1,350	Colorado Health Facilities Authority, Denver Options, Inc. Project,
	Rev., ACA, 5.00%, 02/01/12	1,337
2,355	Colorado Health Facilities Authority, Hospital, Steamboat Springs Health,
	Rev., 5.75%, 09/15/08 (p)	2,419
55	Colorado Housing & Finance Authority,
	Rev., 5.38%, 08/01/10	56
3,410	Colorado Water Resources & Power Development Authority, Wastewater, Revolving Fund,
	Series A, Rev., AMBAC, 6.00%, 09/01/10	3,655
5,250	Denver City & County, Excise,
	Series A, Rev., FSA, 5.38%, 09/01/09	5,423
	Denver City & County, Airport,
4,030	Series B, Rev., FGIC, AMT, 5.00%, 11/15/13	4,248
5,000	Series B, Rev., FGIC, AMT, 5.00%, 11/15/14	5,285
3,000	Series E, Rev., FGIC, 5.25%, 11/15/12	3,171
1,610	Douglas County School District No. Re-1, Douglas & Elbert Counties,
	GO, FGIC, 5.75%, 12/15/14	1,825
1,690	Douglas County School District No. Re-1, Douglas & Elbert Counties, Buildings,
	Series B, GO, FSA, 5.75%, 12/15/12 (p)	1,882
5,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, Capital Appreciation,
	Series B, GO, Zero Coupon, 12/15/14	3,876
2,000	El Paso County School District No. 49 Falcon,
	Series A, GO, FSA, 5.50%, 12/01/09 (p)	2,180
1,000	El Paso County, School District No. 11, Colorado Springs,
	GO, 7.10%, 12/01/07	1,242
	Jefferson County School District R-001,
4,800	GO, MBIA, 6.50%, 12/15/10	5,240
3,720	GO, MBIA, 6.50%, 12/15/11	4,162
	Metropolitan Football Stadium District, Sales Tax, Capital Appreciation,

2,400	Series A, Rev., MBIA, Zero Coupon, 01/01/10	2,233
1,000	Series A, Rev., MBIA, Zero Coupon, 01/01/11	897
5,000	Regional Transportation District, Fastracks Project,
	Series A, Rev., AMBAC, 5.00%, 11/01/16 (p)	5,546
1,000	University of Colorado, Enterprise System,
	Series B, Rev., FGIC, 5.25%, 06/01/13 (p)	1,093
		62,096

Connecticut — 1.5%
	City of New Haven,
5	Series A, GO, FGIC, 5.00%, 11/01/08 (p)	5
2,465	Series B, GO, FSA, 6.00%, 11/01/09 (p)	2,614
3,425	City of Ridgefield,
	Series A, GO, 5.00%, 09/15/10 (p)	3,618
1,155	City of Stamford, Election of 2003, Unrefunded Balance,
	GO, 5.00%, 07/15/08	1,168
	City of Waterbury,
1,045	Series A, GO, FSA, 5.25%, 04/01/11	1,111
3,905	Series A, GO, FSA, 5.50%, 04/01/12 (p)	4,257
	Connecticut Housing Finance Authority, Next Steps 7,
835	Rev., FSA, 5.00%, 06/15/13	901
1,040	Rev., FSA, 5.00%, 06/15/15	1,137
1,200	Rev., FSA, 5.00%, 06/15/16	1,314
1,260	Rev., FSA, 5.00%, 06/15/17	1,383
1,320	Rev., FSA, 5.00%, 06/15/17	1,440
	Connecticut State Health & Educational Facility Authority, Eastern Connecticut Health,
1,040	Series A, Rev., RADIAN, 6.38%, 07/01/10 (p)	1,129
65	Series A, Rev., RADIAN, 6.38%, 07/01/10 (p)	71
	State of Connecticut,
5,000	Series A, GO, 5.25%, 04/15/11	5,320
2,500	Series A, Rev., FGIC, 5.50%, 10/01/12	2,736
7,240	Series B, GO, 5.88%, 06/15/10 (p)	7,704
1,400	Series B, Rev., MBIA-IBC, 5.13%, 09/01/12	1,521
3,300	Series D, GO, 5.13%, 11/15/11 (p)	3,528
3,900	University of Connecticut,
	Series A, GO, FGIC, 5.40%, 03/01/10 (p)	4,148
		45,105

District of Columbia — 1.0%
	District of Columbia,
2,000	Series A, GO, MBIA, 5.50%, 06/01/12	2,133
2,000	COP, FGIC, 5.00%, 01/01/13	2,190
2,500	COP, FGIC, 5.25%, 01/01/15	2,745
10,305	COP, FGIC, 5.25%, 01/01/16	11,202
3,605	District of Columbia Tobacco Settlement Financing Corp., Asset Backed Bonds,
	Rev., 6.25%, 05/15/11	3,707
6,455	District of Columbia Water & Sewer Authority, Public Utilities,
	Rev., FSA, 5.50%, 04/01/09	6,843
1,500	District of Columbia, George Washington University,
	Series A, Rev., MBIA, 6.00%, 09/15/09	1,581
		30,401

Florida — 2.5%

5,000	Brevard County School Board,
	COP, AMBAC, 5.00%, 07/01/12 (p)	5,357
	City of Gulf Breeze, Miami Beach Local Government,
1,435	Series C, Rev., FGIC, 5.00%, 12/01/11	1,512
1,500	Series E, Rev., VAR, FGIC, 5.12%, 12/01/15	1,613
1,495	Florida State Board of Education, Capital Outlay,
	Series B, GO, 5.25%, 06/01/12	1,612
8,000	Highlands County Health Facilities Authority, Adventist Health,
	Rev., VAR, 3.95%, 09/01/12	7,996
	Indian River County Hospital District,
1,185	Rev., FSA, 5.95%, 01/04/08	1,199
1,285	Rev., FSA, 6.00%, 01/04/08	1,300
5,020	Jacksonville Electric Authority, Electrical Systems,
	Series A, Rev., MBIA, 4.75%, 10/01/12	5,033
4,885	Jacksonville Electric Authority, Water & Sewer,
	Series A, Rev., FGIC, 5.00%, 10/01/13	5,258
5,000	Lee County, Airport,
	Series B, Rev., FSA, 5.75%, 10/01/10 (p)	5,377
5,000	Lee County School Board,
	Series A, COP, FSA, 5.00%, 02/01/14	5,355
	Miami Dade County,
2,225	Series CC, GO, AMBAC, 7.13%, 10/01/14	2,684
2,095	Series DD, GO, AMBAC, 7.75%, 10/01/18	2,789
2,800	Miami-Dade County School Board,
	Series B, COP, VAR, MBIA, 5.00%, 05/01/11	2,932
4,000	Palm Beach County Housing Finance Authority, Multi-Family Mortgage, Country Lake,
	Rev., VAR, LIQ: FNMA, 4.75%, 06/01/09	4,105
5,000	Palm Beach County School Board,
	Series C, COP, FSA, 5.00%, 08/01/12 (p)	5,363
5,730	Reedy Creek Improvement District,
	Series 2, Rev., AMBAC, 5.00%, 10/01/15	6,251
995	Sunrise Excise Tax & Special Assessment, Utilities Systems,
	Series A, Rev., AMBAC, 5.50%, 10/01/15	1,097
	Tallahassee Blueprint 2000 Intergovernmental Agency,
1,500	Rev., MBIA, 5.25%, 10/01/18	1,675
2,060	Rev., MBIA, 5.25%, 10/01/19	2,309
3,065	Volusia County, Gas Tax,
	Rev., FSA, 5.00%, 10/01/14	3,318
		74,135

Georgia — 2.8%
	De Kalb County, Water & Sewer Authority,
4,900	Series B, Rev., 5.25%, 10/01/22	5,521
8,660	Series B, Rev., 5.25%, 10/01/23	9,757
1,720	Forsyth County School District,
	GO, 5.00%, 07/01/11	1,840
	Fulton County School District,
2,780	GO, 6.38%, 05/01/13	3,193
2,630	GO, 6.38%, 05/01/14	3,072
	Georgia Municipal Electric Authority,
6,250	Series A, Rev., 6.50%, 01/01/12	6,671

190	Series DD, Rev., MBIA-IBC, 7.00%, 01/01/08 (p)	191
125	Series Y, Rev., 6.40%, 01/01/09 (p)	129
55	Series Y, Rev., 10.00%, 01/01/10 (p)	62
	Georgia Municipal Electric Authority, Unrefunded Balance,
2,875	Series Y, Rev., 6.40%, 01/01/09	2,966
945	Series Y, Rev., 10.00%, 01/01/10	1,069
7,500	Gwinnett County School District,
	GO, 5.00%, 02/01/13	8,089
1,500	Henry County, Water & Sewerage Authority,
	Rev., FGIC, 5.63%, 02/01/10 (p)	1,588
	Main Street Natural Gas, Inc.,
3,980	Series A, Rev., 5.50%, 09/15/21	4,088
4,000	Series A, Rev., 5.50%, 09/15/23	4,063
5,000	Series A, Rev., 5.50%, 09/15/24	5,049
	Metropolitan Atlanta Rapid Transit Authority,
2,500	Series N, Rev., MBIA-IBC, Bank of New York, 6.25%, 07/01/18	2,885
5,000	Series P, Rev., AMBAC, 6.25%, 07/01/11	5,380
	State of Georgia,
5	Series B, GO, 6.30%, 03/01/10 (p)	5
5,000	Series D, GO, 5.80%, 11/01/09 (p)	5,331
1,900	Series E, GO, 6.75%, 12/01/10	2,091
10,695	State of Georgia, Unrefunded Balance,
	Series B, GO, 6.30%, 03/01/10	11,414
		84,454

Hawaii — 0.1%
3,335	State of Hawaii,
	Series CM, GO, FGIC, 6.00%, 12/01/10	3,594

Illinois — 5.3%
6,915	Chicago Board of Education,
	Series A, GO, MBIA, 5.25%, 06/01/13	7,505
2,130	Chicago Board of Education, Depriest Elementary School Project,
	Series H, GO, MBIA, 5.75%, 12/01/14 (p)	2,432
14,025	Chicago Metropolitan Water Reclamation District-Greater Chicago,
	GO, 5.50%, 12/01/09	14,627
	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement,
10,000	GO, 5.50%, 12/01/12 (p)	10,833
1,000	GO, 7.25%, 12/01/12 (p)	1,180
3,000	Chicago O'Hare International Airport, Passenger Facility Charge,
	Series A, Rev., AMBAC, 5.63%, 01/04/08	3,005
11,955	Chicago O'Hare International Airport, Third Lien,
	Series A, Rev., FGIC, 5.25%, 01/01/16	12,623
5,990	Chicago Park District,
	Series B, GO, FGIC, 5.50%, 01/01/11 (p)	6,379
5,300	Chicago Public Building Commission Building,
	Series A, Rev., MBIA, 5.25%, 12/01/11	5,687
	City of Chicago,
7,500	Series A, GO, FSA, 5.00%, 01/01/15	7,963
10,020	Series J, GO, AMBAC, 5.00%, 12/01/16	10,709
	City of Chicago, Emergency Telephone System,
1,170	GO, FGIC, 5.25%, 01/01/13	1,262

1,000	GO, FGIC, 5.25%, 01/01/15	1,105
3,000	Du Page County,
	Rev., FSA, 5.75%, 07/01/11 (p)	3,252
2,585	Illinois Finance Authority, DePaul University,
	Series A, Rev., 5.38%, 10/01/15	2,777
1,665	Illinois Health Facilities Authority,
	Rev., 6.63%, 02/15/10 (p)	1,795
2,070	Illinois Health Facilities Authority, Riverside Health System,
	Rev., 6.75%, 11/15/10	2,177
2,985	McHenry County Community Unit School District No. 20, Woodstock, School Building,
	Series A, GO, FGIC, 8.00%, 01/15/15	3,782
	Regional Transportation Authority,
6,600	Series A, Rev., AMBAC, 6.40%, 06/01/12	7,237
1,000	Series B, GO, AMBAC, 6.40%, 06/01/12	1,097
2,500	Southwestern Illinois Development Authority, Local Government Program, Triad School District No. 2,
	Rev., MBIA, 5.25%, 10/01/16	2,738
	State of Illinois,
4,330	GO, 5.00%, 01/01/20	4,750
4,330	GO, 5.00%, 01/01/21	4,749
3,125	Rev., 5.00%, 06/15/13	3,368
8,885	Series A, GO, 5.00%, 03/01/14	9,377
2,400	Series P, Rev., 6.50%, 06/15/13	2,599
	Town of Cicero, Tax Increment,
6,140	Series A, GO, XLCA, 5.25%, 01/01/15	6,605
5,530	Series A, GO, XLCA, 5.25%, 01/01/15	6,006
1,025	Will County High School District No. 204, Joliet, Limited Tax,
	GO, FSA, 5.38%, 12/01/11 (p)	1,106
2,330	Will County School District No. 122, Capital Appreciation, Unrefunded Balance,
	Series B, GO, FSA, Zero Coupon, 11/01/08	2,258
4,320	Winnebago County, Public Safety, Alternative Revenue Source,
	Series A, GO, MBIA, 5.00%, 12/30/15	4,558
4,420	Winnebago County School District No. 122, Harlem-Loves Park, Capital Appreciation,
	GO, FSA, Zero Coupon, 01/01/13	3,657
		159,198

Indiana — 0.9%
3,000	Brownsburg 1999 School Building Corp., First Mortgage,
	Series B, Rev., FSA, 5.00%, 07/15/15	3,187
3,550	City of Indianapolis, Economic Development, Knob In the Woods Project,
	Rev., VAR, FNMA COLL, 3.45%, 12/01/09	3,500
1,702	City of Indianapolis, Multi-Family Housing, Braeburn,
	Series A, Rev., GNMA COLL, 5.35%, 04/01/11	1,771
2,000	Indiana Bond Bank, Special Program,
	Series A, Rev., FSA, 5.00%, 08/01/16	2,121
1,800	Indiana Municipal Power Agency,
	Series B, Rev., MBIA, 5.88%, 01/01/10	1,888
5,555	Indiana State Office Building Commission, Miami Correctional-Phase,
	Series 1-A, Rev., AMBAC, 5.50%, 07/01/09 (p)	5,798
1,500	Indiana Transportation Finance Authority, Airport Facilities,
	Series A, Rev., AMBAC, 6.00%, 11/01/11 (p)	1,648
2,280	Indiana Transportation Finance Authority, Highway, Unrefunded Balance,

	Series A, Rev., AMBAC, 5.75%, 06/01/12	2,501
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project,
	Rev., 5.10%, 01/15/17	3,031
1,600	Indianapolis Local Public Improvement Bond Bank,
	Series B, Rev., 6.00%, 01/10/20	1,847
500	Pike County Multi-School Building Corp., First Mortgage,
	Series B, Rev., AMBAC, 5.20%, 01/15/10 (p)	524
		27,816

Iowa — 0.6%
3,000	City of Muscatine,
	Series A, Rev., AMBAC, 5.50%, 01/01/10	3,136
6,920	Iowa Finance Authority, Hospital Facility,
	Rev., 6.75%, 02/15/10 (p)	7,473
1,000	Iowa Higher Education Loan Authority, Wartburg College Project,
	Rev., ACA, 5.75%, 10/01/12 (p)	1,105
5,000	Tobacco Settlement Authority of Iowa, Asset Backed,
	Series B, Rev., 5.50%, 06/01/11 (p)	5,353
		17,067

Kansas — 1.0%
	Butler County Public Building Commission, Community Improvement, Public Facilities Projects,
1,375	Rev., MBIA, 5.25%, 10/01/10	1,442
1,600	Rev., MBIA, 5.35%, 10/01/10	1,682
	Johnson County Unified School District 232,
1,175	GO, FSA, 5.00%, 09/01/10 (p)	1,228
1,865	GO, FSA, 5.25%, 09/01/10 (p)	1,962
4,500	GO, FSA, 5.50%, 09/01/10 (p)	4,763
5,000	Series A, GO, FSA, 5.25%, 09/01/15	5,385
	Junction City KS, Public Improvements,
1,795	GO, AMBAC, 5.00%, 09/01/17	1,909
1,710	GO, AMBAC, 5.00%, 09/01/17	1,826
1,625	GO, AMBAC, 5.00%, 09/01/17	1,744
1,140	Kansas Development Finance Authority, Comprehensive Rehab Project,
	Series F, Rev., AMBAC, 5.25%, 10/01/10	1,202
6,365	Wyandotte County School District No. 500,
	GO, FSA, 5.50%, 09/01/12 (p)	6,979
		30,122

Kentucky — 0.8%
325	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted,
	Series A, Rev., FHA, 5.90%, 01/04/08	326
	Kentucky Area Development Districts, City of Ewing,
1,015	Series C, Rev., 5.60%, 06/01/10 (p)	1,060
745	Series C, Rev., 5.85%, 06/01/10 (p)	780
2,000	Kentucky Municipal Power Agency, Prairie Project,
	Series A, Rev., MBIA, 5.25%, 09/01/17	2,182
5,905	Kentucky State Property & Buildings Commission, Project No. 69,
	Series A, Rev., FSA, 5.00%, 08/01/11 (p)	6,255
6,500	Kentucky State Property & Buildings Commission, Project No. 79,
	Rev., MBIA, 5.13%, 10/01/13 (p)	7,096
1,000	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73,
	Rev., 5.50%, 11/01/11	1,076
4,905	Kentucky Turnpike Authority, Economic Development, Revitalization Projects,
	Series B, Rev., FSA, 5.00%, 07/01/12	5,244
		24,019

Louisiana — 0.6%
2,820	City of New Orleans, Home Mortgage Authority,
	SO, 6.25%, 01/15/11 (p)	3,033
3,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition,
	Series A, Rev., AMBAC, 6.30%, 07/01/30	4,160
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
3,695	Rev., AMBAC, 5.00%, 03/01/16	3,968
3,915	Rev., AMBAC, 5.00%, 03/01/16	4,185
1,000	Port New Orleans Board of Commissioners, Sport Facilities,
	Rev., AMBAC, 5.50%, 04/01/08 (p)	1,005
		16,351

Maine — 0.1%
2,765	Maine Municipal Bond Bank,
	Series D, Rev., 5.13%, 11/01/11 (p)	2,952

Maryland — 2.2%
10,000	Maryland State Transportation Authority,
	Rev., 5.00%, 03/01/17	10,976
6,861	State of Maryland,
	Rev., 5.19%, 07/01/16 (i)	7,107
7,750	State of Maryland, State & Local Facilities 1st Loan,
	Series B, GO, 5.25%, 02/15/11	8,233
	State of Maryland, State & Local Facilities 2nd Loan,
13,280	GO, 5.00%, 08/01/11	14,101
13,045	GO, 5.00%, 08/01/15	14,406
4,000	University System of Maryland,
	Series A, Rev., 5.00%, 10/01/16	4,335
6,855	Washington Suburban Sanitation District, General Construction,
	Series C, GO, 5.00%, 06/01/12	7,352
		66,510

Massachusetts — 4.0%
	Commonwealth of Massachusetts,
3,500	Series A, Rev., GAN, 5.50%, 12/15/09	3,653
3,280	Series A, Rev., GAN, 5.75%, 06/15/09	3,401
3,400	Series A, Rev., GAN, MBIA, 5.75%, 12/15/10	3,626
3,200	Series C, GO, 5.25%, 08/01/13 (p)	3,485
5,000	Series C, GO, 5.25%, 09/01/15 (p)	5,586
2,560	Series D, GO, MBIA, 5.25%, 11/01/11 (p)	2,740
2,915	Series D, GO, MBIA, 5.50%, 11/01/11 (p)	3,147
5,000	Series E, GO, MBAC, 5.00%, 11/01/16 (p)	5,534
18,545	Commonwealth of Massachusetts, Federal Highway,
	Series A, Rev., GAN, FSA, 5.75%, 12/15/10	19,777
3,790	Massachusetts Bay Transportation Authority,
	Series C, Rev., 5.50%, 07/01/20	4,372
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation,
	Series A-2, Rev., Zero Coupon, 07/01/17	1,481
	Massachusetts Bay Transportation Authority, General Transportation Systems,
5,650	Series A, Rev., 7.00%, 03/01/08	5,701
2,045	Series A, Rev., MBIA, 5.50%, 03/01/14	2,276
1,420	Massachusetts State College Building Authority, Commonwealth Guaranteed,
	Series A, Rev., 7.50%, 05/01/11	1,610
11,500	Massachusetts State Turnpike Authority,
	Series A, Rev., 5.00%, 01/01/13 (p)	12,036
2,225	Massachusetts State Water Pollution Abatement, MWRA Program,
	Sub Series A, Rev., 6.00%, 08/01/09 (p)	2,344
7,275	Massachusetts State Water Pollution Abatement, MWRA Program, Unrefunded Balance,
	Sub Series A, Rev., 6.00%, 08/01/09	7,649
	Massachusetts Water Resources Authority,
2,000	Series A, Rev., FSA, GO, 5.50%, 08/01/13 (p)	2,218
3,000	Series C, Rev., FGIC-TCRS, 5.25%, 12/01/15	3,263
	University of Massachusetts Building Authority Project,
11,395	Series 04-1, Rev., AMBAC, 5.38%, 11/01/14 (p)	12,742
11,645	Series 4-A, Rev., MBIA, 5.13%, 11/01/14 (p)	12,844
		119,485

Michigan — 3.9%
	City of Detroit, Michigan Sewer Systems, Senior Lien,
4,150	Series C, Rev., FGIC, 5.00%, 07/01/16	4,444
1,900	Series C, Rev., FGIC, 5.25%, 07/01/16	2,093
7,745	City of Detroit, Sewer Disposal, Senior Lien,
	Series A, Rev., VAR, MBIA, 5.25%, 07/01/17	8,400
3,910	City of Grand Rapids, Water Supply,
	Rev., FGIC, 5.75%, 01/01/11	4,178
	Michigan Municipal Bond Authority, Clean Water State Revolving Fund,
3,000	Rev., 5.38%, 10/01/12	3,223
10,400	Rev., 5.50%, 10/01/14	11,698
2,500	Michigan State Building Authority, Facilities Program,
	Series I, Rev., 5.50%, 10/15/11	2,679
13,050	Michigan State Hospital Finance Authority, Ascension Health Credit,
	Series A, Rev., MBIA, 6.25%, 11/15/09 (p)	13,881
1,685	Michigan State Hospital Finance Authority, Henry Ford Health Systems,
	Rev., AMBAC, 6.00%, 09/01/11 (p)	1,845
	Michigan State Hospital Finance Authority, Trinity Health,
4,160	Series A, Rev., 6.00%, 12/01/10	4,489
4,405	Series A, Rev., 6.00%, 12/01/10	4,751
735	Michigan State Housing Development Authority, Huntley Villas Apartments,
	Series A, Rev., GNMA COLL, 4.80%, 08/20/12	759
10,750	Michigan State Trunk Line,
	Series A, Rev., 5.25%, 11/01/13	11,773
16,000	Monroe County Economic Development Corp., Limited Obligation, Detroit Edison Co.,
	Series CC, Rev., VAR, AMBAC, 4.65%, 10/01/24	16,482
3,000	Rochester Community School District,
	Series I, GO, Q-SBLF, 5.50%, 05/01/09	3,092
	Royal Oak Hospital Finance Authority, William Beaumont Hospital,
3,000	Rev., 6.25%, 01/01/09	3,084
5,445	Rev., 6.25%, 01/01/11	5,840
1,000	Sturgis Public School District, School Building & Site,
	GO, Q-SBLF, 5.63%, 05/01/10 (p)	1,055
1,500	Wayne County,
	COP, AMBAC, 5.63%, 05/01/11	1,553
	Wyoming Public Schools,
1,770	GO, FSA, Q-SBLF, 5.00%, 05/01/15	1,921
1,895	GO, FSA, Q-SBLF, 5.00%, 05/01/15	2,028
1,895	GO, FSA, Q-SBLF, 5.00%, 05/01/15	2,021
1,895	GO, FSA, Q-SBLF, 5.00%, 05/01/15	2,018
1,900	GO, FSA, Q-SBLF, 5.00%, 05/01/15	2,012
		115,319

Minnesota — 1.2%
1,000	Minnesota State Municipal Power Agency, Electric,
	Series A, Rev., 5.25%, 10/01/14	1,050
8,730	State of Minnesota,
	GO, 5.50%, 06/01/09	9,016
3,415	State of Minnesota, Public Safety Radio Communication System,
	Rev., MBIA, 5.00%, 06/01/15	3,744
	University of Minnesota,
5,000	Series A, Rev., GO, 5.75%, 07/01/10 (p)	5,306
6,000	Series A, Rev., GO, 5.75%, 07/01/11 (p)	6,500
8,000	Series A, Rev., GO, 5.75%, 07/01/15 (p)	9,184
		34,800

Mississippi — 0.1%
1,190	Mississippi Higher Education Assistance Corp.,
	Series B-3, Rev., GTD Student Loans, 5.30%, 03/01/08	1,200
2,000	State of Mississippi,
	GO, 5.75%, 12/01/12	2,213
		3,413

Missouri — 1.0%
	Clay County Public School District No. 53 Liberty, Unrefunded Balance,
400	GO, FSA, 5.25%, 03/01/14	430
515	GO, FSA, 5.25%, 03/01/14	555
2,685	GO, FSA, 5.25%, 03/01/14	2,955
2,100	GO, FSA, 5.25%, 03/01/14	2,311
5,595	Missouri Housing Development Commission, Single Family Mortgage, Homeowner Loan Program,
	Series B-1, Rev., VAR, AMT, GNMA/FNMA COLL, 5.37%, 03/01/13	5,763
	Missouri Housing Development Commission, Homeowner Loan Program, Multi-Family Housing,
105	Series III, Rev., FHA, 4.70%, 12/01/11	109
115	Series III, Rev., FHA, 4.80%, 12/01/11	120
7,875	Missouri Housing Development Commission, Homeowner Loan Program, Single Family Mortgage,
	Series C-1, Rev., VAR, AMT, GNMA/FNMA, 4.80%, 03/01/12	8,088
1,105	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program,
	Series B, Rev., 5.50%, 07/01/12	1,208
4,000	Missouri State Health & Educational Facilities Authority, BJC Health System,
	Series A, Rev., 6.75%, 05/15/12 (p)	4,566
2,920	Missouri State Health & Educational Facilities Authority, Park Lane Medical Center,
	Series A, Rev., MBIA, 5.60%, 01/01/15 (p)	3,105
		29,210

Montana — 0.1%
2,800	Montana State Board of Regents, University of Montana, Higher Education, Unrefunded Balance,
	Series F, Rev., MBIA, 5.75%, 05/15/10	3,008
70	Montana State Housing Board, Single Family Mortgage,
	Series A-2, Rev., AMT, 5.10%, 06/01/09	71
		3,079

Nebraska — 0.2%
3,150	NEBHELP, Inc.,
	Sub Series A-5B, Rev., MBIA, GTD Student Loans, 6.20%, 06/01/13	3,314
2,500	Nebraska Public Power District,
	Series C, Rev., FGIC, 5.00%, 01/01/16	2,695
		6,009

Nevada — 0.4%
	Clark County School District,
910	Series A, GO, MBIA, 7.00%, 06/01/10	990
8,200	Series A, GO, MBIA, 7.00%, 06/01/11	9,178
2,750	Series D, GO, MBIA, 5.00%, 12/15/13	2,967
		13,135

New Hampshire — 0.1%
1,375	New Hampshire Health & Education Facilities Authority, University System,
	Rev., AMBAC, 5.50%, 07/01/11 (p)	1,490
705	New Hampshire Health & Education Facilities Authority, University System, Unrefunded Balance,
	Rev., AMBAC, 5.50%, 07/01/11	761
		2,251

New Jersey — 6.5%
	City of Harrison,
2,770	Series A, GO, FSA, Zero Coupon, 06/01/15	2,068
2,700	Series A, GO, FSA, Zero Coupon, 06/01/16	1,912
2,430	City of Jersey City, Public Improvement,
	Series A, GO, MBIA, 5.25%, 09/01/14	2,670
890	Freehold Regional High School District,
	GO, FGIC, 5.00%, 03/01/19	978
	Garden State Preservation Trust,
6,000	2005 Series A, Rev., FSA, 5.80%, 11/01/15	6,877
10,000	2005 Series A, Rev., FSA, 5.80%, 11/01/15	11,400
8,000	2005 Series A, Rev., FSA, 5.80%, 11/01/15	9,120
8,000	2005 Series A, Rev., FSA, 5.80%, 11/01/15	9,104
2,305	Hudson County Improvement Authority, Capital Appreciation,
	Series A-1, Rev., MBIA, Zero Coupon, 12/15/21	1,214
145	Lindenwold Boro School District,
	GO, MBIA, 5.00%, 06/01/14	158
	New Jersey EDA, Cigarette Tax,
4,500	Rev., 5.63%, 01/04/08	4,606
4,140	Rev., FGIC, 5.00%, 06/15/09	4,141
1,850	New Jersey EDA, Kapkowski Road Landfill,
	Series A, Rev., 6.38%, 05/15/14 (p)	2,158
14,895	New Jersey EDA, Motor Vehicles,
	Series A, Rev., MBIA, 5.25%, 07/01/14	16,256
	New Jersey EDA, School Facilities Constructions,
4,000	Series O, Rev., 5.00%, 03/01/15	4,272
10,000	Series O, Rev., 5.25%, 03/01/15	10,812
5,000	Series O, Rev., 5.25%, 03/01/15	5,390
7,750	Series P, Rev., 5.25%, 09/01/15	8,342
5,000	New Jersey State Educational Facilities Authority, Princeton University,
	Series D, Rev., 5.25%, 07/01/17	5,636
7,825	New Jersey State Transit Corp., Federal Transportation Administration Grants,
	Series B, COP, AMBAC, 5.50%, 09/15/11	8,410
	New Jersey State Turnpike Authority,
2,335	Rev., 5.70%, 01/04/08 (p)	2,481
3,875	Series C-1, Rev., AMBAC, 5.00%, 01/20/10	3,945
1,835	Series G, Rev., 5.75%, 01/04/08 (p)	1,865
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
4,570	Series A, Rev., 5.75%, 06/15/15 (p)	5,250
1,780	Series A, Rev., 5.75%, 06/15/16	2,028
10,000	Series B, Rev., 5.25%, 12/15/14	11,064
2,395	Series B, Rev., MBIA, 6.00%, 12/15/11 (p)	2,642
5,020	Series C, Rev., 5.00%, 06/15/10 (p)	5,233
7,500	Series C, Rev., 5.25%, 06/15/18 (p)	8,368
11,085	Series C, Rev., 5.50%, 06/15/13 (p)	12,282
5,330	Series D, Rev., FSA, 5.00%, 06/15/15 (p)	5,860
6,670	New Jersey Transportation Trust Fund Authority, Transportation Systems, Unrefunded Balance,
	Series D, Rev., FSA, 5.00%, 06/15/15	7,091
4,520	State of New Jersey,
	Series E, GO, 6.00%, 07/15/09	4,713
6,975	Tobacco Settlement Financing Corp.,
	Series 1A, Rev., 4.50%, 06/01/17	6,390
		194,736

New Mexico — 1.4%
4,155	Albuquerque Municipal School District No. 12,
	Series C, GO, 5.00%, 08/01/14 (w)	4,543
6,000	New Mexico Finance Authority, Senior Lien,
	Series A, Rev., MBIA, 5.25%, 06/15/14	6,485
1,385	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
	Series D, Rev., VAR, AMT, GNMA/FNMA/FHLMC COLL, 6.12%, 09/01/12	1,476
	State of New Mexico, Severance Tax,
14,350	Series A, 4.00%, 07/01/12	14,645
11,925	Series A, 4.00%, 07/01/12	12,125
	University of New Mexico, Capital Appreciation, Sub Lien,
1,000	Series B, Rev., MBIA, Zero Coupon, 06/01/08	983
1,115	Series B, Rev., MBIA, Zero Coupon, 06/01/09	1,059
		41,316

New York — 10.8%
12,405	Battery Park City Authority,
	Series A, Rev., 5.25%, 11/01/13	13,578
3,835	Erie County Industrial Development Agency, City of Buffalo Project,
	Rev., FSA, 5.00%, 05/01/13	4,107
	Erie County Tobacco Asset Securitization Corp., Asset Backed,
1,160	Class A, Rev., 5.38%, 07/15/10 (p)	1,221
1,005	Class A, Rev., 5.50%, 07/15/10 (p)	1,071
	Long Island Power Authority, Electric Systems,
4,225	Series A, Rev., FSA, 5.50%, 12/01/12 (p)	4,663
1,500	Series A, Rev., FSA, 5.50%, 12/01/13 (p)	1,678
6,000	Series E, Rev., FGIC, 5.00%, 12/01/16	6,564
22,630	Metropolitan Transportation Authority, Service Contract,
	Series A, Rev., 5.50%, 07/01/17	25,550
	New York City,
4,055	Series B, GO, 5.50%, 12/01/11 (p)	4,404
650	Series D, GO, 5.25%, 08/01/08	658
4,000	Series D, GO, MBIA-IBC, 6.50%, 11/01/09	4,235
1,300	Series E, GO, 5.75%, 08/01/12	1,419
2,000	Series E, GO, MBIA-IBC, 5.75%, 08/01/12	2,205
5,000	Series G, GO, 5.00%, 08/01/14	5,383
11,500	Series G, GO, 5.50%, 08/01/09	11,896
540	Series G, GO, 5.25%, 08/01/08 (p)	547
10,000	Series H, GO, XLCA-ICR, 5.25%, 03/15/11	10,622
5,000	SubSeries J-1, GO, 5.00%, 06/01/21	5,236
4,460	New York City, Unrefunded Balance,
	Series G, GO, 5.25%, 08/01/08	4,515
2,500	New York City Municipal Water Finance Authority, Water & Sewer System,
	Series D, Rev., 5.00%, 06/15/12	2,651
	New York City Transitional Finance Authority,
1,500	Series A-1, Rev., 5.00%, 11/01/15	1,596
10,000	Series S-1, Rev., FGIC, 5.00%, 01/15/17	10,962
7,000	Series S-1, Rev., FGIC, 5.00%, 01/15/17	7,623
	New York City Transitional Finance Authority, Future Tax Secured,
4,000	Series A, Rev., FGIC, 6.00%, 08/15/09 (p)	4,220
23,700	Series A, Rev., VAR, 5.50%, 11/01/11	25,448
5,525	Series C, Rev., AMBAC, 5.25%, 08/01/12	5,940
5,035	New York State Dormitory Authority, City University Systems, 4th Generation,
	Series 3-A, Rev., FSA, 5.25%, 07/01/13	5,508
10,000	New York State Dormitory Authority, Education,
	Series D, Rev., 5.00%, 09/15/16	10,958
2,995	New York State Dormitory Authority, Mental Health Services Facilities Improvement,
	Series D, Rev., FSA, 5.00%, 08/15/15	3,249
1,500	New York State Dormitory Authority, North Shore University Hospital,
	Rev., MBIA, 5.50%, 11/01/14	1,669
	New York State Dormitory Authority, Siena College,
1,825	Rev., MBIA, 5.00%, 07/01/16	1,946
1,000	Rev., MBIA, 5.00%, 07/01/16	1,059
2,370	New York State Dormitory Authority, St. Johns University,
	Series C, Rev., MBIA, 5.25%, 07/01/20	2,656
	New York State Dormitory Authority, State University Educational Facilities,
3,590	Rev., 5.38%, 07/01/12 (p)	3,914
3,925	Series A, Rev., FGIC-TCRS, 5.50%, 05/15/13	4,266
1,500	Series A, Rev., FSA-CR, 5.50%, 05/15/13	1,629
5,000	Series F, Rev., FSA, 5.00%, 03/15/14	5,429
7,265	New York State Environmental Facilities Corp., Environment,
	Series A, Rev., 5.25%, 12/15/19	8,223
2,055	New York State Environmental Facilities Corp., Municipal Water Financing Authority,
	Sub Series B, Rev., 5.00%, 06/15/14	2,235
	New York State Environmental Facilities Corp., State Revolving Funds, New York City Municipal Water Project, Clean Water & Drinking,
5,040	Series D, Rev., 5.38%, 06/15/12	5,436
7,745	Series D, Rev., 5.38%, 06/15/12	8,370
8,325	Series D, Rev., 5.38%, 06/15/12	8,928
3,345	Sub Series E, Rev., 5.38%, 06/15/12	3,615
6,600	Sub Series E, Rev., 5.38%, 06/15/12	7,150
8,055	Sub Series E, Rev., 5.38%, 06/15/12	8,639
	New York State Thruway Authority,
2,050	Series A, Rev., 5.00%, 03/15/17	2,251
2,950	Series A, Rev., 5.00%, 09/15/17	3,229
3,850	New York State Thruway Authority, Highway & Bridge Trust Fund,
	Series A, Rev., FGIC, 5.25%, 04/01/10 (p)	4,028
10,000	New York State Thruway Authority, Service Contract, Local Highway & Bridge,
	Rev., 5.20%, 01/04/08	10,214
5,100	New York State Urban Development Corp., Correctional Capital Facilities,
	Series A, Rev., FSA, 6.50%, 01/01/10	5,429
1,000	New York State Urban Development Corp., State Facilities,
	Rev., 5.60%, 04/01/15	1,105
	Sales Tax Asset Receivables Corp.,
3,000	Series A, Rev., MBIA, 5.00%, 10/15/14	3,144
6,650	Series A, Rev., MBIA, 5.25%, 10/15/14	7,203
4,840	State of New York, Unrefunded Balance,
	Series B, GO, 5.70%, 01/04/08	4,849
	Tobacco Settlement Financing Authority,
4,000	Series B-1C, Rev., 5.50%, 06/01/12	4,252
4,000	Series B-1C, Rev., 5.50%, 06/01/13	4,284
10,000	Triborough Bridge & Tunnel Authority, General Purpose,
	Series B, Rev., GO, 5.25%, 11/15/12	10,790
		323,649

North Carolina — 0.7%
	Cabarrus County, Installment Financing Contract,
1,000	COP, 5.75%, 04/01/11	1,073
2,000	COP, 5.75%, 04/01/11	2,178
3,015	Durham County, Public Improvement,
	Series B, GO, 5.00%, 04/01/12	3,162
	Gaston County,
825	GO, FSA, 4.00%, 04/01/16	844
2,800	GO, FSA, 4.38%, 04/01/16	2,815
1,750	GO, FSA, 5.00%, 04/01/15	1,924
	Johnston County,
1,250	GO, MBIA, 5.00%, 02/01/16	1,353
1,500	GO, MBIA, 5.00%, 02/01/16	1,632
520	North Carolina Housing Finance Agency, Home Ownership,
	Series 1-B, Rev., 5.13%, 07/01/08	527
5,900	State of North Carolina, Highway,
	GO, 5.00%, 05/01/14	6,425
		21,933

North Dakota — 0.1%
2,015	North Dakota State Housing Finance Agency, Housing Finance Program,
	Series RR-II-R-140, Rev., 5.55%, 07/01/10	2,027

Ohio — 4.5%
7,000	American Municipal Power, Inc., Prepayment,
	Series A, Rev., 5.00%, 02/01/09	7,090
40,000	Buckeye Tobacco Settlement Financing Authority,
	Series A-2, Rev., 5.13%, 06/01/17	37,765
1,250	City of Cincinnati,
	GO, 5.38%, 12/01/10 (p)	1,327
3,000	City of Cleveland,
	Rev., FSA, 5.25%, 09/15/21	3,381
	City of Columbus,
1,800	Series 1, GO, 5.50%, 11/15/10 (p)	1,932
7,235	Series A, GO, 5.00%, 12/15/16	7,882
720	Cleveland-Cuyahoga County Port Authority, Development, Port Cleveland Bond Fund,
	Series A, Rev., 5.60%, 05/15/12	750
1,525	Cuyahoga Community College District,
	Series A, Rev., AMBAC, 5.00%, 12/01/12	1,643
3,225	Dublin City School District, Capital Appreciation Bonds,
	GO, FGIC, Zero Coupon, 12/01/15	2,336
	Franklin County, Economic Development, Capitol South Community Urban,
1,465	Rev., 5.25%, 06/01/08	1,467
1,115	Rev., 5.50%, 06/01/09	1,122
1,565	Franklin County, Online Computer Library Center,
	Rev., 5.00%, 04/15/08	1,573
5,510	Montgomery County, Catholic Health,
	Rev., 5.50%, 09/01/11 (p)	5,936
4,000	Montgomery County, Solid Waste,
	Rev., MBIA, 5.50%, 01/04/08	4,007
355	Ohio Capital Corp. Housing Mortgage, Section 8 Housing Assisted,
	Series M, Rev., FHA, 5.90%, 01/04/08	356
7,445	Ohio Housing Finance Agency, Residential Mortgage Backed Securities,
	Series A, Rev., AMT, 5.00%, 03/01/14	7,660
	Ohio State Building Authority, Adult Correctional Facilities,
5,000	Series A, Rev., FSA, 5.50%, 10/01/11	5,376
4,000	Series A, Rev., 5.75%, 04/01/10 (p)	4,264
880	Ohio State Water Development Authority,
	Rev., 5.00%, 06/01/11	932
1,530	Ohio State Water Development Authority, Water Quality,
	Rev., 9.38%, 12/01/07 (p)	1,618
	RiverSouth Authority, RiverFront Area Redevelopment,
2,490	Series A, Rev., 5.25%, 06/01/14	2,670
2,245	Series A, Rev., 5.25%, 06/01/14	2,427
1,365	Series A, Rev., 5.25%, 06/01/14	1,469
3,295	State of Ohio, Denison University 2007 Project,
	Rev., 5.00%, 11/01/17	3,571
9,000	State of Ohio, Highway Capital Improvements,
	Series H, GO, 5.00%, 05/01/12	9,727
	State of Ohio, Infrastructure Improvement,
3,200	Series D, GO, 5.00%, 03/01/14	3,452
3,360	Series D, GO, 5.00%, 03/01/14	3,575
1,530	Series D, GO, 5.00%, 03/01/14	1,628
2,060	Toledo-Lucas County Port Authority, Development, Northwest, Woodsage Project,
	Series B, Rev., 6.25%, 11/15/14	2,166
	Warrensville Height City School District, School Improvement,
1,000	GO, FGIC, 7.00%, 12/01/11	1,137
1,000	GO, FGIC, 7.00%, 12/01/12	1,165
1,075	GO, FGIC, 7.00%, 12/01/13	1,281
1,150	GO, FGIC, 7.00%, 12/01/14	1,397
		134,082

Oregon — 0.6%
3,000	Clackamas County Hospital Facility Authority, Legacy Health System,
	Rev., 5.38%, 08/15/09	3,112
5,405	Lane County School District No. 40, Creswell,
	GO, School Board GTY, 6.00%, 06/15/10 (p)	5,765
1,305	Oregon State Bond Bank, Economic & Community Development,
	Series B, Rev., MBIA, 5.30%, 01/01/09	1,356
3,000	Oregon State Department of Transportation, Highway User Tax,
	Series A, Rev., 5.50%, 11/15/12 (p)	3,301
2,405	Polk Marion & Benton School District No. 13J,
	GO, FSA, 5.75%, 06/15/10 (p)	2,551
1,845	Washington County,
	GO, 5.50%, 06/01/11 (p)	1,980
1,050	Washington County Unified Sewerage Agency, Sewer, Sub Lien,
	Series 1, Rev., FGIC, 5.75%, 10/01/11	1,142
		19,207

Pennsylvania — 1.4%
8,070	Allegheny County,
	Series C-57, GO, FGIC, 5.25%, 11/01/13	8,843
5,000	Allegheny County Sanitation Authority, Sewer,
	Rev., MBIA, 5.38%, 12/01/11	5,410
3,705	Commonwealth of Pennsylvania, Fourth Series,
	GO, 5.00%, 07/01/13	4,014
4,800	Delaware Valley Regional Financial Authority,
	Series A, Rev., AMBAC, 5.50%, 08/01/28	5,379
3,025	Delaware Valley School District,
	GO, FSA, 4.00%, 11/15/11 (w)	3,106
210	Parkland School District,
	GO, FGIC, 5.38%, 09/01/15	235
5,293	Pennsylvania Higher Education Assistance Agency,
	Rev., 4.64%, 04/30/09 (i)	5,325
1,550	Pennsylvania Housing Finance Agency, Single Family Mortgage,
	Series 67-A, Rev., AMT, 5.50%, 09/01/09	1,577
175	Peters Township School District Washington County,
	Series B, GO, FSA, 5.00%, 12/01/13	190
3,000	Philadelphia Authority for Industrial Development, Academy National Sciences Project,
	Rev., 4.90%, 01/01/18 (i)	3,001
5,000	Sayre Health Care Facilities Authority, Guthrie Health,
	Rev., VAR, 4.52%, 12/01/07	4,722
		41,802

Puerto Rico — 0.9%
3,500	Children's Trust Fund, Tobacco Settlement,
	Rev., 5.75%, 07/01/10 (p)	3,714
	Commonwealth of Puerto Rico,
4,800	GO, AMBAC-TCRS, 7.00%, 07/01/10	5,228
5,500	GO, MBIA-IBC, 5.50%, 07/01/09	5,679
1,000	Puerto Rico Electric Power Authority,
	Series LL, Rev., MBIA, 5.50%, 07/01/17	1,134
	Puerto Rico Highway & Transportation Authority,
3,000	Series AA, Rev., MBIA, 5.50%, 07/01/18	3,372
3,000	Series AA, Rev., VAR, FSA, 5.00%, 07/01/10	3,093
1,935	Series G, Rev., 5.00%, 07/01/13 (p)	2,100
3,000	Puerto Rico Municipal Finance Agency,
	Series C, GO, CIFG, 5.25%, 08/01/20	3,236
		27,556

South Carolina — 2.0%
2,810	Charleston County, Public Improvement,
	GO, 6.13%, 09/01/09	2,967
2,395	Charleston County, Transition Sales Tax,
	GO, 5.00%, 11/01/15	2,556
	Charleston Educational Excellence Finance Corp., Charleston County School District Project,
4,105	Rev., 5.00%, 12/01/14	4,414
5,500	Rev., 5.00%, 12/01/14	5,847
3,000	Rev., 5.00%, 12/01/14	3,171
2,500	Rev., 5.00%, 12/01/14	2,630
4,610	City of Charleston, Waterworks & Sewer, Refinancing & Capital Improvement,
	Series A, Rev., 5.00%, 01/01/16	4,873
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance,
	Rev., FGIC, 6.75%, 01/01/20	10,081
	South Carolina Jobs & EDA, Hospital Facilities Improvement, Palmetto Health Alliance,
5,500	Series A, Rev., 7.00%, 12/15/10 (p)	5,849
3,000	Series A, Rev., 7.13%, 12/15/10 (p)	3,377
	South Carolina Jobs & EDA, Hospital Facilities, Georgetown Memorial Hospital,
1,215	Rev., AMBAC, 5.50%, 11/01/09	1,269
1,065	Rev., RADIAN, 5.25%, 02/01/11	1,093
10,310	State of South Carolina, State School Facilities,
	Series A, GO, 4.25%, 01/01/10	10,555
		58,682

South Dakota — 0.1%
1,288	Heartland Consumers Power District,
	Rev., 6.38%, 01/01/16 (p)	1,437

Tennessee — 1.3%
1,910	City of Lawrenceburg, Electric,
	Rev., MBIA, 6.63%, 07/01/18	2,341
	City of Memphis, General Improvement,
4,825	GO, MBIA-IBC, 5.25%, 11/01/13	5,306
4,125	Series A, GO, MBIA, 5.00%, 11/01/15	4,497
6,820	Knox County, Public Improvement,
	GO, 6.00%, 05/01/08 (p)	6,962
1,195	Municipal Energy Acquisition Corp., Gas,
	Rev., FSA, 4.13%, 03/01/09	1,207
7,285	Tennergy Corp., Gas,
	Rev., MBIA, 5.00%, 06/01/09 (p)	7,462
12,000	Tennessee Energy Acquisition Corp.,
	Series A, Rev., 5.00%, 09/01/13	12,394
		40,169

Texas — 7.5%
2,300	Allen Independent School District,
	GO, PSF-GTD, 5.00%, 02/15/15	2,416
	Alvin Independent School District,
3,205	Rev., 3.60%, 02/15/22 (i)	3,191
3,375	Rev., 3.60%, 02/15/23 (i)	3,360
2,945	Arlington Independent School District,
	GO, PSF-GTD, 4.75%, 02/15/08 (p)	2,953
995	Carroll Independent School District, Capital Appreciation,
	GO, PSF-GTD, Zero Coupon, 02/15/08 (p)	723
440	Carroll Independent School District, Capital Appreciation, Unrefunded Balance,
	GO, PSF-GTD, Zero Coupon, 02/15/08	320
440	Cedar Hill Independent School District, Capital Appreciation,
	GO, PSF-GTD, Zero Coupon, 08/15/09 (p)	346
405	Cedar Hill Independent School District, Capital Appreciation, Unrefunded Balance,
	GO, PSF-GTD, Zero Coupon, 08/15/09	317
70	Central Texas Housing Finance Corp., Single Family Mortgage, GNMA Mortgage Program,
	Rev., GNMA COLL, FHA, 8.20%, 04/01/22	72
1,285	City of Austin, Capital Appreciation,
	Rev., FGIC, Zero Coupon, 05/15/17	858
5,000	City of Austin, Electric Utilities,
	Rev., MBIA, 5.25%, 05/15/13	5,393
3,595	City of Dallas, Waterworks & Sewer System,
	Rev., FSA, 5.38%, 04/01/13 (p)	3,943
1,405	City of Dallas, Waterworks & Sewer System, Unrefunded Balance,
	Rev., FSA, 5.38%, 04/01/13	1,512
	City of Houston, Utilities Systems, First Lien,
1,000	Series A, Rev., FSA, 5.00%, 11/15/17	1,086
1,000	Series A, Rev., FSA, 5.00%, 11/15/17	1,081
6,140	Series A, Rev., MBIA, 5.25%, 05/15/14	6,499
	City of Southlake,
2,740	GO, AMBAC, 5.00%, 02/15/13	2,854
2,340	GO, AMBAC, 5.00%, 02/15/13	2,434
4,745	GO, AMBAC, 5.00%, 02/15/13	4,975
700	GO, AMBAC, Zero Coupon, 02/15/09 (p)	597
1,000	GO, AMBAC, Zero Coupon, 02/15/09 (p)	750
5,000	Coastal Bend Health Facilities Development Corp.,
	Rev., AMBAC, 5.93%, 11/15/13 (p)	5,659
3,645	Coppell Independent School District, Capital Appreciation,
	GO, PSF-GTD, Zero Coupon, 08/15/09 (p)	2,303
1,560	Coppell Independent School District, Capital Appreciation, Unrefunded Balance,
	GO, PSF-GTD, Zero Coupon, 08/15/09	981
1,305	Dallas County Flood Control District,
	GO, 9.25%, 04/01/10 (p)	1,329
	El Paso County Community College District,
4,265	Rev., MBIA, 5.00%, 04/01/17	4,608
3,380	Rev., MBIA, 5.00%, 04/01/17	3,636
2,000	Granbury Independent School District,
	GO, PSF-GTD, 5.00%, 08/01/15	2,107
	Granbury Independent School District, Capital Appreciation,
2,610	GO, PSF-GTD, Zero Coupon, 08/01/11	2,292
2,625	GO, PSF-GTD, Zero Coupon, 08/01/12	2,218
7,545	Harris County Flood Control District,
	Series A, GO, 5.25%, 10/01/14	8,284
5,000	Harris County Hospital District,
	Rev., MBIA, 6.00%, 08/15/10 (p)	5,344
1,250	Harris County Toll Road, Sub Lien,
	Sub Series A, GO, MBIA, 6.50%, 08/15/13	1,446
4,115	Harris County, Houston Sports Authority, Capital Appreciation, Junior Lien,
	Series B, Rev., MBIA, Zero Coupon, 11/15/08	3,226
1,100	Hays Consolidated Independent School District, Capital Appreciation,
	GO, PSF-GTD, Zero Coupon, 08/15/11 (p)	915
10,000	Houston Independent School District, Capital Appreciation,
	Series A, GO, PSF-GTD, Zero Coupon, 02/15/09 (p)	7,842
3,885	Houston Independent School District, Public Facilities Corp. Lease, Capital Appreciation, Cesar E. Chavez,
	Series A, Rev., AMBAC, Zero Coupon, 09/15/12	3,256
	Irving Independent School District,
2,000	GO, PSF-GTD, 5.25%, 02/15/13	2,172
2,000	GO, PSF-GTD, 5.25%, 02/15/14	2,194
1,520	Katy Independent School District,
	Series A, GO, PSF-GTD, 5.00%, 02/15/11	1,599
1,900	La Joya Independent School District,
	GO, PSF-GTD, 5.00%, 02/15/16	2,050
6,720	Leander Independent School District,
	GO, PSF-GTD, Zero Coupon, 08/15/09	4,996
4,490	Lower Colorado River Authority, Transmission Services,
	Series A, Rev., MBIA, 5.00%, 05/15/16	4,724
4,000	Lubbock Health Facilities Development Corp., Methodist Hospital,
	Series B, Rev., AMBAC, 6.75%, 12/01/10 (p)	4,393
5,875	Lubbock Health Facilities Development Corp., St. Joseph Health Systems,
	Rev., 5.25%, 07/01/08	5,990
	North East Independent School District, Capital Appreciation, School Building,
7,500	Series A, GO, PSF-GTD, Zero Coupon, 08/01/12	6,337
5,000	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	4,055
8,100	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	6,001
1,105	Pasadena Independent School District, School Building,
	GO, PSF-GTD, 5.00%, 02/15/17	1,209
	Pearland Texas Independent School District,
7,500	Series 2001 B, Rev., 4.27%, 02/15/24 (i)	7,448
7,500	Series 2001 B, Rev., 4.27%, 02/15/25 (i)	7,448
2,505	Richardson Independent School District,
	GO, PSF-GTD, 5.00%, 02/15/14	2,623
7,500	State of Texas,
	Series A, GO, 6.00%, 10/01/09	7,856
	State of Texas, Public Financing Authority,
3,000	GO, 5.50%, 10/01/08	3,053
3,900	GO, 5.00%, 10/01/12	4,137
1,000	Series A, GO, 5.50%, 10/01/11	1,076
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.00%, 02/15/17	3,695
2,690	Series A, Rev., 5.00%, 02/15/17	2,823
5,000	Tarrant Regional Water District,
	Rev., FSA, 5.38%, 03/01/13	5,439
5,200	Texas Municipal Power Agency,
	Rev., MBIA, 5.50%, 09/01/10	5,503
4,900	Texas State Turnpike Authority,
	Rev., FGIC, 5.50%, 01/01/08	5,006
840	Texas Tech University Revenues, Improvements, Financing System, Series 6,
	Rev., AMBAC, 5.25%, 02/15/16 (p)	859
1,700	Texas Tech University Revenues, Improvements, Financing System, Series 6, Unrefunded Balance,
	Rev., AMBAC, 5.25%, 02/15/09	1,736
	Texas Water Development Board, State Revolving Fund, Senior Lien,
3,000	Series A, Rev., 5.25%, 07/15/08	3,035
1,000	Series A, Rev., 5.63%, 07/15/09	1,035
3,750	Series A, Rev., 5.63%, 07/15/10	3,960
3,390	University of North Texas, Financing System,
	Series A, Rev., FGIC, 5.00%, 04/15/12	3,522
5,000	University of Texas,
	Series B, Rev., 5.00%, 07/01/14 (p)	5,447
		222,547

Utah — 0.4%
	Intermountain Power Agency, Utah Power Supply,
3,145	Series A, Rev., MBIA-IBC, 6.15%, 12/31/07 (p)	3,295
3,800	Series B, Rev., MBIA, 6.50%, 07/01/10	4,097
2,840	Salt Lake City,
	GO, 5.50%, 06/15/10 (p)	2,995
1,700	Salt Lake City Municipal Building Authority,
	Series B, Rev., AMBAC, 5.50%, 10/15/09 (p)	1,784
10	Salt Lake City, Unrefunded Balance,
	GO, 5.50%, 06/15/10	10
		12,181

Vermont — 0.1%
4,100	City of Burlington, Electric,
	Series A, Rev., MBIA, 6.38%, 07/01/09	4,294

Virgin Islands — 0.0% (g)
1,350	Virgin Islands Public Finance Authority, Gross Receipts, Tax Lien Notes,
	Series A, Rev., 5.63%, 10/01/10	1,385

Virginia — 1.1%
2,425	Loudoun County, Public Improvement,
	Series B, GO, 5.00%, 12/01/15	2,688
6,000	Virginia Commonwealth Transportation Board, Federal Highway,
	Rev., RAN, 5.50%, 10/01/09	6,238
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,465	Series A, Rev., 5.00%, 05/15/16	1,605
1,495	Series A, Rev., 5.00%, 05/15/16	1,628
1,835	Series A, Rev., 5.00%, 05/15/16	1,988
1,520	Series A, Rev., 5.00%, 05/15/16	1,639
2,015	Series A, Rev., 5.00%, 05/15/16	2,164
	Virginia Commonwealth Transportation Board, Transition District Program,
1,305	Series B, Rev., 5.00%, 05/15/16	1,421
2,060	Series B, Rev., 5.00%, 05/15/16	2,231
	Virginia Public School Authority,
5,210	Series A, Rev., 5.50%, 08/01/10 (p)	5,556
5,265	Series B, Rev., 5.00%, 08/01/13	5,715
		32,873

Washington — 4.0%
10,000	City of Seattle, Improvements,
	Rev., FSA, 5.50%, 03/01/11	10,641
4,590	City of Seattle, Power,
	Rev., 5.63%, 12/01/10	4,875
	Cowlitz County Public Utility District No. 1, Electric Distribution System,
1,240	Rev., AMBAC, 5.00%, 09/01/10 (p)	1,297
765	Rev., AMBAC, 5.00%, 09/01/11	810
	Cowlitz County Public Utility District No. 1, Electric Distribution System, Unrefunded Balance,
490	Rev., AMBAC, 5.00%, 09/01/10	520
1,105	Rev., AMBAC, 5.00%, 09/01/11 (p)	1,155
41,000	Energy Northwest Electric, Washington Electric, Columbia Generating Station,
	Series B, Rev., MBIA, 5.50%, 07/01/09	42,266
	Grant County Public Utility District No. 2, Priest Rapids,
13,995	Series G, Rev., MBIA, 5.25%, 01/01/09 (p)	14,997
1,230	Series H, Rev., FSA, 5.38%, 01/01/12	1,301
3,000	Kitsap County School District No. 400, North Kitsap,
	GO, 5.00%, 06/01/11 (p)	3,170
1,300	Port Grays Harbor,
	Rev., 6.38%, 12/01/09	1,346
5,140	Snohomish County School District No. 6, Mukilteo,
	GO, FGIC, 5.70%, 12/01/12	5,679
3,525	Spokane & Whitman Counties School District No. 360-316, Cheney,
	GO, School Board GTY, 5.60%, 12/01/10	3,748
	State of Washington,
4,000	Series B & AT-7, GO, 6.40%, 06/01/17	4,137
4,500	Series C, GO, 5.50%, 07/01/09	5,304
4,845	Washington Public Power Supply System, Nuclear Project No. 1,
	Series A, Rev., AMBAC, 6.00%, 07/01/08	4,919
3,800	Washington Public Power Supply System, Nuclear Project No. 2,
	Series A, Rev., 5.75%, 07/01/09	3,938
	Washington Public Power Supply System, Nuclear Project No. 3, Capital Appreciation,
5,000	Series B, Rev., Zero Coupon, 07/01/09	4,732
3,000	Series B, Rev., MBIA-IBC, 5.65%, 07/01/08	3,039
		117,874

West Virginia — 0.2%
1,905	Harrison County, County Commission,
	Series A, SO, 6.25%, 05/15/10 (p)	2,004
90	Monongalia County, Single Family,
	Rev., 7.20%, 03/01/08 (p)	95
3,255	West Virginia State Higher Education Interim Governing Board University, Marshall University,
	Series A, Rev., FGIC, 5.25%, 05/01/11	3,447
		5,546

Wisconsin — 2.1%
3,000	Fond Du Lac School District,
	GO, FGIC, 5.75%, 04/01/10 (p)	3,166
5,350	Milwaukee County, Corporate Purpose,
	Series A, GO, 5.63%, 09/01/09 (p)	5,562
	State of Wisconsin,
1,000	GO, 6.25%, 05/01/11	1,094
1,000	GO, 6.25%, 05/01/12	1,116
6,275	Series 1, GO, 5.50%, 11/01/11	6,778
4,550	Series 1, GO, AMBAC, 5.00%, 05/01/19	4,972
5,000	Series 1, GO, MBIA, 5.25%, 05/01/15	5,535
7,905	Series 1, GO, MBIA, 5.25%, 05/01/14	8,693
3,000	Series 1, Rev., 6.88%, 06/01/11	3,247
4,450	Series 3, GO, 5.20%, 11/01/09	4,608
3,200	State of Wisconsin, Clean Water,
	Series 1, Rev., 5.10%, 06/01/12	3,364
	Wisconsin Health & Educational Facilities Authority,
6,250	Rev., 5.70%, 05/01/14 (i)	6,839
6,250	Rev., 5.95%, 05/01/19 (i)	6,583
		61,557
	Total Long-Term Investments
	(Cost $2,832,821)	2,910,878
Shares

Short-Term Investment — 0.7%

Investment Company — 0.7%
	21,114	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (m)
		(Cost $21,114)	21,114

Total Investments — 98.2%
(Cost $2,853,935)			2,931,992

Other Assets in Excess of Liabilities — 1.8%			52,816

NET ASSETS — 100.0%			$ 2,984,808

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
(w)	When-Issued Security.
ACA	Insured by American Capital Access
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CDC IXIS Financial Guaranty
COLL	Collateral
COP	Certificates of Participation
CR	Custodial Receipts
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
GTY	Guarantee
IBC	Insured Bond Certificates
ICR	Insured Custodial Receipts
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
MBIA	Municipal Bond Insurance Association
PSF	Permanent School Fund
Q-SBLF	Qualified School Board Loan Fund
RADIAN	Radian Asset Assurance
RAN	Revenue Anticipation Note
Rev.	Revenue Bond
SO	Special Obligation
TCRS	Transferable Custodial Receipts
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.
XLCA	XL Capital Assurance

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,773
Aggregate gross unrealized depreciation	$(6,716)
Net unrealized appreciation/depreciation	$78,057

Federal income tax cost of investments	$2,853,935

JPMorgan New York Municipal Money Market Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

Commercial Paper — 7.3% (n)

New York — 7.3%
	New York City,
25,000	3.36%, 12/06/07	25,000
20,000	3.73%, 12/14/07	20,000
	New York City Municipal Water Finance Authority,
25,000	3.50%, 12/20/07	25,000
10,000	3.52%, 01/10/08	10,000
20,000	3.52%, 01/17/08	20,000
14,700	3.54%, 01/17/08	14,700
20,000	3.62%, 12/10/07	20,000
2,000	New York State Dormitory Authority,
	3.62%, 12/10/07	2,000
	Total Commercial Paper
	(Cost $136,700)	136,700

Daily Demand Notes — 2.8%

New York — 2.8%	55	Jay Street Development Corp.,
		Series A-4, Rev., VRDO, LOC: Depfa Bank plc, 3.53%, 12/03/07	55
		Lehman Municipal Trust Receipts,
	15,740	Series 07-P7, Rev., VRDO, AMBAC, FGIC, LIQ: Lehman Liquidity Co., 3.61%, 12/03/07	15,740
	2,250	Series 07-P8, Rev., VRDO, AMBAC, FGIC, LIQ: Lehman Liquidity Co., 3.61%, 12/03/07	2,250
	2,785	Series 07-P9, Rev., VRDO, AMBAC, LIQ: Lehman Liquidity Co., 3.61%, 12/03/07	2,785
	150	Long Island Power Authority,
		Sub Series 2-2B, Rev., VRDO, LOC: Bayerische Landesbank, 3.53%, 12/03/07	150
	100	Metropolitan Transportation Authority,
		Sub Series G-2, Rev., VRDO, LOC: BNP Paribas, 3.58%, 12/03/07	100
	1,030	Municipal Securities Trust Certificates,
		Series 2000-109, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets, 3.60%, 12/03/07 (e)	1,030
		New York City,
	800	Sub Series A-4, GO, VRDO, LOC: Bayerische Landesbank, 3.50%, 12/03/07	800
	290	Sub Series A-6, GO, VRDO, FSA, 3.50%, 12/03/07	290
	1,300	Sub Series E-2, GO, VRDO, LOC: Bank of America N.A., 3.52%, 12/03/07	1,300
	930	Sub Series H-1, GO, VRDO, LOC: Bank of New York, 3.50%, 12/03/07	930
	95	Sub Series H-1, GO, VRDO, LOC: Dexia Credit Local, 3.52%, 12/03/07	95
	200	Sub Series H-2, GO, VRDO, MBIA, 3.56%, 12/03/07	200
	1,400	Sub Series H-4, GO, VRDO, LOC: Bank of New York, 3.53%, 12/03/07	1,400
	1,635	Sub Series H-7, GO, VRDO, LOC: KBC Bank N.V., 3.53%, 12/03/07	1,635
	8,500	New York City Industrial Development Agency, Liberty, 1 Bryant Park LLC,
		Series B, Rev., VRDO, LOC: Bank of America N.A., 3.62%, 12/03/07	8,500
		New York City Municipal Water Finance Authority,
	695	Series AA-1, Rev., VRDO, 3.50%, 12/03/07	695
	2,350	Series AA-2, Rev., VRDO, 3.52%, 12/03/07	2,350
	1,375	Series CC-1, Rev., VRDO, 3.52%, 12/03/07	1,375
	445	Sub Series F-2, Rev, VRDO, 3.54%, 12/03/07	445
		New York City Transitional Finance Authority, Future Tax Secured,
	900	Series B, Rev., VRDO, 3.50%, 12/03/07	900

200	Sub Series C-5, Rev., VRDO, 3.57%, 12/03/07	200
1,750	New York City Transitional Finance Authority, New York City Recovery,
	Sub Series 3-H, Rev., VRDO, 3.57%, 12/03/07	1,750
1,055	New York City Trust for Cultural Resources, Municipal Securities Trust Receipts,
	Series SGA-91, Rev., VRDO, AMBAC, LIQ: Societe Generale, 3.60%, 12/03/07	1,055
	New York Mortgage Agency,
5,000	Series 139, Rev., VRDO, AMT, 3.57%, 12/03/07	5,000
1,550	Series 144, Rev., VRDO, AMT, 3.55%, 12/03/07	1,550
880	New York State Dormitory Authority, Oxford University Press, Inc.,
	Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.64%, 12/03/07	880
	Total Daily Demand Notes
	(Cost $53,460)	53,460

Municipal Notes & Bonds — 4.9%

New York — 4.9%
13,000	Board of Cooperative Educational Services for the Sole Supervisory District,
	RAN, Rev., 4.00%, 12/28/07	13,003
10,000	City of Albany,
	RAN, GO, 4.00%, 01/31/08	10,005
7,000	City of Haverstraw,
	BAN, GO, 4.00%, 03/14/08	7,007
5,000	Elmira City School District,
	BAN, GO, 4.00%, 03/20/08	5,005
7,495	Long Island Power Authority, Electric Systems,
	Series PT-386, Rev., VAR, 3.82%, 12/01/09	7,495
4,450	Mattituck-Cutchogue Union Free School District,
	Series B, BAN, 3.88%, 01/24/08	4,451
3,795	New York City,
	Series B, GO, 4.50%, 08/01/08	3,816
2,670	New York State Dormitory Authority,
	Series PA-419, Rev., MBIA, VRDO, 3.70%, 02/15/23	2,670
13,090	Port Authority of New York & New Jersey,
	Rev., VRDO, 3.74%, 12/01/14 (i)	13,090
4,995	Triborough Bridge & Tunnel Authority,
	Series PA-665, Rev., 3.82%, 01/01/17	4,995
20,915	Westchester County,
	BAN, Rev., 3.74%, 12/20/07	20,915
	Total Municipal Notes & Bonds
	(Cost $92,452)	92,452

Weekly Demand Notes — 82.5%

New York — 77.3%

	ABN AMRO Munitops Certificate Trust,
8,985	Series 2004-33, Rev., VRDO, AMBAC, 3.63%, 12/06/07 (m)	8,985
15,745	Series 2004-46, Rev., VRDO, FSA, 3.63%, 12/06/07	15,745
6,165	Series 2006-32, GO, VRDO, MBIA-IBC, 3.63%, 12/06/07 (m)	6,165
370	Albany Industrial Development Agency, Newkirk Productions, Inc., Project,
	Series A, Rev., VRDO, LOC: Bank of America N.A., 3.62%, 12/06/07	370
6,115	Austin Trust Various States,

	Series 2007-159, Rev., VRDO, LIQ: Bank of America, N.A., 3.63%, 12/06/07	6,115
49,995	Bank of New York Municipal Certificates Trust,
	Series 9, Rev., 3.50%, 12/03/07	49,995
	Dutchess County Industrial Development Agency, Civic Facilities, Marist College,
10,110	Series A, Rev., VRDO, LOC: Bank of New York, 3.58%, 12/06/07	10,110
14,215	Series A, Rev., VRDO, LOC: Keybank N.A., 3.58%, 12/06/07	14,215
	Eagle Tax-Exempt Trust, Weekly Partner Certificates,
3,300	Series 2001-3202, Class A, Rev., VRDO, LIQ: Citibank N.A., 3.66%, 12/06/07	3,300
8,135	Series A, Rev., VRDO, AMBAC, LIQ: Citibank N.A., 3.66%, 12/06/07 (e)	8,135
	Eclipse Funding Trust, Solar Eclipse, Metropolitan,
2,480	Series 2006-0028, Rev., VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.60%, 12/06/07	2,480
9,770	Series 2006-0117, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 3.60%, 12/06/07	9,770
	Eclipse Funding Trust, Solar Eclipse New York,
8,200	Series 2006-0029, Rev., VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.60%, 12/06/07	8,200
230	Series 2006-0119, Rev., VRDO, MBIA-IBC, LIQ: U.S. Bank N.A., 3.60%, 12/06/07	230
	Erie County Water Authority,
7,700	Series A, Rev., VRDO, AMBAC, 3.51%, 12/05/07	7,700
1,400	Series B, Rev., VRDO, AMBAC, 3.51%, 12/05/07	1,400
2,200	Franklin County IDA, Civic Facilities, Trudeau Institute, Inc., Project,
	Rev., VRDO, LOC: Fleet National Bank, 3.54%, 12/05/07	2,200
3,970	Glen Cove Housing Authority,
	Series 57-G, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 3.65%, 12/06/07	3,970
3,040	Great Neck North Water Authority, Water System,
	Series A, Rev., VRDO, FGIC, 3.57%, 12/05/07	3,040
700	Guilderland IDA, North Eastern Industrial Park,
	Series A, Rev., VRDO, LOC: Fleet Bank of New York, 3.54%, 12/05/07	700
12,425	Hempstead Town IDA,
	Series 2007-300, Rev., VRDO, CTFS, 3.65%, 12/06/07	12,425
6,390	Hudson Yards Infrastructure Corp.,
	Series 1608, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.72%, 12/06/07	6,390
3,485	Liberty Development Corp.,
	Series 1416, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.66%, 12/06/07	3,485
	Long Island Power Authority, Electric Systems,
19,220	Series 822D, Rev., VRDO, CIFG, LIQ: Morgan Stanley Municipal Funding, 3.98%, 12/06/07	19,220
300	Series D, Rev., VRDO, FSA, 3.57%, 12/05/07	300
3,500	Series G, Rev., VRDO, FSA, 3.50%, 12/05/07	3,500
300	Series H, Rev., VRDO, FSA, 3.54%, 12/05/07	300
4,360	Series PA-841, Rev., VRDO, FSA, LIQ: Merrill Lynch Capital Services, 3.69%, 12/08/07	4,360
8,780	Series SG-125, Rev., VRDO, MBIA-IBC, LIQ: Societe Generale, 3.60%, 12/05/07	8,780
	Metropolitan Transportation Authority,
8,320	ROCS-RR-II-R-10266, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 3.65%, 12/06/07	8,320
4,060	ROCS-RR-II-R-10290, Rev., VRDO, FSA, LIQ: Citigroup Financial Products, 3.65%, 12/06/07	4,060
763	Series 823D, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 3.66%, 12/06/07	763
6,970	Series A-1, Rev., VRDO, XLCA, 3.54%, 12/06/07	6,970
2,000	Series D-1, Rev., VRDO, AMBAC, 3.57%, 12/06/07	2,000
6,090	Series D-2, Rev., VRDO, FSA, 3.55%, 12/06/07	6,090
4,600	Series E-1, Rev., VRDO, LOC: Fortis Bank S.A./N.V., 3.53%, 12/06/07	4,600
6,300	Series G-1, Rev., VRDO, AMBAC, 3.50%, 12/03/07	6,300
1,700	Series G-2, Rev., VRDO, AMBAC, 3.50%, 12/03/07	1,700
5,405	Series PA-1105, Rev., VRDO, 3.82%, 12/05/07	5,405

5,930	Series PT-1547, Rev., VRDO, FGIC, 3.69%, 12/07/07	5,930
17,320	Sub Series A-1, GO, VRDO, CIFG, 3.68%, 12/06/07	17,320
4,015	Sub Series A-2, GO, VRDO, CIFG, 3.54%, 12/06/07	4,015
1,790	Metropolitan Transportation Authority, Dedicated Tax Fund,
	Series B, Rev., VRDO, FSA, 3.54%, 12/06/07	1,790
14,865	Metropolitan Transportation Authority, Merlots,
	Series B-16, Rev., VRDO, 3.67%, 12/05/07	14,865
11,440	Monroe County IDA, Rochester Instutite Project,
	Series A, Rev., VRDO, LOC: First Union National Bank, 3.55%, 12/05/07	11,440
	Municipal Securities Trust Certificates,
500	Series 2001-116, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets, 3.65%, 12/06/07 (e)	500
8,845	Series 2001-120, Class A, Rev., VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 3.68%, 12/06/07 (e)	8,845
6,320	Series 2001-122, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets, 3.65%, 12/06/07(e)	6,320
9,995	Series 2001-176, Class A, GO, VRDO, MBIA, LIQ: Bear Stearns Capital Markets, 3.65%, 12/06/07	9,995
11,810	Series 2002-203 Class A, Rev., VRDO, FSA-CR, GO OF CORP, LIQ: Bear Stearns Capital Markets, 3.65%, 12/06/07	11,810
9,995	Series 2002-207, Class A, Rev., VRDO, MBIA, LIQ: Bear Stearns Capital Markets, MBIA, 3.68%, 12/06/07	9,995
12,785	Series 2007-307, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets, 3.65%, 12/06/07	12,785
10,390	Series 2007-310, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets, 3.65%, 12/06/07	10,390
12,540	Series 2007-326, Class A, Rev., VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 3.68%, 12/06/07	12,540
12,495	Series 7001, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 3.65%, 12/06/07	12,495
9,835	Series 7041, Class A, Rev., VRDO, FHA, LIQ: Bear Stearns Capital Markets, 3.65% 12/06/07	9,835
7,630	Series 9066, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets, 3.68%, 12/06/07	7,630
6,800	Munitops II,
	Series 2007-43, Rev., VRDO, 3.63%, 12/06/07	6,800
5,345	Nassau County Interim Finance Authority, Sales Tax Secured,
	Series A, Rev., VRDO, FSA, 3.50%, 12/05/07	5,345
	Nassau Health Care Corp.,
13,400	Sub Series 2004-C1, Rev., VRDO, FSA, CNTY GTD, 3.55%, 12/06/07	13,400
2,200	Sub Series 2004-C3, Rev., VRDO, FSA, CNTY GTD, 3.51%, 12/06/07	2,200
	New York City,
1,450	Series A-8, GO, VRDO, AMBAC, 3.52%, 12/05/07	1,450
2,200	Series F-2, GO, VRDO, LOC: Depfa Bank plc, 3.55%, 12/05/07	2,200
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 3.55%, 12/05/07	11,500
3,800	Series F-5, GO, VRDO, LOC: Bayerische Landesbank, 3.55%, 12/05/07	3,800
4,020	Series 1998, GO, VRDO, LIQ: Morgan Stanley Municipal Funding, 3.66%, 12/06/07	4,020
13,500	Sub Series A-2, GO., VRDO, LOC: Bank of America N.A., 3.52%, 12/05/07	13,500
4,600	Sub Series A-3, GO, VRDO, LOC: BNP Paribas, 3.55%, 12/05/07	4,600
4,400	Sub Series A-4, GO, VRDO, LOC: Bank of Nova Scotia, 3.52%, 12/05/07	4,400
2,700	Sub Series A-6, GO, VRDO, LOC: Helaba, 3.54%, 12/05/07	2,700
7,550	Sub Series A-6, GO, VRDO, LOC: Landesbank Baden, 3.50%, 12/05/07	7,550
3,550	Sub Series C-2, GO, VRDO, LOC: Bayerische Landesbank, 3.55%, 12/05/07	3,550
1,600	Sub Series C-4, GO, VRDO, LOC: BNP Paribas, 3.52%, 12/05/07	1,600
795	Sub Series C-5, GO, VRDO, LOC: Bank of New York, 3.51%, 12/05/07	795
2,000	Sub Series F-3, GO, VRDO, LOC: Royal Bank of Scotland, 3.55%, 12/06/07	2,000
4,000	Sub Series G-2, GO, VRDO, LIQ: Bank of Nova Scotia, 3.52%, 12/05/07	4,000
3,145	Sub Series H-2, GO, VRDO, LOC: Bank of Nova Scotia, 3.52%, 12/05/07	3,145
650	Sub Series H-3, GO, VRDO, LOC: Bank of New York, 3.57%, 12/05/07	650
100	Sub Series H-4, GO, VRDO, AMBAC, 3.57%, 12/05/07	100
6,200	Sub Series H-6, GO, VRDO, MBIA, 3.50%, 12/05/07	6,200
6,900	New York City Housing Development Corp.,

	Series A, Rev., VRDO, LIQ: FNMA, 3.66%, 12/05/07	6,900
10,300	New York City Housing Development Corp., 90 West Street,
	Series A, Rev., VRDO, LIQ: FNMA, 3.62%, 12/05/07	10,300
3,400	New York City Housing Development Corp., 100 Jane Street Development,
	Series A, AMT, Rev., VRDO, LIQ: FNMA, 3.64%, 12/05/07	3,400
5,000	New York City Housing Development Corp., 201 Pearl Street Development,
	Series A, Rev., VRDO, LIQ: FNMA, 3.62%, 12/05/07	5,000
200	New York City Housing Development Corp., Brittany Development,
	Series A, Rev., VRDO, LIQ: FNMA, 3.64%, 12/05/07	200
3,700	New York City Housing Development Corp., Brookhaven Apartments,
	Series A, Rev., VRDO, LOC: Citibank N.A., 3.58%, 12/05/07	3,700
5,700	New York City Housing Development Corp., Carnegie Park,
	Series A, Rev., VRDO, LIQ: FNMA, 3.54%, 12/05/07	5,700
2,750	New York City Housing Development Corp., Chelsea Arms,
	Series A, Rev, VRDO, LIQ: FNMA, 3.68%, 12/05/07	2,750
200	New York City Housing Development Corp., Lyric Development,
	Series A, Rev., VRDO, LIQ: FNMA, 3.64%, 12/05/07	200
835	New York City Housing Development Corp., Marseilles Apartments,
	Series A, Rev., VRDO, LOC: Citibank N.A., 3.51%, 12/05/07	835
1,900	New York City Housing Development Corp., Mortgage-55 Pierrepont Development,
	Series A, Rev., VRDO, LOC: Allied Irish Bank plc, 3.60%, 12/05/07	1,900
2,500	New York City Housing Development Corp., Mortgage-Ogden Ave. Apartments,
	Series A, Rev., VRDO, LOC: Bank of America N.A., 3.65%, 12/05/07	2,500
2,215	New York City Housing Development Corp., Mortgage-Parkview Apartments,
	Series A, Rev., VRDO, LOC: Citibank N.A., 3.65%, 12/05/07	2,215
8,800	New York City Housing Development Corp., Mortgage-Thessalonica Court,
	Series A, Rev., VRDO, LOC: Citibank N.A., 3.58%, 12/05/07	8,800
3,200	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments,
	Series A, Rev., VRDO, LIQ: FNMA, 3.54%, 12/05/07	3,200
300	New York City Housing Development Corp., Multi-Family Rental Housing, Tribeca Tower,
	Series A, Rev., VRDO, LIQ: FNMA, 3.62%, 12/05/07	300
4,900	New York City Housing Development Corp, Progress of Peoples Development,
	Series A, Rev., VRDO, LIQ: FNMA, 3.65%, 12/05/07	4,900
5,000	New York City Housing Development Corp., Susan's Court,
	Series A, Rev., VRDO, FNMA, LOC: Citibank N.A., 3.66%, 12/05/07	5,000
8,750	New York City Housing Development Corp., The Dorado Apartments,
	Series A, Rev., VRDO, LOC: Citibank N.A., 3.64%, 12/05/07	8,750
3,300	New York City Housing Development Corp., West 43rd Street Development,
	Series A, Rev., AMT, VRDO, LIQ: FNMA, 3.64%, 12/05/07	3,300
2,400	New York City Housing Development Corp., West 89th Street Development,
	Series A, Rev., VRDO, LOC: FNMA, 3.62%, 12/05/07	2,400
4,900	New York City Housing Development Corp., White Plains Apartments,
	Series A, Rev., VRDO, LOC: Bank of America N.A., 3.64%, 12/05/07	4,900
2,000	New York City Industrial Development Agency, Abraham Joshua Heschel Project,
	Rev., VRDO, LOC: Allied Irish Bank plc, 3.61%, 12/06/07	2,000
3,115	New York City Industrial Development Agency, Allen Steveson School,
	Rev., VRDO, LOC: Allied Irish Bank plc, 3.61%, 12/06/07	3,115
850	New York City Industrial Development Agency, American Society Technion Project,
	Rev., VRDO, LIQ: Allied Irish Bank plc, 3.51%, 12/05/07	850
2,390	New York City Industrial Development Agency, Brooklyn United Methodist Project,

	Rev., VRDO, LOC: Bank of New York, 3.58%, 12/06/07	2,390
12,750	New York City Industrial Development Agency, Civic Facilities, Columbia Grammar & Prep School,
	Rev., VRDO, LOC: Allied Irish Bank plc, 3.61%, 12/06/07	12,750
9,000	New York City Industrial Development Agency, Grace Church School Project,
	Rev., VRDO, LOC: Wachovia Bank N.A., 3.56%, 12/06/07	9,000
3,010	New York City Industrial Development Agency, Hewitt School Project,
	Rev., VRDO, LOC: Allied Irish Bank plc, 3.61%, 12/06/07	3,010
9,400	New York City Industrial Development Agency, Korean Air Lines Co.,
	Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 3.59%, 12/05/07	9,400
6,000	New York City Industrial Development Agency, Liberty, 1 Bryant Park LLC,
	Series A, Rev., VRDO, LOC: Bank of America, N.A., 3.61%, 12/05/07	6,000
25,800	New York City Industrial Development Agency, Liberty Facilities Hanson Office,
	Rev., VRDO, LOC: ING Bank N.V., 3.58%, 12/06/07	25,800
580	New York City Industrial Development Agency, Municipal Securities Trust Receipts,
	Series SGA-110, Rev., VRDO, LIQ: Societe Generale, 3.62%, 12/05/07	580
5,000	New York City Industrial Development Agency, New York Congregational Nursing,
	Series A, Rev., VRDO, LOC: HSBC Bank USA, 3.57%, 12/06/07	5,000
1,065	New York City Industrial Development Agency, Plaza Packaging Project,
	Rev., VRDO, LOC: Bank of New York, 3.73%, 12/06/07	1,065
	New York City Municipal Water Finance Authority,
18,015	ROCS-RR-II-R-385, Rev., VRDO, MBIA, LIQ: Citibank N.A., 3.75%, 12/06/07	18,015
2,977	Series 1694, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.66%, 12/06/07	2,977
8,410	Series PA-447, Rev., VRDO, FGIC-TCRS, 3.70%, 12/04/07	8,410
6,495	Series PA-900, Rev., VRDO, 3.69%, 12/03/07	6,495
2,900	Series PA-1076, Rev., VRDO, 3.69%, 12/03/07	2,900
5,900	Sub Series C-2, Rev., VRDO, 3.50%, 12/06/07	5,900
6,700	Sub Series F-1, Rev., VRDO, 3.48%, 12/06/07	6,700
	New York City Transitional Finance Authority,
4,885	ROCS-RR-II-R-4052, Rev., VRDO, LIQ: Citigroup Financial Products, 3.65%, 12/06/07	4,885
5,415	ROCS-RR-II-R-10088, Rev., VRDO, LIQ: Citibank N.A., 3.65%, 12/06/07	5,415
8,670	Sub Series 2-B, Rev., VRDO, LIQ: Dexia Credit Local, 3.57%, 12/05/07	8,670
9,020	Sub Series 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 3.60%, 12/05/07	9,020
2,450	Sub Series 2-E, Rev., VRDO, 3.49%, 12/07/07	2,450
600	New York City Transitional Finance Authority, Future Tax Secured,
	Series A-2, Rev., VRDO, 3.55%, 12/05/07	600
	New York City Transitional Finance Authority, New York City Recovery,
2,600	Sub Series 3-C, Rev., VRDO, 3.49%, 12/06/07	2,600
4,500	Sub Series 3-D, Rev., VRDO, 3.49%, 12/06/07	4,500
2,300	New York City Trust for Cultural Resources,
	Series 162, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Dean Witter, 3.66%, 12/06/07	2,300
1,600	New York City Trust for Cultural Resources, Alvin Ailey Dance Foundation,
	Rev., VRDO, LOC: Citibank N.A., 3.51%, 12/05/07	1,600
10,000	New York Convention Center Operating Corp.,
	Series 1007, Rev., VRDO, AMBAC, 3.63%, 12/06/07	10,000
	New York Local Government Assistance Corp.,
1,150	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.55%, 12/05/07	1,150
4,200	Series D, Rev., VRDO, LOC: Societe Generale, 3.52%, 12/05/07	4,200
8,150	Series F, Rev., VRDO, LOC: Societe Generale, 3.54%, 12/05/07	8,150
8,700	Series G, Rev., VRDO, LOC: Bank of Nova Scotia, 3.50%, 12/05/07	8,700
120	New York Local Government Assistance Corp., Floating Rate Receipts,

	Series SG-100, Rev., VRDO, MBIA-IBC, 3.60%, 12/05/07	120
13,150	New York Local Government Assistance Corp., Sub Lien,
	Series A-6V, Rev., VRDO, FSA, 3.55%, 12/05/07	13,150
	New York Mortgage Agency, Homeowner Mortgage,
7,450	Series 122, Rev., AMT, VRDO, 3.62%, 12/05/07	7,450
2,300	Series 125, Rev., AMT, VRDO, 3.68%, 12/05/07	2,300
4,800	Series 129, Rev., AMT, VRDO, LIQ: Dexia Credit Local, 3.58%, 12/05/07	4,800
	New York State Dormitory Authority,
3,810	Series 1143, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.66%, 12/06/07	3,810
7,084	Series 1158, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.66%, 12/06/07	7,084
4,350	Series 1322, Rev., VRDO, FHA, LIQ: Morgan Stanley Municipal Funding, 3.66%, 12/06/07	4,350
4,415	Series PA-409, Rev., VRDO, AMBAC, FHA, 3.70%, 12/03/07	4,415
3,545	Series PA-449, Rev., VRDO, FSA, 3.70%, 12/07/07	3,545
670	Series PA-541, Rev., VRDO, AMBAC, FHA, 3.70%, 12/03/07	670
6,445	Series PA-773-R, Rev., VRDO, MBIA-IBC, 3.82%, 12/05/07	6,445
5,630	Series PT-1447, Rev., VRDO, MBIA, 3.70%, 12/04/07	5,630
10,785	Series PT-1621, Rev., VRDO, MBIA, 3.70%, 12/04/07	10,785
7,880	Series PT-2240, Rev., VRDO, FSA-CR, 3.82%, 12/03/07	7,880
	New York State Dormitory Authority, Mental Health Services,
9,540	Series F-2C, Rev., VRDO, FSA, 3.57%, 12/06/07	9,540
1,600	Sub Series D-2C, Rev., VRDO, MBIA, 3.53%, 12/06/07	1,600
3,855	Sub Series D-2D, Rev., VRDO, AMBAC, 3.53%, 12/06/07	3,855
400	Sub Series D-2E, Rev., VRDO, 3.55%, 12/06/07	400
4,000	Sub Series D-2G, Rev, VRDO, 3.55%, 12/06/07	4,000
1,600	Sub Series D-2H, Rev., VRDO, 3.55%, 12/06/07	1,600
5,805	New York State Dormitory Authority, Municipal Securities Trust Receipts,
	Series SGA-132, Rev., VRDO, LIQ: Societe Generale, 3.62%, 12/05/07	5,805
385	New York State Dormitory Authority, New York Public Library,
	Series A, Rev., VRDO, MBIA, 3.54%, 12/05/07	385
	New York State Dormitory Authority, Rochester University,
4,800	Series A-1, Rev., VRDO, MBIA, 3.51%, 12/05/07	4,800
5,300	Series B-1, Rev., VRDO, MBIA, 3.57%, 12/05/07	5,300
	New York State Energy Research & Development Authority,
5,100	Series C-1, Rev., VRDO, LOC: Citibank N.A., 3.58%, 12/05/07	5,100
575	Series C-2, Rev., VRDO, LOC: Citibank N.A., 3.62%, 12/05/07	575
10,450	New York State Energy Research & Development Authority, PCR,
	Series PA-450, Rev., VRDO, AMBAC, 3.70%, 12/03/07	10,450
	New York State Energy Resources & Development Authority, Orange & Rockland Project,
600	Series A, Rev., VRDO, AMBAC, 3.50%, 12/05/07	600
4,300	Series A, Rev., VRDO, FGIC, LIQ: National Australia Bank, 3.50%, 12/05/07	4,300
	New York State Environmental Facilities Corp.,
11,600	ROCS-RR-II-R-10070, Rev., VRDO, FSA, LIQ: Citibank N.A., 3.65%, 12/06/07	11,600
8,280	ROCS-RR-II-R-10120, Rev., VRDO, FSA, LIQ: Citibank N.A., 3.65%, 12/06/07	8,280
13,297	New York State Environmental Facilities Corp., Clean Water & Drinking,
	Series 731, Rev., VRDO, LIQ: Morgan Stanley Dean Witter, 3.66%, 12/06/07	13,296
	New York State Housing Finance Agency,
2,000	Series A, Rev., VRDO. LIQ: FNMA, 3.68%, 12/05/07	2,000
1,300	Series C, Rev., VRDO, LOC: Dexia Credit Local, 3.55%, 12/05/07	1,300
750	Series D, Rev., VRDO, LOC: State Street Bank & Trust Co., 3.55%, 12/05/07	750
1,300	New York State Housing Finance Agency, 10 Liberty Street,

	Series A, Rev., VRDO, LIQ: FHLMC, 3.54%, 12/05/07	1,300
	New York State Housing Finance Agency, 101 West End,
8,600	Rev., VRDO, LIQ: FNMA, 3.59%, 12/05/07	8,600
1,150	Series 883, Rev., VRDO, LIQ: FNMA, 3.59%, 12/05/07	1,150
7,500	New York State Housing Finance Agency, 150 East 44th Street,
	Series A, Rev., VRDO, LIQ: FNMA, 3.59%, 12/05/07	7,500
2,000	New York State Housing Finance Agency, 240 East 39th Street Housing,
	Rev., VRDO, 3.66%, 12/05/07	2,000
5,000	New York State Housing Finance Agency, 250 West 93rd Street,
	Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.58%, 12/05/07	5,000
10,400	New York State Housing Finance Agency, 345 East 94th Street Housing,
	Series A, Rev., VRDO, LIQ: FHLMC, 3.58%, 12/05/07	10,400
6,800	New York State Housing Finance Agency, 350 West 43rd Street Housing,
	Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.66%, 12/05/07	6,800
11,050	New York State Housing Finance Agency, 360 West 43rd Street,
	Series A, Rev., VRDO, LIQ: FNMA, 3.68%, 12/05/07	11,050
10,000	New York State Housing Finance Agency, 455 West 37th Street Housing,
	Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.66%, 12/05/07	10,000
4,400	New York State Housing Finance Agency, Bennington Hills Housing,
	Series A, Rev., VRDO, LIQ: FNMA, 3.68%, 12/05/07	4,400
17,100	New York State Housing Finance Agency, East 84th Street,
	Series A, Rev., VRDO, LIQ: FNMA, 3.62%, 12/05/07	17,100
8,700	New York State Housing Finance Agency, Historic Front Street,
	Series A, Rev., VRDO, LOC: Bank of New York, 3.51%, 12/05/07	8,700
6,800	New York State Housing Finance Agency, McCarthy Manor Apartments,
	Series A, Rev., VRDO, LIQ: FNMA, 3.62%, 12/03/07	6,800
16,900	New York State Housing Finance Agency, Multi-Family Housing,
	Series A, Rev., VRDO, LIQ: FNMA, 3.62%, 12/05/07	16,900
4,600	New York State Housing Finance Agency, Multi-Family Housing Secured Mortgage,
	Series A, Rev., VRDO, LIQ: FHLMC, 3.64%, 12/05/07	4,600
3,300	New York State Housing Finance Agency, Normandie Court I Project,
	Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.52%, 12/05/07	3,300
5,085	New York State Housing Finance Agency, Parkledge Apartments,
	Series A, Rev., VRDO, LIQ: FHLMC, 3.65%, 12/05/07	5,085
6,300	New York State Housing Finance Agency, Service Contract,
	Series E, Rev., VRDO, LOC: BNP Paribas, 3.55%, 12/05/07	6,300
10,500	New York State Housing Finance Agency, Talleyrand Crescent,
	Rev., VRDO, LOC: FNMA, 3.60%, 12/05/07	10,500
13,500	New York State Housing Finance Agency, Theater Row,
	Series A, Rev., VRDO, LIQ: FHLMC, 3.68%, 12/05/07	13,500
3,400	New York State Housing Finance Agency, Tribeca,
	Series A, Rev., VRDO, LIQ: FNMA, 3.62%, 12/05/07	3,400
9,350	New York State Housing Finance Agency, Union Square South Housing,
	Rev., VRDO, LIQ: FNMA, 3.62%, 12/05/07	9,350
5,000	New York State Housing Finance Agency, Victory Housing,
	Series 2001-A, Rev., VRDO, LIQ: FHLMC, 3.68%, 12/05/07	5,000
6,700	New York State Housing Finance Agency, Warren Knolls Apartments,
	Series A, Rev., VRDO, LIQ: FNMA, 3.62%, 12/03/07	6,700
8,800	New York State Housing Finance Agency, West 23rd Street Housing,
	Series A, Rev., VRDO, LIQ: FNMA, 3.59%, 12/03/07	8,800

7,700	New York State Housing Finance Agency, West 33rd Street Housing,
	Series A, Rev., VRDO, LIQ: FNMA, 3.65%, 12/05/07	7,700
	New York State Housing Finance Agency, West 38th Street Housing,
4,500	Series A, Rev., VRDO, LIQ: FNMA, 3.59%, 12/05/07	4,500
	New York State Housing Finance Agency, Worth Street,
1,150	Series A, Rev., VRDO, LIQ: FNMA, 3.62%, 12/05/07	1,150
5,700	Series A, Rev., VRDO, LIQ: FNMA, 3.68%, 12/05/07	5,700
4,175	New York State Thruway Authority,
	Series 1194, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 3.66%, 12/06/07	4,175
13,100	New York State Thruway Authority, Floating Rate Receipts,
	Series SG-121, Rev., VRDO, LIQ: Societe Generale, 3.60%, 12/06/07	13,100
20,000	New York State Urban Development Corp.,
	ROCS-RR-II-R-10011CE, COP, VRDO, LIQ: Citigroup Financial Products, 3.67%, 12/06/07	20,000
	New York State Urban Development Corp., State Facilities & Equipment,
12,200	Sub Series A-3-B, Rev., VRDO, CIFG, 3.49%, 12/06/07	12,200
100	Sub Series A-3-C, Rev., VRDO, CIFG, 3.57%, 12/06/07	100
4,995	Niagara Falls Bridge Commission,
	Series PA-530, Rev., VRDO, FGIC, LIQ: Merrill Lynch Capital Services, 3.82%, 12/10/07	4,995
2,770	Oneida County Industrial Development Agency,
	Rev., VRDO, LOC: NBT Bank N.A., 3.73%, 12/06/07	2,770
6,820	Oneida County Industrial Development Agency, Industrial Development Champion Home,
	Rev., VRDO, LOC: Credit Suisse First Boston, 3.59%, 12/06/07	6,820
1,675	Oneida County Industrial Development Agency, Oriskany,
	Rev., VRDO, LOC: NBT Bank N.A., 3.73%, 12/06/07	1,675
4,335	Onondaga County Industrial Development Agency, Albany Molecular Research Project,
	Rev., VRDO, LOC: Fleet National Bank, 3.60%, 12/05/07	4,335
	Onondaga County Industrial Development Agency, Solvay Paperboard Project,
1,300	Rev., VRDO, LOC: Citibank N.A., 3.68%, 12/06/07	1,300
3,800	Series A, Rev., VRDO, LOC: Citibank N.A., 3.68%, 12/06/07	3,800
3,400	Ontario County Industrial Development Agency, Friends Finger Lakes,
	Series A, Rev., VRDO, LOC: Citizens Bank N.A., 3.61%, 12/06/07	3,400
1,600	Port Authority of New York & New Jersey,
	Series 1928, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.66%, 12/06/07	1,600
3,410	Port Chester Industrial Development Agency, 40 Pearl Street,
	Rev., VRDO, LOC: Bank of New York, 3.63%, 12/06/07	3,410
855	Port Jervis Industrial Development Agency, The Future Home Technical, Inc.,
	Rev., VRDO, LOC: Bank of New York, 3.73%, 12/05/07	855
9,995	Puttable Floating Option Tax-Exempt Receipts,
	Series PT-4291, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 4.18%, 12/03/07	9,995
3,990	Rockland County Industrial Development Authority,
	Rev., VRDO, LOC: Bank of New York, 3.58%, 12/05/07	3,990
1,010	Rockland County Industrial Development Authority, Shock Tech, Inc. Project,
	Rev., VRDO, LOC: Bank of New York, 3.73%, 12/05/07	1,010
1,100	Rockland County Industrial Development Agency, X Products Corp. Project,
	Rev., VRDO, LOC: Bank of New York, 3.63%, 12/06/07	1,100
18,500	State of New York,
	Series B, GO, VRDO, LOC: Dexia Credit Local, 3.70%, 12/03/07	18,500
6,335	Suffolk County Industrial Development Agency, Guide Dog Foundation, Inc.,
	Rev., VRDO, LOC: Bank of New York, 3.58%, 12/06/07	6,335
3,000	Suffolk County Water Authority,

	BAN, Rev., VRDO, 3.50%, 12/05/07	3,000
	Tobacco Settlement Financing Authority,
10,295	ROCS-RR-II-R-1066, Rev., VRDO, AMBAC, LIQ: Citigroup Financial Products, 3.66%, 12/06/07	10,295
7,495	Series 2003, Rev., TOCS, VRDO, 3.66%, 12/06/07	7,495
	Triborough Bridge & Tunnel Authority,
4,500	ROCS-RR-II-R-10272, Rev., VRDO, FGIC, LIQ: Citigroup Financial Products, 3.68%, 12/06/07	4,500
4,150	Series B, Rev., VRDO, 3.55%, 12/05/07	4,150
7,675	Series PA-1080, Rev., VRDO, 3.82%, 12/06/07	7,675
360	Series PA-1090, Rev., VRDO, MBIA-IBC, 3.70%, 12/05/07	360
700	Sub Series 4, Rev., VRDO, 3.54%, 12/06/07	700
14,930	Sub Series B-3, Rev., VRDO, 3.54%, 12/06/07	14,930
7,200	Sub Series CD-RMK, VRDO, FSA, 3.52%, 12/05/07	7,200
4,200	Triborough Bridge & Tunnel Authority, General Purpose,
	Series B, Rev., VRDO, AMBAC, 3.52%, 12/05/07	4,200
3,100	UBS Municipal Certificates, Various States,
	Series 2007-17, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 3.64%, 12/06/07	3,100
4,235	Ulster County Industrial Development Agency, Hunter Panels LLC Project,
	Series A, Rev., VRDO, LOC: Credit Lyonnaise, 3.60%, 12/05/07	4,235
	Westchester County Industrial Development Agency, Banksville Independent Fire Co.,
9,967	Series 2007-103G, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 3.66%, 12/06/07	9,967
900	Series B, Rev., VRDO, LOC: Bank of New York, 3.63%, 12/06/07	900
4,270	Westchester County Industrial Development Agency, Community Housing Innovations, Inc.,
	Rev., VRDO, LOC: Bank of New York, 3.58%, 12/06/07	4,270
4,730	Westchester County Industrial Development Agency, Panorama Flight Service, Inc. Project,
	Rev., VRDO, LOC: Bank of New York, 3.63%, 12/05/07	4,730
2,525	Westchester County Industrial Development Agency, The Masters School,
	Rev., VRDO, LOC: Allied Irish Bank plc, 3.61%, 12/06/07	2,525
2,825	Westchester County Industrial Development Agency, Westhab Community Facilities,
	Series B, Rev., VRDO, LOC: Bank of New York, 3.63%, 12/07/07	2,825
4,035	Westchester County Industrial Development Agency, Young Women's Christian Association,
	Rev., VRDO, LOC: Bank of New York, 3.58%, 12/06/07	4,035
2,695	Yonkers Industrial Development Agency, Ashburn Ave LLC,
	Series 104, Rev., VRDO, LOC: Keybank N.A., 3.63%, 12/06/07	2,695

1,456,052

Puerto Rico — 5.2%
20,000	Commonwealth of Puerto Rico, Puerto Rico Transportation,
	TRAN, 4.25%, 12/03/07	20,110
28,480	DFA Municipal Trust,
	Series 03, Rev., VRDO, FSA, LIQ: Depfa Bank plc, 3.63%, 12/06/07	28,480
5,420	Enhanced Return Puttable Floating Option,
	Series EC-1047, Rev., VRDO, FSA, LIQ: Merrill Lynch Capital Services, 3.67%, 12/03/07	5,420
9,600	Lehman Municipal Trust Receipts,
	Series K-53W, Rev., VRDO, MBIA, LIQ: Lehman Liquidity Co., 3.67%, 12/05/07	9,600
	Municipal Securities Trust Certificates,
11,945	Series 2000-102, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 3.64%, 12/06/07 (e)	11,945
7,800	Series 2000-107, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets, 3.66%, 12/06/07	7,800
11,000	Puerto Rico Aqueduct & Sewer Authority,
	ROCS-RR-II-R-10001CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.66%, 12/06/07	11,000
4,700	Puerto Rico Sales Tax Financing Corp.,

Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.69%, 12/06/07	4,700
99,055
Total Weekly Demand Notes
(Cost $1,555,107)	1,555,107

Quarterly Demand Note — 0.7%

Puerto Rico — 0.7%	14,000	Puerto Rico Electric Power Authority,
		Series UU-SGB-69, Rev., VRDO, FSA, LIQ: Societe Generale, 3.55%, 01/01/08
		(Cost $14,000)	14,000

Semi-Annual Demand Note — 1.2%

New York — 1.2%	23,000	New York Power Authority (The),
		GO, VRDO, LIQ: Bank of Nova Scotia, 3.64%, 03/01/08
		(Cost $23,000)	23,000

Total Investments — 99.4%
(Cost $1,874,719) *	1,874,719

Other Assets in Excess of Liabilities — 0.6%	10,513

NET ASSETS — 100.0%	$1,885,232

Percentages indicated are based on net assets.

ABBREVIATIONS:

*	The cost of securities is substantially the same for federal income tax purposes.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note CDC IXIS Financial Guarantee
CNTY	County
COP	Certificates of Participation
CR	Custodial Receipts
CTFS	Certificates
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Merlots	Municipal Exempt Receipts Liquidity Optional Tender
PCR	Pollution Control Revenue
RAN	Revenue Anticipation Note
Rev.	Revenue Bond
TCRS	Transferable Custodial Receipts
TOCS	Tender Options Certificates
TRAN	Tax & Revenue Anticipation Note
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2007.
XLCA	XL Capital Assurance

JPMorgan New York Tax Free Bond Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

Long-Term Investments — 97.4%

Municipal Bonds — 97.4%

Arizona — 0.3%
1,610	Arizona Health Facilities Authority, Catholic Healthcare West, Unrefunded Balance,
	Series A, Rev., 6.13%, 07/01/09 (p)	1,655

California — 0.6%
2,000	Pasadena Area Community College District, Election 2002,
	Series C, GO, AMBAC, Zero Coupon, 08/01/11	1,759
2,500	Santa Monica Community College District, Election 2007,
	Series C, GO, FGIC, Zero Coupon, 08/01/13	2,017
		3,776

Colorado — 0.5%
3,000	Denver City & County Apartments,
	Series B, Rev., AMT, FGIC, 5.00%, 11/15/11	3,128

District of Columbia — 0.3%
1,500	District of Columbia,
	COP, FGIC, 5.00%, 01/01/16	1,603

Florida — 0.2%
985	Sunrise Excise Tax & Special Assessment, Utilities Systems,
	Series A, Rev., AMBAC, 5.50%, 10/01/15	1,086

Georgia — 0.3%
1,965	Main Street Natural Gas, Inc.,
	Series A, Rev., 5.50%, 09/15/22	2,007

Hawaii — 0.1%
800	Honolulu City & County Board of Water Supply,
	Series B, Rev., AMT, MBIA, 5.25%, 07/01/16	856

Illinois — 0.4%
77	Illinois Development Finance Authority,
	5.20%, 08/01/28 (i)	77
2,535	Illinois Development Finance Authority, Riverside Health & Fitness Center Project,
	Series 1998-C, Rev., 5.20%, 08/01/28 (i)	2,557
		2,634

Louisiana — 0.3%
1,500	City of Shreveport,
	Series B, GO., MBIA, 5.25%, 03/01/17	1,653

Massachusetts — 0.2%
2,000	Massachusetts Bay Transportation Authority, Capital Appreciation,
	Series A-2, Rev., Zero Coupon, 07/01/17	1,059

Michigan — 0.3%
2,115	Michigan State Housing Development Authority,
	Series A, Rev., AMT, 4.25%, 12/01/11	2,149

New Jersey — 0.9%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., MBIA, Zero Coupon, 12/15/17	726
1,435	Series A-1, Rev., MBIA, Zero Coupon, 12/15/18	892
3,500	New Jersey Economic Development Authority, Motor Vehicles,
	Series A, Rev., MBIA, 5.25%, 07/01/14	3,834

5,452

New York — 87.3%
1,020	Allegany County Industrial Development Agency, Alfred University, Civic Facilities,
	Rev., MBIA, 5.25%, 08/01/08	1,053
	Amherst Industrial Development Agency, Civic Facilities, Faculty-Student Housing Corp.,
1,175	Series A, Rev., AMBAC, 5.50%, 08/01/11	1,282
1,000	Series B, Rev., AMBAC, 5.50%, 11/01/11	1,091
1,290	Series B, Rev., AMBAC, 5.75%, 08/01/10	1,393
150	Arkport Central School District,
	GO, FSA, 5.20%, 06/15/09	155
500	Attica Central School District,
	GO, FSA, 5.00%, 06/15/10	522
6,695	Babylon Industrial Development Agency, Civic Facilities, Winthrop S. Nassau
	University East, Inc. Project,
	Series A, Rev., AMBAC, 6.63%, 08/01/09	7,082
1,040	Beacon City School District,
	GO, MBIA, 5.50%, 07/15/09	1,088
650	Brentwood Union Free School District,
	GO, FSA, 5.63%, 06/15/09	680
	Brockport Central School District,
1,660	GO, FGIC, 5.50%, 06/15/13	1,850
1,100	GO, FGIC, 5.50%, 06/15/14	1,240
1,660	GO, FGIC, 5.50%, 06/15/15	1,890
685	GO, FGIC, 5.75%, 06/15/17	794
450	Bronxville Union Free School District,
	GO, 5.25%, 10/15/10	475
	Burnt Hills-Ballston Lake Central School District,
590	GO, FGIC, 5.40%, 07/15/09	614
305	GO, FGIC, 5.50%, 07/15/09	318
375	GO, FGIC, 5.50%, 07/15/09	390
1,450	Byram Hills Central School District,
	GO, 5.00%, 11/15/10 (p)	1,537
1,000	Canandaigua City School District,
	Series A, GO, FSA, 5.38%, 04/01/12	1,088
	Chenango Forks Central School District,
250	GO, FGIC, 5.63%, 06/15/09	261
850	GO, FGIC, 5.70%, 06/15/09	890
	Clarkstown Central School District,
605	GO, FSA, 5.00%, 04/15/13	658
255	GO, FSA, 5.25%, 04/15/14	282
3,155	Cleveland Hill Union Free School District, Cheektowaga,
	GO, FGIC, 5.50%, 10/15/09	3,306
1,650	Erie County, Public Improvement,
	Series A, GO, FGIC, 5.00%, 09/01/12	1,752
2,490	Erie County Industrial Development Agency, City of Buffalo Project,
	Rev., FSA, 5.00%, 05/01/13	2,667
510	Erie County Water Authority, Improvement & Extension,
	Rev., 5.75%, 12/01/08 (p)	515
285	Fayetteville-Manlius Central School District,
	GO, FGIC, 5.00%, 06/15/12	305

	Goshen Central School District,
1,050	GO, FGIC, 5.00%, 06/15/16	1,165
1,050	GO, FGIC, 5.00%, 06/15/17	1,155
1,000	GO, FGIC, 5.00%, 06/15/19	1,100
1,240	Half Hollow Hills Central School District,
	GO, XLCA, 5.00%, 06/15/18	1,364
1,000	Ilion Central School District,
	Series B, GO, FGIC, 5.00%, 06/15/12	1,074
70	Irvington Union Free School District,
	GO, FSA, 5.00%, 04/01/11	74
2,790	Lindenhurst Union Free School District,
	GO, FGIC, 5.25%, 07/15/09 (p)	2,908
745	Lindenhurst Union Free School District, Unrefunded Balance,
	GO, FGIC, 5.25%, 07/15/09	774
	Long Island Power Authority, Electric Systems,
2,800	Series A, Rev., AMBAC, 5.50%, 12/01/08	2,860
2,500	Series A, Rev., FGIC, 5.00%, 06/01/16	2,690
5,250	Series A, Rev., FSA, 5.50%, 12/01/12 (p)	5,794
1,875	Series A, Rev., FSA, 5.50%, 12/01/13 (p)	2,098
1,000	Series D, Rev., MBIA, 5.00%, 09/01/16	1,092
1,000	Series E, Rev., FGIC, 5.00%, 12/01/16	1,086
1,500	Series E, Rev., MBIA, 5.00%, 12/01/16	1,630
110	Longwood Central School District at Middle Island,
	GO, FSA, 4.80%, 06/15/08	113
805	Mahopac Central School District,
	Series B, GO, MBIA, 5.60%, 06/15/10	857
	Massapequa Union Free School District,
1,090	Series A, GO, FSA, 5.38%, 06/15/09	1,125
2,180	Series A, GO, FSA, 5.38%, 06/15/10	2,316
2,485	Series A, GO, FSA, 5.40%, 06/15/10	2,642
3,135	Series A, GO, FSA, 5.70%, 06/15/10	3,355
	Metropolitan Transportation Authority, Dedicated Tax Fund,
10,860	Series A, Rev., FGIC, 4.75%, 10/01/15 (p)	11,806
1,000	Series A, Rev., FGIC, 5.25%, 11/15/17	1,124
800	Series A, Rev., FGIC, 5.25%, 11/15/18	893
5,400	Series A, Rev., MBIA, 6.25%, 04/01/11 (p)	5,915
1,000	Metropolitan Transportation Authority, Transportation Facilities,
	Series F, Rev., 5.00%, 11/15/15	1,085
	Metropolitan Transportation Authority, Service Contract,
16,920	Series A, Rev., 5.75%, 07/01/16	19,119
4,750	Series A, Rev., FSA-CR, 5.75%, 01/01/18	5,507
	Monroe County, Public Improvement,
1,050	GO, 6.00%, 03/01/13	1,165
65	GO, AMBAC, 5.88%, 06/01/08	66
1,130	GO, FGIC, 5.00%, 03/01/12	1,198
335	GO, MBIA-IBC, 6.00%, 03/01/15	388
1,000	GO, MBIA-IBC, 6.00%, 03/01/18	1,183
1,000	GO, MBIA-IBC, 6.00%, 03/01/19	1,190
1,065	Series P, GO, AMBAC, 5.88%, 06/01/08 (p)	1,078
280	Monroe Woodbury Central School District,

	GO, FSA, 5.00%, 04/15/14	304
2,500	Nassau County,
	Series A, GO, FGIC, 6.00%, 07/01/08	2,538
	Nassau County Sewer & Storm Water Finance Authority,
870	Series B, Rev., MBIA, 5.00%, 10/01/14	922
700	Series B, Rev., MBIA, 5.00%, 10/01/14	739
450	New Rochelle City School District,
	Series A, GO, FSA, 5.00%, 12/15/10	473
	New York City,
3,000	Series A-1, GO, 5.00%, 08/01/17	3,211
4,000	Series B, GO, FGIC-TCRS, 5.75%, 08/01/12	4,392
3,000	Series C, GO, 5.00%, 01/01/17	3,161
5,000	Series D, GO, 5.00%, 02/01/17	5,372
5,000	Series E, GO, FSA 5.00%, 11/01/14	5,407
2,640	Series E, GO, MBIA-IBC, 5.75%, 08/01/12	2,910
2,500	Series G, GO, 5.00%, 12/01/14	2,640
3,000	Series G, GO, 5.00%, 02/01/16	3,147
3,000	Series H, GO, 5.00%, 08/01/14	3,189
5,000	Series J, GO, MBIA, 5.25%, 05/15/14	5,409
1,000	Series J, Sub Series J-1, GO, FSA, 5.00%, 06/01/16	1,073
2,500	Series P, GO, MBIA, 5.00%, 08/01/15	2,722
2,000	New York City Housing Development Corp., Capital Funding,
	Series A, Rev., FGIC, 5.00%, 07/01/15	2,124
	New York City Industrial Development Agency, Civic Facility Revenue,
	USTA National Tennis Center,
1,640	Series A, Rev., FSA, 5.00%, 05/15/13	1,758
750	Series A, Rev., FSA, 5.00%, 05/15/13	791
8,855	New York City Municipal Water Finance Authority,
	Series B, Rev., 5.00%, 06/15/14	9,459
5,330	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
	Series BB, Rev., 5.00%, 06/15/16	5,742
3,000	New York City Municipal Water Finance Authority, Water & Sewer System,
	Series A, Rev., FGIC, 5.75%, 06/15/09 (p)	3,141
1,000	New York City Transit Authority, Metropolitan Transportation Authority,
	Triborough Bridge & Tunnel,
	Series A, COP, AMBAC, 5.63%, 01/01/10	1,056
	New York City Transitional Finance Authority, Future Tax Secured,
4,700	Series A, Rev., VAR, 5.50%, 11/01/11	5,047
3,000	Series B, Rev., 5.00%, 05/01/17	3,246
1,000	Series B, Rev., 5.00%, 05/01/17	1,094
1,000	Series B, Rev., 5.00%, 05/01/17	1,087
3,380	Series B, Rev., 5.50%, 02/01/11 (p)	3,642
4,000	Series B, Rev., 6.13%, 05/15/10 (p)	4,313
3,305	Series B, Rev., 6.13%, 05/15/10 (p)	3,565
9,000	Series C, Rev., 5.88%, 05/01/10 (p)	9,644
5,000	Sub Series C-1, Rev., 5.00%, 11/01/17	5,454
	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance,
475	Series B, Rev., 5.50%, 02/01/11	509
695	Series B, Rev., 6.13%, 05/15/10 (p)	750
2,000	New York City Trust for Cultural Resources, Educational Broadcasting Corp.,

	Series 1999, Rev., 2.68%, 01/01/08 (i)	1,998
2,000	New York Local Government Assistance Corp.,
	Series E, Rev., FSA-CR, 6.00%, 04/01/14	2,224
3,000	New York Local Government Assistance Corp., Senior Lien,
	Series A, Rev., 5.00%, 04/01/17	3,273
	New York Mortgage Agency, Homeowner Mortgage,
55	Series 94, Rev., 5.35%, 04/01/10	55
1,000	Series 143, Rev., 4.75%, 04/01/17	983
2,500	New York Power Authority,
	Series C, Rev., MBIA, 5.00%, 11/15/17	2,702
	New York State Dormitory Authority,
1,830	Rev., 5.00%, 07/01/17	1,975
1,230	Series A, Rev., FGIC, 5.00%, 07/01/13	1,323
225	Series C, Rev., 7.38%, 05/15/09 (p)	238
115	New York State Dormitory Authority, Canisius College,
	Rev., MBIA, 4.95%, 07/01/11	121
	New York State Dormitory Authority, City University System, CONS,
13,000	Series A, Rev., AMBAC-TCRS, 5.75%, 07/01/13	14,012
3,565	Series A, Rev., FSA-CR, 5.75%, 07/01/13	3,814
2,160	Series A, Rev., MBIA-IBC-BNY, 6.00%, 07/01/20	2,567
3,415	Series B, Rev., 6.00%, 07/01/14	3,723
2,500	Rev., MBIA-IBC, 5.00%, 07/01/16	2,684
	New York State Dormitory Authority, Columbia University,
6,770	Series A, Rev., 5.25%, 07/01/11 (p)	7,299
435	New York State Dormitory Authority, FHA Insured Mortgage Nursing Home,
	Series A, Rev., MBIA, 5.50%, 08/01/10	456
1,000	New York State Dormitory Authority, Fordham University,
	Rev., AMBAC, 5.00%, 07/01/14	1,083
	New York State Dormitory Authority, Long Island University,
5	Rev., RADIAN, 5.00%, 09/01/09 (p)	5
2,305	Series A, Rev., 5.00%, 11/01/16	2,403
95	New York State Dormitory Authority, Long Island University, Unrefunded Balance,
	Rev., RADIAN, 5.00%, 09/01/09	98
	New York State Dormitory Authority, Manhattan College,
1,895	Rev., RADIAN, 5.50%, 07/01/09	1,941
1,770	Rev., RADIAN, 5.50%, 07/01/10	1,836
1,295	New York State Dormitory Authority, Master Boces Program,
	Series A, Rev., FSA, 5.00%, 08/15/11	1,373
	New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center,
1,000	Series C, Rev., MBIA, 5.50%, 07/01/09	1,032
1,000	Series C, Rev., MBIA, 5.50%, 07/01/23	1,122
370	Series C, Rev., MBIA, 5.75%, 07/01/19	427
5	New York State Dormitory Authority, Mental Health Services,
	Series B, Rev., 6.00%, 08/15/16 (p)	6
2,335	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance,
	Series B, Rev., 6.00%, 08/15/16	2,638
	New York State Dormitory Authority, New York University,
500	Series 1, Rev., AMBAC, 5.50%, 07/01/14	559
1,455	Series 1, Rev., AMBAC, 5.50%, 07/01/18	1,650
1,730	Series 1, Rev., AMBAC, 5.50%, 07/01/21	1,974

1,000	Series 1, Rev., AMBAC, 5.50%, 07/01/22	1,142
2,900	Series 1, Rev., AMBAC, 5.50%, 07/01/23	3,314
1,570	Series 1, Rev., AMBAC, 5.50%, 07/01/24	1,796
2,280	Series 1, Rev., AMBAC, 5.50%, 07/01/25	2,615
8,360	Series A, Rev., AMBAC, 5.75%, 07/01/13	9,374
1,750	Series A, Rev., MBIA, 5.75%, 07/01/09	1,816
1,200	Series A, Rev., MBIA, 5.75%, 07/01/11	1,299
1,000	Series A, Rev., MBIA, 5.75%, 07/01/15	1,144
3,500	Series A, Rev., MBIA, 5.75%, 07/01/16	4,037
3,450	New York State Dormitory Authority, Pratt Institute,
	Rev., RADIAN, 6.25%, 07/01/09	3,647
1,020	New York State Dormitory Authority, School Districts Financing Program,
	Series F, Rev., MBIA, 6.50%, 10/01/20	1,187
1,520	New York State Dormitory Authority, Service Contract, Child Care Facilities,
	Series A, Rev., 5.38%, 04/01/12	1,625
1,235	New York State Dormitory Authority, Siena College,
	Rev., MBIA, 5.00%, 07/01/11	1,307
605	New York State Dormitory Authority, Special Act School Districts Program,
	Rev., MBIA, 5.30%, 07/01/09	629
340	New York State Dormitory Authority, State Service Contract, Albany County,
	Rev., 5.50%, 04/01/08	342
1,825	New York State Dormitory Authority, State University Additional Facilities,
	Series C, Rev., FSA, 5.75%, 05/15/17	2,114
2,730	New York State Dormitory Authority, State University Dormitory Facilities,
	Series B, Rev., MBIA, 5.00%, 07/01/15	2,972
	New York State Dormitory Authority, State University Educational Facilities,
2,250	Rev., MBIA, 6.00%, 05/15/10	2,411
6,725	Series A, Rev., FGIC-TCRS, 5.50%, 05/15/13	7,310
5,000	Series A, Rev., MBIA-IBC, 5.25%, 05/15/15	5,488
4,800	Series A, Rev., MBIA-IBC, 5.50%, 05/15/10	5,053
1,050	Series A, Rev., MBIA-IBC-BNY, 5.25%, 05/15/21	1,166
840	New York State Dormitory Authority, Unrefunded Balance,
	Series C, Rev., 7.38%, 05/15/10	887
	New York State Environmental Facilities Corp.,
1,725	Series A, Rev., 5.00%, 12/15/16	1,889
1,000	Series A, Rev., 5.25%, 12/15/17	1,125
2,000	Series A, Rev., 5.25%, 12/15/18	2,261
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund,
1,590	Series A, Rev., 5.75%, 06/15/11 (p)	1,725
1,000	Series A, Rev., 5.75%, 06/15/12 (p)	1,106
2,950	Series NYC-02, Rev., 5.75%, 06/15/11 (p)	3,201
4,100	Series NYC-02, Rev., 5.75%, 06/15/12 (p)	4,535
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Unrefunded Balance,
425	Series B, Rev., 5.20%, 05/15/14	455
460	Series NYC-02, Rev., 5.75%, 06/15/11	498
700	Series NYC-02, Rev., 5.75%, 06/15/12	771
2,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, New York City Municipal Project, Revolving Funds,
	Series E, Rev., 5.38%, 06/15/12	2,161
	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds,
420	Series B, Rev., 5.63%, 07/15/09 (p)	440

450	Series B, Rev., 5.70%, 07/15/09 (p)	472
	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Second Resolution,
2,205	Series I, Rev., 5.00%, 06/15/13	2,387
3,125	Series I, Rev., 5.00%, 06/15/13	3,368
	New York State Environmental Facilities Corp., State Water Revolving Fund,
460	Series B, Rev., 5.70%, 07/15/09 (p)	483
5,315	Series E, Rev., MBIA, 6.00%, 06/15/12	5,904
	New York State Environmental Facilities Corp., State Water Revolving Fund, Unrefunded Balance,
4,425	Series B, Rev., 5.63%, 07/15/09	4,622
9,140	Series B, Rev., 5.70%, 07/15/09	9,557
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.00%, 04/01/17	2,687
2,500	Series A, Rev., AMBAC, 5.00%, 04/01/16	2,665
1,000	Series A, Rev., MBIA, 5.00%, 04/01/15	1,067
2,875	Series B, Rev., FGIC, 5.00%, 10/01/15	3,132
5,000	Series B, Rev., FGIC, 5.00%, 10/01/15	5,435
2,000	Series H, Rev., MBIA, 5.00%, 01/01/18	2,168
585	New York State Thruway Authority, Service Contract, Local Highway & Bridge,
	Rev., MBIA, 5.50%, 04/01/10	615
	New York State Urban Development Corp., Correctional Facilities,
2,000	Series A, Rev., AMBAC-TCRS, 5.50%, 01/01/14	2,158
3,045	Series A, Rev., FSA, 5.25%, 01/01/14	3,273
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
5,500	Series A, Rev., 5.38%, 03/15/12 (p)	5,967
1,500	Series A-2, Rev., MBIA, 5.50%, 03/15/19	1,716
3,500	New York State Urban Development Corp., Service Contract,
	Series A, Rev., FSA 5.00%, 01/01/18	3,840
	New York State Urban Development Corp., State Facilities,
1,000	Rev., 5.60%, 04/01/15	1,105
5,450	Rev., MBIA-IBC, 5.75%, 04/01/11	5,874
1,345	New York State Urban Development Corp., Unrefunded Balance,
	Series A, Rev., 5.50%, 01/01/11	1,425
45	New York State Urban Development Corp., Youth Facilities Services Contract,
	Series B, Rev., 5.88%, 04/01/10 (p)	48
440	Niagara County, Public Improvement,
	GO, MBIA, 5.75%, 07/15/14	503
1,940	Niagara Falls Bridge Commission, Tolls,
	Series B, Rev., FGIC, 5.25%, 10/01/15	2,081
545	Ogdensburg Enlarged City School District,
	GO, MBIA 4.50%, 06/15/11	567
1,010	Oneida County,
	GO, FGIC, 5.50%, 03/15/11	1,080
1,000	Oneida-Herkimer Solid Waste Management Authority, Solid Waste Systems,
	Rev., FSA, 5.50%, 04/01/11	1,063
	Onondaga County,
4,630	GO, 5.25%, 05/15/11	4,959
1,175	Series A, GO, 5.00%, 05/01/11	1,246
2,350	Series A, GO, 5.00%, 05/01/12	2,517
700	Series A, GO, 5.00%, 05/01/12	751
	Onondaga County, Unrefunded Balance,

890	Series A, GO, 5.25%, 05/15/11	954
160	Series A, GO, 5.25%, 05/15/11	171
515	Series A, GO, 5.25%, 05/15/11	550
3,000	Port Authority of New York & New Jersey, CONS,
	147th Series, Rev., FGIC, 5.00%, 04/15/17	3,123
775	Red Creek Central School District,
	GO, FSA, 5.50%, 06/15/12	850
	Rondout Valley Central School District,
195	GO, FSA, 5.13%, 03/01/10	205
1,795	GO, FSA, 5.25%, 03/01/10	1,892
	Scotia Glenville Central School District,
1,050	GO, FGIC, 5.40%, 06/15/09	1,095
2,075	GO, FGIC, 5.50%, 06/15/09	2,166
275	Shenendehowa Central School District, Clifton Park,
	GO, FSA, 5.50%, 07/15/11	296
	State of New York,
2,000	Series A, GO, 6.00%, 07/15/08	2,033
4,000	Series C, GO, 5.00%, 04/15/15	4,348
500	Stillwater Central School District,
	GO, MBIA, 5.20%, 06/15/09	515
1,250	Suffolk County Judicial Facilities Agency, John P. Cohalan Complex,
	Rev., AMBAC, 5.50%, 04/15/09	1,287
1,870	Suffolk County, Public Improvement,
	Series C, GO, MBIA, 5.00%, 07/15/11	1,988
2,765	Series C, GO, MBIA, 5.25%, 07/15/12	2,981
5,000	Tobacco Settlement Financing Authority, Enhanced Asset Backed,
	Series A1, Rev., AMBAC, 5.25%, 06/01/13	5,329
1,000	Town of Brookhaven, Public Improvement,
	GO, AMBAC, 5.30%, 11/15/10 (p)	1,068
	Triborough Bridge & Tunnel Authority, General Purpose,
100	Series A, Rev., 4.75%, 01/01/16 (p)	108
3,955	Series Q, Rev., 6.75%, 01/01/09 (p)	4,032
7,350	Series SR, Rev., 5.50%, 01/01/12 (p)	7,667
3,595	Series X, Rev., 6.63%, 01/01/12 (p)	3,994
7,125	Series Y, Rev., 6.00%, 01/01/12 (p)	7,608
1,740	TSASC, Inc.,
	Series 1, Rev., 4.75%, 06/01/16	1,687
565	Warwick Valley Central School District,
	GO, FSA, 5.50%, 01/15/10	597
3,210	Watertown City School District,
	GO, FSA, 5.63%, 06/15/09	3,356
	Westchester County Healthcare Corp., County Guaranteed,
2,870	Sub Series B, Rev., 5.20%, 11/01/10	3,007
8,115	Sub Series B, Rev., 5.25%, 11/01/10	8,515
1,700	Westchester County Industrial Development Agency, Civic Facilities, Children's Village Project,
	Series A, Rev., 5.30%, 03/15/09	1,720
2,820	Windsor Central School District,
	GO, FGIC, 5.50%, 06/15/09	2,944
		545,455

Ohio — 0.7%

3,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed,
	Series A-2, Rev., 5.13%, 06/01/17	2,832
1,500	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
	Series A, Rev., GNMA COLL, 4.30%, 03/01/16	1,493
		4,325

Puerto Rico — 3.2%
4,000	Commonwealth of Puerto Rico,
	GO, MBIA, 5.75%, 07/01/11	4,322
	Commonwealth of Puerto Rico, Public Improvement,
1,120	GO, FSA-CR, 5.50%, 07/01/12	1,218
210	Series A, GO, 5.50%, 07/01/18	227
	Puerto Rico Electric Power Authority,
535	Rev., MBIA, 5.00%, 07/01/20	576
5,000	Series AA, Rev., MBIA, 5.50%, 07/01/09	5,163
475	Series KK, Rev., FSA, 5.25%, 07/01/13	517
	Puerto Rico Highway & Transportation Authority,
3,000	Series AA, Rev., MBIA, 5.50%, 07/01/18	3,372
1,105	Series Z, Rev., FSA, 6.25%, 07/01/16	1,308
1,400	Puerto Rico Municipal Finance Agency,
	Series A, GO, FSA, 6.00%, 08/01/09 (p)	1,476
1,470	Puerto Rico Public Buildings Authority, Government Facilities, Commonwealth Guaranteed,
	Series C, Rev., 5.50%, 07/01/12	1,567
		19,746

Texas — 0.5%
1,750	Grand Prairie Independent School District, Capital Appreciation,
	GO, PSF-GTD, Zero Coupon, 02/15/17	1,195
3,000	Lewisville Independent School District, Capital Appreciation, School Building,
	GO, PSF-GTD, Zero Coupon, 08/15/15	2,219
		3,414

Virgin Islands — 0.7%
4,000	Virgin Islands Public Finance Authority, Gross Receipts, Tax Loan Notes,
	Series A, Rev., 6.38%, 10/01/10	4,310

Wisconsin — 0.6%
	State of Wisconsin,
1,250	Rev., 4.78%, 07/01/17 (i)	1,259
2,500	Series 1, GO, MBIA, 5.00%, 05/01/15	2,708
		3,967
	Total Long-Term Investments
	(Cost $586,546)	608,275
Shares

Short-Term Investment — 1.3%

Investment Company — 1.3%
7,940	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (m)	7,940
(Cost $7,940)

Total Investments — 98.7%
(Cost $594,486)	616,215

Other Assets in Excess of Liabilities — 1.3%	8,311

NET ASSETS — 100.0%	$624,526

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BNY	Bank of New York
COLL	Collateral
CONS	Consolidated Bonds
COP	Certificates of Participation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
MBIA	Municipal Bond Insurance Association
PCR	Pollution Control Revenue
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
TCRS	Transferable Custodial Receipts
VAR	Variable rate note. The interest rate shown is the rate in effect as of November 30, 2007
XLCA	XL Capital Assurance

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,143
Aggregate gross unrealized depreciation	(414)
Net unrealized appreciation/depreciation	$21,729

Federal income tax cost of investments	$594,486

JPMorgan Prime Money Market Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

Asset-Backed Securities — 1.7%
60,000	Aire Valley Mortgages plc (United Kingdom),
	Series 2007-1A, Class 1A1, FRN, 4.73%, 12/20/07 (e) (i)	60,000
175,000	Arkle Master Issuer plc (United Kingdom),
	Series 2007-1A, Class 1A, FRN, 4.67%, 12/17/07 (e)	175,000
160,000	Brunel Residential Mortgage Securitization plc (United Kingdom),
	Series 2007-1A, Class A3, FRN, 4.65%, 12/13/07 (e)	160,000
235,000	Counts Trust,
	Series 2007-1, FRN, 4.88%, 02/06/08 (e) (i)	235,000
57,500	Granite Master Issuer plc (United Kingdom),
	Series 2007-2, Class 4A1, FRN, 4.67%, 12/17/07,	57,500
87,951	Paragon Mortgages plc (United Kingdom),
	Series 14A, Class A1, FRN, 4.65%, 12/15/07 (e)	87,951
50,000	Parcs Master Trust,
	Series 2007-1, FRN, 5.59%, 12/20/07 (e) (i)	49,998
120,000	Premium Asset Trust,
	Series 2003-05, FRN, 5.40%, 01/02/08 (e) (i)	120,000
	Pyxis Master Trust,
200,000	Series 2006-4, FRN, 4.75%, 12/20/07 (e) (i)	200,000
	Restructured Asset Securities with Enhanced Returns (RACERS),
200,000	Series 01-8-MM, FRN, 4.94%, 01/03/08 (e) (i)	200,000
70,000	Series 01-8-ZCM, FRN, 4.94%, 12/17/07 (e) (i)	70,000
325,754	Steers Delaware Business Trust,
	Series 2006-1, FRN, 4.80%, 12/27/07 (e) (i)	325,754
41,088	TIAA Retail Commercial Trust (Cayman Islands),
	Series 2003-1A, Class A1MM, FRN, 5.08%, 12/28/07 (e) (i)	41,088
120,000	Whitehawk CDO Funding Ltd. (Cayman Islands),
	Series 2004-1A, Class AMMF, FRN, 5.68%, 12/15/07 (e) (i)	120,000
	Total Asset Backed Securities
	(Cost $1,902,291)	1,902,291

Certificates of Deposit — 20.8%
772,000	Allied Irish Banks plc,
	5.30%, 02/25/08	772,000
	Bank of Scotland plc,
610,000	4.87%, 02/08/08	610,000
400,000	4.93%, 02/19/08	400,000
400,000	5.12%, 01/29/08	400,000
525,000	5.33%, FRN, 01/17/08	525,000
654,000	5.35%, 10/03/08	654,000
170,000	Bank of the West,
	5.24%, 03/03/08	170,000
	Barclays Bank plc (United Kingdom),
498,500	4.83%, 02/29/08	498,500
778,800	5.10%, 04/17/08	778,800
258,950	5.23%, 01/18/08	258,950
424,150	5.31%, 01/16/08	424,150

	Barclays Capital, Inc.,
252,000	5.24%, 05/06/08	252,000
260,500	5.29%, 02/11/08	260,500
416,000	5.41%, 07/10/08	416,000
557,000	Bayerische Landesbank Hessen (Germany),
	5.03%, 01/24/08	557,000
	BNP Paribas (France),
80,000	4.55%, FRN, 12/05/07	80,000
452,000	5.35%, 12/10/07	452,000
743,500	Calyon N.A. Co.,
	5.30%, 01/30/08	743,500
	Canadian Imperial Bank of Commerce (Canada),
100,000	4.67%, 12/05/07	100,000
525,000	4.74%, FRN, 12/17/07	525,000
200,000	Credit Agricole S.A.,
	5.35%, 01/11/08	200,000
	Credit Industriel et Commercial,
300,000	4.82%, 04/01/08	300,005
339,000	4.85%, 03/03/08	339,000
525,000	4.87%, 02/06/08	525,000
300,000	4.88%, 02/06/08	300,003
550,000	5.19%, 04/16/08	550,010
1,000,000	5.25%, 02/15/08	1,000,021
400,000	5.30%, 12/05/07	400,000
	Deutsche Bank AG,
408,000	5.32%, 02/25/08	408,000
453,080	5.34%, 02/26/08	453,080
	HBOS Treasury Services plc (United Kingdom),
50,000	5.24%, 12/18/07	50,000
518,500	5.40%, 03/18/08	518,500
500,000	HSBC Securities (USA), Inc.,
	5.28%, 02/07/08	500,000
	HSH Nordbank AG,
500,000	5.12%, 12/18/07	500,000
230,000	5.14%, 12/17/07	230,000
255,000	5.25%, 12/14/07	255,000
629,200	Landesbank Baden-Wuerttemberg (Germany),
	5.04%, 04/22/08	629,200
300,000	Mizuho Corporate Bank,
	4.88%, 01/07/08	300,003
	Natexis Banques Populaires U.S. Finance Co.,
350,000	4.72%, FRN, 12/04/07	349,996
440,000	5.14%, FRN, 12/31/07	439,951
284,300	National Bank of Canada,
	4.87%, 02/04/08	284,306
535,000	Royal Bank of Scotland, New York,
	5.28%, 02/07/08	535,000
154,000	Skandinaviska Enskilda Banken AB (Sweden),
	5.30%, 02/08/08	154,001
	Societe Generale,

900,000	5.21%, 02/12/08	900,000
200,000	5.34%, 01/23/08	200,000
200,000	5.35%, 01/22/08	200,002
35,000	5.36%, 12/14/07	34,999
460,000	5.42%, 06/12/08	460,000
600,000	Sumitomo Mitsui Financial Group, Inc.,
	5.19%, 12/11/07	600,000
61,000	Svenska Handelsbanken AB,
	5.08%, 12/05/07	60,999
196,000	Toronto Dominion Bank,
	4.94%, 03/24/08	196,000
	UBS AG,
651,350	4.66%, 08/29/08	651,350
500,000	5.49%, 03/12/08	500,007
	UniCredito Italiano S.p.A.,
80,000	4.78%, 04/29/08	80,000
202,850	5.26%, 02/12/08	202,852
589,000	Wachovia Bank, N.A.,
	5.24%, 02/04/08	589,000
	Total Certificates of Deposit
	(Cost $22,773,685)	22,773,685

Commercial Paper — 35.4%
	Alpine Securitization Corp.,
147,000	5.00%, 02/12/08 (m)	145,528
153,500	5.31%, 02/05/08 (m)	152,023
	Amstel Funding Corp.,
208,000	4.76%, 12/28/07	207,264
272,244	5.24%, 12/03/07 (m)	272,166
193,135	5.26%, 12/14/07	192,772
158,000	5.26%, 12/19/07	157,589
236,100	5.32%, 02/21/08 (m)	233,277
300,010	5.45%, 01/30/08 (m)	297,310
	Amsterdam Funding Corp.,
191,000	5.01%, 02/13/08	189,057
35,000	5.22%, 12/07/07	34,970
40,000	5.22%, 12/21/07	39,885
	Anglo Irish,
125,000	4.88%, 01/29/08	124,013
200,000	4.88%, 02/04/08	198,259
276,600	5.13%, 12/17/07	275,976
30,818	Aquinas Funding LLC,
	5.34%, 01/18/08 (e)	30,604
	ASB Finance Ltd.,
100,000	4.84%, 01/29/08 (m)	99,215
44,590	5.31%, 01/10/08 (m)	44,340
	Atlantic Asset Corp.,
103,147	5.18%, 03/20/08	101,555
125,000	5.29%, 03/26/08	122,906
240,700	5.40%, 01/31/08	238,518

	Atlantis One Funding Corp.,
242,250	5.02%, 02/19/08	239,585
255,500	5.34%, 01/22/08	253,581
397,600	5.42%, 01/28/08	394,160
	Barton Capital Corp.,
127,520	4.72%, 12/07/07	127,420
101,000	5.42%, 01/28/08	100,126
	Belmont Funding LLC,
50,000	5.05%, 02/26/08 (e)	49,399
283,000	5.17%, 12/17/07	282,352
175,000	5.97%, 03/11/08 (e)	172,152
	CAFCO LLC,
500,000	5.35%, 03/10/08	492,681
132,300	5.42%, 01/31/08	131,096
	Caisse Nationale des Caisses d'Epargne et de Prevoyance (France),
200,000	5.25%, 12/11/07 (e)	199,723
200,000	5.25%, 12/14/07 (e)	199,640
	Cancara Asset Securitisation LLC,
122,000	4.70%, 01/15/08	121,999
280,000	4.92%, 02/20/08 (e)	276,945
150,000	5.01%, 02/14/08 (e)	148,453
400,000	5.12%, 01/25/08	396,914
250,000	5.22%, 01/23/08	248,110
75,000	5.28%, 12/20/07	74,794
	Charta Corp.,
364,413	5.35%, 03/10/08	359,078
400,000	6.02%, 03/05/08	393,825
97,250	6.20%, 12/13/07	97,052
	CIESCO LLC,
182,000	5.60%, 02/13/08	179,961
369,000	6.03%, 01/24/08	365,734
	Clipper Receivables Corp.,
200,000	5.01%, 02/08/08	198,103
200,000	5.25%, 12/05/07	199,884
248,750	5.30%, 02/15/08	246,003
	Concord Minutemen Capital Co. LLC,
97,037	5.34%, 01/10/08 (e)	96,476
48,729	5.34%, 01/11/08	48,440
	CRC Funding LLC,
248,000	5.34%, 03/25/08	243,841
75,000	5.35%, 03/10/08	73,902
11,500	6.02%, 03/05/08	11,322
196,000	6.20%, 12/13/07 (e)	195,602
	Crown Point Capital Co. LLC,
257,765	5.51%, 02/25/08 (e)	254,474
257,084	5.52%, 02/07/08 (e)	254,476
93,000	5.72%, 12/05/07	93,000
	Curzon Funding Ltd.,
232,500	4.87%, 04/29/08	227,898
70,000	4.87%, 04/30/08	68,605

75,000	4.90%, 03/03/08	74,066
42,000	4.91%, 03/04/08	41,470
61,300	5.01%, 01/29/08	60,803
	Dakota Notes (Citibank Credit Card Issuance Trust),
200,000	5.09%, 02/05/08	198,156
263,000	5.12%, 02/21/08	259,975
360,000	5.34%, 02/22/08	355,626
178,000	5.58%, 02/27/08	175,607
485,750	6.33%, 01/11/08	482,320
	Depfa Bank plc,
490,000	4.78%, 04/25/08	480,720
500,000	5.06%, 01/23/08	496,323
5,100	5.06%, 01/24/08	5,062
	Ebbets Funding LLC,
64,000	5.20%, 03/18/08	63,027
95,000	5.27%, 02/22/08	93,872
168,750	5.47%, 12/14/07	168,421
275,000	5.74%, 01/14/08	273,084
200,000	5.75%, 01/25/08 (e)	198,258
173,000	Edison Asset Securitization LLC,
	5.15%, 02/19/08	171,047
	Elysian Funding LLC,
109,513	5.39%, 04/25/08	107,172
100,000	5.50%, 03/25/08 (e)	98,275
100,000	5.50%, 03/31/08	98,185
	Emerald Notes Program,
96,000	4.97%, 12/10/07	95,881
100,000	5.06%, 02/05/08	99,083
100,000	5.11%, 02/05/08 (e)	99,074
100,000	5.37%, 02/14/08 (e)	98,896
202,100	6.36%, 12/13/07	201,679
	Fairway Finance Corp.,
125,000	4.87%, 12/03/07	124,966
140,000	5.00%, 02/08/08	138,674
	Fenway Funding Corp. LLC,
300,000	5.58%, 01/29/08 (e)	297,326
471,000	5.60%, 01/29/08	466,789
400,000	5.60%, 02/05/08	396,002
200,000	5.60%, 02/12/08 (e)	197,794
108,535	5.61%, 02/12/08	107,335
400,000	Foxboro,
	5.60%, 02/05/08	396,002
	Galleon Capital LLC,
98,000	4.81%, 01/28/08	97,250
186,900	5.26%, 02/20/08	184,718
116,703	5.34%, 12/05/07	116,635
94,700	5.43%, 01/31/08	93,837
	Gemini Securitization Corp. LLC,
100,000	5.00%, 02/12/08	98,998
79,545	5.44%, 01/28/08	78,854

66,500	6.14%, 12/11/07	66,388
	General Electric Capital Corp.,
500,000	5.31%, 01/22/08	496,266
249,125	5.31%, 01/23/08	247,229
68,000	5.31%, 01/24/08	67,473
233,000	Gotham Funding Corp.,
	0.00%, 01/28/08	231,024
	Grampian Funding LLC,
200,000	4.93%, 02/06/08 (e)	198,163
650,000	5.12%, 03/19/08 (e)	640,179
283,510	5.12%, 03/20/08 (e)	279,187
199,000	5.28%, 12/21/07	198,423
348,000	5.34%, 12/03/07	347,899
523,000	5.63%, 12/20/07 (e)	521,467
200,000	HSH Nordbank AG,
	5.14%, 12/17/07 (e)	199,548
48,735	ING U.S. Funding LLC,
	5.39%, 03/06/08	48,061
	Irish Life & Permanent plc (Ireland),
100,000	4.91%, 02/25/08	98,846
100,000	5.08%, 04/25/08	97,993
64,000	5.12%, 12/18/07	63,847
100,000	5.12%, 12/19/07	99,747
100,000	5.12%, 12/20/07	99,732
100,000	5.16%, 04/16/08	98,086
102,000	5.21%, 12/12/07	101,839
83,500	5.34%, 01/11/08	83,006
99,000	5.34%, 01/14/08	98,371
91,000	5.34%, 01/15/08	90,409
	KBC Bank N.V.,
46,210	4.80%, 05/12/08	45,229
25,800	5.11%, 01/31/08	25,579
	Lake Constance Funding LLC,
239,400	4.97%, 02/05/08	237,246
77,000	5.06%, 01/28/08	76,380
	LEAFs LLC,
98,538	4.74%, 02/20/08	98,538
48,393	4.74%, 03/20/08 (i)	48,392
	Liberty Funding Co.,
100,000	4.82%, 12/14/07	99,827
50,000	5.01%, 02/12/08	49,498
166,610	5.21%, 01/29/08	165,203
98,000	5.32%, 02/21/08	96,828
90,000	5.40%, 03/27/08	88,450
	Macquarie Bank Ltd. (Australia),
192,500	5.12%, 12/17/07 (e)	192,065
200,000	5.13%, 12/18/07	199,519
350,000	5.14%, 12/19/07	349,109
31,000	Market Street Funding,
	5.12%, 12/13/07	30,947

92,300	Mont Blanc Capital Corp.,
	5.28%, 12/17/07	92,086
49,000	Monument Gardens Funding LLC,
	5.25%, 12/11/07	48,929
	Nationwide Building Society,
215,630	4.94%, 02/28/08	213,039
100,000	4.94%, 02/29/08	98,785
	Natixis,
560,000	4.77%, 05/02/08	560,000
625,000	5.01%, FRN, 12/24/07	625,000
155,000	5.06%, 04/21/08	155,000
10,000	5.33%, 02/04/08	9,906
123,000	Nestle Finance,
	5.35%, 01/18/08	122,142
	Norddeutsche Landesbank (Luxembourg),
100,000	5.26%, 12/03/07 (e)	99,971
100,000	5.26%, 12/05/07	99,942
97,000	5.26%, 12/06/07	96,930
83,200	5.27%, 12/04/07	83,164
80,000	Northern Rock plc,
	5.35%, 01/18/08	79,444
	Picaros Funding LLC,
87,000	5.21%, 12/04/07 (e)	86,963
89,500	5.28%, 12/14/07	89,331
198,000	5.35%, 01/16/08	196,683
100,000	Prudential plc,
	4.78%, 04/24/08	98,119
	Raiffeisen Zentralbank Oesterreich AG,
12,345	5.08%, 12/11/07	12,328
200,000	5.09%, 12/17/07	199,552
300,000	5.09%, 12/21/07	299,159
	Ranger Funding,
195,000	5.17%, 01/25/08	193,475
94,500	5.40%, 01/24/08	93,742
128,065	Rhein-Main Securities Ltd.,
	5.17%, 01/25/08	127,067
	Royal Bank of Scotland, New York,
324,680	4.84%, 05/21/08	317,343
105,000	4.86%, 05/21/08	102,622
	Scaldis Capital LLC,
200,000	5.00%, 02/15/08 (e)	197,914
500,000	5.01%, 02/14/08 (e)	494,842
50,000	5.12%, 03/20/08 (e)	49,238
368,000	5.16%, 03/25/08 (e)	362,040
18,014	5.24%, 12/14/07 (e)	17,980
202,000	5.24%, 12/18/07 (e)	201,506
191,400	5.27%, 02/19/08	189,188
200,000	5.27%, 02/20/08 (e)	197,660
	Sedna Finance, Inc.,
50,000	5.34%, 01/28/08 (i)	49,580

227,035	5.36%, 01/18/08	225,457
	Sheffield Receivables Co.,
20,500	5.27%, 02/14/08	20,278
71,200	5.40%, 01/29/08	70,576
	Silver Tower U.S. Funding LLC,
115,000	5.31%, 12/13/07	114,799
169,000	5.57%, 01/28/08	167,497
400,000	Skandinaviska Enskilda Banken AB,
	4.76%, 04/25/08	392,460
	Societe Generale,
603,000	4.81%, 02/04/08	597,828
13,520	5.37%, 03/04/08	13,338
	Solitaire Funding LLC,
122,250	4.85%, 01/22/08 (e)	121,402
100,000	4.86%, 01/30/08 (e)	99,200
419,000	5.13%, 01/23/08	415,879
300,000	5.13%, 01/25/08 (e)	297,681
200,000	5.28%, 12/21/07	199,421
524,610	5.60%, 02/15/08 (e)	518,574
	St. George Bank Ltd. (Australia),
50,000	4.85%, 02/04/08	49,568
200,000	5.17%, 12/17/07 (e)	199,545
60,000	5.22%, 12/27/07	59,777
	Swedbank AB (Sweden),
300,000	5.12%, 02/15/08	296,814
300,000	5.12%, 02/19/08	296,647
300,000	5.13%, 04/17/08	294,250
95,900	5.34%, 01/14/08	95,291
	Swedbank Hypotek AB (Sweden),
132,000	4.83%, 04/24/08	129,493
300,000	4.83%, 04/25/08	294,263
	Tempo Finance Corp.,
25,000	4.86%, 02/04/08	24,783
60,000	5.35%, 01/22/08	59,548
	Thames Asset Global Securitization, Inc.,
70,000	5.07%, 12/17/07 (e)	69,843
50,814	5.38%, 12/05/07 (e)	50,784
111,400	Ticonderoga Funding LLC,
	5.17%, 01/28/08	110,481
103,765	Tulip Funding Corp.,
	5.38%, 03/06/08	102,298
	UBS Finance Delaware LLC,
574,770	5.14%, 04/03/08	564,861
586,340	5.44%, 03/10/08	577,716
	Valcour Bay Capital Co. LLC,
257,989	5.50%, 03/04/08	254,395
299,397	5.50%, 03/07/08 (e)	295,097
57,533	5.51%, 02/21/08	56,832
102,754	5.52%, 02/04/08 (e)	101,758
93,700	Variable Funding Capital,

	5.01%, 02/08/08	92,811
411,000	Westpac Trust Securities Ltd.,
	5.02%, 10/30/08	411,000
	Windmill Funding Corp.,
184,250	5.01%, 02/13/08	182,375
14,900	5.22%, 12/07/07	14,887
250,000	5.53%, 01/07/08	248,587
	Yorktown Capital LLC,
156,000	4.99%, 02/14/08	154,398
134,000	5.07%, 12/12/07	133,793
164,100	5.15%, 01/25/08 (e)	162,821
	Total Commercial Paper
	(Cost $38,841,064)	38,841,064

Corporate Notes — 13.1%

Capital Markets — 0.5%
250,000	Lehman Brothers Holdings, Inc.,
	4.86%, FRN, 12/24/07	250,000
345,000	Merrill Lynch & Co., Inc.,
	4.77%, FRN, 01/04/08	345,000
		595,000

Commercial Banks — 6.6%
	ANZ National International Ltd. (United Kingdom),
130,000	4.67%, FRN, 12/07/07 (e) (m)	130,000
85,400	5.31%, FRN, 01/14/08 (e) (m)	85,344
	Australia & New Zealand Banking Group Ltd. (Australia),
100,000	4.80%, FRN, 12/24/07 (e)	100,000
	Bank of America, N.A.,
553,000	4.57%, FRN, 12/04/07	553,000
283,250	5.25%, FRN, 05/05/08	283,250
	Bank of Scoltnad plc (United Kingdom),
150,000	4.64%, FRN, 12/07/07 (e)	150,000
570,000	4.79%, FRN, 01/02/08 (e)	570,000
300,000	5.28%, FRN, 12/24/07 (e)	300,000
600,000	Bayerische Landesbank Hessen (Germany),
	4.85%, FRN, 12/24/07	600,000
	BNP Paribas (France),
225,000	4.79%, FRN, 12/26/07 (e)	225,000
215,000	4.90%, FRN, 02/19/08 (e)	215,000
100,000	Caisse Nationale des Caisses d'Epargne et de Prevoyance (France),
	4.85%, FRN, 02/11/08 (e)	100,000
290,000	Caja de Ahorros y Monte de Piedad de Madrid (Spain),
	5.35%, FRN, 01/22/08	289,997
	Credit Agricole S.A. (France),
315,000	5.14%, FRN, 01/23/08 (e)	315,000
292,000	5.18%, FRN, 12/24/07 (e)	292,000
200,000	Fifth Third Bancorp,
	4.79%, FRN, 12/24/07 (e)	200,000
150,000	Fortis Bank N.V.,
	5.17%, FRN, 01/22/08 (e)	150,000
590,000	Natexis Banques Populaires,

	4.56%, FRN, 12/05/07	589,999
133,000	Royal Bank of Canada (Canada),
	4.65%, FRN, 01/06/08 (e)	133,000
250,000	Royal Bank of Scotland plc (United Kingdom),
	4.78%, FRN, 12/21/07 (e)	250,000
85,000	Societe Generale (France),
	4.70%, FRN, 01/02/08 (e)	85,000
150,000	Svenska Handelsbanken AB (Sweden),
	4.63%, FRN, 12/31/07 (e)	150,000
275,000	UBS AG (Switzerland),
	4.63%, FRN, 12/17/07	275,000
	Wells Fargo & Co.,
271,000	4.74%, FRN, 01/03/08	271,000
360,000	4.77%, FRN, 12/18/07	360,000
175,000	4.77%, FRN, 01/02/08	175,000
	Westpac Banking Corp.,
196,000	4.66%, 01/06/08 (e)	196,000
160,000	5.78%, 12/11/07	160,000
		7,203,590

Diversified Financial Services — 5.8%
	Beta Finance, Inc.,
167,900	5.37%, 06/09/08 (e) (i) (s)	167,900
50,000	5.71%, FRN, 12/10/07 (e) (i) (s)	50,002
	CC USA, Inc.,
40,535	5.37%, 06/09/08 (e) (i) (s)	40,535
200,000	4.56%, FRN, 01/16/08 (e) (i) (s)	199,997
200,000	5.19%, FRN, 12/27/07 (e) (i) (s)	200,015
525,000	Citigroup Funding, Inc.,
	4.88%, FRN, 02/13/08	525,000
	Dorada Finance, Inc.,
136,000	4.56%, FRN, 01/16/08 (e) (i) (s)	135,998
85,000	5.19%, FRN, 12/27/07 (e) (i) (s)	85,006
	Five Finance, Inc.,
140,000	4.56%, FRN, 01/11/08 (e) (i) (s)	139,998
100,000	4.91%, FRN, 02/20/08 (e) (i) (s)	99,989
	General Electric Capital Corp.,
220,000	4.81%, FRN, 12/24/07	220,000
350,000	5.16%, FRN, 12/07/09	350,000
	K2 (USA) LLC,
105,000	5.36%, 06/09/08 (e) (i) (s)	105,028
40,000	4.57%, FRN, 12/03/07 (e) (i) (s)	40,000
200,000	4.76%, FRN, 12/27/07 (e) (i) (s)	199,987
100,000	4.83%, FRN, 02/16/08 (e) (i) (s)	99,993
260,000	4.85%, FRN, 02/15/08 (e) (i) (s)	259,963
70,000	5.20%, FRN, 01/11/08 (e) (i) (s)	69,995
82,500	5.65%, FRN, 12/17/08 (e) (i) (s)	82,495
	Links Finance LLC,
150,000	4.57%, FRN, 02/25/08 (e) (i) (s)	149,997
150,000	4.83%, FRN, 02/15/08 (e) (i) (s)	149,993
150,000	4.84%, FRN, 02/06/08 (e) (i) (s)	149,990

100,000	4.84%, FRN, 02/19/08 (e) (i) (s)	99,995
50,000	4.85%, FRN, 02/15/08 (e) (i) (s)	49,993
100,000	4.87%, FRN, 02/01/08 (e) (i) (s)	99,996
116,000	5.16%, FRN, 12/27/07 (e) (i) (s)	115,996
131,000	5.19%, FRN, 01/02/08 (e) (i) (s)	130,996
300,000	5.55%, FRN, 12/20/07 (e) (i) (s)	299,991
	Sigma Finance, Inc.,
300,000	4.56%, FRN, 12/04/07 (e) (i) (s)	299,985
150,000	4.57%, FRN, 12/20/07 (e) (i) (s)	149,992
90,000	4.57%, FRN, 02/01/08 (e) (i) (s)	89,999
200,000	4.57%, FRN, 02/15/08 (e) (i) (s)	199,996
197,000	4.57%, FRN, 02/29/08 (e) (i) (s)	196,990
200,000	4.82%, FRN, 02/15/08 (e) (i) (s)	199,996
165,000	4.84%, FRN, 02/07/08 (e) (i) (s)	164,977
250,000	4.99%, FRN, 02/22/08 (e) (i) (s)	249,981
50,000	Structured Asset Repackaged Trust,
	4.73%, FRN, 12/17/07 (e) (i)	50,000
	Tango Finance Corp.,
100,000	4.57%, FRN, 01/24/08 (e) (i) (s)	99,999
99,000	4.75%, FRN, 12/24/07 (e) (i) (s)	98,998
200,000	5.20%, FRN, 01/14/08 (e) (i) (s)	199,988
		6,319,749

Insurance — 0.1% (g)
50,000	Allstate Life Global Funding Trusts,
	4.69%, FRN, 01/04/08 (m)	50,000

Thrifts & Mortgage Finance — 0.1%
135,000	Bancaja U.S. Debt S.A.U. (Spain),
	5.40%, FRN, 01/23/08 (e)	135,000
	Total Corporate Bonds
	(Cost $14,303,339)	14,303,339

Funding Agreements — 0.6%

Insurance — 0.6%
200,000	Metropolitan Life Insurance Co.,
	5.74%, FRN, 03/17/08 (e) (i)	200,000
	New York Life Insurance Co.,
300,000	5.39%, FRN, 02/22/08 (e) (i)	300,000
200,000	5.39%, FRN, 07/24/08 (e) (i)	200,000
	Total Funding Agreements
	(Cost $700,000)	700,000

Master Notes — 1.7%
	Citigroup Global Markets Holdings, Inc.,
550,000	4.76%, FRN, 05/19/08	550,000
250,000	4.79%, FRN, 05/19/08	250,000
	Morgan Stanley & Co., Inc.,
70,000	4.89%, FRN, 01/07/08 (i)	70,000
1,000,000	4.89%, FRN, 01/07/08 (i)	1,000,000
	Total Master Notes
	(Cost $1,870,000)	1,870,000

Municipal Bond — 0.1%
60,000	New York City, Taxable,
	Sub Series A-10, GO, VAR, FSA, 4.94%, 11/01/21
	(Cost $60,000)	60,000

Promissory Note — 0.1%
140,000	Goldman Sachs & Co.,
	5.43%, 03/07/08 (i)
	(Cost $140,000)	140,000

Repurchase Agreements — 14.6%
792,866	Bank of America Corp., 4.63%, dated 11/30/07, due 12/03/07, repurchase
	price $793,172, collateralized by U.S. Treasury securities with a value	792,866
	of $ 808,723
1,000,000	Bank of America Corp., 4.77%, dated 11/30/07, due 12/03/07, repurchase
	price $1,000,398, collateralized by U.S. Treasury securities with a value	1,000,000
	of $ 1,030,000
700,000	Barclays Capital, Inc., 4.77%, dated 11/30/07, due 12/03/07, repurchase
	price $700,278, collateralized by U.S. Treasury securities with a value	700,000
	of $721,000
1,300,000	Citigroup, Inc., 4.77%, dated 11/30/07, due 12/03/07, repurchase price
	$1,300,517, collateralized by U.S. Treasury securities with a value	1,300,000
	of $1,339,000
1,200,000	Citigroup, Inc., 4.81%, dated 11/30/07, due 12/03/07, repurchase price
	$1,200,481, collateralized by U.S. Treasury securities with a value	1,200,000
	of $1,236,000
8,270,000	Deutsche Bank Securities, Inc., 4.65%, dated 11/30/07, due 12/03/07,
	repurchase price $8,273,205, collateralized by U.S. Treasury securities	8,270,000
	with a value of $8,435,400
1,150,000	Deutsche Bank Securities, Inc., 4.76%, dated 11/30/07, due 12/03/07,
	repurchase price $1,150,456, collateralized by U.S. Treasury securities	1,150,000
	with a value of $1,184,500
850,000	Goldman Sachs & Co., 4.77%, dated 11/30/07, due 12/03/07, repurchase
	price $850,338, collateralized by U.S. Treasury securities with a value	850,000
	of $ 875,500
700,000	Morgan Stanley & Co., Inc., 4.80%, dated 11/30/07, due 12/03/07,
	repurchase price $700,280, collateralized by U.S. Treasury securities with	700,000
	a value of $721,527
	Total Repurchase Agreements
	(Cost $15,962,866)	15,962,866

Time Deposits — 12.8%
500,000	Bank of Montreal,
	4.75%, 12/03/07	500,000
1,000,000	Bayerische Landesbank,
	9.50%, 01/02/08	1,000,000
1,420,000	Calyon N.A. Co.,
	4.70%, 12/03/07	1,420,000
675,000	Credit Industriel et Commercial,
	4.68%, 12/03/07	675,000
924,575	Deutsche Bank AG,

	4.75%, 12/03/07	924,575
800,000	DZ Bank AG,
	4.70%, 12/03/07	800,000
3,000,000	ING Bank N.V.,
	4.66%, 12/03/07	3,000,000
500,000	KBC Bank N.V.,
	4.75%, 12/03/07	500,000
1,620,000	Landesbank Hessen,
	4.70%, 12/03/07	1,620,000
224,000	Lehman Brothers, Inc.,
	5.36%, 12/03/07	224,000
1,727,097	PNC Bank N.A.,
	4.72%, 12/03/07	1,727,097
1,000,000	RBS Citizens N.A.,
	4.72%, 12/03/07	1,000,000
700,000	Royal Bank of Scotland, New York,
	4.66%, 12/03/07	700,000
	Total Time Deposits
	(Cost $14,090,672)	14,090,672

Total Investments — 100.9%
(Cost $110,643,917) *	110,643,917

Liabilities in Excess of Other Assets — (0.9)%	(964,932)

NET ASSETS — 100.0%	$109,678,985

Percentages indicated are based on net assets.

ABBREVIATIONS

*	The cost of securities is substantially the same for federal income tax purposes.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.01%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
FRN	Floating Rate Note. The interest rate shown is the interest rate in effect as of November 30, 2007.
FSA	Financial Security Assurance
GO	General Obligation
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.

JPMorgan Real Return Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

Long-Term Investments — 117.9%

Asset-Backed Securities — 2.2%
715	GSAMP Trust,
	Series 2005-WMC2, Class A2B, FRN, 5.05%, 11/25/35 (m)	708
706	Residential Asset Securities Corp,
	Series 2005-KS10, Class 1A2, FRN, 5.04%, 11/25/35 (m)	686
250	Soundview Home Equity Loan Trust,
	Series 2005-OPT4, Class M2, FRN, 5.34%, 12/25/35 (i) (m)	198
	Total Asset-Backed Securities
	(Cost $1,671)	1,592

Collateralized Mortgage Obligations — 5.4%

Agency CMO — 1.4%
1,021	Federal National Mortgage Association REMICS,
	Series 2006-60, Class DF, FRN, 5.21%, 04/25/35 (m)	1,015

Non-Agency CMO — 4.0%
	Adjustable Rate Mortgage Trust,
242	Series 2005-12, Class 5A1, FRN, 5.04%, 03/25/36 (m)	233
589	Series 2006-3, Class 4A11, FRN, 4.97%, 08/25/36 (m)	572
423	Downey Savings & Loan Association Mortgage Loan Trust,
	Series 2005- AR6, Class 2A1A, FRN, 4.98%, 10/19/45 (m)	410
	Harborview Mortgage Loan Trust,
371	Series 2005-8, Class 1A2A, FRN, 5.02%, 09/19/35 (m)	361
410	Series 2005-11, Class 2A1A, FRN, 5.00%, 08/19/45 (m)	402
175	Series 2006-8, Class 2A1A, FRN, 4.96%, 08/21/36 (m)	170
417	Indymac Index Mortgage Loan Trust,
	Series 2005-AR18, Class 2A1A, FRN, 5.10%, 10/25/36 (m)	406
404	Residential Accredit Loans, Inc.,
	Series 2006-QO4, Class 2A1, FRN, 4.98%, 04/25/46 (m)	392
		2,946
	Total Collateralized Mortgage Obligations
	(Cost $4,056)	3,961

Corporate Bonds — 2.0%

Capital Markets — 0.7%
500	Merrill Lynch & Co., Inc.,
	FRN, 5.10%, 10/27/08 (m)	498

Diversified Telecommunication Services — 0.3%
250	AT&T, Inc.,
	FRN, 5.08%, 11/14/08 (m)	249

Oil, Gas & Consumable Fuels — 1.0%
725	Gazprom International S.A. (Russia),
	7.20%, 02/01/20 (i)	739
	Total Corporate Bonds
	(Cost $1,498)	1,486

Foreign Government Securities — 1.2%
Citigroup Funding, Inc.,
105	Zero Coupon, 05/12/08 (linked to Dominican Republic Notes,

	Zero Coupon, 05/12/08) (Dominican Republic) (e) (i) (m)	105
50	Zero Coupon, 05/12/08 (linked to Dominican Republic Notes,
	Zero Coupon, 05/12/08) (Dominican Republic) (e) (i) (m)	49
170	VAR, 0.00%, 06/20/12 (linked to Ghana Treasury Bonds, 0.00%
	06/20/12) (Ghana) (e) (i) (m)	152
EGP 500	Credit Suisse First Boston,
	Zero Coupon, 05/06/08 (linked to Egypt Treasury Bill, Zero
	Coupon, 05/06/08) (Egypt) (e) (i)	88
$160	IIRSA Norte Finance Ltd. (Peru),
	8.75%, 05/30/24	182
BRL 200	Lehman Brothers Holdings, Inc.,
	10.00%, 01/03/12 (linked to Brazilian Real Notes, 10.00%, 01/03/12)
	(Brazil) (e) (i) (m)	108
ARS 600	Republic of Argentina (Argentina),
	VAR, 0.00%, 03/25/10 (i)	190
	Total Foreign Government Securities
	(Cost $941)	874

Mortgage Pass-Through Securities — 23.6%
	Federal National Mortgage Association, Various Pools
6,000	TBA, 5.50%, 12/25/37	6,009
7,850	TBA, 6.00%, 12/25/37 - 01/25/38	7,978
3,400	TBA, 6.50%, 12/25/37 - 01/25/38	3,496
	Total Mortgage Pass-Through Securities
	(Cost $17,299)	17,483

U.S. Treasury Obligations — 83.5%
	U.S. Treasury Inflation Indexed Bonds,
2,384	2.38%, 01/15/25 (m)	2,535
1,566	2.38%, 01/15/27 (m)	1,679
590	3.88%, 04/15/29 (m)	792
	U.S. Treasury Inflation Indexed Notes,
4,721	0.88%, 04/15/10 (m)	4,707
4,105	1.63%, 01/15/15	4,134
7,645	1.88%, 07/15/13 (m)	7,898
5,938	1.88%, 07/15/15	6,085
2,979	2.00%, 01/15/14 (m)	3,083
5,064	2.00%, 07/15/14 (m)	5,245
3,403	2.00%, 01/15/16	3,510
12	2.05%, 04/15/12	13
4,727	2.38%, 04/15/11	4,928
781	2.38%, 01/15/17	830
480	2.58%, 07/15/16	515
654	2.64%, 07/15/17	712
6,001	3.00%, 07/15/12 (k)	6,501
2,384	3.50%, 01/15/11 (m)	2,567
3,903	3.88%, 01/15/09 (m)	4,034
1,840	4.25%, 01/15/10 (m)	1,970
	Total U.S. Treasury Obligations
	(Cost $59,155)	61,738
	Total Long-Term Investments
	(Cost $84,620)	87,134

Number of Contracts

Options Purchased — 0.1%

Call Options Purchased — 0.0% (g)
5	10 Year U.S. Treasury Note Futures, Expiring 12/21/07 @ $112.00,
	American Style	8
4	90 Day Eurodollar Futures, Expiring 12/17/07 @ $95.00,
	American Style	2
7	90 Day Eurodollar Futures, Expiring 03/17/08 @ $95.75,
	American Style	4

Notional Amount ($)

	Call Options Purchased on Interest Rate Swaps:
AUD 6,300	Expiring 12/21/07. If exercised the Fund receives 7.20% and pays
	floating 3 month AUD-BBR expiring 12/24/08, European Style	4
	Total Call Options Purchased	18

Foreign Currency Options Purchased — 0.0% (g)
NZD 7	NZD Call/MXN Put, Expiring 12/28/07 @ 1 NZD to
	6 MXN, One Touch, European Style	0
96	NZD Put/JPY Call, Expiring 01/23/08 @ 1 NZD to 75 JPY,
	Vanilla, European Style	1
37	NZD Put/MXN Call, Expiring 01/03/08 @ 1 NZD to 6.9 MXN,
	Vanilla, European Style	0
$ 131	USD Put/JPY Call, Expiring 12/28/07 @ 1 USD to 110 JPY,
	KnockIn 122 JPY, European Style	2
	Total Foreign Currency Options Purchased	3
Number of Contracts

Put Options Purchased — 0.1%
6	20 Year U.S. Treasury Bond Futures, Expiring 05/23/08 @ $109.00,	4
	American Style
6	20 Year U.S. Treasury Bond Futures, Expiring 05/23/08 @ $112.00,	8
	American Style

Notional Amount ($)

	Put Options Purchased on Interest Rate Swaps:
AUD 4,000	Expiring 01/21/08. If exercised the Fund pays 7.35% and receives
	floating 3 month AUD-BBR expiring 01/22/09, European Style	5
CHF 3,350	Expiring 02/29/08. If exercised the Fund pays 3.00% and receives
	floating 6 month CHF LIBOR expiring 03/04/10, European Style	0
$2,360	Expiring 11/03/08. If exercised the Fund pays 5.23% and receives
	floating 3 month LIBOR expiring 11/05/18, European Style	33
	Total Put Options Purchased	50
	Total Options Purchased
	(Cost $77)	71
Shares

Short-Term Investments — 1.8%

Investment Company — 1.6%
1,224	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	1,224
(Cost $1,224)

Principal Amount ($)

U.S. Treasury Obligation — 0.2%
140	U.S. Treasury Bill,
	4.85%, 01/17/08 (m) (n)	139

(Cost $139)
Total Short-Term Investments
(Cost $1,363)	1,363

Total Investments — 119.8%
(Cost $86,060)	88,568

Liabilities in Excess of Other Assets — (19.8)%	(14,646)

NET ASSETS — 100.0%	$73,922

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/07	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	Euro-Bobl	December, 2007	$ 636	$ (3)
13	Eurodollar	December, 2007	3,093	1
1	2 Year U.S. Treasury Notes	March, 2008	210	—	(h)
32	5 Year U.S. Treasury Notes	March, 2008	3,524	8
36	10 Year U.S. Treasury Notes	March, 2008	4,075	25
2	U.S. Treasury Bonds	March, 2008	234	(1)
1	Eurodollar	December, 2009	240	3
	Short Futures Outstanding
(44)	5 Year U.S. Treasury Notes	December, 2007	(4,857)	(15)
(12)	5 Year Swap Future	December, 2007	(1,298)	(31)
(6)	10 Year Swap Future	December, 2007	(666)	(21)
(3)	Eurodollar	December, 2007	(714)	1
(2)	Euro-Bund	December, 2007	(335)	3
(7)	2 Year U.S. Treasury Notes	March, 2008	(1,471)	2
(33)	5 Year U.S. Treasury Notes	March, 2008	(3,634)	(7)
(24)	10 Year U.S. Treasury Notes	March, 2008	(2,717)	(5)
(19)	U.S. Treasury Bonds	March, 2008	(2,227)	10
(3)	Eurodollar	December, 2008	(724)	(12)
				$ (42)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 11/30/07		NET UNREALIZED APPRECIATION (DEPRECIATION)
16,605	AUD	12/13/07	$ 15		$ 15		$ -	(h)
471,822	AUD	02/19/08	420		415		(5)
134,035	AUD	for
114,866	CAD	02/19/08	115	#	118	#	3
6,354	AUD	for
3,784	EUR	12/13/07	6	#	6	#	—	(h)
16,015	AUD	for
1,598,539	JPY	12/13/07	14	#	14	#	—	(h)
296,539	AUD	for
351,339	NZD	02/19/08	266	#	261	#	(5)
18,478	CAD	12/13/07	19		18		(1)
13,340	CAD	02/19/08	14		13		(1)
1,025,833	CHF	02/19/08	919		911		(8)
270,202	CHF	for
243,449	CAD	02/19/08	244	#	240	#	(4)
281,456	CHF	for
1,599,635	SEK	02/19/08	251	#	250	#	(1)
630,661	CZK	for
24,036	EUR	02/19/08	35	#	35	#	—	(h)
531,256	EUR	02/19/08	781		778		(3)
253,365	EUR	for
180,035	GBP	02/19/08	369	#	371	#	2
9,586	EUR	for
2,444,700	HUF	02/19/08	14	#	14	#	—	(h)
24,052	EUR	for
2,241,524	ISK	02/19/08	36	#	35	#	(1)
20,693	EUR	for
3,249,488	JPY	12/13/07	29	#	30	#	1
128,626	EUR	for
247,633	NZD	02/19/08	187	#	188	#	1
9,562	EUR	for
34,761	RON	02/19/08	14	#	14	#	—	(h)
12,440	EUR	for
115,802	SEK	12/13/07	18	#	18	#	—	(h)
172,291	EUR	for
1,603,602	SEK	02/19/08	251	#	252	#	1
9,586	EUR	for
317,813	SKK	02/19/08	14	#	14	#	—	(h)
5,474	EUR	for
56,126	ZAR	12/13/07	8	#	8	#	—	(h)
3,430	GBP	12/13/07	7		7		—	(h)
284,109	GBP	02/19/08	586		583		(3)
2,295	GBP	for
4,736	CAD	12/13/07	5	#	5	#	—	(h)
240,778	GBP	for
334,264	EUR	02/19/08	490	#	494	#	4
2,717	GBP	for
604,716	JPY	12/13/07	5	#	6	#	1
88,573	GBP	for
19,399,035	JPY	02/19/08	176	#	182	#	6
6,252	GBP	for
80,985	SEK	12/13/07	13	#	13	#	—	(h)
16,983,990	HUF	02/19/08	97		98		1
5,838,222	ISK	02/19/08	94		93		(1)
36,630,844	JPY	12/13/07	324		330		6
71,939,431	JPY	02/19/08	655		653		(2)
1,585,620	JPY	for
15,497	AUD	02/19/08	14	#	14	#	—	(h)
2,270,279	JPY	for
19,198	CAD	12/13/07	19	#	20	#	1
20,498,567	JPY	for
89,618	GBP	02/19/08	184	#	186	#	2
2,261,984	JPY	for
138,076	ZAR	12/13/07	20	#	20	#	—	(h)
1,383,770	MXN	02/19/08	126		126		—	(h)
3,804,896	NOK	02/19/08	702		685		(17)
672,439	NOK	for
86,368	EUR	02/19/08	126	#	121	#	(5)
111,919	NZD	02/19/08	84		85		1
35,303	PLN	for
9,562	EUR	02/19/08	14	#	14	#	—	(h)
65,345	RON	02/19/08	28		27		(1)
52,219	SEK	12/13/07	8		8		—	(h)
449,653	SEK	02/19/08	72		70		(2)
3,203,238	SEK	for
345,406	EUR	02/19/08	506	#	502	#	(4)
90,204	SEK	for
79,850	ZAR	12/13/07	12	#	14	#	2
132,313	SGD	02/19/08	92		92		—	(h)
133,529	TRY	02/19/08	108		110		2
211,636	ZAR	12/13/07	29		31		2
185,927	ZAR	02/19/08	27		27		—	(h)
78,530	ZAR	for
8,249	EUR	12/13/07	12	#	12	#	—	(h)
43,551	ZAR	for
744,095	JPY	12/13/07	7	#	6	#	(1)
			$ 8,681		$ 8,652		$ (29)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 11/30/07		NET UNREALIZED APPRECIATION (DEPRECIATION)
51,891	AUD	12/13/07	$ 44		$ 46		$ (2)
104,195	AUD	02/19/08	92		92		-	(h)
17,207	CAD	12/13/07	17		17		-	(h)
566,287	CAD	02/19/08	591		567		24
40,000	CHF	12/13/07	34		35		(1)
920,618	CHF	02/19/08	824		817		7
1,579,984	CZK	02/19/08	87		88		(1)
26,097	EUR	12/13/07	36		38		(2)
544,999	EUR	02/19/08	798		798		-	(h)
57,026	GBP	12/13/07	114		117		(3)
297,818	GBP	02/19/08	614		611		3
271,320	ILS	02/19/08	69		71		(2)
36,811,533	JPY	12/13/07	326		332		(6)
81,096,177	JPY	02/19/08	751		737		14
931,800	MXN	02/19/08	85		85		-	(h)
542,357	NOK	02/19/08	100		98		2
2,462	NZD	12/13/07	2		2		-	(h)
18,276	NZD	02/19/08	14		14		-	(h)
357,867	PLN	12/13/07	135		145		(10)
108,361	PLN	02/19/08	43		44		(1)
13,879	SEK	12/13/07	2		2		-	(h)
1,861,761	SEK	02/19/08	293		292		1
544,381	SGD	02/19/08	378		378		-	(h)
1,311,979	SKK	02/19/08	58		58		-	(h)
35,386	TRY	02/19/08	29		29		-	(h)
			$ 5,536		$ 5,513		$ 23

# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 11/30/07 of the currency being sold, and the value at 11/30/07 is the U.S. Dollar market value of the currency being purchased.
Short Positions
PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$ (1,990)	FNMA, TBA, 5.00%, 07/25/37	$ (1,950)
(1,700)	FNMA, TBA, 5.50%, 01/25/38	(1,703)
	(Proceeds received $3,666)	$ (3,653)

Options Written

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Mid-Curve, American Style	$95.75	03/14/08	7	$(14)
10 Year U.S. Treasury Notes Futures, American Style	108.00	12/17/07	26	(4)
10 Year U.S. Treasury Notes Futures, American Style	111.00	12/17/07	18	(51)
10 Year U.S. Treasury Notes Futures, American Style	112.00	12/17/07	24	(53)
10 Year U.S. Treasury Notes Futures, American Style	113.00	12/17/07	28	(46)
10 Year U.S. Treasury Notes Futures, American Style	114.00	12/17/07	6	(7)
10 Year U.S. Treasury Notes Futures, American Style	115.00	12/21/07	5	(2)
90 Day Eurodollar Futures, American Style	95.25	12/17/07	5	(1)
90 Day Eurodollar Futures, American Style	95.38	12/17/07	4	—(h)
(Premiums received of $102)				$(178)

Call Options Written on Interest Rate Swaps *****

COUNTERPARTY	EXERCISE RATE	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Union Bank of Switzerland AG	7.35% quarterly*	12/21/07	12/24/08	AUD 6,300	$(4)
(Premiums received of $2)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
10 Year U.S. Treasury Notes Futures, American Style	$109.00	12/17/07	1	$ —	(h)
10 Year U.S. Treasury Notes Futures, American Style	112.00	12/17/07	9	(9)
10 Year U.S. Treasury Notes Futures, American Style	113.00	12/17/07	21	(31)
20 Year U.S. Treasury Notes Futures, American Style	110.00	05/23/08	12	(11)
90 Day Eurodollar Futures, American Style	95.25	12/17/07	5	(2)
(Premiums received of $60)				$(53)

Foreign Currency Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
NZD Put/JPY Call, Vanilla, European Style	JPY 70.00	01/23/08	NZD 96	$ —	(h)
(Premiums received of $1)

Put Options Written on Interest Rate Swaps*****

COUNTERPARTY	EXERCISE RATE	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
BNP Paribas	3.15% semi-annually**	02/29/08	03/04/10	CHF 6,700	$ —	(h)
Deutsche Bank AG, New York	7.48% quarterly***	01/21/08	01/22/09	AUD 8,000	(7)
Merrill Lynch Capital Services	4.70% semi-annually****	11/03/08	11/05/10	$ 9,720	(24)
(Premiums received of $56)					$(31)

* The Fund would receive a floating rate based on 3-month AUD BBR, if exercised.
** The Fund would pay a floating rate based on 6-month CHF LIBOR, if exercised.
*** The Fund would pay a floating rate based on 6-month AUD BBR, if exercised.
**** The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.
***** European Style
Interest Rate Swaps

	Rate Type (r)
	Payments made by	Payments received by	Termination	Notional
Swap Counterparty	the Fund	the Fund	Date	Amount	Value
Bank of America	5.55% semi-annually	3 month LIBOR quarterly	06/14/12	$1,230	$(86)
Bank of America	5.17% semi-annually	3 month LIBOR quarterly	11/17/17	510	(23)
Barclays Bank plc	4.67% annually	3 month STIBOR quarterly	11/13/12	SEK 8,000	(1)
Barclays Bank plc	3 month LIBOR quarterly	4.21% semi-annually	11/29/12	$4,570	6
Barclays Bank plc	4.78% annually	3 month STIBOR quarterly	11/13/17	SEK 4,500	1
Barclays Bank plc	5.17% semi-annually	3 month LIBOR quarterly	11/17/17	$510	(23)
Barclays Bank plc	Inflation-linked to UKRPI annually	3.54% annually	10/04/32	GBP 290	1
Barclays Bank plc	4.95% semi-annually	3 month LIBOR quarterly	11/29/37	$1,295	-	(h)
BNP Paribas	3 month JIBAR quarterly	8.24% quarterly	02/21/12	ZAR 1,750	(16)
BNP Paribas	4.18% annually	6 month EURIBOR semi-annually	02/23/12	EUR 170	(3)
BNP Paribas	3 month JIBAR quarterly	8.40% quarterly	02/28/12	ZAR 2,070	(17)
BNP Paribas	4.10% annually	6 month EURIBOR semi-annually	03/02/12	EUR 200	(2)
Citibank, N.A.	3 month LIBOR quarterly	5.05% semi-annually	10/01/13	$1,820	59
Citibank, N.A.	5.37% semi-annually	3 month LIBOR quarterly	10/01/18	1,040	(54)
Credit Suisse International	6 month GBP LIBOR semi-annually	5.75% semi-annually	10/05/09	GBP 2,140	17
Credit Suisse International	5.42% semi-annually	6 month GBP LIBOR semi-annually	10/05/17	520	(19)
Deutsche Bank AG, New York	3 month LIBOR quarterly	4.65% semi-annually	12/10/09	$4,160	58
Deutsche Bank AG, New York	9.50% quarterly	3 month JIBAR quarterly	11/12/12	ZAR 6,030	14
Deutsche Bank AG, New York	5.04% semi-annually	3 month LIBOR quarterly	08/15/14	$867	(40)
Deutsche Bank AG, New York	5.23% semi-annually	3 month LIBOR quarterly	10/19/17	575	(28)
Deutsche Bank AG, New York	5.17% semi-annually	3 month LIBOR quarterly	12/10/17	1,005	(43)
Deutsche Bank AG, New York	Inflation-linked to AUCPI annually	3.14% annually	08/11/21	AUD 450	(11)
Goldman Sachs Capital Management	6 month BUBOR semi-annually	7.02% annually	10/03/09	HUF 332,710	(12)
Goldman Sachs Capital Management	3 month LIBOR quarterly	4.75% semi-annually	12/10/09	$3,815	61
Goldman Sachs Capital Management	9.82% quarterly	3 month JIBAR quarterly	11/28/12	ZAR 5,100	2
Goldman Sachs Capital Management	4.92% semi-annually	3 month LIBOR quarterly	05/18/16	$1,100	(30)
Goldman Sachs Capital Management	5.24% semi-annually	3 month LIBOR quarterly	12/10/17	920	(45)
HSBC Bank plc	4.77% annually	6 month EURIBOR semi-annually	07/27/17	EUR 190	(5)
HSBC Bank plc	6 month WIBOR semi-annually	5.60% annually	07/27/17	PLN 730	(4)
Merrill Lynch International	6 month CAD-BA-CDOR semi-annually	4.72% semi-annually	08/21/12	CAD 820	10
Merrill Lynch International	4.95% semi-annually	6 month CAD-BA-CDOR semi-annually	08/21/17	460	(11)
Morgan Stanley Capital Services	6 month WIBOR semi-annually	4.62% annually	01/29/09	PLN 5,090	16
Morgan Stanley Capital Services	6 month WIBOR semi-annually	4.88% annually	04/06/09	18,595	83
Morgan Stanley Capital Services	6 month GBP LIBOR semi-annually	6.25% semi-annually	06/13/09	GBP 1,850	45
Morgan Stanley Capital Services	6 month WIBOR semi-annually	5.46% annually	10/08/09	PLN 3,276	(11)
Morgan Stanley Capital Services	9.65% quarterly	3 month JIBAR quarterly	11/21/12	ZAR 5,130	7
Morgan Stanley Capital Services	5.03% annually	6 month WIBOR semi-annually	01/29/17	PLN 1,230	11
Morgan Stanley Capital Services	5.15% annually	6 month WIBOR semi-annually	04/06/17	4,511	23
Morgan Stanley Capital Services	5.90% semi-annually	6 month GBP LIBOR semi-annually	06/13/17	GBP 420	(51)
Morgan Stanley Capital Services	4.92% annually	6 month EURIBOR semi-annually	06/26/17	EUR 190	(9)
Morgan Stanley Capital Services	6 month WIBOR semi-annually	5.68% annually	06/26/17	PLN 770	1
Morgan Stanley Capital Services	5.61% annually	6 month WIBOR semi-annually	10/08/17	377	1
Royal Bank of Scotland	6 month GBP LIBOR semi-annually	4.93% semi-annually	09/10/37	GBP 280	15
Royal Bank of Scotland	5.51% semi-annually	6 month GBP LIBOR semi-annually	09/10/17	570	(32)
					$(145)

Credit Default Swaps

			Fund Pays/Receives	Termination	Notional
Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fixed Rate (r)	Date	Amount	Value
Dow Jones CDX.EM.8	Bear Stearns Credit Products [1]	Buy	175 BPS semi-annually	12/20/12	$820	$4
Dow Jones CDX.EM.8	Citibank, N.A.[2]	Buy	175 BPS semi-annually	12/20/12	190	1
Dow Jones CDX.EM.8	Deutsche Bank AG, New York [3]	Buy	175 BPS semi-annually	12/20/12	170	1
Dow Jones CDX.EM.8	Deutsche Bank AG, New York [4]	Buy	175 BPS semi-annually	12/20/12	100	-	(h)
Dow Jones CDX.EM.8	Lehman Brothers Special Financing [5]	Buy	175 BPS semi-annually	12/20/12	910	4
Dow Jones CDX.EM.8	Lehman Brothers Special Financing [6]	Buy	175 BPS semi-annually	12/20/12	110	-	(h)
Dow Jones CDX.EM.8	Lehman Brothers Special Financing [7]	Buy	175 BPS semi-annually	12/20/12	640	1
Dow Jones CDX.EM.8	Merrill Lynch Capital Services [8]	Buy	175 BPS semi-annually	12/20/12	130	1
Dow Jones CDX.EM.8	Union Bank of Switzerland AG [9]	Buy	175 BPS semi-annually	12/20/12	110	-	(h)
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products	Buy	341 BPS semi-annually	07/20/17	100	8
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products	Buy	397 BPS semi-annually	08/20/17	30	1
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	170 BPS semi-annually	10/20/12	870	(24)
Kazkommertsbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	175 BPS semi-annually	08/20/08	300	(11)
Kazkommertsbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Buy	300 BPS semi-annually	08/20/12	60	8
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Barclays Bank plc	Sell	397 BPS semi-annually	10/20/12	390	(23)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	398 BPS semi-annually	10/20/12	160	(9)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	265 BPS semi-annually	05/20/12	220	(21)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	365 BPS semi-annually	08/20/12	70	(2)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	375 BPS semi-annually	08/20/12	40	(1)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	365 BPS semi-annually	08/20/12	250	(7)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	344 BPS semi-annually	10/20/12	430	(19)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products	Sell	341 BPS semi-annually	07/20/17	100	(12)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products	Sell	407 BPS semi-annually	08/20/17	30	(2)
Republic of Brazil, 12.25%, 03/06/30	Bear Stearns Credit Products	Buy	103 BPS semi-annually	12/20/11	140	(2)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11	350	(6)
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	103 BPS semi-annually	12/20/11	280	(4)
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	102 BPS semi-annually	12/20/11	295	(4)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	84 BPS semi-annually	09/20/12	190	-	(h)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12	170	(8)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12	130	(6)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	53.51 BPS semi-annually	03/20/12	310	(16)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	54.8 BPS semi-annually	03/20/12	320	(17)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	68 BPS semi-annually	08/20/12	30	(2)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	71 BPS semi-annually	08/20/12	120	(6)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	65.5 BPS semi-annually	08/20/12	260	(14)
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	145 BPS semi-annually	07/20/12	50	-	(h)
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	146 BPS semi-annually	07/20/12	340	2
Republic of Turkey, 11.88%, 01/15/30	Deutsche Bank AG, New York	Buy	239 BPS semi-annually	08/20/12	130	(4)
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	194 BPS semi-annually	08/20/12	130	(2)
Republic of Venezuela, 9.25%, 09/15/27	Barclays Bank plc	Sell	172.1 BPS semi-annually	03/20/12	130	(12)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	340 BPS semi-annually	08/20/12	60	(2)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	301.3 BPS semi-annually	08/20/12	70	(4)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	345 BPS semi-annually	10/20/12	90	(4)
Russia AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09	610	(8)
Russia AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09	60	(1)

Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09	610	3
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09	60	-	(h)
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Buy	77 BPS semi-annually	10/20/10	1,000	(2)
Russian Federation, 7.50%, 03/31/30	Lehman Brothers Special Financing	Sell	54 BPS semi-annually	03/20/11	960	(8)
Russian Federation, 7.50%, 03/31/30	Bear Stearns Credit Products	Sell	45.5 BPS semi-annually	12/20/11	280	(4)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11	700	(7)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	46 BPS semi-annually	12/20/11	560	(7)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	45.5 BPS semi-annually	12/20/11	590	(8)
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Sell	86.5 BPS semi-annually	09/20/12	570	-	(h)
Russian Federation, 7.50%, 03/31/30	Goldman Sachs Capital Management	Buy	75 BPS semi-annually	11/20/12	460	(4)
Russian Federation, 7.50%, 03/31/30	Goldman Sachs Capital Management	Buy	110 BPS semi-annually	12/20/12	430	2
United Mexican States, 7.50%, 04/08/33	Lehman Brothers Special Financing	Buy	53 BPS semi-annually	03/20/11	960	(3)
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	40 BPS semi-annually	03/20/08	320	(1)
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS semi-annually	05/20/12	140	(8)
						$(269)
[1] Premiums paid of $6
[2] Premiums received of $1
[3] Premiums paid of $1
[4] Premiums received of $1
[5] Premiums paid of $6
[6] Premiums received of $2
[7] Premiums received of $13
[8] Premiums paid of $1
[9] Premiums received of $1

Price Lock Swaps

				Notional
Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Amount	Value
Bank of America (b)	BA Covered Bond Issuer, 5.50%, 06/14/12	$104.39	01/03/08	1,230	$6
Bank of America (b)	Federal Home Loan Bank, 5.00%, 11/17/17	99.79	01/16/08	510	18
Barclays Bank plc (a)	U.S. Treasury Bond, 6.63%, 02/15/27	128.45	12/28/07	180	1
Barclays Bank plc (a)	U.S. Treasury TIPS, 2.63%, 07/15/17	110.96	12/28/07	160	(3)
Barclays Bank plc (b)	U.S. Treasury TIPS, 2.38%, 01/15/27	112.63	12/28/07	155	(8)
Barclays Bank plc (b)	U.S. Treasury Note, 4.75%, 08/15/17	106.14	12/28/07	185	-(h)
Barclays Bank plc (b)	Federal Home Loan Bank, 5.00%, 11/17/17	99.79	01/16/08	510	18
Credit Suisse International (b)	U.S. Treasury TIPS, 2.00%, 01/15/26	101.40	12/28/07	6,900	(28)
Credit Suisse International (b)	U.S. Treasury TIPS, 3.88%, 04/15/29	134.81	12/28/07	5,405	(37)
Credit Suisse International (b)	Federal Home Loan Bank System, 5.38%,05/18/16	103.50	02/15/08	1,080	27
					$(6)

(a) Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.
(b) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Total Return Swaps

		Payments made by	Payments received by	Termination	Notional
Swap Counterparty	Referenced Obligation	the Fund (r)	the Fund (r)	Date	Amount	Value
Morgan Stanley Capital Services	TransCredit Bank, 7.30%, 02/26/09	3 Month LIBOR + 20 BPS quarterly	Total Return on TransCredit Bank, 7.30%, 02/26/09 quarterly	02/26/09	$100	$2
Morgan Stanley Capital Services	OGK/Rushydro's 12/13/13	Total Return on OGK/Rushydro's 12/13/13 quarterly	3 Month LIBOR + 20 BPS quarterly	12/25/10	570	31

						$33

Forward Rate Agreements

	Rate Type (r)
	Payments made by	Payments received by	Termination	Notional
Swap Counterparty	the Fund	the Fund	Date	Amount	Value
Merrill Lynch Capital Services	3 month LIBOR	4.35% at termination	09/17/08	$25,990	$40
Merrill Lynch Capital Services	4.47% at termination	3 month LIBOR	09/16/09	25,990	(56)
					$(16)

ABBREVIATIONS:

-

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management Inc.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBA's, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.

ARS	Argentine Peso
AUCPI	Australian Consumer Price Index
AUD	Australian Dollar
AUD-BBR	Australia Bank Bill Rate
BPS	Basis Points
BRL	Brazilian Real
BUBOR	Budapest Interbank Offered Rate
CAD	Canadian Dollar
CAD-BA-CDOR	Canadian Bank Bill Overnight Rate
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
CZK	Czech Republic Krona
EGP	Egyptian Pound
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
ISK	Iceland Krona
JIBAR	Johannesburg Interbank Agreed Rate
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
REMICS	Real Estate Mortgage Investment Conduits
RON	Romanian Leu

SEK	Swedish Krona
SGD	Singapore Dollar
SKK	Slovak Koruna
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
TRY	New Turkish Lira
UKRPI	United Kingdom Retail Price Index
USD	United States Dollar
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.
WIBOR	Warsaw Interbank Offered Rate
ZAR	South African Rand

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,796
Aggregate gross unrealized depreciation	(288)
Net unrealized appreciation/depreciation	$2,508

Federal income tax cost of investments	$86,060

JPMorgan Short Term Bond Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

Long-Term Investments — 105.2%

Asset-Backed Securities — 20.4%
1,424	American Express Credit Account Master Trust,
	Series 2004-C, Class C, FRN, 5.15%, 02/15/12 (e) (m)	1,423
	AmeriCredit Automobile Receivables Trust,
2,087	Series 2004-BM, Class A4, 2.67%, 03/07/11 (m)	2,074
2,172	Series 2005-CF, Class A3, 4.47%, 05/06/10 (m)	2,168
3,500	Bank of America Credit Card Trust,
	Series 2006-C4, Class C4, FRN, 4.88%, 11/15/11 (m)	3,426
	Capital One Auto Finance Trust,
4,638	Series 2006-B, Class A3A, 5.45%, 02/15/11 (m)	4,653
12,000	Series 2006-C, Class A3A, 5.07%, 07/15/11 (m)	12,021
13,750	Series 2007-B, Class A3A, 5.03%, 04/15/12 (m)	13,822
6,600	Capital One Prime Auto Receivables Trust,
	Series 2006-2, Class A4, 4.94%, 07/15/12 (m)	6,638
5,600	Citibank Credit Card Issuance Trust,
	Series 2006-C4, Class C4, FRN, 4.89%, 01/09/12 (m)	5,428
	Citigroup Mortgage Loan Trust, Inc.,
5,650	Series 2005-WF2, Class AF4, SUB, 4.96%, 08/25/35 (m)	5,598
10,250	Series 2006-WFH2, Class A2A, FRN, 4.94%, 08/25/36 (m)	8,936
945	Series 2007-WFH2, Class M7, FRN, 6.74%, 03/25/37 (m)	331
1,880	CNH Equipment Trust,
	Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	1,876
	Countrywide Asset-Backed Certificates,
3,521	Series 2005-4, Class AF3, VAR, 4.46%, 10/25/35 (m)	3,481
3,750	Series 2006-3, Class 2A2, FRN, 4.97%, 06/25/36 (m)	3,435
9,000	Series 2006-11, Class 1AF2, VAR, 6.02%, 09/25/46 (m)	8,951
5,450	First Franklin Mortgage Loan Asset-Backed Certificates,
	Series 2006-FF4, Class A2, FRN, 4.98%, 03/25/36	4,772
12,000	Ford Credit Auto Owner Trust,
	Series 2006-C, Class A3, 5.16%, 11/15/10 (m)	12,073
9,885	GS Auto Loan Trust,
	Series 2006-1, Class A3, 5.37%, 12/15/10	9,924
9,000	GSAA Trust,
	Series 2006-11, Class 2A2, FRN, 4.95%, 07/25/36	6,627
7,000	GSAMP Trust,
	Series 2006-NC1, Class A2, FRN, 4.97%, 02/25/36	6,478
2,100	Helios Finance LP (Cayman Islands),
	Series 2007-S1, Class B1, FRN, 5.44%, 10/20/14 (e) (i)	2,005
9,500	Holmes Master Issuer plc (United Kingdom),
	Series 2006-1A, Class 2A, FRN, 5.30%, 07/15/21 (e)	9,363
6,550	Home Equity Asset Trust,
	Series 2006-3, Class2A3, FRN, 4.97%, 07/25/36	5,830
	Household Automotive Trust,
638	Series 2003-2, Class A4, 3.02%, 12/17/10	638
8,391	Series 2006-2, Class A3, 5.61%, 08/17/11	8,441
7,000	Series 2006-3, Class A3, 5.28%, 09/17/11	7,028

	HSI Asset Securitization Corp. Trust,
8,300	Series 2006-OPT1, Class 2A3, FRN, 4.98%, 12/25/35	7,398
8,650	Series 2006-OPT2, Class 2A3, FRN, 4.98%, 01/25/36	7,528
7,100	Hyundai Auto Receivables Trust,
	Series 2006-B, Class A3, 5.11%, 04/15/11	7,130
	K2 (USA) LLC,
7,500	Series 2, VAR, 0.00%, 02/15/11 (f) (i) (s)	4,920
9,446	Series 2007-2D, VAR, 0.00%, 02/15/10 (f) (i) (s)	6,197
1,000	VAR, 0.00%, 02/15/10 (f) (i) (s)	656
16,200	Links Finance LLC,
	FRN, 5.94%, 09/15/08 (e) (f) (i) (s)	12,493
	Long Beach Mortgage Loan Trust,
4,000	Series 2004-3, Class M1, FRN, 5.36%, 07/25/34	3,925
8,850	Series 2006-2, Class 2A3, FRN, 4.98%, 03/25/36	6,380
4,500	Series 2006-8, Class 2A3, FRN, 4.95%, 09/25/36	3,736
7,250	MASTR Asset Backed Securities Trust,
	Series 2006-NC1, Class A3, FRN, 4.98%, 01/25/36	6,664
4,300	Merrill Lynch Mortgage Investors, Inc.,
	Series 2006-WMC1, Class A2C, FRN, 4.99%, 01/25/37	3,978
1,484	New Century Home Equity Loan Trust,
	Series 2005-A, Class A2, SUB, 4.46%, 08/25/35	1,472
6,200	Residential Asset Mortgage Products, Inc.,
	Series 2006-EFC1, Class A2, FRN, 4.99%, 02/25/36	5,794
8,000	Residential Asset Securities Corp.,
	Series 2006-KS2, Class A3, FRN, 4.98%, 03/25/36	7,085
6,150	Securitized Asset Backed Receivables LLC Trust,
	Series 2006-WM1, Class A2B, FRN, 4.97%, 12/25/35	6,014
	Sigma Finance Corp. (Cayman Islands),
5,600	FRN, 5.51%, 09/15/08 (e) (f) (i) (s)	4,668
11,900	VAR, 0.00%, 08/15/11 (f) (i) (s)	9,841
8,000	Triad Auto Receivables Owner Trust,
	Series 2006-C, Class A3, 5.26%, 11/14/11	8,031
6,500	Volkswagen Auto Lease Trust,
	Series 2006-4, Class A3, 5.50%, 09/21/09	6,527
11,500	Wachovia Auto Loan Owner Trust,
	Series 2006-1, Class A4, 5.08%, 04/20/12 (e)	11,585
	Total Asset-Backed Securities
	(Cost $316,611)	289,462

Collateralized Mortgage Obligations — 7.4%

Agency CMO — 3.6%
	Federal Home Loan Mortgage Corp. REMICS,
7,461	Series 2564, Class LS, IF, IO, 3.00%, 01/15/17 (m)	404
4,356	Series 2632, Class IA, IO, 5.00%, 06/15/22 (m)	48
4,023	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	339
2,992	Series 2750, Class IQ, IO, 5.00%, 10/15/21 (m)	57
910	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	29
20,103	Series 2791, Class SI, IF, IO, 2.50%, 12/15/31 (m)	1,443
8,269	Series 2813, Class SB, IF, IO, 2.40%, 02/15/34 (m)	580
9,194	Series 2814, Class S, IF, IO, 2.45%, 10/15/30 (m)	304
11,298	Series 2850, Class SM, IF, IO, 2.50%, 12/15/30 (m)	492

7,241	Series 2852, Class IO, IO, 5.00%, 11/15/25 (m)	485
7,246	Series 2894, Class S, IF, IO, 2.55%, 03/15/31 (m)	411
8,020	Series 2980, Class LI, IO, 5.50%, 04/15/25 (m)	456
16,254	Series 3126, Class BS, IF, IO, 2.55%, 02/15/36 (m)	1,456
2,115	Federal Home Loan Mortgage Corp. STRIPS,
	Series 248, Class IO, IO, 5.50%, 07/15/37 (m)	507
	Federal National Mortgage Association REMICS,
1,974	Series 2003-3, Class HS, IF, IO, 2.87%, 09/25/16 (m)	93
10,136	Series 2004-61, Class TS, IF, IO, 2.32%, 10/25/31 (m)	473
3,432	Series 2005-51, Class KI, IO, 5.50%, 01/25/25 (m)	170
9,134	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	9,300
3,354	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	3,417
16,400	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	16,718
9,396	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	9,578
34,061	Series 2007-55, Class S, IF IO, 1.98%, 06/25/37 (m)	2,148
	Federal National Mortgage Association STRIPS,
581	Series 370, Class 2, IO, 6.00%, 05/25/36 (m)	123
3,080	Series 372, Class 2, IO, 6.00%, 08/01/36 (m)	651
	Government National Mortgage Association,
17,196	Series 2003-85, Class CS, IF, IO, 2.46%, 02/20/24	462
194	Series 2004-39, Class IM, IO, 5.50%, 01/20/27	3
6,295	Series 2004-44, Class PK, IO, 5.50%, 10/20/27	224
		50,371

Non-Agency CMO — 3.8%
2,878	Banc of America Alternative Loan Trust,
	Series 2003-7, Class 1A1, 5.50%, 09/25/33 (m)	2,857
4,327	Banc of America Funding Corp.,
	Series 2005-6, Class 2A8, 5.50%, 10/25/35 (m)	4,297
1,691	Citicorp Mortgage Securities, Inc.,
	Series 2005-6, Class 1A6, 5.50%, 09/25/35 (m)	1,694
13,695	Countrywide Alternative Loan Trust,
	Series 2005-J14, Class A3, 5.50%, 12/25/35 (m)	13,050
7,548	Countrywide Home Loan Mortgage Pass-Through Trust,
	Series 2005-J4, Class A4, 5.50%, 11/25/35 (m)	7,509
4,068	First Horizon Asset Securities, Inc.,
	Series 2005-6, Class 1A1, 5.50%, 11/25/35 (m)	4,048
5,645	Residential Funding Mortgage Section I,
	Series 2005-S7, Class A5, 5.50%, 11/25/35	5,616
3,514	Structured Adjustable Rate Mortgage Loan Trust,
	Series 2004-6, Class 5A1, VAR, 4.97%, 06/25/34	3,489
7,015	Washington Mutual Alternative Mortgage Pass-Through Certificates,
	Series 2006-5, Class 2CB1, 6.00%, 07/25/36	6,967
	Wells Fargo Mortgage Backed Securities Trust,
2,584	Series 2003-N, Class 1A4, FRN, 4.60%, 12/25/33	2,550
1,412	Series 2004-F, Class A8, FRN, 4.72%, 06/25/34	1,404
		53,481
	Total Collateralized Mortgage Obligations
	(Cost $104,611)	103,852

Commercial Mortgage-Backed Securities — 10.1%
2,012	Banc of America Commercial Mortgage, Inc.,

	Series 2004-5, Class A2, 4.18%, 11/10/41 (m)	1,989
3,950	Bear Stearns Commercial Mortgage Securities,
	Series 2007-PW15, Class A2, 5.21%, 02/11/44 (m)	3,962
9,650	Credit Suisse Mortgage Capital Certificates,
	Series 2006-C1, Class A2, VAR, 5.51%, 02/15/39 (m)	9,792
2,250	Citigroup/Deutsche Bank Commercial Mortgage Trust,
	Series 2007-CD4, Class A2A, 5.24%, 12/11/49 (m)	2,264
	CS First Boston Mortgage Securities Corp.,
7,650	Series 2001-CK6, Class A3, 6.39%, 08/15/36 (m)	7,991
11,500	Series 2001-CP4, Class A4, 6.18%, 12/15/35 (m)	11,920
4,800	Series 2002-CKN2, Class A3, 6.13%, 04/15/37 (m)	4,986
6,200	Series 2004-C3, Class A3, 4.30%, 07/15/36 (m)	6,134
	Greenwich Capital Commercial Funding Corp.,
4,500	Series 2003-C1, Class A2, 3.29%, 07/05/35	4,400
4,100	Series 2005-GG3, Class A2, 4.31%, 08/10/42	4,058
11,850	GS Mortgage Securities Corp. II,
	Series 2004-GG2, Class A3, 4.60%, 08/10/38	11,782
	LB-UBS Commercial Mortgage Trust,
5,000	Series 2003-C1, Class A2, 3.32%, 03/15/27	4,967
11,000	Series 2003-C5, Class A2, 3.48%, 07/15/27	10,865
2,300	Series 2004-C2, Class A2, 3.25%, 03/15/29	2,252
11,800	Series 2004-C7, Class A2, 3.99%, 10/15/29	11,614
1,800	Series 2006-C1, Class A2, 5.08%, 02/15/31	1,811
10,600	Series 2006-C6, Class A2, 5.26%, 09/15/39	10,701
2,550	Merrill Lynch Mortgage Trust,
	Series 2005-CKI1, Class A2, VAR, 5.40%,11/12/37	2,577
	Morgan Stanley Capital I,
8,237	Series 1998-HF2, Class A2, VAR, 6.48%, 11/15/30	8,245
6,400	Series 2006-T21, Class A2, 5.09%, 10/12/52	6,434
5,000	Series 2006-T23, Class A2, VAR, 5.92%, 08/12/41	5,135
9,200	Wachovia Bank Commercial Mortgage Trust,
	Series 2005-C17, Class A2, 4.78%, 03/15/42	9,180
	Total Commercial Mortgage-Backed Securities
	(Cost $143,124)	143,059

Corporate Bonds — 30.1%

Auto Components — 0.2%
2,900	Tenneco, Inc.,
	10.25%, 07/15/13	3,125

Automobiles — 0.2%
3,000	Daimler Finance North America LLC,
	5.75%, 05/18/09 (m)	3,020

Beverages — 0.4%
5,400	Miller Brewing Co.,
	4.25%, 08/15/08 (e) (m)	5,366

Capital Markets — 2.5%
	Bear Stearns Cos., Inc. (The),
5,700	4.55%, 06/23/10 (m)	5,520
7,500	5.85%, 07/19/10 (m)	7,462
9,350	Goldman Sachs Capital II,
	5.79%, 06/01/12 (x)	8,352

	Goldman Sachs Group, Inc. (The)
3,050	5.30%, 02/14/12	3,090
3,000	FRN, 5.29%, 12/23/09	2,979
2,500	Lehman Brothers Holdings Capital Trust V,
	5.86%, 05/31/12 (x)	2,223
4,000	Lehman Brothers Holdings, Inc.,
	7.88%, 08/15/10	4,245
2,270	Morgan Stanley,
	FRN, 5.01%, 02/09/09	2,260
		36,131

Chemicals — 0.6%
4,000	Huntsman LLC,
	11.50%, 07/15/12	4,320
3,860	Nalco Co.,
	7.75%, 11/15/11	3,899
		8,219

Commercial Banks — 7.6%
6,900	BAC Capital Trust XIV,
	5.63%, 03/15/12 (m) (x)	6,220
3,350	Citibank Korea, Inc. (South Korea),
	VAR, 4.68%, 06/18/13	3,341
11,900	Commonwealth Bank of Australia (Australia),
	8.50%, 06/01/10 (m)	13,228
8,100	DBS Bank Ltd. (Singapore),
	VAR, 5.13%, 05/16/17 (e) (m)	7,967
5,100	DBS Capital Funding Corp. (Cayman Islands),
	7.66%, 03/15/11(e) (m) (x)	5,583
2,050	Deutsche Bank Capital Funding Trust I,
	7.87%, 06/30/09 (e) (m) (x)	2,145
2,800	Glitnir Banki HF (Iceland),
	VAR, 6.69%, 06/15/16 (e)	2,891
1,700	Hana Bank (South Korea),
	4.13%, 03/11/09	1,694
11,800	HSBC Capital Funding LP (United Kingdom),
	9.55%, 06/30/10 (e) (x)	12,960
7,000	ICICI Bank Ltd. (Singapore),
	5.75%, 11/16/10 (e)	6,929
2,000	KBC Bank Funding Trust III,
	9.86%, 11/02/09 (e) (x)	2,156
	Landsbanki Islands HF (Iceland),
2,750	6.10%, 08/25/11 (e)	2,731
2,700	FRN, 5.73%, 08/25/09 (e)	2,693
9,000	Mellon Capital IV,
	6.24%, 06/20/12 (x)	8,102
11,550	Royal Bank of Scotland Group plc ADR (United Kingdom),
	9.12%, 12/31/49	12,469
1,000	SunTrust Preferred Capital I,
	5.85%, 12/15/11 (x)	937
2,000	Unicredito Italiano Capital Trust II,
	9.20%, 10/05/10 (e) (x)	2,185

3,100	VTB Capital S.A. for Vneshtorgbank (Russia),
	FRN, 5.51%, 08/01/08 (e) (m)	3,069
9,100	Wachovia Capital Trust III,
	5.80%, 03/15/11 (x)	8,754
	Woori Bank (South Korea),
800	VAR, 4.88%, 07/02/13	800
1,430	VAR, 5.75%, 03/13/14 (e)	1,428
		108,282

Commercial Services & Supplies — 0.7%
5,900	Allied Waste North America, Inc.,
	6.50%, 11/15/10 (m)	5,907
3,980	Corrections Corp. of America,
	7.50%, 05/01/11 (m)	4,030
		9,937

Consumer Finance — 2.9%
2,700	Capital One Financial Corp.,
	5.70%, 09/15/11 (m)	2,590
4,000	Ford Motor Credit Co. LLC,
	7.38%, 10/28/09	3,787
3,350	GMAC LLC,
	5.85%, 01/14/09	3,192
7,000	HSBC Finance Corp.,
	FRN, 5.16%, 11/16/09	6,975
	International Lease Finance Corp.,
16,800	5.30%, 05/01/12	16,802
7,400	5.35%, 03/01/12	7,398
		40,744

Containers & Packaging — 0.2%
2,242	Owens Brockway Glass Container, Inc.,
	8.88%, 02/15/09	2,250

Diversified Financial Services — 4.2%
5,750	BNP US Funding LLC,
	7.74%, 12/05/07 (e) (m) (x)	5,750
1,900	ILFC E-Capital Trust I,
	VAR, 5.90%, 12/21/65 (e)	1,894
4,396	Mizuho JGB Investment LLC,
	9.87%, 06/30/08 (e) (x)	4,527
13,250	Mizuho Preferred Capital Co. LLC,
	8.79%, 06/30/08 (e) (x)	13,564
10,540	Natexis Ambs Co. LLC,
	8.44%, 06/30/08 (e) (x)	10,790
3,200	Pemex Finance Ltd. (Cayman Islands),
	8.88%, 11/15/10	3,368
5,100	Premium Asset Trust,
	4.13%, 03/12/09 (e)	4,981
1,700	Tokai Preferred Capital Co. LLC,
	9.98%, 06/30/08 (e) (x)	1,755
1,600	Two-Rock Pass Through Trust (Bermuda),
	5.83%, 02/11/10 (x)	1,362
4,300	Xstrata Finance Dubai Ltd. (United Arab Emirates),

	FRN, 5.23%, 11/13/09 (e)	4,284
7,950	ZFS Finance USA Trust I,
	VAR, 5.88%, 05/09/32 (e)	7,576
		59,851

Diversified Telecommunication Services — 1.0%
5,600	Deutsche Telekom International Finance BV (Netherlands),
	8.00%, 06/15/10 (m)	5,992
500	Qwest Communications International, Inc.,
	FRN, 8.37%, 02/15/09	500
2,500	Qwest Corp.,
	7.88%, 09/01/11	2,581
4,650	Telefonica Emisones SAU (Spain),
	5.98%, 06/20/11	4,787
		13,860

Electric Utilities — 1.8%
3,000	Alabama Power Capital Trust V,
	VAR, 5.50%, 10/01/42 (m)	3,076
	Appalachian Power Co.,
2,640	3.60%, 05/15/08 (m)	2,624
1,450	5.55%, 04/01/11 (m)	1,480
3,550	5.65%, 08/15/12 (m)	3,621
6,050	FPL Group Capital, Inc.,
	5.55%, 02/16/08 (m)	6,053
8,350	Midamerican Energy Co.,
	5.65%, 07/15/12	8,687
		25,541

Food & Staples Retailing — 0.3%
4,800	CVS/Caremark Corp.,
	4.00%, 09/15/09 (m)	4,761

Food Products — 0.5%
2,400	Dean Holding Co.,
	6.63%, 05/15/09 (m)	2,376
4,050	Kraft Foods, Inc.,
	6.00%, 02/11/13	4,197
		6,573

Health Care Equipment & Supplies — 0.2%
2,500	Fresenius Medical Care Capital Trust II,
	7.88%, 02/01/08	2,506

Hotels, Restaurants & Leisure — 0.3%
4,015	MGM Mirage, Inc.,
	6.00%, 10/01/09	3,975

Independent Power Producers & Energy Traders — 0.3%
4,383	AES Corp. (The),
	9.50%, 06/01/09 (m)	4,520

Insurance — 0.8%
4,378	Allstate Corp. (The),
	7.20%, 12/01/09 (m)	4,621
6,800	Genworth Financial, Inc.,
	5.23%, 05/16/09	6,867

11,488

Media — 1.7%
	Comcast Cable Communications LLC,
2,600	6.20%, 11/15/08 (m)	2,626
3,200	6.75%, 01/30/11 (m)	3,350
4,350	Echostar DBS Corp.,
	5.75%, 10/01/08 (m)	4,345
4,100	Time Warner Entertainment Co., LP,
	7.25%, 09/01/08 (m)	4,161
9,100	Time Warner, Inc.,
	5.50%, 11/15/11	9,175
		23,657

Multi-Utilities — 0.4%
	Dominion Resources, Inc.,
4,300	SUB, 5.69%, 05/15/08 (m)	4,305
2,000	VAR, 6.30%, 09/30/66 (m)	1,972
		6,277

Oil, Gas & Consumable Fuels — 2.4%
1,750	El Paso Corp.,
	7.75%, 06/15/10 (m)	1,828
6,200	Pemex Project Funding Master Trust,
	FRN, 6.99%, 06/15/10 (e)	6,262
12,622	Qatar Petroleum (Qatar),
	5.58%, 05/30/11 (e)	12,904
3,600	Valero Energy Corp.,
	3.50%, 4/1/2009	3,553
8,550	XTO Energy, Inc.,
	5.90%, 08/01/12	8,880
		33,427

Real Estate Investment Trusts (REITs) — 0.5%
	iStar Financial, Inc.,
6,138	4.88%, 01/15/09	5,910
1,450	5.38%, 04/15/10	1,340
		7,250

Thrifts & Mortgage Finance — 0.4%
4,000	Washington Mutual Bank,
	FRN, 5.00%, 05/01/09	3,720
4,100	Washington Mutual Preferred Funding,
	6.90%, 06/15/12 (e) (x)	2,378
		6,098
	Total Corporate Bonds
	(Cost $433,371)	426,858

Foreign Government Securities — 1.0%
3,170	National Agricultural Cooperative Federation (South Korea),
	VAR, 5.75%, 06/18/14	3,211
7,250	Republic of Chile (Chile),
	FRN, 5.41%, 01/28/08 (m)	7,250
3,400	United Mexican States (Mexico),
	FRN, 5.94%, 01/13/09	3,405
	Total Foreign Government Securities

(Cost $13,958)	13,866

Mortgage Pass-Through Securities — 15.5%
	Federal National Mortgage Association Various Pools,
90	7.00%, 09/01/15 - 06/01/17 (m)	95
35,300	TBA, 5.00%, 12/25/37	34,594
34,000	TBA, 6.00%, 12/25/22 - 01/25/22	34,755
50,200	TBA, 6.00%, 12/25/37	51,016
88,400	TBA, 6.50%, 12/25/37 - 01/25/37	90,890
8,100	TBA, 7.00%, 12/25/37	8,406
	Total Mortgage Pass-Through Securities	219,756
	(Cost $218,228)

U.S. Government Agency Securities — 4.4%
	Federal National Mortgage Association,
22,600	4.75%, 03/12/10 (m)	23,111
36,400	6.63%, 11/15/10 (m)	39,329
	Total U.S. Government Agency Securities	62,440
	(Cost $61,306)

U.S. Treasury Obligations — 16.3%
	U.S. Treasury Notes
96,650	4.00%, 09/30/09 (m)	98,213
129,150	4.00%, 04/15/10 (m)	131,965
	Total U.S. Treasury Obligations	230,178
	(Cost $226,060)
	Total Long-Term Investments
	(Cost $1,517,269)	1,489,471
Number of Contracts

Options Purchased — 0.0% (g)

Put Options Purchased — 0.0% (g)
105	30 Day Federal Fund Futures, expiring on 12/31/07 @ 94.75, American Style	1

Notional Amount ($)

	Put Options Purchased on Interest Rate Swaps:
32,940	Expiring 11/03/08. If exercised the Fund pays 5.23% and receives
	floating 3 month LIBOR expiring 11/05/08, European Style	456
	Total Options Purchased
	(Cost $714)	457

Principal Amount ($)

Short-Term Investments — 14.3%

Commercial Paper — 1.0%
14,250	COX Communications Corp.,
	VAR, 4.90%, 01/15/08 (m) (n)	14,250
	(Cost $14,250)
Shares

Investment Company — 12.8%
181,680	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	181,680
(Cost $181,680)

Principal Amount ($)

U.S. Treasury Obligation — 0.5%
6,765	U.S. Treasury Bill,
	3.33%, 01/17/08 (k) (m) (n)	6,738
	(Cost $6,734)

Total Short-Term Investments
(Cost $202,664)	202,668

Total Investments — 119.5%
(Cost $1,720,647)	1,692,596

Liabilities in Excess of Other Assets — (19.5)%	(276,515)

NET ASSETS — 100.0%	$1,416,081

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/07	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
42	10 Year Swap Future	December, 2007	$4,659	$216
76	Euro-Bund	December, 2007	12,717	(128)
543	Eurodollar	December, 2007	129,173	34
911	2 Year U.S. Treaury Notes	March, 2008	191,410	118
505	10 year U.S. Treasury Notes	March, 2008	57,168	320
215	90 Day U.K. Liffe	March, 2008	52,042	164
140	3 Month Euroyen TFX	June, 2008	31,231	(2)
237	90 Day U.K. Liffe	September, 2008	57,745	187

	Short Futures Outstanding
(449)	5 Year U.S. Treasury Notes	March, 2008	(49,439)	(83)
(284)	10 Year U.S. Treasury Notes	March, 2008	(32,150)	(56)
(178)	Eurodollar	March, 2008	(42,644)	(176)
(71)	U.K. Treasury Gilt	March, 2008	(15,991)	50
(158)	Eurodollar	June, 2008	(38,207)	(290)
(26)	Eurodollar	September, 2008	(6,272)	(63)
(140)	3 Month Euroyen TFX	December, 2008	(31,209)	(144)
				$147

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/07	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,240,000	CAD	01/11/08	$7,588	$7,242	(346)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/07	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,240,000	CAD	01/11/08	$7,908	$7,242	666

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$(35,000)	FNMA, TBA, 5.50%, 01/25/37	$(35,055)
(73,800)	FNMA, TBA, 5.50%, 12/25/37	(73,915)
	(Proceeds received $108,019)	$(108,970)

Options Written

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
10 Year U.S. Treasury Note Futures, American Style	$111.00	02/22/08	193	$(546)
10 Year U.S. Treasury Note Futures, American Style	112.00	02/22/08	256	(560)
10 Year U.S. Treasury Note Futures, American Style	113.00	02/22/08	261	(432)
10 Year U.S. Treasury Note Futures, American Style	114.00	02/22/08	64	(79)
(Premiums received of $733)				$(1,617)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
10 Year U.S. Treasury Note Futures, American Style	$108.00	02/22/08	289	$(41)
10 Year U.S. Treasury Note Futures, American Style	109.00	02/22/08	22	(5)
10 Year U.S. Treasury Note Futures, American Style	112.00	02/22/08	93	(91)
10 Year U.S. Treasury Note Futures, American Style	113.00	02/22/08	189	(275)
(Premiums received of $722)				$(412)

Put Options Written on Interest Rate Swaps*
		OPTION	SWAP
COUNTERPARTY	EXERCISE RATE **	EXPIRATION DATE	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Merrill Lynch Capital Services	4.70% semi-annually	11/03/08	11/05/10	$135,930	$(332)
(Premiums received of $710)

* European Style
** The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.

Interest Rate Swaps
		Rate Type (r)
		Payments made by	Payments received by	Termination	Notional
Swap Counterparty		the Fund	the Fund	Date	Amount	Value
Bank of America		5.55% semi-annually	3 month LIBOR quarterly	07/31/17	$3,220	$(286)
Barclays Bank plc		3 month LIBOR quarterly	4.21% semi-annually	11/29/12	47,770	68
Barclays Bank plc		4.95% semi-annually	3 month LIBOR quarterly	11/29/37	13,555	(1)
BNP Paribas		5.03% semi-annually	3 month LIBOR quarterly	04/23/12	16,300	(573)
Citibank, N.A.		5.05% semi-annually	3 month LIBOR quarterly	10/25/17	8,100	(275)
Deutsche Bank AG, New York		3 month LIBOR quarterly	4.65% semi-annually	12/10/09	44,920	626
Deutsche Bank AG, New York		5.17% semi-annually	3 month LIBOR quarterly	12/10/17	10,660	(461)
Goldman Sachs Capital Management		3 month LIBOR quarterly	4.75% semi-annually	12/10/09	41,180	655
Goldman Sachs Capital Management		5.24% semi-annually	3 month LIBOR quarterly	12/10/17	9,770	(482)
Lehman Brothers Special Financing		4.91% semi-annually	3 month LIBOR quarterly	09/10/12	21,000	(600)
Lehman Brothers Special Financing		5.18% semi-annually	3 month LIBOR quarterly	09/10/17	8,870	(381)
Union Bank of Switzerland AG		5.67% semi-annually	3 month LIBOR quarterly	06/22/17	2,885	(286)
Union Bank of Switzerland AG		5.23% semi-annuallly	3 month LIBOR quarterly	06/22/17	1,510	(78)
						$(2,074)

Credit Default Swaps
			Fund Pays/Receives	Termination	Notional
Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fixed Rate (r)	Date	Amount	Value
Ambac Financial Corp., 9.38%, 08/01/11	Deutsche Bank AG, New York	Sell	105 BPS quarterly	09/20/08	$20,650	$(514)
Banca Italease S.p.A., 4.89%, 02/08/12	Deutsche Bank AG, New York	Sell	85 BPS quarterly	06/20/08	18,600	(186)
Berkshire Hathaway, Inc., 9.75%, 01/15/18	Deutsche Bank AG, New York	Sell	20 BPS quarterly	03/20/10	6,000	(1)
Block Financial Corp., 5.13%, 10/30/14	Deutsche Bank AG, New York	Buy	185 BPS quarterly	12/20/12	4,200	105
Computer Sciences Corp., 5.00%, 02/15/13	Merrill Lynch International	Buy	70 BPS quarterly	09/20/14	5,200	(66)
Corning, Inc., 6.30%, 03/01/09	Goldman Sachs Capital Management	Sell	43 BPS quarterly	06/20/11	2,000	16
Countrywide Financial Corp., 0.00%, 02/08/31	Lehman Brothers Special Financing	Sell	500 BPS quarterly	09/20/08	9,150	(781)
Dow Jones CDX NA.IG.9	Goldman Sachs Capital Management [1]	Buy	60 BPS quarterly	12/20/12	106,650	627
FHLMC, 5.08%, 02/07/19	Deutsche Bank AG, New York	Sell	3 BPS quarterly	06/20/08	51,600	(67)
Gannett Co., Inc. 6.38%, 04/01/12	Lehman Brothers Special Financing	Buy	63 BPS quarterly	03/20/14	4,950	33
Gannett Co., Inc. 6.38%, 04/01/12	Merrill Lynch International	Buy	63 BPS quarterly	06/20/17	3,200	74
Gazprom, 9.63%, 03/01/13	Union Bank of Switzerland AG	Sell	39 BPS semi-annually	12/20/07	13,000	6
General Electric Capital Corp., 3.50%, 05/01/08	Citibank, N.A.	Sell	14 BPS quarterly	12/20/07	15,000	2
Hess Corp., 6.65%, 08/15/11	Morgan Stanley Capital Services	Sell	20 BPS quarterly	06/20/08	12,600	2
ICICI Bank Ltd., 5.75%, 11/16/10	Deutsche Bank AG, New York	Sell	26 BPS quarterly	03/20/08	7,600	(26)
International Lease Corp., 6.38%, 03/15/09	Union Bank of Switzerland AG	Buy	20 BPS quarterly	06/20/12	16,800	274
Kaupthing Bunadarbanki HF, 5.77%, 12/01/09	Morgan Stanley Capital Services	Sell	31 BPS quarterly	12/20/07	EUR 11,000	(25)
Marsh & McLennan Co., Inc., 5.38%, 07/15/14	Merrill Lynch International	Buy	101 BPS quarterly	09/20/14	$4,000	(67)
Merrill Lynch & Co., 6.00%, 02/17/09	Deutsche Bank AG, New York	Sell	9.5 BPS quarterly	12/20/07	12,500	(8)
Montpelier Re Holdings Ltd., 6.13%, 08/15/13	Deutsche Bank AG, New York	Sell	40 BPS quarterly	12/20/07	8,400	7
Mors Mittal Steel Co., N.V., 9.75%, 04/01/14	Morgan Stanley Capital Services	Sell	17 BPS quarterly	06/20/08	9,400	(3)
New York Times Co. (The), 4.61%, 09/26/12	Barclays Bank plc	Buy	65 BPS quarterly	06/20/17	2,850	46
Residential Capital Corp., 6.50%, 04/17/13	Lehman Brothers Special Financing	Sell	775 BPS quarterly	03/20/08	10,000	(637)
Southwest Airlines Co., 6.50%, 03/01/12	Goldman Sachs Capital Management	Buy	69 BPS quarterly	06/20/14	6,500	(32)
						$(1,221)
[1] Premiums received of $160

Price Lock Swaps
				Notional
Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Amount	Value

Barclays Bank plc (a)	U.S. Treasury Bond, 6.63%, 02/15/27	$128.45	12/28/07	$3,870	$18
Barclays Bank plc (a)	U.S. Treasury Inflation Index Note, 2.63%, 07/15/17	110.96	12/28/07	3,505	(75)
Barclays Bank plc (b)	U.S. Treasury Inflation Index Note, 2.38%, 01/15/27	112.63	12/28/07	3,410	(183)
Barclays Bank plc (b)	U.S. Treasury Note, 4.75%, 08/15/17	106.14	12/28/07	3,975	(5)
BNP Paribas (a)	U.S. Treasury Note, 4.63%, 02/29/12	102.37	12/12/07	151,450	(3,989)
Citibank, N.A. (a)	FNMA, 30 Year, 6.50%, TBA	102.58	01/07/08	104,000	(222)
Citibank, N.A. (b)	FNMA, 30 Year, 5.00%, TBA	96.16	12/05/07	18,700	353
Citibank, N.A. (b)	FNMA, 30 Year, 5.50%, TBA	98.47	12/05/07	4,000	68
Citibank, N.A. (b)	FNMA, 30 Year, 6.00%, TBA	100.69	12/05/07	74,500	721
Credit Suisse International (b)	U.S. Treasury Note, 4.50%, 03/31/09	100.88	12/10/07	657,000	6,046
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 5.50%, TBA	98.94	12/05/07	173,800	(2,130)
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 5.50%, TBA	99.88	12/05/07	21,300	(62)
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 6.00%, TBA	100.47	12/05/07	14,100	(167)
Deutsche Bank AG, New York (b)	FHLMC, 30 Year, 6.00%, TBA	100.82	12/05/07	66,000	464
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 5.00%, TBA	96.56	12/05/07	57,300	1,346
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 6.50%, TBA	102.22	12/05/07	239,200	1,531
Lehman Brothers Special Financing (a)	FNMA, 30 Year, 6.00%, TBA	100.47	12/05/07	21,900	(260)
Lehman Brothers Special Financing (a)	FNMA, 30 Year, 6.00%, TBA	101.48	12/05/07	28,500	-
Lehman Brothers Special Financing (a)	FNMA, 30 Year, 6.00%, TBA	101.63	12/05/07	14,000	-
Lehman Brothers Special Financing (a)	FNMA, 30 Year, 6.50%, TBA	102.38	12/05/07	32,800	(159)
Lehman Brothers Special Financing (a)	FNMA, 15 Year, 6.00%, TBA	101.75	12/10/07	34,000	(164)
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 5.00%, TBA	95.72	12/05/07	90,700	2,117
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 5.50%, TBA	98.25	12/05/07	56,000	1,071
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 5.50%, TBA	98.34	12/05/07	95,500	1,737
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 6.50%, TBA	102.38	12/05/07	33,000	160
Morgan Stanley Capital Services (a)	FNMA, 30 Year, 5.00%, TBA	96.27	12/05/07	102,000	(1,820)
Morgan Stanley Capital Services (a)	FNMA, 30 Year, 6.50%, TBA	102.25	12/05/07	7,500	(46)
Morgan Stanley Capital Services (b)	FNMA, 30 Year, 6.00%, TBA	100.81	12/05/07	30,000	253
Union Bank of Switzerland AG (a)	FNMA, 30 Year, 6.00%, TBA	100.5	12/05/07	58,200	(673)
Union Bank of Switzerland AG (b)	FNMA, 30 Year, 6.50%, TBA	102.25	12/05/07	37,000	225
					$6,155
(a) Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.
(b) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Forward Rate Agreements
		Rate Type (r)
		Payments made by	Payments received by	Termination	Notional
Swap Counterparty		the Fund	the Fund	Date	Amount	Value
Morgan Stanley Capital Services		3 month LIBOR	4.35% at termination	09/17/08	$405,075	$617
Morgan Stanley Capital Services		4.47% at termination	3 month LIBOR	09/16/09	405,075	(873)
						$(256)

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company
Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands):
	Market Value	Percentage
	$ 38,775	2.7%

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the
Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
(s)	These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of
November 30, 2007.

ADR	American Depositary Receipt
BPS	Basis Points
CAD	Canadian Dollar
CMO	Collateralized Mortgage Obligation
EUR	Euro
FHLMC		Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
The interest rate shown is the rate in effect as of November 30, 2007. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REMICS		Real Estate Mortgage Investment Conduits
STRIPS	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2007.
TBA	To be Announced.
USD	United States Dollar
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$ 12,854
Aggregate gross unrealized depreciation	(40,905)
Net unrealized appreciation/depreciation	$ (28,051)

Federal income tax cost of investments	$ 1,720,647

JPMorgan Strategic Income Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

Long-Term Investments — 132.9%

Asset-Backed Securities — 6.6%
65	Carmax Auto Owner Trust,
	Series 2006-2, Class A3, 5.15%, 02/15/11 (m)	65
125	Citibank Credit Card Issuance Trust,
	Series 2006-C4, Class C4, FRN, 5.55%, 01/09/12 (m)	121
	Citigroup Mortgage Loan Trust, Inc.,
250	Series 2006-WFH2, Class A2A, FRN, 5.19%, 03/25/37 (m)	151
250	Series 2007-WFH2, Class M1, FRN, 4.94%, 08/25/36 (m)	218
76	Countrywide Asset-Backed Certificates,
	Series 2003-5, Class MF1, VAR, 5.41%, 01/25/34 (m)	74
250	GE-WMC Mortgage Securities LLC,
	Series 2006-1, Class A2B, FRN, 4.94%, 08/25/36 (m)	180
25	Harley-Davidson Motorcycle Trust,
	Series 2006-3, Class A2, 5.42%, 02/15/10 (m)	25
75	Lehman XS Trust,
	Series 2006-12N, Class A1A1, FRN, 4.87%, 08/25/46 (m)	75
225	MASTR Asset Backed Securities Trust,
	Series 2006-HE3, Class A3, FRN, 4.94%, 08/25/36 (m)	184
	Option One Mortgage Loan Trust,
7	Series 2003-4, Class A2, FRN, 5.11%, 07/25/33 (f) (m)	7
2	Series 2003-5, Class A2, FRN, 5.11%, 08/25/33 (f) (m)	2
	Residential Asset Securities Corp.,
1	Series 2002-KS4, Class AIIB, FRN, 5.29%, 07/25/32 (m)	1
2	Series 2003-KS5, Class AIIB, FRN, 5.37%, 07/25/33 (m)	1
2	Wachovia Asset Securitization, Inc.,
	Series 2002-HE2, Class A, FRN, 5.22%, 12/25/32 (m)	2
	Total Asset-Backed Securities
	(Cost $1,354)	1,106

Collateralized Mortgage Obligations — 8.2%

Agency CMO — 1.8%
57	Federal Home Loan Mortgage Corp. REMICS,
	Series 2931, Class GA, 5.00%, 11/15/28 (m)	57
	Federal National Mortgage Association REMICS,
35	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	36
40	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	41
34	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	35
41	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	42
40	Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	40
41	Federal National Mortgage Association Whole Loan,
	Series 2003-W3, Class 2A5, 5.36%, 06/25/42 (m)	42
		293

Non-Agency CMO — 6.4%
75	Citicorp Mortgage Securities, Inc.,
	Series 2003-11, Class 2A1, 5.50%, 12/25/33 (m)	75
	Countrywide Alternative Loan Trust,
52	Series 2006-12CB, Class A6, 6.00%, 05/25/36 (m)	50

64	Series 2006-23CB, Class 2A1, 6.50%, 08/25/36 (m)	64
86	Credit-Based Asset Servicing and Securitization LLC,
	Series 2007-CB2, Class A2A, SUB, 5.89%, 02/25/37 (m)	85
1,256	CS First Boston Mortgage Securities Corp.
	Series 1997-2, Class X, IO, VAR, 0.91%, 06/25/20 (e) (m)	-	(h)
1	DLJ Mortgage Acceptance Corp.,
	Series 1997-D, Class CTFS, HB, VAR, 70.36%, 07/28/27 (e) (i)	1
193	Harborview Mortgage Loan Trust,
	Series 2006-9, Class 2A1A, FRN, 4.95%, 11/19/36 (m)	186
78	Lehman Mortgage Trust,
	Series 2005-3, Class 2A3, 5.50%, 01/25/36 (m)	78
14	MASTR Alternative Loans Trust,
	Series 2004-13, Class 10A1, 8.00%, 01/25/35 (m)	14
	Residential Accredit Loans, Inc.,
34	Series 2006-QS6, Class 1A2, 6.00%, 06/25/36 (m)	34
68	Series 2006-QS11, Class 1A1, 6.50%, 08/25/36 (m)	67
82	Series 2006-QS16, Class A7, 6.00%, 11/25/36 (m)	79
52	Residential Asset Securitization Trust,
	Series 2006-A2, Class A3, 6.00%, 05/25/36 (m)	52
197	Thornburg Mortgage Securities Trust,
	Series 2006-6, Class A1, FRN, 4.90%, 12/25/36 (m)	195
42	Washington Mutual Alternative Mortgage Pass-Through Certificates,
	Series 2006-5, Class 2CB1, 6.00%, 07/25/36 (m)	42
48	Wells Fargo Mortgage Backed Securities Trust,
	Series 2006-AR3, Class A1, FRN, 5.70%, 03/25/36 (m)	47
		1,069
	Total Collateralized Mortgage Obligations
	(Cost $1,522)	1,362

Commercial Mortgage-Backed Securities — 4.7%
25	Bear Stearns Commercial Mortgage Securities,
	Series 2004-PWR6, Class A4, 4.52%, 11/11/41 (m)	25
185	Citigroup/Deutsche Bank Commercial Mortgage Trust,
	Series 2007-CD4, Class A4, 5.32%, 12/11/49 (m)	183
150	CS First Boston Mortgage Securities Corp.,
	Series 2001-CK1, Class A3, 6.38%, 12/18/35 (m)	155
45	Greenwich Capital Commercial Funding Corp.,
	Series 2003-C1, Class A4, 4.11%, 07/05/35 (m)	43
60	LB-UBS Commercial Mortgage Trust,
	Series 2001-C2, Class A2, 6.65%, 11/15/27 (m)	63
94	Lehman Brothers Floating Rate Commercial Mortgage Trust,
	Series 2006-LLFA, Class A2, FRN, 4.77%, 09/15/21 (e) (m)	93
110	Merrill Lynch/Countrywide Commercial Mortgage Trust,
	Series 2007-6, Class A4, VAR, 5.48%, 03/12/51 (m)	109
100	Morgan Stanley Capital I,
	Series 2007-HQ11, Class A4, VAR, 5.45%, 02/12/44 (m)	99
20	Morgan Stanley Dean Witter Capital I,
	Series 2003-HQ2, Class A2, 4.92%, 03/12/35 (m)	20
	Total Commercial Mortgage-Backed Securities
	(Cost $790)	790

Corporate Bonds — 36.9%

Aerospace & Defense — 0.1%
25	L-3 Communications Corp.,
	5.88%, 01/15/15 (m)	24

Auto Components — 0.2%
1	Goodyear Tire & Rubber Co. (The),
	9.00%, 07/01/15 (m)	1
20	Tenneco, Inc.,
	8.63%, 11/15/14 (m)	20
15	United Components, Inc.,
	9.38%, 06/15/13 (m)	15
		36

Beverages — 0.2%
40	Diageo Capital plc (United Kingdom),
	5.75%, 10/23/17 (m)	40

Building Products — 0.1%
15	Owens Corning, Inc.,
	7.00%, 12/01/36 (m)	14

Capital Markets — 1.0%
35	Arch Western Finance LLC,
	6.75%, 07/01/13 (m)	34
	Goldman Sachs Group, Inc. (The),
50	5.95%, 01/15/27 (m)	45
15	6.75%, 10/01/37 (m)	15
60	Lehman Brothers Holdings Capital Trust V,
	5.86%, 05/31/12, 11/29/49 (m)	53
15	LVB Acquisition Merger Sub, Inc.,
	PIK, 10.38%, 10/15/17 (e) (m)	15
		162

Chemicals — 0.7%
1	Equistar Chemicals LP/Equistar Funding Corp.,
	10.13%, 09/01/08 (m)	1
15	Huntsman LLC,
	11.50%, 07/15/12 (m)	16
20	Ineos Group Holdings plc (United Kingdom),
	8.50%, 02/15/16 (e) (m)	18
20	Lyondell Chemical Co.,
	10.50%, 06/01/13 (m)	22
25	Nalco Co.,
	7.75%, 11/15/11 (m)	25
30	PolyOne Corp.,
	8.88%, 05/01/12 (m)	30
		112

Commercial Banks — 8.1%
	Barclays Bank plc (United Kingdom),
160	5.93%, 12/15/16 (e) (m) (x)	145
320	Zero Coupon, 04/07/10 (e) (i)	315
10	Cadets Trust,
	4.80%, 07/15/13 (e) (m)	10
40	Credit Agricole S.A. (France),
	6.64%, 05/31/17 (e) (m) (x)	37

40	Deutsche Bank AG (Germany),
	5.38%, 10/12/12 (m)	41
285	Glitnir Banki HF (Iceland),
	FRN, 5.62%, 01/21/11 (e) (m)	277
100	ICICI Bank Ltd. (India),
	FRN, 5.79%, 01/12/10 (e) (m)	100
100	Royal Bank of Scotland Group plc (United Kingdom),
	VAR, 6.99%, 12/31/49 (e) (m) (x)	98
100	Shinsei Finance II (Cayman Islands),
	7.16%, 07/25/16 (e) (m) (x)	84
250	VTB Capital S.A. for Vneshtorgbank, (Luxembourg),
	FRN, 5.51%, 08/01/08 (e) (m)	247
		1,354

Commercial Services & Supplies — 0.5%
25	ACCO Brands Corp.,
	7.63%, 08/15/15 (m)	22
25	Allied Waste North America, Inc.,
	7.38%, 04/15/14 (m)	25
20	Corrections Corp. of America,
	6.25%, 03/15/13 (m)	20
25	Quebecor World Capital Corp. (Canada),
	8.75%, 03/15/16 (e) (m)	19
		86

Consumer Finance — 1.3%
	Ford Motor Credit Co.LLC,
10	7.25%, 10/25/11 (m)	9
55	FRN, 6.81%, 01/15/10 (m)	51
55	GMAC LLC,
	6.88%, 08/28/12 (m)	47
125	SLM Corp.,
	FRN, 5.22%, 07/27/09 (m)	117
		224

Containers & Packaging — 0.3%
15	Crown Americas LLC and Crown Americas Capital Corp.,
	7.75%, 11/15/15 (m)	15
35	Owens-Brockway Glass Container, Inc.,
	8.25%, 05/15/13 (m)	36
5	Packaging Dynamics Finance Corp.,
	10.00%, 05/01/16 (e) (m)	5
		56

Diversified Consumer Services — 0.1%
15	Service Corp. International,
	7.38%, 10/01/14 (m)	15

Diversified Financial Services — 5.2%
40	Citigroup, Inc.,
	6.00%, 08/15/17 (m)	41
250	Citigroup Funding, Inc.,
	VAR, 1.01%, 03/12/12 (e) (i)	252
25	General Electric Capital Corp.,
	6.15%, 08/07/37 (m)	27

55	Goldman Sachs Capital II,
	5.79%, 06/01/12 (m) (x)	49
	Kaupthing Bank HF (Iceland),
160	5.75%, 10/04/11 (e) (m)	153
100	FRN, 5.94%, 01/15/10 (e) (m)	99
28	Mizuho Capital Investment USD 1 Ltd. (Cayman Islands),
	6.69%, 6/30/16 (e) (m) (x)	25
30	SMFG Preferred Capital USD 1 Ltd. (Cayman Islands),
	6.08%, 01/25/17 (e) (m) (x)	28
152	TRAINS,
	Series HY1-2006, 7.55%, 05/01/16 (e) (m)	147
45	Visant Corp.,
	7.63%, 10/01/12 (m)	45
		866

Diversified Telecommunication Services — 1.0%
50	AT&T, Inc.,
	6.50%, 09/01/37 (m)	52
10	Citizens Communications Co.,
	6.25%, 01/15/13 (m)	10
29	Consolidated Communications Illinois/Texas Holdings, Inc.,
	9.75%, 04/01/12 (m)	30
10	Qwest Communications International, Inc.,
	FRN, 8.37%, 02/15/09 (m)	10
	Qwest Corp.,
5	7.50%, 10/01/14 (m)	5
10	8.88%, 03/15/12 (m)	11
20	Verizon Communications, Inc.,
	6.25%, 04/01/37 (m)	21
20	Wind Acquisition Finance S.A. (Luxembourg),
	10.75%, 12/01/15 (e) (m)	21
		160

Electric Utilities — 2.3%
100	Abu Dhabi National Energy Co. (United Arab Emirates),
	5.62%, 10/25/12 (e) (m)	101
55	Consolidated Edison Co. of New York, Inc.,
	6.30%, 08/15/37 (m)	57
95	Midamerican Energy Co.,
	5.95%, 07/15/17 (m)	100
125	Ohio Power Co.,
	FRN, 5.42%, 04/05/10 (m)	124
		382

Food & Staples Retailing — 1.4%
100	CVS Caremark Corp.,
	FRN, 5.92%, 06/01/10 (m)	99
44	CVS Lease Pass-Through,
	6.04%, 12/10/28 (e) (m)	45
25	Kroger Co. (The)
	6.40%, 08/15/17 (m)	26
25	Safeway, Inc.,
	6.35%, 08/15/17 (m)	26

	Wal-Mart Stores, Inc.,
20	5.25%, 09/01/35 (m)	18
15	6.50%, 08/15/37 (m)	15
		229

Health Care Equipment & Supplies — 0.2%
35	Fresenius Medical Care Capital Trust II,
	7.88%, 02/01/08 (m)	35

Health Care Providers & Services — 0.7%
15	Community Health Systems, Inc.,
	8.88%, 07/15/15 (m)	15
	HCA, Inc.,
35	9.25%, 11/15/16 (m)	36
40	PIK, 9.63%, 11/15/16 (m)	42
30	Tenet Healthcare Corp.,
	9.25%, 02/01/15 (m)	28
		121

Hotels, Restaurants & Leisure — 0.5%
15	McDonald's Corp.,
	6.30%, 10/15/37 (m)	16
	MGM Mirage, Inc.,
5	5.88%, 02/27/14 (m)	4
25	6.75%, 04/01/13 (m)	24
15	6.88%, 04/01/16 (m)	14
20	Vail Resorts, Inc.,
	6.75%, 02/15/14 (m)	20
		78

Household Durables — 0.6%
25	ALH Finance LLC/ALH Finance Corp.,
	8.50%, 01/15/13 (m)	23
20	Ames True Temper,
	FRN, 9.24%, 01/15/12 (m)	19
	Beazer Homes USA, Inc.,
10	6.50%, 11/15/13 (m)	7
10	6.88%, 07/15/15 (m)	7
10	DR Horton, Inc.
	5.63%, 09/15/14 (m)	8
15	Jarden Corp.,
	7.50%, 05/01/17 (m)	14
25	Sealy Mattress Co.,
	8.25%, 06/15/14 (m)	25
		103

Household Products — 0.0% (g)
10	Spectrum Brands, Inc.,
	7.38%, 02/01/15 (m)	7

Independent Power Producers & Energy Traders — 0.3%
	AES Corp. (The),
2	8.75%, 05/15/13 (e) (m)	2
15	8.88%, 02/15/11 (m)	16
25	NRG Energy, Inc.,
	7.38%, 02/01/16 (m)	24

42

Insurance — 2.0%
36	Liberty Mutual Group, Inc.,
	7.50%, 08/15/36 (e) (m)	37
45	Lincoln National Corp.,
	VAR, 7.00%, 05/17/66 (m)	45
30	Nationwide Financial Services,
	6.75%, 05/15/37 (m)	27
40	Reinsurance Group of America, Inc.,
	VAR, 6.75%, 12/15/65 (m)	38
100	Swiss RE Capital I LP (United Kingdom),
	6.85%, 05/25/16 (e) (m) (x)	98
25	Travelers Cos, Inc.,
	VAR, 6.25%, 03/15/37 (m)	23
80	XL Capital Ltd. (Cayman Islands),
	6.50%, 04/15/17 (m) (x)	70
		338

Internet & Catalog Retail — 0.1%
20	Brookstone Co., Inc.,
	12.00%, 10/15/12 (m)	19

IT Services — 0.2%
35	Iron Mountain, Inc.,
	7.75%, 01/15/15 (m)	35

Leisure Equipment & Products — 0.1%
15	Steinway Musical Instruments, Inc.,
	7.00%, 03/01/14 (e) (m)	14

Media — 2.1%
5	Cablevision Systems Corp.,
	8.00%, 04/15/12 (m)	5
65	Charter Communications Operating LLC/Charter Communications Operating Capital,
	8.00%, 04/30/12 (e) (m)	64
60	Comcast Corp.,
	6.95%, 08/15/37 (m)	63
50	DIRECTV Holdings LLC,
	6.38%, 06/15/15 (m)	48
	Echostar DBS Corp.,
5	6.63%, 10/01/14 (m)	5
40	7.13%, 02/01/16 (m)	42
10	TCI Communications, Inc.,
	7.88%, 02/15/26 (m)	11
45	Time Warner, Inc.,
	5.88%, 11/15/16 (m)	44
15	Time Warner Cable, Inc.,
	6.55%, 05/01/37 (m)	15
30	Videotron Ltee (Canada),
	6.88%, 01/15/14 (m)	29
25	WMG Acquisition Corp.,
	7.38%, 04/15/14 (m)	21
		347

Multi-Utilities — 0.6%

50	Dominion Resources, Inc.,
	6.30%, 03/15/33 (m)	49
55	Midamerican Energy Holdings Co.,
	6.50%, 09/15/37 (m)	57
		106

Oil, Gas & Consumable Fuels — 3.1%
120	ABN Amro Bank/Deutschland for OAO Gazprom
	9.63%, 03/01/13 (e)	137
25	Canadian Natural Resources Ltd. (Canada),
	6.25%, 03/15/38 (m)	25
40	Chesapeake Energy Corp.,
	7.00%, 08/15/14 (m)	40
25	Denbury Resources, Inc.,
	7.50%, 04/01/13 (m)	25
34	Gaz Capital for Gazprom (Russia),
	8.63%, 04/28/34	42
59	Gazprom International S.A. (Russia),
	7.20%, 02/01/20	60
25	Kinder Morgan Energy Partners LP,
	6.50%, 02/01/37 (m)	25
15	Newfield Exploration Co.,
	6.63%, 04/15/16 (m)	15
30	Nexen, Inc. (Canada),
	6.40%, 05/15/37 (m)	30
40	ONEOK Partners LP,
	5.90%, 04/01/12 (m)	41
75	Valero Energy Corp.,
	6.63%, 06/15/37 (m)	77
		517

Paper & Forest Products — 0.5%
75	Georgia-Pacific Corp.,
	9.50%, 12/01/11 (m)	78

Personal Products — 0.1%
10	DEL Laboratories, Inc.,
	FRN, 9.91%, 11/01/11 (m)	10

Real Estate Investment Trusts (REITs) — 0.5%
20	Host Marriott LP,
	6.75%, 06/01/16 (m)	20
60	WEA Finance LLC/WCI Finance LLC (Australia),
	5.70%, 10/01/16 (e) (m)	59
		79

Road & Rail — 0.3%
20	Hertz Corp.,
	8.88%, 01/01/14 (m)	20
27	United Rentals North America, Inc.,
	6.50%, 02/15/12 (m)	26
		46

Specialty Retail — 0.2%
40	Home Depot, Inc.
	5.88%, 12/16/36 (m)	34

Thrifts & Mortgage Finance — 1.3%
100	CAM US Finance S.A. Sociedad Unipersonal (Spain),
	FRN, 5.06%, 02/01/10 (e) (m)	99
25	Countrywide Financial Corp.,
	5.80%, 06/07/12 (m)	19
50	Washington Mutual, Inc.,
	FRN, 5.17%, 08/24/09 (m)	46
100	Washington Mutual Preferred Funding Delaware,
	6.53%, 03/15/11 (e) (m) (x)	53
		217

Wireless Telecommunication Services — 1.0%
100	America Movil S.A.B. de C.V. (Mexico),
	FRN, 5.30%, 06/27/08 (e)	100
15	Intelsat Bermuda Ltd. (Bermuda),
	9.25%, 06/15/16 (m)	15
55	Sprint Nextel Corp.,
	6.00%, 12/01/16 (m)	53
		168
	Total Corporate Bonds
	(Cost $6,115)	6,154

Foreign Government Securities — 13.9%

Argentina — 1.6.%
		Republic of Argentina,
	180	7.00%, 10/03/15 (m)	146
ARS	400	11.31%, 01/20/10 (m)	126
			272

Barbados — 0.1%
$15	Barbados Government International Bond,
	7.25%, 12/15/21 (m)	17

Brazil — 2.1%
	110	Federal Republic of Brazil,
		12.25%, 03/06/30 (m)	190
BRL	300	Lehman Brothers Holdings, Inc.
		10.00%, 01/03/12 (linked to Brazilian Real Notes, 10.00%, 01/03/12) (e) (i)	162
			352

Colombia — 1.6%
		Republic of Colombia,
	$65	8.25%, 12/22/14 (m)	74
	20	10.38%, 01/28/33 (m)	30
	40	10.75%, 01/15/13 (m)	49
COP	200,000	12.00%, 10/22/15 (m)	109
			262

Dominican Republic — 0.9%
	Government of Dominican Republic,
$101	9.04%, 01/23/18 (e) (m)	116
34	9.50%, 09/27/11 (m)	36
		152

Egypt — 0.5%
EGP	500	Credit Suisse First Boston,
		Zero Coupon, 05/06/08 (linked to Egypt Treasury Bill, Zero Coupon, 05/06/08) (e) (i) (m)	88

Indonesia — 0.8%
$119	Government of Indonesia,
	7.25%, 04/20/15 (m)	126

Mexico — 1.5%
	United Mexican States,
40	7.50%, 01/14/12 (m)	44
25	8.00%, 09/24/22 (m)	31
35	8.30%, 08/15/31 (m)	46
125	FRN, 5.94%, 01/13/09 (m)	125
		246

Peru — 1.1%
70	Government of Peru,
	6.55%, 03/14/37 (m)	73
100	IIRSA Norte Finance Ltd.,
	8.75%, 05/30/24 (m)	113
		186

Philippines — 0.3%
40	Bangko Sentral Pilipinas
	8.60%, 06/15/27 (m)	47

Russia — 1.7%
	Russian Federation,
66	8.25%, 03/31/10 (m)	68
50	11.00%, 07/24/18 (m)	72
75	12.75%, 06/24/28 (m)	136
		276

Trinidad & Tobago — 0.4%
50	Trinidad & Tobago Government International Bond,
	9.75%, 07/01/20 (m)	67

Turkey — 0.6%
TRY	120	Credit Suisse, Nassau Branch,
		14.00%, 01/19/11 (linked to Republic of Turkey Government Bond, 14.00%, 01/19/11) (e) (i)	101

Venezuela — 0.7%
$125	Venezuela Government International Bond,
	9.38%, 01/13/34 (m)	123
	Total Foreign Government Securities
	(Cost $2,225)	2,315

Mortgage Pass-Through Securities — 48.2%
	Federal Home Loan Mortgage Corp. Gold Pools,
39	6.00%, 05/01/17 - 01/01/35 (m)	39
	Federal Home Loan Mortgage Corp. Various Pools,
15	ARM, 5.42%, 06/01/37 (m)	15
30	ARM, 5.45%, 07/01/37 (m)	30
23	ARM, 5.58%, 06/01/37 (m)	24
985	TBA, 5.00%, 12/15/37	967
785	TBA, 5.50%, 12/15/37	785
100	TBA, 6.00%, 12/15/37	101
	Federal National Mortgage Association Various Pools,
571	6.00%, 03/01/33 - 01/01/35 (m)	583
229	6.50%, 01/01/35 - 02/01/35 (m)	235
451	7.00%, 04/01/37 (m)	468

850	TBA, 4.50%, 12/25/22	837
600	TBA, 5.00%, 12/25/22	599
150	TBA, 5.50%, 01/25/37	150
815	TBA, 6.00%, 12/25/22	833
690	TBA, 6.00%, 12/25/37	701
1,020	TBA, 6.50%, 12/25/37	1,049
	Government National Mortgage Association Pools,
390	TBA, 6.00%, 12/15/37	400
210	TBA, 6.50%, 12/15/37	217
	Total Mortgage Pass-Through Securities
	(Cost $8,211)	8,033

Private Placement — 7.2%
1,126	270 5th Ave., Secured by First Mortgage and Agreement on Co-op Apartment Building in Brooklyn, New York,
	6.93%, 08/01/18 (f) (i)
	(Cost $1,126)	1,205

U.S. Treasury Obligations — 7.2%
125	U.S. Treasury Bond,
	5.50%, 08/15/28 (m)	143
	U.S. Treasury Notes,
40	4.13%, 08/15/10	41
50	4.25%, 09/30/12 (m)	52
15	4.50%, 05/15/10 (m)	15
10	4.50%, 11/30/11	10
150	4.63%, 07/31/09 (m)	154
585	4.75%, 08/15/17(m)	621
10	5.13%, 06/30/08	10
140	5.13%, 06/30/11	149
	Total U.S. Treasury Obligations
	(Cost $1,141)	1,195
SHARES

Warrant — 0.0% (g)
-(h)	Startec Global Communications Corp., expires 05/15/08 (a) (e) (m)
	(Cost $ - (h))	-	(h)
	Total Long-Term Investments
	(Cost $22,484)	22,160
NUMBER OF CONTRACTS

Options Purchased — 0.2%

Call Options Purchased — 0.0% (g)
4	90 Day Eurodollar Futures expiring 12/17/07 @ $95.00, American Style	2
5	90 Day Eurodollar Futures expiring 03/17/08 @ $95.75, American Style	3
	Total Call Options Purchased	5

NOTIONAL AMOUNT ($)

Put Options Purchased — 0.2%
	Put Options Purchased on Interest Rate Swaps:
1,850	Expiring 11/03/08. If exercised the Fund pays 5.23% and receives floating 3 month
	LIBOR expiring 11/05/18, European Style	26
	Total Options Purchased
	(Cost $43)	31

Principal Amount ($)

Short-Term Investments — 7.1%

Commercial Paper — 3.0%	500	Scaldis Capital LLC,
		4.77%, 12/14/07 (m) (n)
		(Cost $499)	499
	Shares

Investment Company — 4.1%
684	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $684)	684
	Total Short-Term Investments
	(Cost $1,183)	1,183

Total Investments — 140.2%
(Cost $23,710)	23,374

Liabilities in Excess of Other Assets — (40.2)%	(6,697)

NET ASSETS — 100.0%	$16,677

Percentages indicated are based on net assets.

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$(400)	FNMA, TBA, 5.50%, 12/25/37	$(401)
	(Proceeds received $403)

..
Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/07	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3	10 Year Swap Future	December, 2007	$ 333	$ 11
1	Euro-Bond	December, 2007	167	(2)
2	2 Year U.S. Treasury Notes	March, 2008	420	-	(h)
7	5 Year U.S. Treasury Notes	March, 2008	771	1
5	10 Year U.S. Treasury Notes	March, 2008	566	(1)
1	Eurodollar	September, 2008	241	3
	Short Futures Outstanding
(3)	Eurodollar	December, 2007	(714)	-	(h)
(2)	5 Year Swap Future	December, 2007	(216)	(5)
(1)	5 Year U.S. Treasury Notes	December, 2007	(110)	1
(11)	5 Year U.S. Treasury Notes	March, 2008	(1,211)	-	(h)
(15)	10 Year U.S. Treasury Notes	March, 2008	(1,698)	(3)
				$5

OPTIONS WRITTEN
Call Options Written
DESCRIPTION		EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style		$95.75	12/17/07	5	(10)
90 Day Eurodollar Futures, American Style		95.25	12/17/07	3	(1)
1 Year Euro Mid Curve, American Style		95.38	12/17/07	4	$-(h)
(Premiums received of $4)					$(11)

Put Options Written
DESCRIPTION		EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style (Premiums received of $1)		$95.25	12/17/07	3	$(1)

Put Options Written on Interest Rate Swaps **
		OPTION	SWAP	NOTIONAL
COUNTERPARTY	EXERCISE RATE *	EXPIRATION DATE	EXPIRATION DATE	AMOUNT	VALUE
Merrill Lynch Capital Services	4.70% quarterly	11/03/08	11/05/10	$7,620	$(19)

(Premiums received of $40)

* The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.
** European Style

Interest Rate Swaps
	RATE TYPE (r)

	PAYMENTS MADE BY	PAYMENTS RECEIVED BY	TERMINATION	NOTIONAL
SWAP COUNTERPARTY	THE FUND	THE FUND	DATE	AMOUNT	VALUE

Bank of America	5.55% semi-annually	3 month LIBOR quarterly	06/14/12	$ 920	$ (65)
Bank of America	5.17% semi-annually	3 month LIBOR quarterly	11/17/17	295	(13)
Barclays Bank plc	3 month LIBOR quarterly	4.21% semi-annually	11/29/12	3,425	5
Barclays Bank plc	5.17% semi-annually	3 month LIBOR quarterly	11/17/17	295	(13)
Barclays Bank plc	4.95% semi-annually	3 month LIBOR quarterly	11/29/37	970	-	(h)
Citibank, N.A.	3 month LIBOR quarterly	5.05% semi-annually	10/01/13	1,100	36
Citibank, N.A.	5.37% semi-annually	3 month LIBOR quarterly	10/01/18	630	(33)
Deutsche Bank AG, New York	3 month LIBOR quarterly	4.65% semi-annually	12/10/09	3,470	48
Deutsche Bank AG, New York	5.04% semi-annually	3 month LIBOR quarterly	08/15/14	636	(29)
Deutsche Bank AG, New York	5.17% semi-annually	3 month LIBOR quarterly	12/10/17	840	(36)
Goldman Sachs Capital Management	3 month LIBOR quarterly	4.75% semi-annually	12/10/09	3,175	51
Goldman Sachs Capital Management	4.92% semi-annually	3 month LIBOR quarterly	05/18/16	590	(16)
Goldman Sachs Capital Management	5.24% semi-annually	3 month LIBOR quarterly	12/10/17	765	(38)

					$ (103)

Credit Default Swaps

			FUND PAYS/RECEIVES	TERMINATION	NOTIONAL
REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FIXED RATE (r)	DATE	AMOUNT	VALUE

Dow Jones CDX .EM.8	Bear Stearns Credit Products [1]	Buy	175 BPS semi-annually	12/20/12	$ 700	$ 3
Dow Jones CDX .EM.8	Citibank, N.A. [2]	Buy	175 BPS semi-annually	12/20/12	120	-	(h)
Dow Jones CDX .EM.8	Deutsche Bank AG, New York [3]	Buy	175 BPS semi-annually	12/20/12	370	1
Dow Jones CDX .EM.8	Deutsche Bank AG, New York [4]	Buy	175 BPS semi-annually	12/20/12	140	1
Dow Jones CDX .EM.8	Lehman Brothers Special Financing [5]	Buy	175 BPS semi-annually	12/20/12	130	-	(h)
Dow Jones CDX .EM.8	Lehman Brothers Special Financing [6]	Buy	175 BPS semi-annually	12/20/12	410	1
Dow Jones CDX .EM.8	Lehman Brothers Special Financing [7]	Buy	175 BPS semi-annually	12/20/12	780	4
Dow Jones CDX .EM.8	Merrill Lynch Capital Servies, Inc. [8]	Buy	175 BPS semi-annually	12/20/12	110	1
Dow Jones CDX .EM.8	Union Bank of Switzerland AG [9]	Buy	175 BPS semi-annually	12/20/12	10	-	(h)
Dow Jones CDX NA.IG.HVOL.9	Goldman Sachs Capital Management [10]	Sell	140 BPS quarterly	12/20/12	1,600	(41)
Dow Jones CDX NA.IG.9	Goldman Sachs Capital Management [11]	Buy	60 BPS quarterly	12/20/12	1,925	11
Dow Jones CDX NA.IG.9	Goldman Sachs Capital Management [12]	Buy	60 BPS quarterly	12/20/12	1,940	11
Dow Jones CDX NA.IG.9	Goldman Sachs Capital Management [13]	Buy	60 BPS quarterly	12/20/12	1,000	6
Dow Jones CDX NA.IG.9	Lehman Brothers Special Financing [14]	Buy	60 BPS quarterly	12/20/12	1,000	6
Countrywide Financial, 0.00%, 02/08/31	Goldman Sachs Capital Management	Sell	400 BPS quarterly	09/20/08	200	(19)
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products	Buy	341 BPS semi-annually	07/20/17	120	9
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products	Buy	397 BPS semi-annually	08/20/17	30	1
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	137.75 BPS semi-annually	06/20/12	450	(14)
Hanover Finance S.A., 5.75%, 02/26/24	Morgan Stanley Capital Services	Buy	9.5 BPS quarterly	12/20/11	200	3
Kazkommertsbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	175 BPS semi-annually	08/20/08	300	(10)
Kazkommertsbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Buy	300 BPS semi-annually	08/20/12	60	8
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	398 BPS semi-annually	10/20/12	100	(6)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Barclays Bank plc	Sell	397 BPS semi-annually	10/20/12	220	(13)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	265 BPS semi-annually	05/20/12	75	(7)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products	Sell	341 BPS semi-annually	07/20/17	120	(14)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products	Sell	407 BPS semi-annually	08/20/17	30	(2)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	365 BPS semi-annually	08/20/12	80	(2)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	365 BPS semi-annually	08/20/12	290	(8)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	375 BPS semi-annually	08/20/12	60	(1)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	84 BPS semi-annually	09/20/12	200	-	(h)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	53 BPS semi-annually	08/20/12	130	(8)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	68 BPS semi-annually	08/20/12	150	(8)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	52.67 BPS semi-annually	08/20/12	480	(28)
Republic of Kazakhstan, 11.13%, 05/11/07	Credit Suisse International	Sell	53 BPS semi-annually	08/20/12	210	(12)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	65.5 BPS semi-annually	08/20/12	310	(17)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	71 BPS semi-annually	08/20/12	150	(8)
Republic of Turkey, 11.88%, 01/15/30	Deutsche Bank AG, New York	Buy	239 BPS semi-annually	08/20/12	150	(5)
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	145 BPS semi-annually	07/20/12	70	-	(h)
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	194 BPS semi-annually	08/20/12	120	(2)
Republic of Venezuela, 9.25%, 09/15/27	Bear Stearns Credit Products	Sell	250.4 BPS semi-annually	07/20/12	165	(11)
VTB Capital S.A., 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS semi-annually	05/20/12	50	(3)

						$ (173)

[1] Premiums paid of $5.
[2] Premiums received of $1.
[3] Premiums received of $4.
[4] Premiums paid of $1.
[5] Premiums received of $1.
[6] Premiums received of $5.
[7] Premiums paid of $6.
[8] Premiums paid of $1.
[9] Premiums received of $5.
[10] Premiums received of $40.
[11] Premiums received of $7.
[12] Premiums received of $3.
[13] Premiums paid of $6.
[14] Premiums paid of $6.

Price Lock Swaps

			TERMINATION	NOTIONAL
SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	DATE	AMOUNT	VALUE

Bank of America (b)	Bank of America Covered Bond, 5.50%, 06/14/12	$ 104.39	01/03/08	$ 920	$ 5
Bank of America (b)	FHLB, 5.00%, 11/17/17	99.79	01/16/08	295	10
Barclays Bank plc (a)	U.S. Treasury Bond, 6.63%, 02/15/27	128.45	12/28/07	40	-	(h)
Barclays Bank plc (a)	U.S. Treasury TIPS, 2.63%, 07/15/17	110.96	12/28/07	35	(1)
Barclays Bank plc (b)	U.S. Treasury Note, 4.75%, 08/15/17	106.14	12/28/07	40	-	(h)
Barclays Bank plc (b)	U.S. Treasury TIPS, 2.38%, 01/15/27	112.63	12/28/07	35	(2)
Barclays Bank plc (b)	FHLB, 5.00%, 11/17/17	99.79	01/16/08	295	10
Credit Suisse International (b)	FHLB, 5.38%, 05/18/16	103.50	02/15/08	580	15
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 7.00%, TBA	103.63	12/05/07	500	1
Deutsche Bank AG, New York (b)	U.S. Treasury Note, 3.88%, 10/31/12	100.03	12/12/07	1,000	(21)
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 5.00%, TBA	96.56	12/05/07	325	5
Deutsche Bank AG, New York (a)	U.S. Treasury Note, 3.88%, 10/31/12	101.56	12/12/07	1,230	(7)
Deutsche Bank AG, New York (b)	U.S. Treasury Note, 4.00%, 08/31/09	101.43	01/09/08	1,100	2
Union Bank of Switzerland, AG (b)	FHLMC, 5.00%, 12/05/07	95.56	12/05/07	810	21
					$ 38

(a) Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.
(b) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Total Return Swaps
		PAYMENTS MADE BY	PAYMENTS RECEIVED BY	TERMINATION	NOTIONAL
SWAP COUNTERPARTY	REFERENCED OBLIGATION	THE FUND (r)	THE FUND (r)	DATE	AMOUNT	VALUE

Morgan Stanley Capital Services	Trans Credit Bank, 7.30%, 02/26/09	3 month LIBOR + 20 BPS quarterly	Total Return on Trans Credit Bank 7.30%, 02/26/09 quarterly	02/26/09	$ 200	$ 4
Morgan Stanley Capital Services	OGK/Rushydro's 12/13/13	Total Return on OGK/Rushydro's 12/13/13 quarterly	3 month LIBOR + 20 BPS quarterly	12/25/10	580	20

						$ 24

Forward Rate Agreements

	RATE TYPE (r)

	PAYMENTS MADE BY	PAYMENTS RECEIVED BY	TERMINATION	NOTIONAL
SWAP COUNTERPARTY	THE FUND	THE FUND	DATE	AMOUNT	VALUE

Merrill Lynch Capital Services	3 month LIBOR (06/18/08 - 09/17/08) at termination	4.35% at termination	09/17/08	$ 21,870	$ 33
Merrill Lynch Capital Services	4.47% at termination	3 month LIBOR (06/17/09 - 09/16/09) at termination	09/16/09	21,870	(47)

					$ (14)

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands)
	Market Value	Percentage
	$1,214	7.3%

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2007.

ARM	Adjustable Rate Mortgage
ARS	Argentine Peso
BPS	Basis Points
BRL	Brazilian Real
CMO	Collateralized Mortgage Obligation
COP	Colombian Peso
EGP	Egyptian Pound
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.
HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PIK	Payment-In-Kind
REMICS	Real Estate Mortgage Investment Conduits
SUB	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2007.
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
TRAINS	Targeted Return Index
TRY	New Turkish Lira
VAR	Variable. The interest rate shown is th e rate in effect as of November 30, 2007.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation			$427
Aggregate gross unrealized depreciation			(758)
Net unrealized appreciation/depreciation			$(331)
Federal income tax cost of investments			$23,956

JPMorgan Tax Aware High Income Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

Long-Term Investments — 97.5%

Corporate Bonds — 6.5%

Consumer Finance — 1.8%
100	Ford Motor Credit Co. LLC,
	FRN, 7.99%, 01/13/12	87
100	GMAC LLC,
	FRN, 6.12%, 05/15/09	94
		181

Containers & Packaging — 0.9%
100	Constar International, Inc.,
	FRN, 8.24%, 02/15/12	95

Electronic Equipment & Instruments — 1.0%
100	Sanmina-SCI Corp.,
	FRN, 8.44%, 06/15/10 (e)	100

Road & Rail — 1.0%
100	Quality Distribution LLC/QD Capital Corp.,
	FRN, 9.74%, 01/15/12	98

Semiconductors & Semiconductor Equipment — 0.9%
100	Spansion, Inc.,
	FRN, 8.25%, 06/01/13 (e)	91

Thrifts & Mortgage Finance — 0.9%
100	Countrywide Home Loans, Inc.,
	3.25%, 05/21/08	89

Total Corporate Bonds
(Cost $679)	654

Loan Assignments & Participations — 7.7%

Diversified Telecommunication Services — 1.2%
125	Time Warner Telecom, Term Loan,
	6.82%, 01/07/13	118

Electrical Equipment — 0.9%
		Baldor Electric Co., Term Loan,
—	(h)	6.63%, 01/31/14	1
41		6.75%, 01/31/14	40
1		7.00%, 01/31/14	1
54		7.13%, 01/31/14	53
			95

Health Care Providers & Services — 1.2%
10	Iasis Healthcare Corp., Term Loan,
	7.02%, 03/15/14	10
1	Iasis Healthcare Corp., Term Loan, Contract 1,
	7.20%, 03/14/14	1
114	Iasis Healthcare Corp., Term Loan, Contract 2,
	7.07%, 03/14/14	107
		118

Household Products — 1.4%

	Spectrum Brands, Inc.,
20	8.67%, 03/30/13	20
12	8.88%, 03/30/13	12
11	8.90%, 03/30/13	10
30	8.90%, 03/30/13	29
41	9.25%, 03/30/13	39
34	Spectrum Brands, Inc., 4th Tranche Term Loan,
	9.24%, 03/30/13	33
		143

Independent Power Producers & Energy Traders — 1.4%
106	NRG Energy, Inc., Term Loan Contract 1,
	6.95%, 01/07/13	100
44	NRG Opco, Term Loan,
	6.85%, 02/01/13	42
		142

IT Services — 0.2%
25	First Data Corp., Term Loan,
	7.96%, 09/24/14	24

Textiles, Apparel & Luxury Goods — 1.4%
147	Polymer Group, Inc., Term Loan,
	7.45%, 11/22/12	145
	Total Loan Assignments & Participations
	(Cost $798)	785

Municipal Bonds — 83.3% (t)

Arizona — 8.4%
	Arizona School Facilities Board, State School Trust,
300	Rev., AMBAC, 5.00%, 07/01/18	333
200	Series A, Rev., AMBAC, 5.75%, 07/01/14 (p)	226
100	Pima County IDA, American Charter Schools Foundation,
	Series A, Rev., 5.13%, 07/01/15	100
185	Tartesso West Community Facilities District,
	GO, 4.75%, 07/15/10	185
		844

Arkansas — 5.6%
250	Arkansas Development Finance Authority, Single Family Mortgage,
	Series D, Rev., AMT, GNMA/FNMA, 5.50%, 01/01/17	266
	City of Fayetteville, Sales & Use Tax,
130	Rev., FSA, 4.13%, 11/01/15	130
170	Rev., FSA, 4.25%, 11/01/15	170
		566

Colorado — 3.7%
250	El Paso County, Single Family Mortgage, Southern Front Range,
	Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.85%, 10/01/17	267
100	Platte River Power Authority,
	Series EE, Rev., 5.25%, 06/01/10	105
		372

Delaware — 4.6%
175	Delaware State Housing Authority, Single Family Mortgage,
	Series D-1, Rev., AMT, 4.63%, 07/01/17	176

270	Delaware Transportation Authority Motor Fuel Tax Revenue,
	Rev., MBIA, 5.00%, 07/01/13	293
		469

Florida — 1.0%
100	Palm Beach County, Public Improvements, Convention Center Project,
	Rev., VAR, FGIC, 5.00%, 11/01/11	105

Georgia — 3.2%
200	City of Augusta, Water & Sewer Systems,
	Rev., FSA, 5.00%, 10/01/17	220
100	Main Street Natural Gas, Inc.,
	Series A, Rev., 5.00%, 09/15/14	102
		322

Indiana — 1.5%
150	Indiana Health Facility Financing Authority, Ascension Health Credit,
	Series A, Rev., 5.00%, 04/01/10	155

Kansas — 5.4%
210	City of Salina, Hospital Improvement, Salina Regional Health,
	Rev., 5.00%, 04/01/16	218
300	City of Wichita, Water & Sewer Utilities,
	Rev., FGIC, 5.00%, 10/01/13	325
		543

Louisiana — 4.3%
260	Louisiana Correctional Facilities Corp.,
	Rev., AMBAC, 5.00%, 09/01/16	283
140	St. Bernard Parish Home Mortgage Authority, Single Family Mortgage,
	Rev., GNMA/FNMA/FHLMC, 5.80%, 09/01/17	150
		433

Massachusetts — 5.0%
145	Commonwealth of Massachusetts, Consolidated Loan,
	Series B, GO, 5.75%, 06/01/10	154
300	Massachusetts Bay Transportation Authority,
	Series B, Rev., MBIA, 5.50%, 07/01/28	349
		503

Minnesota — 2.0%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project,
	Rev., 5.25%, 11/01/17	198

Missouri — 5.3%
400	Bi-State Development Agency, Metropolitan District, St. Clair County, Metrolink Project,
	Rev., FSA, 5.25%, 07/01/25	441
100	Kansas City, Maincor Project, Tax Allocation,
	Series A, 5.00%, 03/01/12	99
		540

New Jersey — 5.3%
300	New Jersey EDA, Motor Vehicle Surplus,
	Series A, Rev., MBIA, 5.25%, 07/01/24	335
200	Tobacco Settlement Financing Corp.,
	Series 1A, Rev., 5.00%, 06/01/17	196
		531

New Mexico — 1.0%
100	New Mexico Mortgage Finance Authority, Single Family Mortgage,

Series E-D-3, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 07/01/17	102

New York — 5.3%
115	New York City Transitional Finance Authority, Future Tax Secured,
	Series B, Rev., VAR, 5.25%, 02/01/11	121
200	New York State Dormitory Authority, School District Building Financing Project,
	Series B, Rev., MBIA, 5.00%, 10/01/15	220
200	Ulster County IDA,
	Series A, Rev., 5.10%, 09/15/13	196
		537

North Carolina — 4.0%
75	North Carolina Eastern Municipal Power Agency,
	Series C, Rev., 5.38%, 01/01/13	78
300	North Carolina Housing Finance Agency,
	Series 30-A, Rev., AMT, 5.50%, 01/01/17	322
		400

Ohio — 2.9%
100	Belmont County Health Systems, Improvement, East Ohio Regional Hospital,
	Rev., 5.70%, 01/04/08	99
200	Buckeye Tobacco Settlement Financing Authority, Asset-Backed Bonds,
	Series A-2, Rev., 5.13%, 06/01/17	189
		288

Pennsylvania — 0.7%
70	Pennsylvania Higher Educational Facilities Authority, LaSalle University,
	Series A, Rev., 5.00%, 05/01/12	72

Puerto Rico — 2.0%
200	Children's Trust Fund, Asset-Backed Bonds,
	Rev., 5.00%, 05/15/09	202

Rhode Island — 1.4%
145	Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity,
	Series 28-A, Rev., 4.65%, 10/01/08	145

Texas — 8.7%
95	Austin Independent School District,
	Series B, GO, PSF-GTD, 5.00%, 08/01/15	104
190	Lufkin Health Facilities Development Corp., Memorial Health System, East Texas,
	Rev., 5.00%, 02/15/13	194
340	State of Texas, Water Financial Assistance,
	Series D, GO, AMT, 5.00%, 08/01/17	365
200	Texas State Affordable Housing Corp., Single Family Mortgage,
	Series D, Rev., AMT, FHLMC/GNMA/FNMA, 5.85%, 10/01/17	216
		879

Wisconsin — 2.0%
200	Wisconsin Health & Education Facilities,
	4.42%, 10/01/27 (i)	200
	Total Municipal Bonds
	(Cost $8,359)	8,406
	Total Long-Term Investments
	(Cost $9,836)	9,845

Shares

Short-Term Investments — 1.1%

Investment Companies — 1.1%
34	JPMorgan Prime Money Market Fund, Institutional Class (b)	34
74	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (m)	74
	Total Short-Term Investments
	(Cost $108)	108

Total Investments — 98.6%
(Cost $9,944)	9,953

Other Assets in Excess of Liabilities — 1.4%	141

NET ASSETS — 100.0%	$10,094

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Advisors Inc.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
PSF	Permanent School Fund
Rev.	Revenue Bond
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$68
Aggregate gross unrealized depreciation	(59)
Net unrealized appreciation/depreciation	$9

Federal income tax cost of investments	$9,944

JPMorgan Tax Free Money Market Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

Municipal Commercial Paper — 5.6% (n)

District of Columbia — 0.1%
17,500	District of Columbia,
	3.68%, 02/01/08	17,500

Florida — 0.5%
	Florida Local Government Finance Commission,
15,000	3.40%, 02/12/08 (m)	15,000
12,401	3.52%, 12/11/07 (m)	12,401
22,312	Florida Municipal Power Authority,
	3.50%, 01/07/08	22,312
17,300	Pinellas County,
	3.51%, 01/07/08	17,300
42,390	Sunshine State,
	3.38%, 02/06/08	42,390
		109,403

Georgia — 0.1%
	City of Atlanta,
15,000	Series A-1, 3.50%, 03/07/08	15,000
9,485	Series A-2, 3.50%, 01/07/08	9,485
		24,485

Hawaii — 0.1%
	City of Honolulu,
12,000	3.44%, 02/06/08	11,996
21,000	3.45%, 02/02/08	21,000
		32,996

Illinois — 0.1%
28,066	Chicago O'Hare International Airport,
	3.60%, 12/05/07	28,066

Maryland — 0.1%
16,565	Maryland Health & Higher Educational Facilities Authority,
	3.50%, 01/07/08	16,565

Massachusetts — 0.0% (g)
	Massachusetts State Building Authority,
5,000	3.50%, 01/17/08	5,000
3,000	3.52%, 01/17/08	3,000
		8,000

Minnesota — 0.1%
10,000	Rochester, Minnesota Health Care Facilities,
	3.57%, 12/07/07	10,000
15,845	University of Minnesota,
	3.55%, 12/03/07	15,845
		25,845

North Carolina — 0.8%
	City of Charlotte,
12,430	3.40%, 05/06/08	12,430
11,641	3.55%, 06/11/08	11,641

11,387	3.70%, 01/16/08	11,387
3,313	3.70%, 04/08/08	3,313
14,545	3.75%, 03/12/08	14,545
10,351	3.75%, 04/08/08	10,351
	City of Charlotte, Water & Sewer,
12,546	3.25%, 07/09/08	12,546
18,075	3.40%, 05/06/08	18,075
11,788	3.55%, 07/09/08	11,788
19,236	3.62%, 06/03/08	19,236
	University of North Carolina,
36,614	3.70%, 01/16/08	36,614
20,000	3.72%, 01/15/08	20,000
20,000	3.72%, 01/16/08	20,000
		201,926

Ohio — 0.3%
19,200	Cuyahoga County,
	3.60%, 12/06/07	19,200
45,000	Ohio State University,
	3.52%, 01/10/08	45,000
		64,200

Pennsylvania — 0.1%
28,000	Hamilton County,
	3.46%, 12/03/07	28,000

Tennessee — 0.4%
	Metropolitan Government Nashville & Davidson County,
22,000	3.50%, 01/10/08 (m)	22,000
35,000	3.55%, 12/11/07	35,000
30,000	State of Tennessee,
	3.55%, 12/10/07	30,000
		87,000

Texas — 1.1%
25,000	Dallas Airport,
	3.65%, 01/08/08	25,000
19,235	Harris County,
	3.40%, 03/28/08	19,235
21,700	San Antonio Water Authority,
	3.50%, 02/10/08	21,700
40,000	Texas Department of Transportation,
	3.52%, 01/07/08	40,000
32,869	Texas Housing Agency,
	3.60%, 12/21/07	32,869
	Texas Municipal Power Agency,
14,050	3.40%, 03/04/08	14,050
58,105	3.51%, 12/05/07	58,105
30,000	3.60%, 01/04/08	30,000
21,500	Texas Public Finance Authority,
	3.50%, 01/07/08	21,500
14,220	University of Texas,
	3.50%, 01/14/08	14,220
		276,679

Utah — 0.6%
	Intermountain Power Agency,
48,900	3.35%, 02/06/08	48,900
87,800	3.65%, 02/06/08	87,800
		136,700

Virginia — 0.4%
64,965	Stafford & Staunton Township Board of Education,
	3.40%, 12/05/07	64,965
25,800	University of Virginia,
	3.35%, 01/08/08	25,800
		90,765

Washington — 0.6%
36,100	Intermountain Power Authority Agency,
	3.45%, 04/09/08	36,100
	Metropolitan Washington Airports Authority
10,000	3.52%, 12/04/07	10,000
93,500	3.72%, 02/06/08	93,500
		139,600

Wisconsin — 0.2%
	State of Wisconsin,
23,375	3.35%, 02/06/08	23,375
25,755	3.57%, 12/03/07	25,755
		49,130
	Total Municipal Commercial Paper
	(Cost $1,336,860)	1,336,860

Municipal Bonds — 93.9%

Alabama — 2.8%
20,900	ABN AMRO Munitops Certificate Trust,
	Series 2002-21, Rev., VRDO, MBIA, 3.65%, 12/03/07	20,900
	Austin Trust Various States,
11,035	Series 2007-1001, Rev., VRDO, MBIA-IBC, LIQ: Bank of America N.A., 3.65%, 12/03/07	11,035
9,375	Series 2007-1002, Rev., VRDO, AMBAC-TCRS-BNY, LIQ: Bank of America N.A., 3.65%, 12/03/07	9,375
2,700	Birmingham Public Educational Building Authority, University of Alabama-Birmingham Project,
	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 3.60%, 12/03/07	2,700
13,500	Columbia IDB, PCR, Alabama Power Co. Project,
	Series C, Rev., VRDO, 3.63%, 12/03/07	13,500
20,735	Cullman Medical Clinic Board-Medical Park South,
	Series 121, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 3.67%, 12/03/07	20,735
15,000	DCH Health Care Authority, Alabama Healthcare Facilities,
	Rev., VRDO, LOC: Regions Bank, 3.61%, 12/03/07	15,000
	Jefferson County, Sewer,
65,400	Series C-3, Rev., VRDO, XLCA, 3.61%, 12/03/07	65,400
5,885	Series ROCS-RR-II-R-10106, Rev., VRDO, FGIC, LIQ: Citigroup Financial Products, 3.69, 12/03/07	5,885
7,950	Sub Series B-5, Rev., VRDO, XLCA, 3.61%, 12/03/07	7,950
108,900	Lower Alabama Gas District,
	Series A, Rev., VRDO, LIQ: Societe Generale, 3.56%, 12/03/07	108,900
	Montgomery BMC Special Care Facilities Financing Authority, Hospital, VHA Alabama, Inc.,
5,800	Series C, Rev., VRDO, AMBAC, 3.61%, 12/03/07	5,800
5,000	Series D, Rev., VRDO, AMBAC, 3.61%, 12/03/07	5,000

4,300	Series E, Rev., VRDO, AMBAC, 3.61%, 12/03/07	4,300
9,000	Series F, Rev., VRDO, AMBAC, 3.61%, 12/03/07	9,000
4,000	Selma IDB, Specialty Minerals Project,
	Rev., VRDO, LOC: Wachovia Bank N.A., 3.71%, 12/03/07	4,000
350,000	Southeast Alabama Gas District, Supply Project,
	Series A, Rev., VRDO, 3.63%, 12/03/07	350,000
4,940	Tuscaloosa County Board of Education, Special Tax,
	TAW, VRDO, LOC: Regions Bank, 3.60%, 12/03/07	4,940
		664,420

Alaska — 0.2%
	Alaska Housing Finance Corp., Floating Rate Trust Receipts,
8,625	Series K-14, Regulation D, Rev., VRDO, MBIA, LIQ: Lehman Liquidity Co., 3.73%, 12/03/07	8,625
1,600	Series L-25, Regulation D, Rev., VRDO, MBIA, 3.77%, 12/05/07	1,600
13,005	Alaska Housing Finance Corp., Merlots,
	Series D, Rev., VRDO, MBIA, LIQ: Wachovia Bank N.A., 3.67%, 12/03/07	13,005
10,000	Alaska Housing Finance Corp State Capital Project,
	Series C, Rev., VRDO, MBIA, 3.59%, 12/03/07	10,000
14,400	City of North Slope Boro,
	Series A, GO, VRDO, MBIA, 3.61%, 12/03/07	14,400
		47,630

Arizona — 1.4%
	Apache County IDA, Tucson Electric Power Co.,
24,200	Series 83-A, Rev., VRDO, LOC: ABN AMRO Bank N.V., 3.62%, 12/03/07	24,200
56,800	Series 83-B, Rev., VRDO, LOC: Bank of New York, 3.61%, 12/03/07	56,800
7,700	Apache County IDA, IDR, Tucson Electric Power Co., Springville,
	Series 1999-6, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.62%, 12/03/07	7,700
36,600	Arizona Health Facilities Authority,
	Series 1782, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.69%, 12/03/07	36,600
	Arizona State University,
10,000	Series A, Rev., VRDO, AMBAC, 3.56%, 12/03/07	10,000
5,000	Series B, Rev., VRDO, AMBAC, 3.58%, 12/03/07	5,000
16,600	Lehman Municipal Trust Receipts,
	Series P-67, Rev., VRDO, FGIC, LIQ: Lehman Liquidity Co., 3.72%, 12/03/07	16,600
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.70%, 12/03/07	7,160
19,240	Phoenix Civic Improvement Corp., Wastewater System, Senior Lien,
	Series A, Rev., VRDO, MBIA, 3.62%, 12/03/07	19,240
2,000	Phoenix IDA, Del Mar Terrace,
	Series A, Rev., VRDO, LIQ: FHLMC, 3.60%, 12/03/07	2,000
	Phoenix IDA, Paradise Lakes Apartment,
17,500	Series A, Rev., VRDO, LIQ: Wachovia Bank, N.A., 3.59%, 12/03/07	17,500
16,000	Series B, Rev., AMT, VRDO, LIQ: Wachovia Bank, N.A., 3.65%, 12/03/07	16,000
43,200	Pima County IDA, Tucson Electric Irvington,
	Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.61%, 12/03/07	43,200
	Salt River Project Agricultural Improvement & Power District, Electric Systems,
6,850	Series 1430, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.68%, 12/03/07	6,850
6,025	Series ROCS-RR-II-R-12029, Rev., VRDO, LIQ: Citigroup Financial Products, 3.72%, 12/03/07	6,025
	Scottsdale IDA, Scottsdale Healthcare,
10,475	Series C, Rev., VRDO, FSA, LIQ: Citibank N.A., 3.59%, 12/03/07	10,475
14,525	Series E, Rev., VRDO, FSA, LIQ: Citibank N.A., 3.59%, 12/03/07 (w)	14,525

7,960	Yavapai County, Highway Construction,
	Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.60%, 12/03/07	7,960
17,630	Yavapai County IDA, Solid Waste,
	Series ROCS-RR-II-R-10242CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.74%, 12/03/07	17,630
		325,465

Arkansas — 0.0% (g)
3,830	City of Lowell, IDR, Arkansas Democrat-Gazette Project,
	Rev., VRDO, LOC: Bank of New York, 3.71%, 12/03/07	3,830

California — 5.7%
29,000	ABAG Finance Authority for Nonprofit Corps.,
	Series P-240, Rev., VRDO, LIQ: Merrill Lynch Capital Services, LOC: TSB Lloyds Bank, plc, 4.03%, 12/03/07	29,000
2,385	ABAG Finance Authority for Nonprofit Corps., Colma Bart Apartments,
	Series A, Rev., VRDO, LOC: Bank of America N.A., 3.53%, 12/03/07	2,385
	Access to Loans for Learning Student Loan Corp.,
23,700	Series II-A-3, Rev., VRDO, 3.60%, 12/03/07	23,700
32,100	Series II-A-10, Rev., VRDO, 3.60%, 12/03/07	32,100
45,000	Series II-A-11, Rev., VRDO, 3.70%, 12/03/07	45,000
90,200	Series V-A-1, Rev., VRDO, AMBAC, 3.68%, 12/03/07	90,200
2,000	Alvord Unified School District, Food Services Bridge Funding Program,
	COP, VRDO, FSA, 3.50%, 12/03/07	2,000
18,600	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
	Series C, Rev., VRDO, AMBAC, 3.52%, 12/03/07	18,600
2,100	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project,
	Rev., VRDO, LOC: Mellon Bank N.A., 3.63%, 12/03/07	2,100
23,500	California Housing Finance Agency,
	Series A, Rev., VRDO, AMT, 3.63%, 12/03/07	23,500
	California Housing Finance Agency, Home Mortgage,
350	Series B, Rev., VRDO, FSA, 3.62%, 12/03/07	350
10,830	Series F, Rev., VRDO, FSA, 3.60%, 12/03/07	10,830
	California Housing Finance Agency, Multi-Family Housing,
11,820	Series III-A, Rev., VRDO, AMT, 3.62%, 12/03/07	11,820
57,445	Series III-E, Rev., VRDO, 3.60%, 12/03/07	57,445
1,125	Series III-G, Rev., VRDO, 3.69%, 12/03/07	1,125
5,620	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project,
	Rev., VRDO, LOC: Union Bank of California N.A., 3.75%, 12/03/07	5,620
1,610	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project,
	Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.63%, 12/03/07	1,610
22,600	California Pollution Control Financing Authority, Atlantic Richfield Co. Project,
	Series A, Rev., VRDO, AMT, 3.68%, 12/03/07	22,600
500	California State Department of Water Resources, Power Supply,
	Series C-13, Rev., VRDO, FSA, 3.45%, 12/03/07	500
21,000	California State University,
	Series ROCS-RR-II-R-12063, Rev., VRDO, FSA-CR, AMBAC, LIQ: Citigroup Financial Products, 3.70%, 12/03/07	21,000
14,600	California Statewide Communities Development Authority,
	Series ROCS-RR-II-R-774CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.77%, 12/03/07	14,600
	California Statewide Communities Development Authority, Multi-Family Housing,
17,820	Series ROCS-RR-II-R-10005CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.77%, 12/03/07	17,820
14,200	Series ROCS-RR-II-R-10248CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.64%, 12/03/07	14,200
18,905	Series ROCS-RR-II-R-10254CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.77%, 12/03/07	18,905
26,730	Series ROCS-RR-II-R-10256CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.66%, 12/03/07	26,730

28,215	Series ROCS-RR-II-R-13000CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.77%, 12/03/07	28,215
4,400	California Statewide Communities Development Authority, Multi-Family Housing, Arbor Ridge Apartments,
	Series X, Rev., VRDO, FNMA, LIQ: FNMA, 3.63%, 12/03/07	4,400
3,420	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments,
	Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 3.61%, 12/03/07	3,420
25,000	California Statewide Communities Development Authority, Westgate Pasadena Apartments,
	Series G, Rev., VRDO, LOC: Bank of America N.A., 3.58%, 12/03/07	25,000
1	City of Glendale, Hospital,
	Series 590, Rev., VRDO, MBIA, LIQ: Morgan Stanley Dean Witter, 3.69%, 12/03/07	1
3,950	City of Garden Grove, Multi-Family Housing, Malabar Apartments,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.58%, 12/03/07	3,950
49,215	City of Los Angeles, Multi-Family Housing, Channel Gateway Apartments,
	Series B, Rev., VRDO, 3.55%, 12/03/07	49,215
8,800	City of Los Angeles, Multi-Family Housing, Fountain Park Project,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.62%, 12/03/07	8,800
2,100	Colton Redevelopment Agency, Multi-Family Housing,
	Series 1985-A, Rev., VRDO, LOC: Coast Federal Bank, 3.55%, 12/03/07	2,100
2,300	East Bay Municipal Utility District, Water System,
	Sub Series B-2, Rev., VRDO, XLCA, 3.47%, 12/03/07	2,300
47,645	Eclipse Funding Trust, Solar Eclipse,
	Series 2007-0053, Rev., VRDO, FGIC, LIQ: U.S. Bank N.A., 3.64%, 12/03/07	47,645
11,715	Eclipse Funding Trust, Solar Eclipse, Corona, Tax Allocation,
	Series 2006-0099, Tax Allocation, VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.61%, 12/03/07	11,715
9,115	Eclipse Funding Trust, Solar Eclipse, Sacramento,
	Series 2006-0079, COP, VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.60%, 12/03/07	9,115
30,000	Golden State Tobacco Securitization Corp.,
	Series 1740, Rev., VRDO, AMBAC-TCRS-BNY, LIQ: Morgan Stanley Municipal Funding, 3.71%, 12/03/07	30,000
31,535	GS Pool Trust,
	Series 24-TP, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 3.68%, 12/03/07	31,535
4,100	Grant Joint Union High School District, Bridge Funding Program,
	COP, VRDO, FSA, 3.50%, 12/03/07	4,100
6,360	Huntington Beach Union High School District, School Facilities Bridge Funding Program,
	COP, VRDO, FSA, 3.50%, 12/03/07	6,360
43,000	Long Beach Bond Finance Authority,
	Series 2143, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.75%, 12/03/07	43,000
39,590	Los Angeles Community College District,
	Series ROCS-RR-II-R-8072, GO, VRDO, FGIC, LIQ: Citigroup Financial Products, 3.67%, 12/03/07	39,590
20,570	Los Angeles Department of Water & Power,
	Series ROCS-RR-II-R-11281, Rev., VRDO, AMBAC, LIQ: Citibank N.A., 3.64%, 12/06/07	20,570
94,387	Los Angeles Unified School District,
	Series 2006, GO, VRDO, FSA, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.58%, 12/03/07	94,387
27,000	Macon Trust Various States,
	Series 2007-336, TAW, VRDO, LIQ: Bank of America N.A., LOC: Bank of America N.A., 3.64%, 12/03/07	27,000
	Municipal Securities Trust Certificates,
11,285	Series 281, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 3.70%, 12/03/07	11,285
450	Series 2000-96, Class A, GO, VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 3.65%, 12/03/07 (e)	450
24,550	Series 2000-97, Class A, GO, VRDO, FGIC, LIQ: Bearn Stearns Capital Markets, 3.73%, 12/03/07 (e)	24,550
20,860	Series 2001-118, Class A, GO, VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 3.60%, 12/03/07 (e)	20,860
12,570	Series 2001-136, Class A, Rev., VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 3.60%, 12/03/07 (e)	12,570
11,095	Series 9035, Class A, GO, VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 3.68%, 12/03/07	11,095

34,965	Puttable Floating Option Tax-Exempt Receipts,
	Series PT-4033, GO, VRDO, FSA, LIQ: Dexia Credit Local, 3.62%, 12/03/07	34,965
1,500	Riverside Country Asset Leasing Corp., Southwest Justice Center,
	Series B, Rev., VRDO, MBIA, 3.46%, 12/03/07	1,500
1,200	Riverside Unified School District, School Facility Bridge Program,
	COP, VRDO, FSA, 3.50%, 12/03/07	1,200
1,800	San Jose Multi-Family Housing, Villa Monterey Apartments,
	Series F, Rev., VRDO, FNMA, LIQ: FNMA, 3.53%, 12/03/07	1,800
3,355	Southern California Home Financing Authority,
	Series A, Rev., VRDO, AMT, 3.60%, 08/01/33	3,355
1,100	Southern California Public Power Authority, Southern Transmission Project,
	Rev., VRDO, AMBAC, LOC: TSB Lloyds Bank plc, 3.46%, 12/03/07	1,100
	State of California,
231,375	RAN, 4.00%, 06/30/08	232,209
15,715	Series A, Sub Series A-2, GO, VRDO, LOC: Calyon Bank, 3.50%, 12/03/07	15,715
1,775	Series C-4, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 3.49%, 12/03/07	1,775
2,225	Series PA-594, GO, VRDO, LIQ: Merrill Lynch Capital Services, 3.76%, 12/03/07	2,225
		1,362,812

Colorado — 2.9%
11,310	Arapahoe County, Multi-Family Housing, Rental Housing, Hunters Run,
	Rev., VRDO, LIQ: FHLMC, 3.59%, 12/03/07	11,310
2,355	City of Arvada,
	Rev., VRDO, FSA, 3.65%, 01/03/08	2,355
3,150	City of Colorado Springs, The Colorado College,
	Rev., VRDO, 3.58%, 12/03/07	3,150
1,000	City of Colorado Springs, Utilities, Sub Lien,
	Series A, Rev., VRDO, 3.57%, 12/03/07	1,000
6,890	City of Thornton,
	Series ROCS-RR-II-R-1052, COP, VRDO, AMBAC, LIQ: Citigroup Financial Products, 3.66%, 12/03/07	6,890
19,400	Colorado Educational & Cultural Facilities Authority, Oaks Christian School Project,
	Rev., VRDO, LOC: U.S. Bank N.A., 3.64%, 12/03/07	19,400
	Colorado Housing & Finance Authority,
58,100	Series A-2, Class I, Rev., VRDO, AMT, LIQ: Depfa Bank plc, 3.72%, 12/03/07	58,100
30,000	Series A-3, Class I, Rev., VRDO, AMT, 3.72%, 12/03/07	30,000
12,330	Series AA-3, Class I, Rev., VRDO, 3.62%, 12/03/07	12,330
1,885	Colorado Housing & Finance Authority, Multi-Family Project,
	Series A-4, Class I, Rev., VRDO, 3.62%, 12/03/07	1,885
	Colorado Housing & Finance Authority, Single Family Mortgage,
42,700	Series A-2, Class I, Rev., VRDO, 3.72%, 12/03/07	42,700
7,200	Series C-2, Class I, Rev., VRDO, AMT, 3.72%, 12/03/07	7,200
1,600	Colorado Housing & Finance Authority, Multi-Family Housing, Diamond Project,
	Series I, Rev., VRDO, FNMA, LIQ: FNMA, 3.58%, 12/03/07	1,600
17,820	Colorado State Board of Governors,
	Series ROCS-RR-II-R-10278, Rev., VRDO, FGIC, LIQ: Citigroup Financial Products, 3.69%, 12/03/07	17,820
21,500	Colorado State Education Loan Program,
	Rev., TRAN, 4.00%, 08/05/08	21,532
	Colorado Student Obligation Bond Authority, Student Loans, Senior Lien,
1,000	Series A-2, Rev., VRDO, AMBAC, 3.75%, 12/03/07	1,000
2,500	Series A-3, Rev., VRDO, AMBAC, 3.75%, 12/03/07	2,500
	Denver City & County, Airport,

48,300	Series A, Rev., VRDO, AMT, CIFG, 3.80%, 12/03/07	48,300
5,000	Series N-12, Regulation D, Rev., VRDO, FGIC, 3.79%, 12/03/07	5,000
4,985	Series ROC-II-R-98, Rev., VRDO, FSA, LIQ: Citibank N.A., 3.74%, 12/03/07	4,985
15,000	Sub Series G-1, Rev., VRDO, 3.62%, 12/03/07	15,000
25,000	Sub Series G-2, Rev., VRDO, 3.60%, 12/03/07	25,000
14,750	Denver City & County, Colorado Convention Center Project,
	Series B, Rev., VRDO, FSA, 3.59%, 12/03/07	14,750
	Denver City & County, Wellington E Web,
57,845	Series PA-C2, COP, VRDO, AMBAC, 3.59%, 12/03/07	57,845
5,000	Series PA-C3, COP, VRDO, AMBAC, 3.69%, 12/03/07	5,000
6,045	Jefferson County School District R-001,
	Series ROCS-II-R-6516, GO, VRDO, FSA, LIQ: Citibank Financial Products, 3.66%, 12/03/07	6,045
	Lehman Municipal Trust Receipts, Various States,
95,400	Series F9, Regulation D, TAW, VRDO, LIQ: Lehman Brothers Special Financing, 3.73%, 12/03/07	95,400
12,060	Series P-65W, Regulation D, Rev., VRDO, MBIA, LIQ: Lehman Liquidity Co., 3.79%, 12/03/07	12,060
3,175	Park Creek Metropolitan District, TOCS,
	Series S, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 3.66%, 12/03/07	3,175
23,900	Puttable Floating Option Tax-Exempt Receipts,
	Series PZ-264, GO, VRDO, LIQ: Merrill Lynch Capital Services, 3.76%, 12/03/07	23,900
50,740	Sheridan Redevelopment Agency, Tax Allocation,
	Series ROCS-RR-II-R-819CE, VRDO, LIQ: Citigroup Financial Products, 3.64%, 12/03/07	50,740
90,000	State of Colorado, General Fund,
	Series A, Rev., RAN, 4.25%, 06/27/08	90,273
		698,245

Connecticut — 0.2%
29,630	Connecticut State Health & Educational Facilities Authority,
	Series 891, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.69%, 12/03/07	29,630
1,000	Connecticut State Health & Educational Facilities Authority, Community Renewal Team,
	Series A, Rev., VRDO, LOC: Fleet National Bank, 3.57%, 12/03/07	1,000
	Connecticut State Housing Finance Authority, Housing Mortgage Finance Program,
2,300	Sub Series D-3, Rev., VRDO, AMBAC, 3.55%, 12/03/07	2,300
3,700	Sub Series E-4, Rev., VRDO, AMT, AMBAC, 3.61%, 12/03/07	3,700
		36,630

Delaware — 0.5%
7,000	Delaware River & Bay Authority,
	Series B, Rev., VRDO, AMBAC, 3.53%, 12/03/07	7,000
	GS Pool Trust,
58,198	Series 19-TP, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 3.71%, 12/03/07	58,198
10,447	Series 35-TP, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 3.71%, 12/03/07	10,446
4,438	Series 56-TP, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 3.68%, 12/03/07	4,438
40,930	GS Pool Trust, Public Highway,
	Series 77, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 3.68%, 12/03/07	40,930
300	University of Delaware,
	Series B, Rev., VRDO, 3.65%, 12/03/07	300
		121,312

District of Columbia — 1.8%
50,198	Bank of New York Municipal Certificates Trust,
	Series 5, Rev., VRDO, 3.76%, 12/03/07	50,198
	District of Columbia,
18,595	Series D, GO, VRDO, FGIC, 3.68%, 12/03/07	18,595

600	Series D-1, GO, VRDO, FSA, 3.59%, 12/03/07	600
2,300	District of Columbia, American Psychology Association,
	Rev., VRDO, LOC: Bank of America, N.A., 3.61%, 12/03/07	2,300
	District of Columbia, American University Issue,
29,605	Rev., VRDO, AMBAC, 3.62%, 12/03/07	29,605
12,000	Series A, Rev., VRDO, AMBAC, 3.62%, 12/03/07	12,000
15,000	District of Columbia, Edmund Burke School,
	Rev., VRDO, LOC: Bank of America N.A., 3.59%, 12/03/07	15,000
7,500	District of Columbia, Enterprise Zone, House on F Street Project,
	Rev., VRDO, LOC: Bank of New York, 3.71%, 12/03/07	7,500
23,685	District of Columbia, George Washington University,
	Series C, Rev., VRDO, MBIA, 3.62%, 12/03/07	23,685
14,745	District of Columbia, Housing Finance Agency,
	Series ROCS-RR-II-R-10236, Rev., VRDO, LIQ: Citigroup Financial Products, 3.74%, 12/03/07	14,745
17,000	District of Columbia, Housing Finance Agency, Single Family Mortgage,
	Series B, Rev., AMT, GNMA/FNMA/FHLMC, 3.55%, 11/03/08	17,000
3,085	District of Columbia, Housing Finance Agency, Multi-Family Housing, Trenton Park Apartments Project,
	Rev., VRDO, LOC: Bank of America N.A., 3.64%, 12/03/07	3,085
11,000	District of Columbia, Merlots,
	Series B-33, GO, VRDO, AMBAC, 3.67%, 12/03/07	11,000
	District of Columbia, Multimodal,
26,720	Series A, GO, VRDO, FSA, 3.62%, 12/03/07	26,720
52,945	Series B, GO, VRDO, FSA, 3.62%, 12/03/07	52,945
15,650	District of Columbia, Multimodal, American University,
	Rev., VRDO, 3.60%, 12/03/07	15,650
1,980	District of Columbia, National Children's Center, Inc.,
	Rev., VRDO, LOC: Bank of America N.A., 3.59%, 12/03/07	1,980
18,770	District of Columbia, National Geographic Society,
	Rev., VRDO, 3.60%, 12/03/07	18,770
2,100	District of Columbia, Pooled Loan Program,
	Series A, Rev., VRDO, LOC: Bank of America N.A., 3.59%, 12/03/07	2,100
6,155	Eagle Tax Exempt Trust, Weekly Option Mode, Water & Sewer,
	Series 98-5202, Rev., VRDO, FSA, LIQ: Citibank N.A., 3.67%, 12/03/07	6,155
14,995	Eclipse Funding Trust, Solar Eclipse,
	Series 2007-0056, Rev., VRDO FGIC, LIQ: U.S. Bank N.A., 3.67%, 12/03/07	14,995
31,530	Eclipse Funding Trust, Solar Eclipse, Washington, D.C
	Series 2007-0021, Rev., VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.80%, 12/03/07	31,530
	Lehman Municipal Trust Receipts,
54,680	Series K 38, Regulation D, GO, VRDO, FGIC, LIQ: Lehman Liquidity Co., 3.72%, 12/03/07	54,680
9,515	Series KL4, Regulation D, GO, VRDO, AMBAC, LIQ: Bayerische Landesbank, 3.72%, 12/03/07	9,515
		440,353

Florida — 4.5%
9,345	ABN AMRO Munitops Certificate Trust,
	Series 2003-6, Rev., VRDO, MBIA, 3.65%, 12/03/07	9,345
15,520	Austin Trust Various States, Special Assessment,
	Series 2007-340, Rev., VRDO, LIQ: Bank of America N.A., LOC: Bank of America N.A., 3.67%, 12/03/07	15,520
10,125	Brevard County Health Facilities Authority, Wuesthoff Memorial Hospital Project,
	Rev., VRDO, LOC: Wachovia Bank N.A., 3.61%, 12/03/07	10,125
	City of Gulf Breeze, Local Government Loan Program,
4,015	Series B, Rev., VRDO, FGIC, 3.60%, 12/03/07	4,015

26,740	Series C, Rev., VRDO, FGIC, 3.60%, 12/03/07	26,740
10,000	City of Jacksonville, Capital Project,
	Series 2002-1, Rev., VRDO, FGIC, 3.60%, 12/03/07	10,000
8,910	City of West Palm Beach, Utilities System,
	Rev., VRDO, FGIC, 3.60%, 12/03/07	8,910
6,510	Collier County, Health Facilities Authority, The Moorings, Inc. Project,
	Rev., VRDO, LOC: Wachovia Bank N.A., 3.61%, 12/03/07	6,510
	Eclipse Funding Trust, Solar Eclipse,
8,475	Series 2006-0043, Rev., VRDO, MBIA, LIQ: U.S. Bank N.A., 3.64%, 12/03/07 (e)	8,475
11,845	Series 2006-0130, TAN, VRDO, XLCA, LIQ: U.S. Bank N.A., 3.64%, 12/03/07	11,845
8,740	Series 2006-0135, GO, VRDO, MBIA, LIQ: U.S. Bank N.A., 3.65%, 12/03/07	8,740
19,115	Series 2006-0144, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 3.81%, 06/21/08	19,115
10,000	Eclipse Funding Trust, Solar Eclipse, Miami,
	Series 2007-0045, Rev., VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.63%, 12/03/07	10,000
35,835	Eclipse Funding Trust, Solar Eclipse, South,
	Series 2007-0035, COP, VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.82%, 12/03/07	35,835
	Enhanced Return Puttable Floating Option,
44,500	Series EC-1002, Rev., VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 3.76%, 12/03/07	44,500
27,095	Series EC-1028, Rev., VRDO, MBIA, LIQ: Merrill Lynch Capital Services, 3.76%, 12/03/07	27,095
	Florida Gas Utility, Gas Supply Project No. 2,
142,600	Series A-1, Rev., VRDO, 3.58%, 12/03/07	142,600
88,175	Series A-2, Rev., VRDO, 3.59%, 12/03/07	88,175
138,535	Series A-4, Rev., VRDO, 3.58%, 12/03/07	138,535
6,000	Florida Gulf Coast University Financing Corp., Student Union Project,
	Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 3.53%, 12/03/07	6,000
6,350	Florida Housing Finance Agency, Multi-Family Housing, Banyon Bay Partners,
	Series FF, Rev., VRDO, FNMA, LIQ: FNMA, 3.60%, 12/03/07	6,350
21,495	Florida Housing Finance Corp., Homeowner Mortgage,
	Series 53G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 3.64%, 12/03/07	21,495
7,000	Florida State Board of Education, Capital Outlay,
	Series PT-1223, GO, VRDO, LIQ: Merrill Lynch Capital Services, 3.77%, 12/03/07	7,000
32,680	Florida State Board of Education, Public Education, Municipal Securities Trust Receipts,
	Series SGA-102, GO, VRDO, LIQ: Societe Generale, 3.63%, 12/03/07	32,680
11,000	Florida State Department of Environmental Protection, Preservation,
	Series 722, Rev., VRDO, FGIC, LIQ: Morgan Stanley Dean Witter, 3.71%, 12/03/07	11,000
3,745	Hillsborough County Aviation Authority, Tampa International Airport,
	Series D, Rev., VRDO, MBIA, 3.59%, 12/03/07	3,745
800	Jacksonville Health Facilities Authority, River Garden Project,
	Rev., VRDO, LOC: First Union National Bank, 3.64%, 12/03/07	800
12,000	JEA, Electric Systems,
	Series 3B, Rev., VRDO, CIFG, 3.58%, 12/03/07	12,000
3,070	Lee County, Water & Sewer,
	Series ROCS-RR-II-R-4021, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 3.66%, 12/03/07	3,070
	Lehman Municipal Trust Receipts,
24,165	Series FC14, Regulation D, Rev., VRDO, LIQ: Lehman Special Financing, 3.73%, 12/03/07	24,165
11,700	Series P-48W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.80%, 12/03/07	11,700
7,000	Miami-Dade County, Aviation,
	Series SG-141, Rev., VRDO, FGIC, 3.64%, 12/03/07	7,000
47,640	Miami-Dade County, Water & Sewer Revenue Systems,
	Rev., VRDO, FGIC, 3.59%, 12/03/07	47,640

2,020	Miami Health Facilities Authority, Mercy Hospital Project,
	Rev., VRDO, LOC: Nationsbank N.A., 3.61%, 12/03/07	2,020
2,700	Municipal Securities Trust Certificates,
	Series 2001-131, Class A, GO, VRDO, LIQ: Bear Stearns Capital Markets, 3.63%, 12/03/07 (e)	2,700
6,700	Nassau County, PCR, Private Activity, Rayonier, Inc Project,
	Rev., VRDO, LOC: Bank of America N.A., 3.60%, 12/03/07	6,700
	North Broward Hospital District,
40,000	Rev., VRDO, MBIA, 3.59%, 12/03/07	40,000
16,915	Series B, Rev., VRDO, CIFG, 3.60%, 12/03/07	16,915
7,245	Orange County Housing Finance Authority, Falcon Trace Apartments Project,
	Series D, Rev., VRDO, FNMA, LIQ: FNMA, 3.66%, 12/03/07	7,245
9,801	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments,
	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, LOC: Nationsbank N.A., 3.65%, 12/03/07	9,801
3,920	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments,
	Series D, Rev., VRDO, FNMA, LIQ: FNMA, 3.66%, 12/03/07	3,920
	Orlando & Orange County Expressway Authority,
1,800	Series C-2, Rev., VRDO, FSA, 3.55%, 12/03/07	1,800
8,425	Series C-4, Rev., VRDO, FSA, 3.60%, 12/03/07	8,425
10,000	Series D, Rev., VRDO, FSA, 3.55%, 12/03/07	10,000
7,100	Sub Series B-2, Rev., VRDO, AMBAC, 3.58%, 12/03/07	7,100
50,000	Sub Series C, Rev., VRDO, AMBAC, 3.58%, 12/03/07	50,000
4,960	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.66%, 12/03/07	4,960
17,840	Palm Beach County School Board,
	Series B, COP, VRDO, AMBAC, 3.57%, 12/03/07	17,840
2,500	Pinellas County Health Facility Authority, Healthcare Systems, Baycare,
	Series B-1, Rev., VRDO, FSA, 3.58%, 12/03/07	2,500
32,265	Puttable Floating Option Tax-Exempt Receipts,
	Series PT-4092, COP, VRDO, MBIA, 3.77%, 12/03/07	32,265
5,295	State of Florida,
	Series PA-511, GO, VRDO, 3.86%, 12/03/07	5,295
37,055	State of Florida, Merlots,
	Series A-22, Rev., VRDO, 3.67%, 12/03/07	37,055
3,600	West Orange Healthcare District,
	Series B, Rev., VRDO, LOC: Suntrust Bank, 3.60%, 12/03/07	3,600
		1,090,866

Georgia — 2.9%
16,610	ABN AMRO Munitops Certificate Trust,
	Series 2000-4, Rev., VRDO, FGIC, 3.64%, 12/03/07 (e)	16,610
7,900	Albany-Dougherty County Hospital Authority, Trust Receipt,
	Series L3J, Regulation D, Rev., VRDO, AMBAC, LIQ: Lehman Liqudity LLC, 3.72%, 12/03/07	7,900
8,175	Atlanta Downtown Development Authority, Underground Atlanta Project,
	Rev., VRDO, AMBAC, LIQ: Landesbank Hessen-Thuerigen, 3.59%, 12/03/07	8,175
5,335	Atlanta Urban Residential Finance Authority, Multi-Family Housing, The Park at Lakewood,
	Rev., VRDO, LOC: FHLMC, 3.64%, 12/03/07	5,335
8,690	BB&T Municipal Trust, Various States,
	Series 2045, GO, VRDO, LIQ: Branch Banking & Trust, 3.70%, 12/03/07	8,690
	City of Atlanta, Airport,
13,410	Series 2083, Rev., VRDO, FSA, LIQ: Morgan Stanley Mun Funding, 3.71%, 12/03/07	13,410
23,000	Series B-1, Rev., VRDO, MBIA, 3.62%, 12/03/07	23,000

7,500	Series B-3, Rev., VRDO, MBIA, 3.61%, 12/03/07	7,500
23,000	Series C-1, Rev., VRDO, MBIA, 3.62%, 12/03/07	23,000
4,385	Series PT-737, Rev., VRDO, FGIC, 3.70%, 12/03/07	4,385
3,850	Series ROCS-RR-II-R-10080, Rev., VRDO, FGIC, LIQ; Citibank N.A., 3.69%, 12/03/07	3,850
3,545	City of Atlanta, Water & Waste,
	Series B, Rev., VRDO, FSA, 3.60%, 12/03/07	3,545
7,160	Clayton County Housing Authority, Multi-Family Housing, Chateau Forest Apartments,
	Series E, Rev., VRDO, FSA, 3.64%, 12/03/07	7,160
14,600	Cobb County Development Authority, Whitefield Academy, Inc. Project,
	Rev., VRDO, LOC: RBC Centura Bank, 3.60%, 12/03/07	14,600
32,670	Cobb County Housing Authority, Multi-Family Housing,
	Series ROCS-RR-II-R-10257CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.75%, 12/03/07	32,670
3,400	Cobb County Housing Authority, Multi-Family Housing, Greenhouse Frey Apartments Project,
	Rev., VRDO, FNMA, LIQ: FNMA, 3.60%, 12/03/07	3,400
12,200	Cobb-Marietta Coliseum & Exhibit Hall Authority, Junior Lien,
	Series A, Rev., VRDO, MBIA, LOC: Suntrust Bank, 3.61%, 12/03/07	12,200
28,710	De Kalb County Housing Authority, Multi-Family Housing,
	Series ROCS-RR-II-R-13002CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.78%, 12/03/07	28,710
18,600	De Kalb County Housing Authority, Multi-Family Housing, Camden Brook Project,
	Rev., VRDO, FNMA, LIQ: FNMA, 3.60%, 12/03/07	18,600
9,030	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project,
	Rev., VRDO, FNMA, LIQ: FNMA, 3.65%, 12/03/07	9,030
12,045	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project,
	Rev., VRDO, FNMA, LIQ: FNMA, 3.65%, 12/03/07	12,045
10,735	De Kalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project,
	Rev., VRDO, FHLMC, LIQ: FHLMC, 3.59%, 12/03/07	10,735
19,145	Douglasville-Douglas County Water & Sewer Authority,
	Series ROCS-RR-II-R-9188, Rev., VRDO, MBIA, LIQ: Citigoup Financial Products, 3.66%, 12/03/07	19,145
	Eclipse Funding Trust, Solar Eclipse,
11,660	Series 2007-0072, Rev., VRDO, XLCA, LIQ: U.S. Bank N.A., 3.64%, 12/03/07	11,660
15,255	Series 2007-0117, Rev., VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.64%, 12/03/07	15,255
21,555	Eclipse Funding Trust, Solar Eclipse, Cobb County,
	Series 2006-0105, Rev., VRDO, MBIA, LIQ: U.S. Bank N.A., 3.64%, 12/03/07	21,555
10,000	Eclipse Funding Trust, Solar Eclipse, De Kalb County,
	Series 2006-0074, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 3.64%, 12/03/07	10,000
10,510	Forsyth County, School District,
	Series PT-2750, GO, VRDO, MBIA, 3.75%, 12/03/07	10,510
700	Fulton County Development Authority, Arthritis Foundation, Inc. Project,
	Rev., VRDO, LOC: Suntrust Bank, 3.60%, 12/03/07	700
1,435	Fulton County Development Authority, Morehouse College Project,
	Rev., VRDO, LOC: Wachovia Bank N.A., 3.66%, 12/03/07	1,435
51,780	Fulton County Development Authority, Robert W. Woodruff Arts Center,
	Rev., VRDO, LIQ: Bank of America N.A., 3.58%, 12/03/07	51,780
	Gainesville & Hall County Hospital Authority, Northeast Georgia Health Project,
35,000	Rev., VRDO, MBIA, 3.60%, 12/03/07	35,000
37,500	Series D, Rev., VRDO, MBIA, 3.60%, 12/03/07	37,500
25,650	Series PJ-A, Rev., VRDO, MBIA, 03.60%. 12/03/07	25,650
18,297	Georgia Municipal Association, Inc., Pooled Bond,
	COP, VRDO, MBIA, LIQ: Bank of America N.A., 3.60%, 12/03/07	18,297
5,650	Griffin-Spalding County Development Authority IDA, Norcom, Inc. Project,

	Rev., VRDO, LOC: LaSalle Bank N.A., 3.68%, 12/03/07	5,650
5,800	Gwinnett County Development Authority, Civic & Cultural Center Project,
	Rev., VRDO, 3.59%, 12/03/07	5,800
9,450	Gwinnett County Water & Sewer Authority,
	Series A, Rev., VRDO, 3.59%, 12/03/07	9,450
800	Marietta Housing Authority, Concepts 21 Apartments,
	Rev., VRDO, FNMA, LIQ: FNMA, 3.64%, 12/03/07	800
7,060	Municipal Electric Authority of Georgia, Project One,
	Sub Series E, Rev., VRDO, FSA, 3.57%, 12/03/07	7,060
	Private Colleges & Universities Authority, Emory University,
67,730	Series B, Rev., VRDO, 3.55%, 12/03/07	67,730
30,100	Series B-1, Rev., VRDO, 3.55%, 12/03/07	30,100
7,200	Series B-2, Rev., VRDO, 3.57%, 12/03/07	7,200
33,050	South Fulton Municipal Regional Water & Sewer Authority,
	Rev., VRDO, XLCA, 3.59%, 12/03/07	33,050
5,200	Tift County Hospital Authority, Anticipation Certificates,
	Series A, Rev., VRDO, AMBAC, 3.59%, 12/03/07	5,200
		705,077

Hawaii — 0.2%
20,825	ABN-AMRO Munitops Certificate Trust,
	Series 2004-1, Rev., VRDO, FGIC, 3.65%, 12/03/07	20,825
	Eclipse Funding Trust, Solar Eclipse, Honolulu,
13,970	Series 2006-0096, Rev., VRDO, MBIA, LIQ: U.S. Bank N.A., 3.64%, 12/03/07	13,970
9,440	Series 2006-0123, Rev., VRDO, FGIC, LIQ: U.S. Bank N.A., 3.67%, 12/03/07	9,440
1,590	Enhanced Return Puttable Floating Option,
	Series 1016, GO, VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 3.76%, 12/03/07	1,590
13,347	Hawaii State Department of Budget & Finance, Special Purpose, Wailuku River Hydroelectric, ACES,
	Rev., VRDO, LOC: Union Bank of California N.A., 3.75%, 12/03/07	13,347
		59,172

Idaho — 0.4%
	Idaho Housing & Finance Association, Single Family Mortgage,
10,500	Series C, Class 1, Rev., VRDO, 3.72%, 12/03/07	10,500
2,000	Series D, Class I, Rev., VRDO, 3.72%, 12/03/07	2,000
15,000	Series D, Class I, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 3.72%, 12/03/07	15,000
2,595	Series F-1, Class 1, Rev., VRDO, 3.72%, 12/03/07	2,595
22,000	Series F-1, Rev., VRDO, LIQ: TSB Lloyds Bank plc, 3.72%, 12/03/07	22,000
10,760	Puttable Floating Option Tax-Exempt Receipts,
	Series 461, Rev., VRDO, LIQ: Bayerische Landesbank, 3.78%, 12/03/07	10,760
25,000	State of Idaho,
	GO, TAN, 4.50%, 06/30/08	25,107
		87,962

Illinois — 4.5%
	ABN AMRO Munitops Certificate Trust,
9,850	Series 2001-10, GO, VRDO, MBIA, 3.64%, 12/03/07	9,850
15,010	Series 2001-21, GO, VRDO, MBIA, 3.65%, 12/03/07	15,010
17,150	Series 2005-4, Rev., VRDO, AMT, FGIC, 3.66%, 12/03/07	17,150
6,195	Series 2005-23, Rev., VRDO, FSA, 3.66%, 12/03/07	6,195
7,970	Series 2005-57, Rev., VRDO, GNMA COLL, 3.71%, 12/03/07	7,970
6,545	Series 2005-64, Rev., VRDO, AMBAC, 3.70%, 12/03/07	6,545
36,005	Series 2006-13, Rev., VRDO, GNMA COLL, 3.70%, 12/03/07	36,005

10,000	Series 2006-44, Rev., VRDO, FSA, 3.65%, 12/03/07	10,000
12,500	Series 2006-63, GO, VRDO, FSA, 3.65%, 12/03/07	12,500
5,430	Chicago Board of Education,
	Series PT-2446, GO, VRDO, MBIA, 3.75%, 12/03/07	5,430
55,000	Chicago Metropolitan Water Reclamation District, Greater Chicago, UBS Municipal Certificates,
	Series 2006-1008, GO, VRDO, 3.66%, 12/03/07	55,000
5,300	Chicago O'Hare International Airport, General Airport, Second Lien, ACES,
	Series B, Rev., VRDO, LOC: Bayerische Landesbank, 3.63%, 12/03/07	5,300
15,760	Chicago O'Hare International Airport, Spears,
	Series DB-189, Rev., VRDO, AMBAC, LIQ: Deutsche Bank N.A., 3.65%, 01/01/22	15,760
2,500	Chicago O'Hare International Airport, Special Facilities, Compagnie Nationale Air France,
	Rev., VRDO, LOC: Societe Generale, 3.68%, 12/03/07	2,500
56,250	Chicago O'Hare International Airport, Third Lien,
	Series D, Rev., VRDO, CIFG, 3.71%, 12/03/07	56,250
14,800	City of Chicago,
	Series B, GO, VRDO, FGIC, 3.60%, 12/03/07	14,800
15,500	City of Chicago, EAGLE,
	Series 2007-0059, Class A, GO, VRDO, FGIC, LIQ: Landesbank Hessen-Thueringen, 3.68%, 12/03/07	15,500
5,875	City of Chicago, Multi-Family Housing, Barbara Jean Wright Apartments,
	Series A, Rev., VRDO, LOC: LaSalle Bank N.A., 3.69%, 12/03/07	5,875
20,000	City of Chicago, Municipal Securities Trust Receipts,
	Series SGA-99, GO, VRDO, FGIC, LIQ: Societe Generale, 3.72%, 12/03/07	20,000
35,600	City of Chicago, Tender Notes,
	GO, VRDO, LOC: Bank of America N.A., 3.54%, 12/18/07	35,600
27,400	City of Chicago, Water, Second Lien,
	Rev., VRDO, MBIA, 3.58%, 12/03/07	27,400
4,300	City of Galesburg, Knox College Project,
	Rev., VRDO, LOC: LaSalle National Bank, 3.61%, 12/03/07	4,300
315	City of Libertyville, IDR, Libertyville Manor Project,
	Rev., VRDO, LOC: National City Bank, 3.60%, 12/03/07	315
10,900	City of Schaumberg, Multi-Family Housing, Treehouse II Apartments Project,
	Rev., VRDO, FNMA, LIQ: FNMA, 3.58%, 12/03/07	10,900
	Cook County,
4,503	Series 403, GO, VRDO, FGIC, LIQ: Morgan Stanley Dean Witter, 3.71%, 12/03/07	4,503
7,145	Series PT-1497, GO, VRDO, FGIC, 3.86%, 12/03/07	7,145
23,500	Cook County, Capital Improvement,
	Series E, GO, VRDO, 3.62%, 12/03/07	23,500
5,235	Deutsche Bank Spears/Lifers Trust Various States,
	Series DB-400, GO, VRDO, FSA, LIQ: Deutsche Bank N.A., 3.66%, 12/03/07	5,235
4,710	Du Page County Community Unit School District No. 200 Wheaton,
	Series ROCS-RR-II-R-4013, GO, VRDO, FSA, LIQ: Citigroup Financial Products, 3.66%, 12/03/07	4,710
	Eclipse Funding Trust, Solar Eclipse, Chicago,
3,110	Series 2006-0003, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 3.80%, 12/03/07	3,110
10,870	Series 2006-0075, GO, VRDO, XLCA-ICR, LIQ: U.S. Bank N.A., 3.67%, 12/03/07	10,870
10,380	Series 2006-0131, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 3.64%, 12/03/07	10,380
41,595	Eclipse Funding Trust, Solar Eclipse, Illinois,
	Series 2006-0104, GO, VRDO, AMBAC-TCRS-Bank of New York, LIQ: U.S. Bank N.A., 3.63%, 12/03/07 (e)	41,595
52,025	Eclipse Funding Trust, Solar Eclipse, Springfield,
	Series 2006-0007, Rev., VRDO, MBIA, LIQ: U.S. Bank N.A., 3.64%, 12/03/07	52,025
4,485	Illinois Development Finance Authority, IDR, CHS Acquisition Corp. Project,

	Rev., VRDO, LOC: Fifth Third Bank, 3.64%, 12/03/07	4,485
3,290	Illinois Development Finance Authority, IDR, Toughy Ltd. Partnership Project,
	Rev., VRDO, LOC: LaSalle National Bank, 3.70%, 12/03/07	3,290
3,286	Illinois Development Finance Authority, Metropolitan Family Services,
	Rev., VRDO, LOC: Bank of America N.A., 3.59%, 12/03/07	3,286
6,895	Illinois Educational Facilities Authority,
	Series PA-896, Rev., VRDO, 3.75%, 12/03/07	6,895
4,100	Illinois Educational Facilities Authority, St. Xavier University Project,
	Series A, Rev., VRDO, LOC: LaSalle Bank N.A., 3.61%, 12/03/07	4,100
11,380	Illinois Finance Authority, Clare Oaks,
	Series C, Rev., VRDO, LOC: Sovereign Bank FSB, 3.62%, 12/03/07	11,380
23,225	Illinois Finance Authority, Northwestern University,
	Sub Series A, Rev., VRDO, 3.55%, 12/03/07	23,225
10,000	Illinois Finance Authority, Residential Rental,
	Rev., VRDO, FHLMC, LIQ: FHLMC, 3.68%, 12/03/07	10,000
8,555	Illinois Finance Authority, University of Chicago,
	Series B, Rev., VRDO, 3.58%, 12/03/07	8,555
23,740	Illinois Finance Authority, Vincent De Paul Project,
	Series A, Rev., VRDO, 3.58%, 12/03/07	23,740
11,200	Illinois Health Facilities Authority, Gottlieb Health Resources, Inc.,
	Rev., VRDO, LOC: Harris Trust & Savings Bank, 3.55%, 12/03/07	11,200
1,845	Illinois Health Facilities Authority, Loyola University Health System,
	Series B, Rev., VRDO, MBIA, 3.59%, 12/03/07	1,845
45,000	Illinois Health Facilities Authority, Revolving Pooled Funds,
	Series B, Rev., VRDO, LOC: Bank of America N.A., 3.60%, 12/03/07	45,000
12,200	Illinois Health Facilities Authority, Swedish Covenant Hospital Project,
	Rev., VRDO, AMBAC, 3.55%, 12/03/07	12,200
985	Illinois Housing Development Authority, Center Apartments,
	Rev., VRDO, LOC: FHLMC, 3.52%, 12/03/07	985
	Illinois Housing Development Authority, Homeowner Mortgage,
10,175	Series A-3, Rev., VRDO, 3.68%, 12/03/07	10,175
7,500	Series C-3, Rev., VRDO, 3.70%, 12/03/07	7,500
20,000	Sub Series H-2, Rev., VRDO, AMT, 3.48%, 10/01/08	20,000
8,050	Illinois Housing Development Authority, Southern Hills/Orlando,
	Series B, Rev., VRDO, FSA, 3.65%, 12/03/07	8,050
63,000	Illinois State Toll Highway Authority, Senior Priority,
	Series A1, Rev., VRDO, XLCA, 3.60%, 12/03/07	63,000
2,370	Lake County IDR, A.L. Hansen Manufacturing Co. Project,
	Rev., VRDO, LOC: Harris Trust & Savings Bank, 3.73%, 12/03/07	2,370
53,525	Lehman Municipal Trust Receipts, State Toll Highway,
	Rev., VRDO, FSA, LIQ: Lehman Liquidity Co., 3.72%, 12/03/07	53,525
12,170	Lehman Municipal Trust Receipts, Various States,
	Series P-109, Regulation D, Rev., VRDO, AMBAC, MBIA, LIQ: Bank of New York, 3.72%, 12/03/07	12,170
	Metropolitan Pier & Exposition Authority,
11,200	Series ROCS-RR-II-R-10300, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 3.66%, 12/03/07	11,200
10,375	Series ROCS-RR-II-R-12031, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 3.72%, 12/03/07	10,375
	Municipal Securities Trust Certificates,
100	Series 2000-93, Class A, Rev., VRDO, AMBAC, LOC: Bear Stearns Capital Markets, 3.67%, 12/03/07	100
5,500	Series 2001-9021, Class A, GO, VRDO, FSA, LIQ: Bear Stearns Capital Markets, 3.68%, 12/03/07	5,500
12,675	Series 2004-218, Class A, Rev., VRDO, MBIA, LIQ: Bear Stearns Capital Markets, 3.70%, 12/03/07	12,675

18,885	Series 2005-223, Class A, GO, VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 3.73%, 12/03/07	18,885
11,390	Series 2006-253, Class A, Rev., VRDO, AMBAC, LIQ: Bearn Stearns Capital Markets, 3.70%, 12/03/07	11,390
6,245	Series 7006, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 3.68%, 12/03/07	6,245
5,975	Series 7016, Class A, Rev., VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 3.73%, 12/03/07	5,975
10,000	Series 7017, Class A, GO, VRDO, LIQ: Bear Stearns Capital Markets, 3.68%, 12/03/07	10,000
15,585	Puttable Floating Option Tax-Exempt Receipts,
	Series MT-444, GO, VRDO, AMBAC, LIQ: Bayerische Landesbank, 3.64%, 12/03/07	15,585
	Regional Transportation Authority,
18,405	Series B, Rev., VRDO, 3.63%, 12/03/07	18,405
6,485	Series PT-1448, Rev., VRDO, FGIC, 3.86%, 12/03/07	6,485
19,800	Series PT-818-D, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.71%, 12/03/07	19,800
10,000	State of Illinois,
	Series B, GO, VRDO, 3.63%, 12/03/07	10,000
3,255	State of Illinois, Sales Tax, Municipal Securities Trust Certificates,
	Series SG-9, VRDO, FSA, LIQ: Societe Generale, 3.86%, 12/03/07	3,255
8,000	University of Illinois, Health Services Facilities System,
	Series B, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.63%, 12/03/07	8,000
		1,080,079

Indiana — 2.1%
10,000	ABN AMRO Munitops Certificate Trust,
	Series 2006-34, Rev., VRDO, AMBAC, 3.70%, 12/03/07	10,000
5,965	Carmel School Building Corp.,
	Series ROCS-RR-II-R-S014, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 3.66%, 12/03/07	5,965
8,550	City of Indianapolis, Local Public Improvement Bond Bank,
	Series PT-1408, Rev., VRDO, MBIA, 3.75%, 12/03/07	8,550
	City of Indianapolis, Local Public Improvement Bond Bank, Waterworks Project,
20,830	Series G-1, Rev., VRDO, MBIA, 3.61%, 12/03/07	20,830
25,650	Series H, Rev., VRDO, MBIA, 3.61%, 12/03/07	25,650
7,600	City of Whiting, Industrial Sewer & Solid Waste, AMOCO Oil Co. Project,
	Rev., VRDO, 3.70%, 12/03/07	7,600
6,330	Danville Multi-School Building Corp.,
	Series PT-1483, Rev., VRDO, FSA, 3.86%, 12/03/07	6,330
5,000	DeKalb County, Economic Development, New Process Steel Project,
	Rev., VRDO, LOC: Bank of America N.A., 3.66%, 12/03/07	5,000
6,620	Dyer Redevelopment Authority Economic Development Lease Rent,
	Series PT-2697, Rev., VRDO, CIFG, 3.86%, 12/03/07	6,620
26,020	Eclipse Funding Trust, Solar Eclipse, Decatur,
	Series 2006-0162, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 3.82%, 12/03/07	26,020
11,575	Eclipse Funding Trust, Solar Eclipse, Indiana,
	Series 2006-0138, Rev., VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.64%, 12/03/07	11,575
15,380	Eclipse Funding Trust, Solar Eclipse, Wayne,
	Series 2006-0015, Rev., VRDO, FGIC, LIQ: U.S. Bank N.A., 3.67%, 12/03/07	15,380
7,425	Hammond School Building Corp.,
	Series ROCS-RR-II-R-6516, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 3.66%, 12/03/07	7,425
17,875	Indiana Health & Educational Facilities Financing Authority, St. Francis,
	Series A, Rev., VRDO, MBIA, 3.57%, 12/03/07	17,875
	Indiana Health Facility Financing Authority, Ascension Health Credit Group,
25,000	Rev., VRDO, 3.57%, 12/03/07	25,000
40,000	Series A-1, Rev., VRDO, 3.60%, 12/03/07	40,000
65,025	Series A-2, Rev., VRDO, 3.57%, 12/03/07	65,025

2,485	Indiana Health Facility Financing Authority, Community Hospitals Project,
	Series A, Rev., VRDO, LOC: Bank of America N.A., 3.59%, 12/03/07	2,485
	Indiana Housing & Community Development Authority,
26,900	Series C-3, Rev., VRDO, GNMA/FNMA, 3.68%, 12/03/07	26,900
24,410	Series E-2, RAN, AMT, 3.62%, 12/03/07	24,409
6,900	Indiana State Finance Authority Revenue, Ispat Inland, Inc
	Rev., VRDO, LOC: Royal Bank of Scotland, 3.61%, 12/03/07	6,900
	Indiana Transportation Finance Authority,
2,900	Series SGA-113, Rev., VRDO, LIQ: Societe Generale, 3.63%, 12/03/07 (p)	2,900
18,600	Series SGA-151, Class A, Rev., VRDO, LIQ: Societe Generale, 3.67%, 12/03/07	18,600
20,000	Indiana State Office Building Commission, Miami Corrrectional Facility,
	Series II-A, Rev., VRDO, 3.59%, 12/03/07	20,000
32,475	Indianapolis Local Public Improvement Bond Bank,
	Series F-2, Rev, 4.25%, 01/08/08	32,491
8,500	Monroe County Hospital Authority,
	Rev., VRDO, MBIA, 3.60%, 12/03/07	8,500
18,850	Municipal Securities Trust Certificates,
	Series 1997-19, Class A, Rev., VRDO, MBIA, LIQ: Bear Stearns Capital Markets, 3.68%, 12/03/07 (e) (p)	18,850
48,650	Purdue University, Student Facilities Systems,
	Series C, Rev., VRDO, 3.52%, 12/03/07	48,650
		515,530

Iowa — 0.1%
4,430	Iowa Finance Authority, Health Systems,
	Series B, Rev., VRDO, AMBAC, 3.63%, 12/03/07	4,430
	Iowa Finance Authority, Single Family Mortgage,
7,800	Series D, Rev., VRDO, AMT, GNMA/FNMA, 3.71%, 12/03/07	7,800
5,900	Series F, Rev., VRDO, GNMA/FNMA/FHA/VA PRIV MTGS, LIQ: Wells Fargo Bank N.A., 3.68%, 12/03/07	5,900
14,235	Municipal Securities Trust Certificates,
	Series 7024, Class A, Rev., VRDO, CIFG, LIQ: Bear Stearns Capital Markets, 3.73%, 12/03/07	14,235
		32,365

Kansas — 0.5%
9,780	City of Overland Park,
	Series SG-155, GO, VRDO, 3.64%, 12/03/07	9,780
27,100	City of Wichita, Hospital,
	Series 170, Rev., VRDO, MBIA, LIQ: Landesbank Hessen-Thueringen, 3.32%, 12/03/07	27,100
	Kansas State Department of Transportation, Highway,
31,415	Series C-2, Rev., VRDO, 3.57%, 12/03/07	31,415
50,000	Series C-2, Rev., VRDO, LIQ: Pooled Money Investment Board, 3.58%, 12/03/07	50,000
8,950	Series C-4, Rev., VRDO, 3.60%, 12/03/07	8,950
2,000	Series ROCS-RR-II-R-10084, Rev., VRDO, LIQ: Citibank N.A., 3.66%, 12/03/07	2,000
		129,245

Kentucky — 1.9%
12,605	City of Jeffersontown, Lease Program, Kentucky League of Cities Funding Trust,
	Rev., VRDO, LOC: U.S. Bank N.A., 3.68%, 12/03/07	12,605
10,050	Clipper Tax-Exempt Certificate Trust,
	Series 2005-35, Rev., VRDO, 3.70%, 12/03/07	10,050
27,520	Kentucky Economic Development Finance Authority, Hospital,
	Series PT-509, Rev., VRDO, FSA, 4.13%, 07/15/29	27,520
1,750	Kentucky Development Finance Authority, Pooled Loan Program,
	Series A, Rev., VRDO, FGIC, LOC: Helaba, 3.60%, 12/03/07	1,750

4,000	Kentucky Housing Corp.,
	Series H, Rev., VRDO, AMT, 3.64%, 12/03/07	4,000
364,516	Kentucky Public Energy Authority,
	Series A, Rev., VRDO, 3.63%, 12/03/07	364,516
31,930	Louisville & Jefferson County, Metropolitan Sewer District, Sewer & Drain Systems,
	Series SG-132, Rev., VRDO, FGIC, 3.64%, 12/03/07 (e)	31,930
		452,371

Louisiana — 0.5%
12,000	ABN AMRO Munitops Certificate Trust,
	Series 2002-17, Rev., VRDO, AMBAC, 3.65%, 12/03/07	12,000
19,700	Bank of New York Municipal Certificates Trust,
	Series 2, Rev., VRDO, 3.76%, 12/03/07	19,700
3,365	BB&T Municipal Trust,
	Series 4000, Rev., VRDO, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust, 3.71%, 12/03/07	3,365
665	Iberia Parish IDB, IDR, Cuming Insulation Corp. Project,
	Rev., VRDO, LOC: Regions Bank, 3.70%, 12/03/07	665
8,365	Louisiana Local Government, Environmental Facilities & Community Development Authority,
	Series A, Rev., VRDO, LOC: Regions Bank, 3.60%, 12/03/07	8,365
23,790	Louisiana Public Facilities Authority,
	Series ROCS-RR-II-R-11279, Rev., VRDO, ABMAC, LIQ: Citibank N.A., 3.66%, 12/03/07	23,790
48,160	Louisiana Public Facilities Authority, Christus Health,
	Series C, Rev., VRDO, MBIA, 3.59%, 12/03/07	48,160
300	Louisiana Public Facilities Authority, Tiger Athletic Foundation Project,
	Rev., VRDO, LOC: Regions Bank, 3.60%, 12/03/07	300
8,345	Louisiana State University & Agricultural & Mechanical College, Auxiliary,
	Series B, Rev., VRDO, AMBAC, 3.61%, 12/03/07	8,345
4,950	South Louisiana Port Commission, Marine Terminal Facilities, Occidental Petroleum,
	Rev., VRDO, LOC: Bayerische Landesbank, 3.61%, 12/03/07	4,950
		129,640

Maine — 0.6%
8,900	Finance Authority of Maine, Jackson Lab Issue,
	Series 2002, Rev., VRDO, LOC: Bank of America N.A., 3.64%, 12/03/07	8,900
17,320	Finance Authority of Maine, Solid Waste,
	Series ROCS-RR-II-R-10239CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.74%, 12/03/07	17,320
5,990	Maine Health & Higher Educational Facilities Authority,
	Series B, Rev., VRDO, AMBAC, 3.59%, 12/03/07	5,990
	Maine State Housing Authority,
8,500	Series B, Rev., VRDO, AMT, 3.75%, 11/15/35	8,500
15,000	Series D, Rev., VRDO, AMT, 3.82%, 07/18/08	15,000
	Maine State Housing Authority, Mortgage,
15,000	Series B-3, Rev., VRDO, AMT, 3.70%, 12/03/07	15,000
10,000	Series C-3, Rev., VRDO, AMT, 3.68%, 12/03/07	10,000
7,500	Series D-3, Rev., VRDO, AMT, 3.70%, 12/03/07	7,500
2,100	Series E-1, Rev., VRDO, AMBAC, 3.61%, 12/03/07	2,100
17,240	Series G, Rev., VRDO, AMT, 3.70%, 12/03/07	17,240
	State of Maine,
26,530	GO, BAN, 4.00%, 06/10/08	26,611
9,500	GO, BAN, 4.25%, 06/10/08	9,526
		143,687

Maryland — 1.1%

23,825	Baltimore IDA, IDR, Baltimore Capital Acquisition,
	Rev., VRDO, LOC: Bayerische Landesbank, 3.63%, 12/03/07	23,825
3,135	Maryland State Community Development Administration, Department of Housing & Community Development,
	Multi-Family Housing, Avalon Lea Apartment Project,
	Rev., VRDO, FNMA, LIQ: FNMA, 3.55%, 12/03/07	3,135
3,700	Maryland State Community Development Administration, Department of Housing & Community Development,
	Multi-Family Housing, Barrington Apartments,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.60%, 12/03/07	3,700
6,400	Maryland State Community Development Administration, Department of Housing & Community Development,
	Multi-Family Housing, Parklane Apartments,	6,400
	Rev., VRDO, FNMA, LIQ: FNMA, 3.63%, 12/03/07
	Maryland State Community Development Administration, Department of Housing & Community Development,
	Multi-Family Housing, Residential,
16,900	Series C, Rev., VRDO, AMT, 3.60%, 12/03/07	16,900
20,000	Series C, Rev., VRDO, AMT, 3.61%, 12/03/07	20,000
1,000	Series I, Rev., VRDO, AMT, 3.60%, 12/03/07	1,000
57,600	Series J, Rev., VRDO, AMT, 3.60%, 12/03/07	57,600
16,000	Series Q, RAN, 3.59%, 12/03/07	16,000
3,310	Maryland State EDC,
	Series L9-J, Regulation D, Rev., VRDO, FSA, 3.79%, 12/03/07	3,310
1,550	Maryland State Health & Higher Educational Facilities Authority, Loyola College Issue,
	Series B, Rev., VRDO, MBIA, 3.57%, 12/03/07	1,550
14,880	Maryland State Health & Higher Educational Facilities Authority, Pooled Loan Program,
	Series D, Rev., VRDO, LOC: Bank of America N.A., 3.55%, 12/03/07	14,880
23,605	Maryland State Stadium Authority, Sports Facilities Lease,
	Rev., VRDO, LIQ: Bank of America N.A., 3.70%, 12/03/07	23,605
26,775	Maryland State Transportation Authority, Passenger Facility Charge, Baltimore/Washington Airport,
	Series A, Rev., VRDO, LOC: State Street Bank & Trust Co., 3.53%, 12/03/07	26,775
5,100	Montgomery County Housing Opportunities Commission, The Grand-Issue I,
	Rev., VRDO, FNMA, LIQ: FNMA, 3.62%, 12/03/07	5,100
890	Northeast Waste Disposal Authority, Resource Recovery, Harford County Resources,
	Rev., VRDO, AMBAC, 3.55%, 12/03/07	890
	Washington Suburban Sanitation District,
22,700	Series A, BAN, GO, VRDO, 3.52%, 12/03/07	22,700
5,100	Washington Suburban Sanitation District, Multi-Modal,
	Series A, BAN, GO, VRDO, 3.55%, 12/03/07	5,100
		252,470

Massachusetts — 3.7%
6,030	Canton Housing Authority, Multi-Family Housing, Canton Arboretum Apartments,
	Rev., VRDO, FNMA, LIQ: FNMA, 3.68%, 12/03/07	6,030
16,880	Clipper Tax-Exempt Certificate Trust,
	Series 2007-48, Rev., VRDO, LIQ: State Street Bank & Trust Co., 3.65%, 12/03/07	16,880
	Commonwealth of Massachusetts,
27,140	Series A, GO, VRDO, 3.59%, 12/03/07	27,140
26,900	Series B, GO, VRDO, 3.57%, 12/03/07	26,900
27,700	Series 2031, GO, VRDO, FSA, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.68%, 12/03/07	27,700
57,868	Series 7160, GO, VRDO, MBIA-IBC, LIQ; Morgan Stanley Dean Witter, 3.67%, 12/03/07	57,868
	Eclipse Funding Trust, Solar Eclipse, Massachusetts,
31,150	Series 2007-0032, Rev., VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.62%, 12/03/07	31,150
40,000	Series 2007-0077, GO, VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.63%, 12/03/07	40,000

16,145	Enhanced Return Puttable Floating Option,
	Series EC-1003, Rev., VRDO, FSA, 3.73%, 12/03/07	16,145
	Lehman Municipal Trust Receipts,
39,505	Series 2007-P6, Regulation D, Rev., VRDO, MBIA, XLCA, FGIC, LIQ: Lehman Liquidity Co., 3.72%, 12/03/07	39,505
10,130	Series 2007-P16, Regulation D, Rev., VRDO, AMBAC, LIQ: Lehman Liquidity Co., 3.72%, 12/03/07	10,130
10,500	Series FC-16, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 3.68%, 12/03/07	10,500
15,475	Series P-61W, Regulation D, GO, VRDO, FGIC, LIQ: Lehman Liquidity Co., 3.67%, 12/03/07	15,475
35,325	Series P-96, Regulation D, Rev., VRDO, FSA MBIA, LIQ: Bank of New York, 3.72%, 12/03/07	35,325
22,500	Series P-106W, Regulation D, Rev., VRDO, MBIA, LIQ: Lehman Liquidity Co., 3.72%, 12/03/07	22,500
4,970	Massachusetts Bay Transportation Authority, EAGLE,
	Series ROCS-RR-II-R-10160, Rev., VRDO, LIQ: Citigroup Financial Products, 3.65%, 12/03/07	4,970
6,600	Massachusetts Bay Transportation Authority, Floating Rate Receipts,
	Series P7U, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.67%, 12/03/07	6,600
5,750	Massachusetts Bay Transportation Authority, Municipal Securities Trust Receipts, Special Assessment,
	Series SGA-123, VRDO, LIQ: Societe Generale, 3.67%, 12/03/07	5,750
21,930	Massachusetts Development Finance Agency,
	Series K-10, Regulation D, Rev., VRDO, AMBAC, LIQ: Lehman Liquidity Co., 3.67%, 12/03/07	21,930
	Massachusetts Development Finance Agency, Brimmer & May School,
10,000	Rev., VRDO, LOC: Sovereign Bank FSB, 3.58%, 12/03/07	10,000
44,550	Series PT-923, Rev., VRDO, 3.85%, 12/03/07	44,550
	Massachusetts Development Finance Agency, Clark University,
6,500	Rev., VRDO, AMBAC, 3.57%, 12/03/07	6,500
12,415	Series A, Rev., VRDO, AMBAC, 3.57%, 12/03/07	12,415
13,715	Series B, Rev., VRDO, AMBAC, 3.57%, 12/03/07	13,715
29,570	Massachusetts Development Finance Agency, Higher Education, Smith College,
	Rev., VRDO, 3.56%, 12/03/07	29,570
5,800	Massachusetts Development Finance Agency, ISO New England, Inc.,
	Rev., VRDO, LOC: Keybank N.A., 3.60%, 12/03/07	5,800
4,050	Massachusetts Development Finance Agency, The Bridge Issue,
	Rev., VRDO, LOC: Fleet National Bank, 3.57%, 12/03/07	4,050
100	Massachusetts Health & Educational Facilities Authority, Capital Asset Program,
	Series E, Rev., VRDO, LOC: Fleet National Bank, 3.56%, 12/03/07	100
33,120	Massachusetts Health & Educational Facilities Authority, Fairview Extended,
	Series B, Rev., VRDO, LOC: Bank of America N.A., 3.57%, 12/03/07	33,120
25,815	Massachusetts Health & Educational Facilities Authority, Mount Ida College,
	Series A, Rev., VRDO, LOC: Bank of America N.A., 3.57%, 12/03/07	25,815
	Massachusetts Health & Educational Facilities Authority, Partners Healthcare Systems,
5,445	Series D-4, Rev., VRDO, 3.60%, 12/03/07	5,445
54,635	Series F-3, Rev., VRDO, 3.60%, 12/03/07	54,635
2,200	Massachusetts Health & Educational Facilities Authority, University of Massachusetts,
	Series A, Rev., VRDO, LOC: Dexia Credit Local, 3.58%, 12/03/07	2,200
	Massachusetts Housing Finance Agency,
41,650	Series F, Rev., VRDO, FSA, 3.57%, 12/03/07	41,650
37,165	Series PA-1333, Rev., VRDO, FSA, 3.65, 12/03/07	37,165
5,400	Massachusetts Housing Finance Agency, Single Family,
	Rev., VRDO, FSA, 3.68%, 12/03/07	5,400
300	Massachusetts Industrial Finance Agency, Milton Academy Issue,
	Rev., VRDO, MBIA, 3.57%, 12/03/07	300
2,506	Massachusetts State Turnpike Authority,
	Series 334, Rev., VRDO, MBIA, LIQ: Morgan Stanley Dean Witter, 3.67%, 12/03/07	2,506

57,137	Massachusetts State Water Resources Authority,
	Series 742D, Rev., VRDO, FSA, LIQ: Morgan Stanley Dean Witter, 3.67%, 12/03/07	57,137
	Massachusetts State Water Resources Authority, Multi-Modal,
9,770	Sub Series B, Rev., VRDO, AMBAC, 3.65%, 12/03/07	9,770
27,550	Sub Series B, Rev., VRDO, FGIC, 3.65%, 12/03/07	27,550
8,900	Sub Series B, Rev., VRDO, LOC: Helaba, 3.52%, 12/03/07	8,900
21,675	Sub Series C, Rev., VRDO, FGIC, 3.65%, 12/03/07	21,675
18,000	Puttable Floating Option Tax-Exempt Receipts,
	Series PT-4299, Rev., VRDO, LIQ: Dexial Credit Local, 3.64%, 12/03/07	18,000
		900,466

Michigan — 2.8%
	ABN AMRO Munitops Certificate Trust,
5,000	Series 2002-29, GO, VRDO, FGIC, Q-SBLF, 3.65%, 12/03/07	5,000
15,050	Series 2005-12, Rev., VRDO, AMT, GNMA COLL, 3.70%, 12/03/07	15,050
1,500	Series 2006-45, Rev., VRDO, GNMA COLL, 3.69%, 12/03/07	1,500
	City of Detroit, Merlots,
2,000	Series 1, Rev., VRDO, FGIC, 3.67%, 12/03/07	2,000
2,300	Series B24, Rev., VRDO, MBIA, 3.67%, 12/03/07	2,300
	City of Detroit, Sewer Disposal, Senior Lien,
2,000	Rev., VRDO, MBIA, LIQ: Depfa Bank plc, 3.64%, 12/03/07	2,000
3,345	Series C-1, Rev., VRDO, FSA, 3.58%, 12/03/07	3,345
5,000	Series C-2, Rev., VRDO, FGIC, 3.58%, 12/03/07	5,000
32,000	Series E, Rev., VRDO, FGIC, LIQ: Depfa Bank plc, 3.74%, 07/10/08	32,000
13,300	City of Detroit, Water Supply System, Second Lien,
	Series B, Rev., VRDO, FSA, 3.62%, 12/03/07	13,300
2,500	City of Grand Rapids, Water Supply,
	Rev., VRDO, FGIC, LIQ: Societe Generale, 3.57%, 12/03/07	2,500
8,495	Detroit City School District,
	GO, VRDO, FSA, Q-SBLF, 3.66%, 12/03/07	8,495
5,245	East Lansing School District,
	Series ROCS-RR-II-R-2188, GO, VRDO, MBIA, Q-SBLF, LIQ: Citigroup Global Markets, 3.66%, 12/03/07	5,245
20,645	Holt Public Schools,
	GO, VRDO, Q-SBLF, LIQ: Landesbank Hessen-Thueringen, 3.60%, 12/03/07	20,645
12,500	Lakeview School District, Calhoun, School Building & Site,
	Series B, GO, VRDO, Q-SBLF, LIQ: Landesbank Hessen-Thueringen, 3.60%, 12/03/07	12,500
67,090	Lehman Municipal Trust Receipts,
	Series P25W, Regulation D, Rev., VRDO, FSA, LIQ: Lehman Liquidity Co., 3.72%, 12/03/07	67,090
	Michigan Higher Education Student Loan Authority,
2,000	Series 1280, Rev., VRDO, AMBAC, LOC: Morgan Stanley Municipal Funding, 3.71%, 12/03/07	2,000
5,700	Series XII-B, Rev., VRDO, AMBAC, 3.66%, 12/03/07	5,700
1,795	Michigan Higher Education Student Loan Authority, Merlots,
	Series C-23, Rev., VRDO, AMBAC, 3.72%, 12/03/07	1,795
53,000	Michigan Municipal Bond Authority,
	Series B-2, Rev., LOC: Scotiabank, 4.50%, 08/20/08	53,301
10,280	Michigan State Building Authority,
	Series ROCS-RR-II-R-1049, Rev., VRDO, LIQ: Citigroup Financial Products, 3.66%, 12/03/07	10,280
2,000	Michigan State Building Authority, Floater Certificates,
	Series 517X, Rev., VRDO, FSA, LIQ: Morgan Stanley Dean Witter, 3.68%, 12/03/07	2,000
32,600	Michigan State Hospital Finance Authority,
	Series B-3, Rev., VRDO, 3.57%, 12/03/07	32,600

29,500	Michigan State Hospital Finance Authority, Ascension Health Credit,
	Series B, Rev., VRDO, 3.58%, 12/03/07	29,500
1,000	Michigan State Hospital Finance Authority, Merlots,
	Series K, Rev., VRDO, MBIA, 3.67%, 12/03/07	1,000
	Michigan State Hospital Finance Authority, Trinity Health Credit,
29,850	Series E, Rev., VRDO, LIQ: Bank of Nova Scotia, 3.60%, 12/03/07	29,850
1,875	Series F, Rev., VRDO, LIQ: Bank of Nova Scotia, 3.67%, 12/03/07	1,875
3,365	Series G, Rev., VRDO, CIFG, 3.60%, 12/03/07	3,365
4,030	Michigan State Housing Development Authority,
	Rev., VRDO, FSA, LIQ: Bayerische Landesbank, 3.70%, 12/03/07	4,030
6,350	Michigan State Housing Development Authority, Multi-Family Housing, Canton Club,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.61%, 12/03/07	6,350
1,700	Michigan State Housing Development Authority, Multi-Family Housing, Parks of Taylor Apartments,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.59%, 12/03/07	1,700
1,600	Michigan State Housing Development Authority, Rental Housing,
	Series A, Rev., VRDO, AMT, FSA, LIQ: Fortis Bank N.V., 3.69%, 12/03/07	1,600
3,500	Series A, Rev., VRDO, MBIA, LIQ: Landesbank Hesen-Thueringen, 3.63%, 12/03/07	3,500
2,890	Series C, Rev., VRDO, AMT, FSA, 3.69%, 12/03/07	2,890
5,000	Michigan State Housing Development Authority, River Park Street Apartments,
	Series B, Rev., VRDO, LOC: National City Bank, 3.69%, 12/03/07	5,000
2,780	Michigan State Trunk Line, Merlots,
	Series B-02, Rev., VRDO, FSA, 3.67%, 12/03/07	2,780
	Michigan State University,
2,500	Rev., VRDO, 3.57%,129/05/07	2,500
1,600	Series 1083, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.68%, 12/03/07	1,600
22,825	Series 2000-A, Rev., VRDO, 3.62%, 12/03/07	22,825
18,910	Series A, Rev., VRDO, 3.57%, 12/03/07	18,910
3,005	Series A, Rev., VRDO, 3.62%, 12/03/07	3,005
7,445	Series B, Rev., VRDO, 3.57%, 12/03/07	7,445
1,775	Michigan Strategic Fund, Henry Ford Museum Project,
	Rev., VRDO, LOC: Comerica Bank, 3.60%, 12/03/07	1,775
985	Michigan Strategic Fund, Rest Haven Christian Services,
	Rev., VRDO, LOC: Sovereign Bank, 3.62%, 12/03/07	985
3,705	Michigan Strategic Fund, Ritz Crackers of Michigan Project,
	Rev., VRDO, LOC: Old Kent Bank, 3.64%, 12/03/07	3,705
4,710	Milan Area Schools,
	GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thueringen, 3.60%, 12/03/07	4,710
	Municipal Securities Trust Certificates,
380	Series 2001-166, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets, 3.63%, 12/03/07	380
2,200	Series 2006-277, Class A, Rev., VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 3.63%, 12/03/07	2,200
14,095	Series 2007-294, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets, 3.68%, 12/03/07	14,095
1,900	Series 9054, Class A, GO, VRDO, Q-SBLF, LIQ: Bear Stearns Capital Markets, 3.68%, 12/03/07	1,900
6,500	Munitops II,
	Series 2007-58, Rev., VRDO, GNMA COLL, 3.69%, 12/03/07	6,500
11,800	Oakland University,
	Rev., VRDO, FGIC, 3.62%, 12/03/07	11,800
33,105	Puttable Floating Option Tax-Exempt Receipts,
	Rev., VRDO, LIQ: Merrill Lynch Capital Markets, 3.73%, 12/03/07	33,105
36,290	Saline Area Schools,
	GO, VRDO, Q-SBLF, LIQ: Helaba, 3.60%, 12/03/07	36,290

	State of Michigan,
4,720	Series 3760, GO, VRDO, LIQ: Dexia Credit Local, 3.86%, 12/03/07	4,720
2,670	Series PT-2754, Rev., VRDO, FSA, LIQ: Dexia Credit Local, 3.86%, 12/03/07	2,670
500	UBS Municipal Certificates Various States,
	GO, VRDO, MBIA Q-SBLF, 3.66%, 12/03/07	500
11,480	University of Michigan,
	Rev., VRDO, 3.57%, 12/03/07	11,480
	University of Michigan, Hospital,
1,625	Series A, Rev., VRDO, 3.65%, 12/03/07	1,625
1,880	Series A, Rev., VRDO, 3.67%, 12/03/07	1,880
2,020	Series A-2, Rev., VRDO, 3.65%, 12/03/07	2,020
2,225	Series B, Rev., VRDO, 3.57%, 12/03/07	2,225
	University of Michigan, Medical Services Plan,
38,550	Series A, Rev., VRDO, 3.60%, 12/03/07	38,550
5	Series A-1, Rev., VRDO, 3.65%, 12/03/07	5
	Wayne Charter County, Detroit Metropolitan County,
1,000	Series B, Rev., VRDO, AMT, AMBAC, 3.70%, 12/03/07	1,000
6,220	Series B, Rev., VRDO, AMT, AMBAC, LOC: Helaba, 3.66%, 12/0507	6,220
13,700	Wayne Charter County, Floating Rate Receipts,
	Series SG-122, Rev., VRDO, LIQ: Societe Generale, 3.64%, 12/03/07	13,700
2,500	Wayne Country Airport Authority,
	Series MT-115, Rev., VRDO, MBIA, LIQ: Svenska Handelsbanken, 3.70%, 12/03/07	2,500
		661,911

Minnesota — 0.9%
17,215	City of Bloomington, Health Care Facilities,
	Series L-1, Regulation D, Rev., VRDO, AMBAC, LIQ: Lehman Liquidity LLC, 3.62%, 12/03/07	17,215
3,720	City of St. Louis Park, Catholic Finance Corp., St, Benilde,
	Rev., VRDO, LOC: Allied Irish Bank plc, 3.61%, 12/03/07	3,720
20,000	City of St. Louis Park, Nicollet Health Service,
	Series B-1, Rev., VRDO, AMBAC, 3.58%, 12/03/07	20,000
	Lehman Municipal Trust Receipts,
43,975	Series F8, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 3.73%, 12/03/07	43,975
39,625	Series P-92W, Regulation D, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Lehman Liquidity Co., 3.79%, 12/03/07	39,625
17,575	Minneapolis & St. Paul Housing Finance Board, Single Family Mortgage,
	Series ROCS-RR-R-10226, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Citigroup Financial Products, 3.74%, 12/03/07	17,575
8,710	Series SG-136, Rev., VRDO, FGIC, 3.64%, 12/03/07	8,710
9,000	Series SGA-127, Rev., VRDO, FGIC, LIQ: Societe Generale, 3.70%, 12/03/07	9,000
	Minnesota Housing Finance Agency, Residential Housing,
5,000	Series B, Rev., VRDO, AMT, 3.68%, 12/03/07	5,000
23,000	Series G, Rev., AMT, 3.73%, 05/29/08	23,000
5,330	Series J, Rev., VRDO, AMT, 3.68%, 12/03/07	5,330
30,000	Series K, Rev., AMT, 3.78%, 12/03/07	30,000
4,995	Minnesota Public Facilities Authority, PCR, Water,
	Series ROCS-RR-II-R-31, Rev., VRDO, LIQ: Citibank N.A., 3.66%, 12/03/07	4,995
		228,145

Mississippi — 0.8%
	Clipper Tax-Exempt Certificate Trust,
15,960	Series 2005-16, Rev., VRDO, AMT, LIQ: State Street Bank & Trust Co., 3.64%, 12/03/07	15,960
4,105	Series 2005-16, Rev., VRDO, AMT, LIQ: State Street Bank & Trust Co., 3.70%, 12/03/07	4,105
3,300	Jackson County, Chevron USA, Inc. Project,

	Rev., VRDO, 3.64%, 12/03/07	3,300
152,542	Mississippi Development Bank Special Obligation, Municipal Gas Authority, Natural Gas Project,
	Rev., VRDO, 3.56%, 12/03/07	152,542
20,515	State of Mississippi, Merlots,
	Series B-08, GO, VRDO, FSA-CR, 3.67%, 12/03/07	20,515
		196,422

Missouri — 0.6%
11,005	Bi-State Development Agency, Metropolitan District,
	Series PT-1593, Rev., VRDO, FSA, 3.75%, 12/03/07	11,005
5,000	City of St. Louis, General Fund,
	Rev., 4.50%, 06/30/08	5,021
2,450	Kansas City IDA, IDR, Livers Bronze Co. Project,
	Rev., VRDO, LOC: Bank of America N.A., 3.66%, 12/03/07	2,450
14,185	Lehman Municipal Trust Receipts,
	Series 2006-K82, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.79%, 12/03/07	14,185
	Missouri Higher Education Loan Authority, Student Loan,
3,000	Series B, Rev., VRDO, LOC: Bank of America N.A., 3.68%, 12/03/07	3,000
1,600	Series B, Rev., VRDO, MBIA, 3.66%, 12/03/07	1,600
930	Missouri Housing Development Commission,
	Series PT-1286, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 3.82%, 12/03/07	930
20,615	Missouri Joint Municipal Electric Utility Commission,
	Series 2121, VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.68%, 12/03/07	20,615
2,510	Missouri State Health & Educational Facilities Authority,
	Series ROCS-RR-II-R-10293, Rev., VRDO, LIQ: Citigroup Financial Products, 3.66%, 12/03/07	2,510
12,600	Missouri State Health & Educational Facilities Authority, Assemblies of God College,
	Rev., VRDO, LOC: Bank of America N.A., 3.59%, 12/03/07	12,600
	Missouri State Health & Educational Facilities Authority, SSM Healthcare Services,
7,125	Series C-2, Rev., VRDO, FGIC, 3.60%, 12/03/07	7,125
4,400	Series C-3, Rev., VRDO, FGIC, 3.59%, 12/03/07	4,400
20,935	Series C-4, Rev., VRDO, FSA, 3.60%, 12/03/07	20,935
2,500	Series C-5, Rev., VRDO, FGIC, 3.59%, 12/03/07	2,500
29,430	Missouri State Health & Educational Facilities Authority, St. Louis University,
	Series A, Rev., VRDO, MBIA, 3.61%, 12/03/07	29,430
180	Municipal Securities Trust Certificates,
	Series 2005-236, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 3.70%, 12/03/07	180
		138,486

Montana — 0.0% (g)
7,880	UBS Municipal Certificates Various States,
	Rev., VRDO, 3.69%, 12/03/07	7,880

Nebraska — 0.6%
69,935	Central Plains Energy Project,
	Series ROCS-RR-II-R-848, Rev., VRDO, LIQ: Citibank N.A., 3.66%, 12/03/07	69,935
19,235	Eclipse Funding Trust, Solar Eclipse, Omaha,
	Series 2006-0141, Rev., VRDO, MBIA, LIQ: U.S. Bank N.A., 3.80%, 12/03/07 (e)	19,235
	Lehman Municipal Trust Receipts,
7,500	Series K-44, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.84%, 12/03/07	7,500
14,125	Series P-88W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.75%, 12/03/07	14,125
3,285	NEBHELP, Inc., Multi-Modal,
	Series A, Rev., VRDO, MBIA, 3.65%, 12/0507	3,285
12,595	NEBHELP, Inc., Student Loan Program,

	Series B, Rev., VRDO, MBIA, 3.65%, 12/03/07	12,595
	Nebraska Investment Finance Authority, Single Family Housing,
4,375	Series E, Rev., VRDO, 3.72%, 12/03/07	4,375
3,390	Series N-7, Regulation D, Rev., VRDO, 3.84%, 12/03/07	3,390
		134,440

Nevada — 0.7%
	ABN AMRO Munitops Certificate Trust,
16,280	Series 2004-43, GO, VRDO, FGIC, 3.65%, 12/03/07	16,280
	Clark County, Airport, Sublien,
3,750	Series C, Rev., VRDO, FGIC, 3.60%, 12/03/07	3,750
24,000	Series D-1, Rev., VRDO, FGIC, 3.60%, 12/03/07	24,000
12,855	Eclipse Funding Trust, Sloar Eclipse, Henderson,
	Series 2006-0094, GO, VRDO, MBIA, LIQ: U.S. Bank N.A., 3.64%, 12/03/07	12,855
	Nevada Housing Division, Multi-Unit Housing,
6,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.70%, 12/03/07	6,750
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 3.70%, 12/03/07	10,900
3,295	Series M, Rev., VRDO, LOC: East West Bank, 3.70%, 12/03/07	3,295
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road,
	Series A, Rev., VRDO, LOC: Heller Financial, Inc., 3.85%, 12/03/07 (e)	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache,
	Series A, Rev., VRDO, LOC: Heller Financial, Inc., 3.85%, 12/03/07	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.70%, 12/03/07	3,430
4,750	Nevada Housing Division, Multi-Unit Housing, Joshua Villas,
	Series E, Rev., VRDO, LOC: East West Bank, 3.70%, 12/03/07	4,750
5,520	Nevada Housing Division, Multi-Unit Housing, Judith Villas,
	Series C, Rev., VRDO, LOC: East West Bank, 3.70%, 12/03/07	5,520
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.70%, 12/03/07	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.70%, 12/03/07	12,710
5,385	Nevada Housing Division, Multi-Unit Housing, Sundance Village,
	Rev., VRDO, LOC: Citibank N.A., 3.70%, 12/03/07	5,385
	State of Nevada,
4,800	Series PT-403, GO, VRDO, 3.67%, 12/03/07	4,800
8,835	Series ROCS-RR-II-R-4054, GO, VRDO, FSA, LIQ: Citigroup Financial Products, 3.66%, 12/03/07	8,835
		158,410

New Hampshire — 0.3%
	New Hampshire Health & Education Facilities Authority,
3,796	Series 772, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.71%, 12/03/07	3,796
9,200	Series PT-866, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.71%, 12/03/07	9,200
9,075	New Hampshire Health & Education Facilities Authority, Dartmouth College,
	Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.60%, 12/03/07	9,075
	New Hampshire Health & Education Facilities Authority, VHA New England, Inc
6,300	Series C, Rev., VRDO, AMBAC, 3.61%, 12/03/07	6,300
7,250	Series D, Rev., VRDO, AMBAC, 3.61%, 12/03/07	7,250
7,200	Series F, Rev., VRDO, AMBAC, 3.61%, 12/03/07	7,200
12,940	New Hampshire Housing Finance Authority, Multi-Family Housing,
	Series 2034, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 3.73%, 12/03/07	12,940
5,200	New Hampshire Housing Finance Authority, Multi-Family Housing, EQR Board Partnership Project,

	Rev., VRDO, FNMA, LIQ: FNMA, 3.60%, 12/03/07	5,200
1,375	New Hampshire Municipal Bond Bank, Educational Institutions, Pinkerton Academy Project,
	Series B, Rev., VRDO, LOC: Bank of America N.A., 3.67%, 12/03/07	1,375
		62,336

New Jersey — 2.7%
	Clipper Tax-Exempt Certificate Trust,
19,720	Series 2007-20, Rev., VRDO, LIQ: State Street Bank & Trust Co., 3.68%, 12/03/07	19,720
19,725	Series 2007-43, Rev., VRDO, LIQ: State Street Bank & Trust Co., 3.64%, 12/03/07	19,725
40,000	Deutsche Bank Spears/Lifers Trust Various States,
	Rev., VRDO, MBIA, FGIC, LIQ: Deutsche Bank AG., 3.68%, 12/03/07	40,000
6,675	Hudson County Improvement Authority, Essential Purpose Pooled Government Loan,
	Rev., VRDO, LOC: Bank of New York, 3.53%, 12/03/07	6,675
6,900	Mercer County Improvement Authority, Atlantic Foundation & Johnson,
	Rev., VRDO, MBIA, 3.64%, 12/03/07	6,900
11,600	Municipal Securities Trust Certificates,
	Series 2001-175, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 3.65%, 12/03/07	11,600
4,995	New Jersey EDA,
	Series A, GO, VRDO, AMBAC, LIQ: Citibank N.A., 3.64%, 12/03/07	4,995
6,000	New Jersey EDA, Kenwood USA Corporate Project,
	Rev., VRDO, LOC: Bank of New York, 3.55%, 12/03/07	6,000
14,485	New Jersey EDA, Merlots,
	Series B-14, Rev., VRDO, AMBAC, 3.67%, 12/03/07	14,485
9,600	New Jersey EDA, Senior Care, Bayshore Health,
	Series A, Rev., VRDO, LOC: JP Morgan Chase & Co., 3.51%, 12/03/07	9,600
1,500	New Jersey Health Care Facilities Financing Authority, Meridian Health Systems,
	Series B, Rev., VRDO, LOC: Fleet National Bank, 3.49%, 12/03/07	1,500
3,115	New Jersey Sports & Exposition Authority, State Contract,
	Series C, Rev., VRDO, MBIA, 3.53%, 12/03/07	3,115
10,170	New Jersey State Educational Facilities Authority,
	Series SG-148, Rev., VRDO, LIQ: Societe Generale, 3.61%, 12/03/07	10,170
30,000	New Jersey State Housing & Mortgage Finance Agency, Single Family Housing,
	Series V, Rev., VRDO, 3.57%, 12/03/07	30,000
16,550	New Jersey State Turnpike Authority,
	Series ROCS-RR-II-R-10162, Rev., VRDO, MBIA, LIQ: Citibank N.A., 3.64%, 12/03/07	16,550
	New Jersey Transportation Trust Fund Authority,
8,382	Series 941-D, Rev., VRDO, FSA-CR, LIQ: Morgan Stanley Municipal Funding, 3.66%, 12/03/07	8,382
40,000	Series ROCS-RR-II-R-12004, Rev., VRDO, AMBAC, LIQ: Citigroup Financial Products, 3.64%, 12/03/07	40,000
	New Jersey Transportation Trust Fund Authority, Merlots,
5,670	Series B-04, Rev., VRDO, MBIA, 3.67%, 12/03/07	5,670
10,660	Series B-23, Rev., VRDO, AMBAC-TCRS-Bank of New York, 3.67%, 12/03/07	10,660
16,790	New Jersey Transportation Trust Fund Authority, Transportation Systems Unrefunded Balance,
	Series ROCS-RR-II-R-7012, Rev., VRDO, FSA, LIQ: Citibank N.A., 3.64%, 12/03/07	16,790
12,395	Puttable Floating Option Tax-Exempt Receipts, Essex County,
	Series PT-3987, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 3.63%, 12/15/22	12,395
300,000	State of New Jersey,
	TRAN, 4.50%, 06/24/08	301,465
23,000	Tobacco Settlement Financing Corp.,
	Series 2153, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.71%, 12/03/07	23,000
	UBS Municipal Certificates, Various States,
17,525	Series 2007-10, Rev., VRDO, AMBAC, LIQ: Landesbank Hessen-Thueringen, 3.63%, 12/03/07	17,525

20,200	Series 2007-1039, Rev., VRDO, AMBAC, 3.63%, 12/03/07	20,200
657,122

New Mexico — 0.6%
11,941	City of Albuquerque, Airport, Sub Lien,
	Rev., VRDO, AMBAC, 3.59%, 12/03/07	11,941
10,294	Clipper Tax-Exempt Certificate Trust,
	Series 2005-15, Rev., VRDO, LIQ: State Street Bank & Trust Co., 3.70%, 12/03/07	10,294
6,380	New Mexico Finance Authority,
	Series ROCS-RR-II-R-2118, Rev., VRDO, AMBAC, LIQ: Citigroup Financial Products, 3.66%, 12/03/07	6,380
	New Mexico Mortgage Finance Authority,
47,381	Series 56-TP, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 3.67%, 12/03/07	47,381
1,945	Series PT-1378, Rev., VRDO, GNMA/FNMA/FHLMC, 3.82%, 09/05/07	1,945
75,000	State of New Mexico,
	TRAN, 4.50%, 06/30/08	75,326
		153,267

New York — 9.1%
24,795	ABN AMRO Munitops Certificate Trust,
	Series 2002-19, Rev., VRDO, MBIA-IBC, 3.63%, 12/03/07	24,795
	Bank of New York Municipal Certificates Trust,
4,345	Rev., VRDO, 3.71%, 12/03/07	4,345
4,345	Rev., VRDO, 3.76%, 12/03/07	4,345
100,186	Series 4, Rev., VRDO, LIQ: Bank of New York, 5.42%, 01/02/08	100,185
12,886	Series 6, Rev., VRDO, 3.76%, 12/03/07	12,886
14,850	Eagle Tax Exempt Trust, Weekly,
	Series 2000-3208, Class A, Rev., VRDO, MBIA, LIQ: Citibank N.A., 3.66%, 12/03/07	14,850
24,400	Eclipse Funding Trust, Solar Eclipse, Long Island,
	Series 2006-0119, Rev., VRDO, MBIA-IBC, LIQ: U.S. Bank N.A., 3.60%, 12/03/07	24,400
	Eclipse Funding Trust, Solar Eclipse, Metropolitan,
14,210	Series 2005-0002, Rev., VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.73%, 02/27/08	14,210
10,655	Series 2006-2028, Rev., VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.60%, 12/03/07	10,655
	Eclipse Funding Trust, Solar Eclipse, New York,
19,205	Series 2005-0005, Rev., VRDO, FSA/AMBAC, LIQ: U.S. Bank N.A., 3.79%, 12/03/07	19,205
11,500	Series 2006-0029, Rev., VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.60%, 12/03/07	11,500
11,485	Series 2006-0112, Rev., VRDO, FSA-CR, LIQ: U.S. Bank N.A., 3.60%, 12/03/07	11,485
21,130	Series 2006-0159, Rev., VRDO, FGIC, LIQ: U.S. Bank N.A., 3.76%, 12/05/07	21,130
	Lehman Municipal Trust Receipts,
10,065	Series 07-P8, Regulation D, Rev., VRDO, AMBAC FGIC, LIQ: Lehman Liquidity Co., 3.61%, 12/03/07	10,065
24,705	Series P-29W, Regulation D, GO, VRDO, LIQ: Lehman Liquidity Co., 3.68%, 12/03/07	24,705
23,095	Series P-44W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.67%, 12/03/07	23,095
	Long Island Power Authority, Electric Systems,
900	Series D, Rev., VRDO, FSA, 3.57%, 12/03/07	900
9,995	Series PA-513-R, Rev., VRDO, FSA, 3.69%, 12/03/07	9,995
300	Sub Series 2-B, Rev., VRDO, LOC: Bayerische Landesbank, 3.53%, 12/03/07	300
	Metropolitan Transportation Authority,
34,155	Series 823-D, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 3.66%, 12/03/07	34,154
20,687	Series 848-D, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.69%, 12/03/07	20,687
7,400	Series D-2, Rev., VRDO, FSA, 3.55%, 12/03/07	7,400
4,090	Series G, Rev., VRDO, LOC: BNP Paribas, 3.56%, 12/03/07	4,090
2,605	Series G-2, Rev., VRDO, LOC: BNP Paribas, 3.58%, 12/03/07	2,605
45,480	Sub Series A-1, GO, VRDO, CIFG, 3.68%, 12/03/07	45,480

8,010	Sub Series A-2, GO, VRDO, CIFG, 3.54%, 12/03/07	8,010
920	Sub Series A-3, GO, VRDO, XLCA, 3.55%, 12/03/07	920
15,400	Sub Series E-1, Rev., VRDO, LOC: Fortis Bank N.V., 3.53%, 12/03/07	15,400
59,405	Metropolitan Transportation Authority, Dedicated Tax Fund,
	Series B, Rev., VRDO, FSA, 3.54%, 12/03/07	59,405
11,965	Metropolitan Transportation Authority, Merlots,
	Series B-16, Rev., VRDO, 3.67%, 12/03/07	11,965
6,420	Monroe County Airport Authority,
	Series PA-585, Rev., VRDO, MBIA, 3.71%, 12/03/07	6,420
	Municipal Securities Trust Certificates,
14,275	Series 337, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 3.68%, 12/03/07	14,275
1,300	Series 2000-109, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets, 3.60%, 12/03/07 (e)	1,300
17,055	Series 2001-116, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets, 3.65%, 12/03/07 (e)	17,055
8,600	Series 2001-122, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets, 3.65%, 12/03/07 (e)	8,600
10,665	Series 2006-262, Class A, Rev., VRDO, MBIA, LIQ: Bear Stearns Capital Markets, 3.70%, 12/03/07	10,665
21,425	Series 2006-267, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 3.70%, 12/03/07	21,425
6,150	Series 9066, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets, 3.68%, 12/03/07	6,150
	Nassau Health Care Corp.,
8,100	Sub Series 2004-C1, Rev., VRDO, FSA, 3.55%, 12/03/07	8,100
6,800	Sub Series 2004-C3, Rev., VRDO, FSA, 3.51%, 12/03/07	6,800
	New York City,
5,300	Series 1998, GO, VRDO, LIQ: Morgan Stanley Municipal Funding, 3.66%, 12/03/07	5,300
4,995	Series PA- 878, GO, VRDO, MBIA-IBC, 3.82%, 12/03/07	4,995
24,200	Sub Series A-2, GO, VRDO, LOC: Bank of American N.A., 3.52%, 12/03/07	24,200
15,950	Sub Series A-3, GO, VRDO, LOC: BNP Paribas, 3.55%, 12/03/07	15,950
11,000	Sub Series A-4, GO, VRDO, LOC: Bank of Nova Scotia, 3.52%, 12/03/07	11,000
100	Sub Series A-4, GO, VRDO, LOC: Bayerische Landesbank, 3.50%, 12/03/07	100
3,010	Sub Series A-6, GO, VRDO, FSA, 3.50%, 12/03/07	3,010
5,100	Sub Series A-6, GO, VRDO, LOC: Helaba, 3.54%,12/03/07	5,100
4,500	Sub Series A-6, GO, VRDO, LOC: Landesbank Baden Wurttm, 3.50%, 12/03/07	4,500
15,750	Sub Series C-2, GO, VRDO, LOC: Bayerische Landesbank, 3.55%, 12/05/07	15,750
31,000	Sub Series C-3, GO, VRDO, LOC: BNP Paribas, 3.57%, 12/05/07	31,000
12,050	Sub Series C-4, GO, VRDO, LOC: BNP Paribas, 3.52%, 12/05/07	12,050
7,200	Sub Series C-5, GO, VRDO, LOC: Bank of New York, 3.51%, 12/05/07	7,200
13,905	Sub Series E-2, GO, VRDO, LOC: Bank of America N.A., 3.52%,12/03/07	13,905
30,000	Sub Series E-4, GO, VRDO, LOC: Bank of America N.A., 3.55%,12/06/07	30,000
9,400	Sub Series G-2, GO, VRDO, LIQ: Bank of Nova Scotia, 3.52%, 12/03/07	9,400
19,465	Sub Series H-1, GO, VRDO, LOC: Bank of New York, 3.50%, 12/03/07	19,465
31,110	Sub Series H-2, GO, VRDO, LOC: Bank of New York, 3.51%, 12/05/07	31,110
3,515	Sub Series H-2, GO, VRDO, LOC: Bank of Nova Scotia, 3.52%, 12/03/07	3,515
1,400	Sub Series H-2, GO, VRDO, MBIA, 3.56%, 12/03/07	1,400
1,200	Sub Series H-3, GO, VRDO, FSA, 3.53%, 12/03/07	1,200
37,735	Sub Series H-3, GO, VRDO, LOC: Bank of New York, 3.57%, 12/05/07	37,735
5,100	Sub Series H-4, GO, VRDO, AMBAC, 3.57%, 12/03/07	5,100
2,970	Sub Series H-4, GO, VRDO, LOC: Bank of New York, 3.53%, 12/03/07	2,970
8,705	Sub Series H-5, GO, VRDO, LOC: Dexia Credit Local, 3.55%, 12/05/07	8,705
1,700	Sub Series H-6, GO, VRDO, MBIA, 3.50%, 08/01/11	1,700
1,465	Sub Series H-7, GO, VRDO, LOC: KBC Bank N.V., 3.53%, 12/03/07	1,465
7,550	Sub Series I-5, GO, VRDO, LOC: C.A. Public Employees Retirement, 3.50%, 12/03/07	7,550
2,700	New York City Housing Development Corp., 55 Pierrepont Development,

	Series A, Rev., VRDO, LOC: Allied Irish Bank plc, 3.60%, 12/03/07	2,700
17,810	New York City Housing Development Corp., 500 East 165th St. Apartments,
	Series A, Rev., VRDO, LOC: Bank of America N.A., 3.64%, 12/03/07	17,810
12,800	New York City Housing Development Corp., La Casa De Sol,
	Series A, Rev., VRDO, LOC: Citibank N.A., 3.58%, 12/03/07	12,800
25,000	New York City Housing Development Corp., Markham Gardens Apartments,
	Series A, Rev., VRDO, LOC: Citibank N.A., 3.65%, 12/03/07	25,000
4,300	New York City Housing Development Corp., Monterey,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.54%, 12/03/07	4,300
3,070	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.54%, 12/03/07	3,070
15,000	New York City Housing Development Corp., One Columbus Place Development,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.64%, 12/03/07	15,000
3,320	New York City Housing Development Corp., Parkview Apartments,
	Series A, Rev., VRDO, LOC: Citibank N.A., 3.65%, 12/03/07	3,320
10,700	New York City Housing Development Corp., Thessalonica Court,
	Series A, Rev., VRDO, LOC: Citibank N.A., 3.58%, 12/03/07	10,700
13,800	New York City Housing Development Corp., Urban Horizons,
	Series II-A, Rev., VRDO, LOC: Citibank N.A., 3.58%, 12/03/07	13,800
12,930	New York City Housing Development Corp., West 89th Street,
	Series A, Rev., VRDO, LOC: FNMA, 3.62%, 12/03/07	12,930
20,000	New York City IDA, Liberty Bonds, FC Hanson Office,
	Rev., VRDO, LOC: ING Bank N.V., 3.58%, 12/03/07	20,000
21,130	New York City IDA, Liberty Park LLC,
	Series B, Rev., VRDO, LOC: Bank of America N.A., 3.96%, 12/03/07	21,130
400	New York City IDA, Municipal Securities Trust Receipts,
	Series SGA-110, Rev., VRDO, LOC: Societe Generale, 3.62%, 12/03/07	400
	New York City Municipal Water Finance Authority,
40,000	Series 1501, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.66%, 12/03/07	40,000
2,210	Series 1694, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.66%, 12/03/07	2,210
5,885	Series PA-1076, Rev., VRDO, 3.69%, 12/03/07	5,885
7,825	Sub Series C-1, Rev., VRDO, 3.53%, 12/03/07	7,825
1,500	Sub Series C-3, Rev., VRDO, 3.53%, 12/04/07	1,500
1,300	Sub Series F-1, Rev., VRDO, 3.48%, 12/03/07	1,300
4,740	Sub Series F-2, Rev., VRDO, 3.54%, 12/03/07	4,740
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
2,730	Series AA-1, Rev., VRDO, 3.50%, 12/03/07	2,730
4,000	Series AA-2, Rev., VRDO, 3.52%, 12/03/07	4,000
200	Series AA-3, Rev., VRDO, 3.58%, 12/03/07	200
1,400	Series CC-1, Rev., VRDO, 3.52%, 12/03/07	1,400
	New York City Transitional Finance Authority,
8,995	Series PA-1043-R, Rev., VRDO, 3.69%, 12/03/07	8,995
8,550	Sub Series 2-E, Rev., VRDO, 3.49%, 12/03/07	8,550
	New York City Transitional Finance Authority, Future Tax Secured,
100	Series B, Rev., VRDO, 3.50%, 12/03/07	100
3,950	Sub Series C-5, Rev., VRDO, 3.57%, 12/03/07	3,950
	New York City Transitional Finance Authority, New York City Recovery,
3,960	Sub Series 1-A, Rev., VRDO, LIQ: Landesbank Hessen-Thuerigen, 3.55%, 12/03/07	3,960
140	Sub Series 3-B, Rev., VRDO, 3.55%, 12/03/07	140
500	Sub Series 3-H, Rev., VRDO, 3.57%, 12/03/07	500

7,910	New York City Trust for Cultural Resources,
	Series 162, Rev., VRDO, AMBAC, LIQ: Morgan Stanly Dean Witter, 3.66%, 12/03/07	7,910
1,100	New York City Trust for Cultural Resources, Municipal Securities Trust Receipts,
	Series SGA-91, Rev., VRDO, AMBAC, LIQ: Societe Generale, 3.60%, 12/03/07	1,100
53,060	New York Liberty Development Corp.,
	Series 1416, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.66%, 12/03/07	53,060
	New York Local Government Assistance Corp.,
1,600	Series B, Rev., VRDO, LOC: Bank of Nova Scotia, 3.55%, 12/03/07	1,600
10,529	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.55%, 12/03/07	10,529
16,400	Series F, Rev., VRDO, LOC: Societe Generale, 3.54%, 12/03/07	16,400
7,600	Series G, Rev., VRDO, LOC: Bank of Nova Scotia, 3.50%, 12/03/07	7,600
10,300	New York Local Government Assistance Corp., Floating Rate Receipts,
	Series SG-100, Rev., VRDO, MBIA-IBC, 3.99%, 12/03/07	10,300
12,350	New York Local Government Assistance Corp., Sub Lien,
	Series A-6V, Rev., VRDO, FSA, 3.55%, 12/03/07	12,350
	New York Mortgage Agency, Homeowner Mortgage,
30,275	Series 122, Rev., VRDO, AMT, 3.62%, 12/03/07	30,275
32,700	Series 125, Rev., VRDO, AMT, 3.68%, 12/03/07	32,700
2,000	Series 135, Rev., VRDO, AMT, 3.55%, 12/03/07	2,000
5,000	Series 139, Rev., VRDO, AMT, 3.57%, 12/03/07	5,000
6,900	Series 144, Rev., VRDO, AMT, 3.55%, 12/03/07	6,900
	New York State Dormitory Authority,
10,232	Series 1158, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.66%, 12/03/07	10,232
29,930	Series 1322, Rev., VRDO, FHA, LIQ: Morgan Stanley Municipal Funding, 3.66%, 12/03/07	29,930
5,000	Series PA-409, Rev., VRDO, AMBAC, FHA, 3.70%, 12/03/07	5,000
7,120	Series PA-1089, Rev., VRDO, AMBAC, FHA, 3.82%, 12/03/07	7,120
	New York State Dormitory Authority, Mental Health Services,
25,980	Sub Series D-2B, Rev., VRDO, FSA, 3.53%, 12/03/07	25,980
11,900	Sub Series D-2D, Rev., VRDO, AMBAC, 3.53%, 12/03/07	11,900
22,845	Sub Series D-2E, Rev., VRDO, 3.55%, 12/03/07	22,845
16,500	Sub Series D-2H, Rev., VRDO, 3.55%, 12/03/07	16,500
4,390	New York State Dormitory Authority, New York Public Library,
	Series A, Rev., VRDO, MBIA, 3.54%, 12/03/07	4,390
6,000	New York State Energy Research & Development Authority, Consolidated Edison Co. of New York,
	Sub Series C-1, Rev., VRDO, LOC: Citibank N.A., 3.58%, 12/03/07	6,000
10,000	New York State Energy Resources & Development Authority, Orange & Rockland Project,
	Series A, Rev., VRDO, FGIC, LIQ: National Australia Bank, 3.50%, 12/03/07	10,000
	New York State Environmental Facilities Corp.,
4,995	Series PA-174, Rev., VRDO, MBIA, LIQ: Merrill Lynch Capital Services, 3.82%, 12/03/07	4,995
15,000	Series PA-1261, Rev., VRDO, MBIA, 3.70%,12/03/07	15,000
31,176	New York State Environmental Facilities Corp., Clean Water & Drinking,
	Series 731, Rev., VRDO, LIQ: Morgan Stanley Dean Witter, 3.66%, 12/03/07	31,176
9,250	New York State Housing Development Corp., Chelsea Arms,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.68%, 12/03/07	9,250
	New York State Housing Finance Agency,
11,100	Series C, Rev., VRDO, LOC: Dexia Credit Local, 3.55%, 12/03/07	11,100
13,800	Series D, Rev., VRDO, LOC: State Street Bank & Trust Co., 3.55%, 12/03/07	13,800
8,000	New York State Housing Finance Agency, 101 West End,
	Series 883, Rev., VRDO, FNMA, LIQ: FNMA, 3.59%, 12/03/07	8,000
4,100	New York State Housing Finance Agency, 150 East 44th Street,

	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.59%, 12/03/07	4,100
4,200	New York State Housing Finance Agency, 240 East 39th Street Housing,
	Rev., VRDO, LOC: FNMA, 3.66%, 12/03/07	4,200
12,500	New York State Housing Finance Agency, 250 West 93rd St.,
	Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.58%, 12/03/07	12,500
1,900	New York State Housing Finance Agency, 345 East 94th Street Housing,
	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 3.58%,12/03/07	1,900
3,200	New York State Housing Finance Agency, 360 West 43rd Street,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.68%, 12/03/07	3,200
5,900	New York State Housing Finance Agency, Bennington Hills Housing,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.68%, 12/03/07	5,900
16,800	New York State Housing Finance Agency, Housing East 84th Street,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.62%, 12/03/07	16,800
28,700	New York State Housing Finance Agency, Helena Housing,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 43.62%, 12/03/07	28,700
33,170	New York State Housing Finance Agency, Kew Gardens Hills,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.62%, 12/03/07	33,170
36,100	New York State Housing Finance Agency, Liberty,
	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 3.54%, 12/03/07	36,100
	New York State Housing Finance Agency, Multi-Family Housing,
35,800	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.62%, 12/03/07	35,800
1,800	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.68%, 12/03/07	1,800
18,315	New York State Housing Finance Agency, Parkledge Apartments Housing,
	Series A, Rev., VRDO, FHLMC, LIQ: FHLMA, 3.65%, 12/03/07	18,315
23,300	New York State Housing Finance Agency, Prospect Plaza Apartments,
	Series A, Rev., VRDO, LOC: Citibank N.A., 3.68%, 12/03/07	23,300
11,300	New York State Housing Finance Agency, Theater Row,
	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 3.68%, 12/03/07	11,300
13,250	New York State Housing Finance Agency, Union Square South Housing,
	Rev., VRDO, FNMA, LIQ: FNMA, 3.62%, 12/03/07	13,250
	New York State Housing Finance Agency, Victory Housing,
15,005	Series 2000-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 3.68%, 12/03/07	15,005
10,000	Series 2002-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 3.68%, 12/03/07	10,000
18,000	New York State Housing Finance Agency, West 38th Street,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.59%, 12/03/07	18,000
5,500	New York State Housing Finance Agency, Worth Street,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.68%, 12/03/07	5,500
35,980	New York State Thruway Authority,
	Series ROCS-RR-II-R-12114, Rev., VRDO, FSA, LIQ: Bayerische Landesbank, 3.70%, 12/03/07	35,980
42,540	New York State Thruway Authority, Highway & Bridge,
	Series 1611, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.66%, 12/03/07	42,540
	New York State Urban Development Corp.,
6,200	Series SG-163, Rev., VRDO, FGIC-TCRS, 3.63%, 12/03/07	6,200
17,155	Series 1703, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.66%, 12/03/07	17,155
12,525	New York State Urban Development Corp., State Facilities & Equipment,
	Sub Series A-3-A, Rev., VRDO, CIFG, 3.57%, 12/03/07	12,525
4,000	Onondaga County IDA, Reference Solvay Paperboard Project,
	Rev., VRDO, LOC: Citibank N.A., 3.68%, 12/03/07	4,000
	Port Authority of New York & New Jersey,
13,400	Series 1928, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.66%, 12/03/07	13,400

8,060	Series PT-2263, Rev., VRDO, FGIC-TCRS, 3.72%, 12/03/07	8,060
28,050	Tobacco Settlement Financing Authority,
	Series PT-835, Rev., VRDO, 4.03%, 12/03/07	28,050
	Triborough Bridge & Tunnel Authority,
2,050	Series M1J, Regulation D, Rev., VRDO, MBIA-IBC, 3.72%, 12/03/07	2,050
12,080	Series PA-1090, Rev., VRDO, MBIA-IBC, 3.70%, 12/03/07	12,080
2,100	Triborough Bridge & Tunnel Authority, General Purpose,
	Series C, Rev., VRDO, AMBAC, 3.52%, 12/03/07	2,100
25,893	Westchester County Industrial Development Agency,
	Series 2007-103G, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 3.66%, 12/03/07	25,893
		2,180,092

North Carolina — 2.5%
26,400	Buncombe County Metropolitan Sewerage District,
	Rev., VRDO, XLCA, 3.58%, 12/03/07	26,400
	City of Charlotte, Airport,
25,570	Series B, Rev., VRDO, LOC: Bank of America N.A., 3.55%, 12/03/07	25,570
9,825	Series D, Rev., VRDO, MBIA, 3.59%, 12/03/07	9,825
6,235	City of Charlotte, Transit Projects, Phase II-F,
	COP, VRDO, 3.55%, 12/03/07	6,235
8,405	City of Charlotte, Water & Sewer Systems,
	Series B, Rev., VRDO, 3.59%, 12/03/07	8,405
1,400	City of Durham, Water & Sewer Utility Systems,
	Rev., VRDO, 4.62%, 12/03/07	1,400
22,690	City of Greensboro, Enterprise Systems,
	Series B, Rev., VRDO, 3.60%, 12/03/07	22,690
5,000	City of Winston-Salem, Water & Sewer Systems,
	Series B, Rev., VRDO, 3.61%, 12/03/07	5,000
	Fayetteville Public Works Commission,
8,505	Rev., VRDO, FSA, 3.60%, 12/03/07	8,505
4,400	Series A, Rev., VRDO, FSA, 3.60%, 12/03/07	4,400
	Guilford County,
20,000	GO, VRDO, 3.56%, 12/03/07	20,000
30,000	Series C, GO, VRDO, 3.56%, 12/03/07	30,000
14,315	Series B, GO, VRDO, 3.59%, 12/03/07	14,315
300	Guilford County Industrial Facilities & Pollution Control Financing Authority, IDA, Neal Manufacturing, Inc.,
	Rev., VRDO, LOC: Bank of America N.A., 3.64%, 12/03/07	300
4,700	Iredell County Public Facilities Corp., Iredell County Schools Project,
	Rev., VRDO, AMBAC, 3.59%, 12/03/07	4,700
	Mecklenburg County,
39,760	Series B, GO, VRDO, 3.59%, 12/03/07	39,760
5,000	Series C, GO, VRDO, LIQ: Bank Of America N.A., 3.60%, 12/03/07	5,000
8,205	North Carolina Capital Facilities Finance Agency, Goodwill Community Foundation Project,
	Rev., VRDO, LOC: Bank of America N.A., 3.59%, 12/03/07	8,205
10,255	North Carolina Capital Facilities Finance Agency, Wolfpack Towers Project,
	Series A, Rev., VRDO, LOC: Bank of America N.A., 3.64%, 12/03/07	10,255
13,760	North Carolina Eastern Municipal Power Agency,
	Series A, Rev., VRDO, MBIA, 3.59%, 12/03/07	13,760
7,925	North Carolina Educational Facilities Finance Agency, Elon College,
	Rev., VRDO, LOC: Bank of America N.A., 3.60%, 12/03/07	7,925

3,050	North Carolina Housing Finance Agency,
	Series 2003-L44J, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity LLC, 3.85%, 12/03/07	3,050
4,950	North Carolina Housing Finance Agency, Appalachian Student Housing,
	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 3.65%, 12/03/07	4,950
	North Carolina Housing Finance Agency, Home Ownership,
12,775	Series 16-C, Rev., VRDO, LIQ: Bank of America N.A., 3.68%, 12/03/07	12,775
1,000	Series 17-C, Rev., VRDO, LIQ: Bank of America N.A., 3.68%, 12/03/07	1,000
2,500	Series 1998-18C, Rev., VRDO, LOC: Bank of America N.A., 3.68%, 12/03/07	2,500
5,705	North Carolina Medical Care Commission, Baptist Hospitals Project,
	Rev., VRDO, 3.56%, 12/03/07	5,705
	North Carolina Medical Care Commission, Duke University Health Care System,
48,550	Series B, Rev., VRDO, 3.59%, 12/03/07	48,550
30,650	Series C, Rev., VRDO, 3.59%, 12/03/07	30,650
7,100	North Carolina Medical Care Commission, FirstHealth Carolinas Project,
	Rev., VRDO, 3.60%, 12/03/07	7,100
2,200	North Carolina Medical Care Commission, Lincoln Health Systems Project,
	Series A, Rev., VRDO, LOC: Bank of America N.A., 3.61%, 12/03/07	2,200
	North Carolina Medical Care Commission, Moses H. Cone Memorial Hospital Project,
10,200	Rev., VRDO, 3.60%, 12/03/07	10,200
42,300	Series A, Rev., VRDO, 3.58%, 12/03/07	42,300
5,100	North Carolina Medical Care Commission Pooled Equipment Financing Project,
	Rev., VRDO, MBIA, 3.60%, 12/03/07	5,100
15,000	North Carolina Medical Care Commission, Union Regulation Medical Center Project,
	Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 3.59%, 12/03/07	15,000
16,250	North Carolina Medical Care Commission, University of Eastern Carolina,
	Series C-1, Rev., VRDO, AMBAC, 3.56%, 12/03/07	16,250
14,800	North Carolina State University at Raleigh,
	Series B, Rev., VRDO, 3.55%, 12/03/07	14,800
5,560	State of North Carolina, Public Improvement,
	Series D, GO, VRDO, 3.56%, 12/03/07	5,560
29,380	Town of Cary, Public Improvement,
	GO, VRDO, 3.58%, 12/03/07	29,380
	Union County,
16,500	Series A, GO, VRDO, 3.53%, 12/03/07	16,500
13,810	Series B, GO, VRDO, 3.58%, 12/03/07	13,810
20,265	University of North Carolina,
	Series C, Rev., VRDO, 3.52%, 12/03/07	20,265
28,655	University of North Carolina at Chapel Hill, University Hospital,
	Series A, Rev., VRDO, 3.59%, 12/03/07	28,655
		608,950

North Dakota — 0.2%
3,335	North Dakota State Housing Finance Agency,
	Series ROCS-RR-II-R-140, Rev., VRDO, LIQ: Citibank N.A., 3.74%, 12/03/07	3,335
	North Dakota State Housing Finance Agency, Home Mortgage,
2,000	Series A, Rev., VRDO, 3.67%, 12/03/07	2,000
9,205	Series B, Rev., VRDO, 3.67%, 12/03/07	9,205
21,970	Series C, Rev., VRDO, 3.67%, 12/03/07	21,970
		36,510

Ohio — 1.2%
7,229	Bank of New York Municipal Certificates Trust,

	Rev., VRDO, GNMA COLL, 3.71%, 12/03/07	7,228
30,000	Buckeye Tobacco Settlement Financing Authority,
	Series 2125, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.71%, 12/03/07	30,000
6,265	Cincinnati City School District,
	Series ROCS-RR-II-R-4049, GO, VRDO, FSA, LIQ: Citigroup Financial Products, 3.66%, 12/03/07	6,265
1,750	City of Cleveland,
	Series M, Rev., VRDO, FSA, 3.60%, 12/03/07	1,750
540	City of Westlake, Health Care Facilities, Lutheran Home Project,
	Rev., VRDO, LOC: National City Bank, 3.60%, 12/03/07	540
1,500	Cleveland-Cuyahoga County Port Authority, Cultural Facilities, Playhouse Square Foundation Project,
	Rev., VRDO, LOC: Fifth Third Bank, 3.62%, 12/03/07	1,500
1,375	Cuyahoga County, Health Care Facilities, Franciscan Communities,
	Series E, Rev., VRDO, LOC: LaSalle Bank N.A., 3.59%, 12/03/07	1,375
12,005	Eclipse Funding Trust, Solar Eclipse, Hamilton,
	Series 2006-0158, Rev., VRDO, MBIA, LIQ: U.S. Bank N.A., 3.60%, 12/06/07	12,005
36,020	Franklin County, Franklin Hospital,
	Rev., VRDO, AMBAC, 3.58%, 12/03/07	36,020
900	Franklin County, Ohio Children's Hospital,
	Series 2005-A, FGIC, 3.57%, 12/03/07	900
3,520	Franklin County, Ohio Health Corp.,
	Series D, Rev., VRDO, LOC: National City Bank, 3.59%, 12/03/07	3,520
7,800	Franklin County, Trinity Health Credit,
	Series C-1, Rev., VRDO, FGIC, 3.63%, 12/03/07	7,800
13,655	Lehman Municipal Trust Receipts,
	Series 06-P98, Regulation D, GO, VRDO, FGIC, LIQ: Lehman Liquidity Co., 3.72%, 12/03/07	13,655
16,300	Montgomery County, Catholic Health,
	Series B-2, Rev., VRDO, 3.58%, 12/03/07	16,300
9,990	Municipal Securities Trust Certificates,
	Series 9047, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 3.66%, 12/03/07	9,990
20,000	Ohio Air Quality Development Authority, First Energy,
	Series A, Rev., VRDO, LOC: KeyBank N.A., 3.64%, 12/03/07	20,000
2,135	Ohio Air Quality Development Authority, PCR, Ohio Edison Co
	Series C, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 3.71%, 12/03/07	2,135
8,790	Ohio Housing Finance Agency, Residential Housing,
	Series ROCS-RR-II-R-812, Rev., VRDO, LIQ: Bayerishe Landesbank, 3.74%, 12/03/07	8,790
14,500	Ohio Housing Finance Agency, Residential Mortgage Backed,
	Series B, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: FHLB, 3.66%, 12/03/07	14,500
20,000	Ohio Housing Finance Agency, Residential Mortgage Backed,
	Series F, Rev., VRDO, GNMA/FNMA, 3.62%, 12/03/07	20,000
4,995	Ohio State Turnpike Commission,
	Series ROCS-RR-II-R-51, Rev., VRDO, FGIC, LIQ: Citibank N.A., 3.69%, 12/03/07	4,995
3,400	Ohio State Water Development Authority,
	Series 1118, Rev., VRDO, LIQ: Rabobank Nederland, 3.65%, 12/03/07	3,400
26,000	Ohio State Water Development Authority, First Energy Nuclear,
	Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 3.66%, 12/03/07	26,000
20,300	Ohio State Water Development Authority, First Energy Project,
	Series 2005-B, Rev., VRDO, LOC: Barclays Bank plc, 3.60%, 12/03/07	20,300
10,200	Ohio State Water Development Authority, Multimodal, Water Development Timken,
	Rev., VRDO, LOC: Northern Trust Co., 3.60%, 12/03/07	10,200
7,755	State of Ohio,

	Series ROCS-RR-II-R-208, GO, VRDO, FSA, LIQ: Citibank N.A., 3.66%, 12/03/07	7,755
3,720	State of Ohio, BP Chemical, Inc. Project,
	Series 2002-BP, Rev., VRDO, AMT, 3.70%, 12/03/07	3,720
1,430	State of Ohio, Solid Waste, BP Exploration & Oil Project,
	Rev., VRDO, AMT, 3.70%, 12/03/07	1,430
1,800	State of Ohio, Solid Waste, BP Products North America,
	Rev., VRDO, AMT, GTY: BP North America, 3.70%, 12/03/07	1,800
		293,873

Oklahoma — 0.3%
28,500	Oklahoma Turnpike Authority, Second Senior Lien,
	Series B, Rev., VRDO, XLCA, 3.55%, 12/03/07	28,500
9,000	Payne County EDA, Oklahoma State University Funding Phase 3 Student Project,
	Series B, Rev., VRDO, AMBAC, 3.65%, 12/03/07	9,000
9,475	Payne County EDA, Student Housing, Oklahoma State University Funding Phase III Project,
	Rev., VRDO, AMBAC, 3.62%, 12/03/07	9,475
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments Project,
	Rev., VRDO, FNMA, LIQ: FNMA, 3.59%, 12/03/07	10,490
6,500	Tulsa Industrial Authority, Justin Industries Project,
	Rev., VRDO, LOC: Bank of New York, 3.61%, 12/03/07	6,500
14,665	University Hospital, Trust Receipts,
	Series A, Rev., VRDO, LOC: Bank of America N.A., 3.59%, 12/03/07	14,665
		78,630

Oregon — 1.0%
5,900	Oregon Health & Science University, OHSU Medical Group Project,
	Series A, Rev., VRDO, LOC: Bank of New York, 3.57%, 12/03/07	5,900
5,125	Oregon State Department of Administrative Services, State Lottery,
	Series PT-1394, Rev., VRDO, FSA, 3.86%, 12/03/07	5,125
12,100	Oregon State Department of Transportation,
	Series B-2, Rev., VRDO, LIQ: Dexia Credit Local, 3.57%, 12/03/07	12,100
40,000	Oregon State Department of Transportation, Sub Lien,
	Series B-2, Rev., VRDO, 3.54%, 12/03/07	40,000
	Oregon State Housing & Community Services Department,
10,000	Series C, Rev., VRDO, AMT, 3.70%, 12/03/07	10,000
15,000	Series I, Rev., VRDO, AMT, 3.70%, 12/03/07	15,000
7,630	Oregon State Housing & Community Services Department, Department of Housing and Development, Covenant Retirement,
	Series A, Rev., VRDO, LOC: U.S. Bank N.A., 3.65%, 12/03/07	7,630
5,000	Oregon State Housing & Community Services Department, Single-Family Mortgage Program,
	Series L, Rev., VRDO, 3.70%, 12/03/07	5,000
12,445	Portland Housing Authority, Multi-Family Housing, Civic Apartments Redevelopment,
	Rev., VRDO, AMT, FHLMC, LOC: Wells Fargo Bank N.A., 3.70%, 12/03/07	12,445
	State of Oregon,
16,200	Series 73-F, GO, VRDO, 3.58%, 12/03/07	16,200
80,000	Series A, GO, TANS, 4.50%, 06/30/08	80,391
5,515	Series MT-229, Rev., VRDO, 3.67%, 12/03/07	5,515
21,600	State of Oregon, Veterans Welfare,
	Series 83, GO, VRDO, 3.60%, 12/03/07	21,600
		236,906

Other Territories — 6.6%
ABN AMRO Munitops Certificate Trust,
9,995	Series 2002-3, Rev., VRDO, GNMA COLL, 3.66%, 12/03/07	9,995

5,500	Series 2002-16, GO, VRDO, PSF-GTD, 3.65%, 12/03/07 (e)	5,500
4,740	Series 2002-37, Rev., VRDO, AMT, FHA, GNMA COLL, 3.70%, 12/03/07	4,740
	Clipper Tax-Exempt Certificate Trust,
1,066	Series 1999-2, COP, VRDO, AMT, 3.73%, 12/03/07	1,066
12,890	Series 2005-30, Rev., VRDO, 3.73%, 12/03/07	12,890
39,000	Series 2007-40, Rev., VRDO, LIQ: State Street Bank & Trust Co., 3.73%, 12/03/07	39,000
5,743	Clipper Tax-Exempt Certificate Trust, Multi-State,
	Series 2005-2, Rev., VRDO, 3.70%, 12/03/07	5,743
	Clipper Tax-Exempt Trust,
25,768	Series 2002-9, COP, VRDO, LIQ: State Street Bank & Trust Co., 3.73%, 12/03/07	25,768
	Deutsche Bank Spears/Lifers Trust, Various States,
42,765	Series 292, Rev., VRDO, LIQ: Deutsche Bank AG, 3.67%, 12/03/07	42,765
17,030	Series 329, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 3.66%, 12/03/07	17,030
	Lehman Municipal Trust Receipts,
21,474	Series 07-P12, Regulation D, Rev., VRDO, AMBAC, CIFG, MBIA, XLCA, FGIC, LIQ: Lehman Liquidity Co., 3.72%, 12/03/07	21,474
74,225	Series 119-W, Regulation D, Rev., VRDO, VRDO, LIQ: Lehman Liquidity Co., 3.73%, 12/03/07	74,225
181,130	Series P84W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.72%, 12/03/07	181,130
66,235	Series P85W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.72%, 12/03/07	66,235
23,745	Series P89W, Regulation D, Rev., VRDO, VRDO, LIQ: Lehman Liquidity Co., 3.75%, 12/03/07	23,745
8,415	Series P112, Regulation D, Rev., VRDO, FSA, AMBAC, LIQ: Bank of New York, 3.72%, 12/03/07	8,415
	Municipal Securities Pool Trust, Weekly Floating Rate Receipts,
8,045	Series SG-P-18, Rev., VRDO, LIQ: Societe Generale, 3.71%, 12/03/07	8,045
11,120	Series SG-PG-17, Rev., VAR, LIQ: Societe Generale, 3.71%, 06/01/34	11,120
	Puttable Floating Option Tax-Exempt Receipts,
45,180	Series 004, Rev., VRDO, VRDO, 3.78%, 12/03/07	45,180
266,735	Series 006, Rev., VRDO, VRDO, LIQ: Merrill Lynch International Bank Ltd., 3.88%, 12/03/07	266,735
96,235	Series 007, Rev., VRDO, VRDO, LIQ: Merrill Lynch International Bank Ltd., 3.88%, 12/03/07	96,235
59,175	Series 008, Rev., VRDO, VRDO, LIQ: Merrill Lynch Capital Services, 3.70%, 12/03/07	59,175
43,365	Series EC-001, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 3.84%, 12/03/07	43,365
20,340	Series EC-002, Rev., VRDO, 3.83%, 12/03/07	20,340
304,005	Series POL-009, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 3.88%, 12/03/07	304,005
8,500	Series PPT-34, Rev., VRDO, LOC: TSB Lloyds Bank plc, 3.88%, 12/03/07	8,500
28,310	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust,
	Series 2, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 3.83%, 12/03/07	28,310
9,100	Sun America Trust, Various States,
	Series 2001-2, Class A, Rev., VRDO, LIQ: FHLMC, 3.79%, 12/03/07	9,100
	UBS Municipal Certificates, Various States,
9,950	Series 2007-22, Rev., VRDO, FSA, LIQ: Landesbank Hessen-Thueringen, 3.66%, 12/03/07	9,950
134,165	Series 2007-GM01, GO, VRDO, LIQ: BNP Paribas, 3.68%, 12/03/07	134,165
6,175	Wachovia Bank Merlots/Bruts Trust,
	Series ON1, Rev., VRDO, 3.84%, 12/03/07	6,175
		1,590,121

Pennsylvania — 3.9%
21,084	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
	Series B-1, Rev., VRDO, 3.72%, 12/03/07	21,084
4,170	Berks County IDA, Kutztown University Foundation Project,
	Rev., VRDO, LOC: Wachovia Bank N.A., 3.64%, 12/03/07	4,170
12,890	Bucks County, IDA, Law School Admission Council,
	Rev., VRDO, LOC: Allied Irish Bank plc, 3.59%, 12/03/07	12,890
4,150	Chester County Health & Educational Faculties Authority, Barclay Friends Project,

	Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 3.61%, 12/03/07	4,150
10,000	City of Philadelphia, EAGLE,
	Series 7-2005-0050, Class A, Rev., VRDO, FSA, LIQ: Citibank N.A., 3.67%, 12/03/07	10,000
340	City of Philadelphia, Gas Works,
	Series PA-1144, Rev., VRDO, FSA, 3.82%, 12/03/07	340
4,900	City of Philadelphia, IDA, 30th Street Station Project,
	Rev., VRDO, MBIA, LIQ: Royal Bank of Scotland, 3.42%, 12/03/07	4,900
	City of Philadelphia, Water & Wastewater Systems,
36,775	Rev., VRDO, FSA, 3.59%, 12/03/07	36,775
3,500	Series B, Rev., VRDO, AMBAC, 3.59%, 12/03/07	3,500
57,520	Series B, Rev., VRDO, FSA, 3.59%, 12/03/07	57,520
50,000	Clipper Tax-Exempt Certificate Trust,
	Rev., VRDO, LIQ: State Street Bank & Trust Co., 3.64%, 12/03/07	50,000
14,250	Deutsche Bank Spears/Lifers Trust Various States,
	Series 359, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 3.64%, 12/03/07	14,250
23,070	Easton Area School District,
	Series 1824, GO, VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 3.68%, 12/03/07	23,070
11,600	Emmaus General Authority, Loan Project,
	Series A, Rev., VRDO, FSA, 3.62%, 12/03/07	11,600
4,040	Erie County Hospital Authority,
	Series 820, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.68%, 12/03/07	4,040
5,000	Harrisburg Authority, Water,
	Series A, Rev., VRDO, FGIC, 3.63%, 12/03/07	5,000
5,510	Lehman Municipal Trust Receipts,
	Series FC-18, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.78%, 12/03/07	5,510
9,475	Luzerne County IDA,
	Series ROCS-RR-II-R-93, Rev., VRDO, AMBAC, LIQ: Citibank N.A., 3.66%, 12/03/07	9,475
13,330	Montgomery County IDA, PCR, Exelon Corp.,
	Rev., VRDO, LOC: Wachovia Bank N.A., 3.59%, 12/03/07	13,330
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manor Apartments Project,
4,710	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.54%, 12/03/07	4,710
1,900	Series T-2, Rev., VRDO, LIQ: FNMA, 3.54%, 12/03/07	1,900
10,000	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.54%, 12/03/07	10,000
13,750	Municipal Securities Trust Certificates,
	Series 7031, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets, 3.68%, 12/03/07	13,750
	New Garden General Authority, Municipal Pooled Funding Programs,
24,905	Series I, Rev., VRDO, AMBAC, 3.58%, 12/03/07	24,905
6,210	Series II, Rev., VRDO, FSA, 3.58%, 12/03/07	6,210
6,400	North Wales Water Authority,
	Rev., VRDO, FSA, 3.58%, 12/03/07	6,400
36,215	Octorara Area School District,
	GO, VRDO, FSA, 3.62%, 12/03/07	36,215
7,165	Pennsylvania Convention Center Authority,
	Series ROCS-RR-II-R-10189, Rev., VRDO, FGIC, LIQ: Citibank N.A., 3.69%, 12/03/07	7,165
45,325	Pennsylvania Economic Development Financing Authority,
	Series ROCS-RR-II-R-10049CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.66%, 12/03/07	45,325
3,010	Pennsylvania Energy Development Authority, B&W Ebensburg Project,
	Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.65%, 12/03/07	3,010
	Pennsylvania Higher Education Assistance Agency,

29,600	Series A, Rev., VRDO, AMBAC, 3.65%, 12/03/07	29,600
11,600	Series B, Rev., VRDO, AMBAC, 3.65%, 12/03/07	11,600
21,325	Pennsylvania Higher Educational Facilties Authority,
	Series MT-042, Rev., VRDO, 3.98%, 12/03/07	21,325
3,700	Pennsylvania Higher Educational Faculties Authority, Philadelphia University,
	Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 3.54%, 12/03/07	3,700
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
15,300	Series 83-B, Rev., VRDO, AMT, 3.65%, 12/03/07	15,300
13,045	Series 85-B, Rev., VRDO, 3.65%, 09/05/07	13,045
17,000	Series 85-C, Rev., VRDO, 3.65%, 12/03/07	17,000
12,700	Series 86-B, Rev., VRDO, 3.63%, 12/03/07	12,700
40,495	Series 87-B, Rev., VRDO, AMT, 3.62%, 12/03/07	40,495
43,800	Series 87-C, Rev., VRDO, AMT, 3.62%, 12/03/07	43,800
1,820	Series 90-C, Rev., VRDO, 3.65%, 12/03/07	1,820
26,600	Series 91-B, Rev., VRDO, AMT, 3.63%, 12/03/07	26,600
	Pennsylvania Turnpike Commission,
12,300	Series A-3, Rev., VRDO, 3.56%, 12/03/07	12,300
5,200	Series B, Rev., VRDO, 3.60%, 12/03/07	5,200
	Philadelphia School District,
39,000	Series A, GO, LOC: Bank of America N.A., 4.50%, 06/27/08	39,168
15,685	Series ROCS-RR-II-R-10008, GO, VRDO, FGIC, LIQ: Citigroup Financial Products, 3.69%, 12/03/07	15,685
20,000	Pittsburgh & Allegheny County Sports & Exhibition Authority,
	Series A, Rev., VRDO, FSA, 3.61%, 12/03/07	20,000
20,000	RBC Municipal Products, Inc., Trust,
	Series C-5, Rev., VRDO, LIQ: Royal Bank of Canada, 3.65%, 12/03/07	20,000
	Sayre Health Care Facilities Authority, VHR Pennsylvania Capital Financing Project,
3,900	Series B, Rev., VRDO, AMBAC, LIQ: Bank of New York, 3.61%, 12/03/07	3,900
945	Series F, Rev., VRDO, AMBAC, 3.60%, 12/03/07	945
11,000	Series M, Rev., VRDO, AMBAC, LIQ: Bank of New York, 3.61%, 12/03/07	11,000
10,000	Southcentral General Authority,
	Rev., VRDO, AMBAC, 3.68%, 12/03/07	10,000
50,000	Southcentral General Authority, Wellspan Health Obligation,
	Series B, Rev., VRDO, AMBAC, 3.59%, 12/03/07	50,000
30,000	UBS Municipal Certificates Various States,
	Rev., VRDO, LIQ: Landesbank Hessen Thueringen, 3.66%, 12/03/07	30,000
6,500	University of Pittsburgh, University Capital Project,
	Series C, Rev., VRDO, 3.62%, 12/03/07	6,500
15,000	University of Pittsburgh, University Capital Project, Commonwealth System of Higher Education,
	Series B, Rev., VRDO, 3.57%, 12/03/07	15,000
3,700	York General Authority, Pooled Financing, Harrisburg Parking Facilities Improvements,
	Sub Series 96-C, Rev., VRDO, FSA, 3.64%, 12/03/07	3,700
		931,577

Puerto Rico — 0.6%
19,000	Commonwealth of Puerto Rico,
	Rev., TRAN, VRDO, LOC: See Notes, 4.25%, 07/30/08	19,105
	Lehman Municipal Trust Receipts,
14,850	Series 2007-P37W, Regulation D, GO, VRDO, LIQ: Lehman Liquidity Co., 3.67%, 12/03/07	14,850
20,000	Series FC-8, Regulation, D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 3.68%, 12/03/07	20,000
25,000	Puerto Rico Aqueduct & Sewer Authority,
	Series ROCS-RR-II-R-10001CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.66%, 12/03/07	25,000

20,000	Puerto Rico Electric Power Authority,
	Series ROCS-RR-II-R-11001CE, Rev., VRDO, LIQ: Citibank N.A., 3.63%, 12/03/07	20,000
55,300	Puerto Rico Sales Tax Financing Corp.,
	Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.69%, 12/03/07	55,300
		154,255

Rhode Island — 0.3%
9,990	Narragansett Bay Commission, Wastewater System,
	Series A, Rev., VRDO, MBIA, 3.56%, 12/03/07	9,990
4,745	Rhode Island Clean Water Finance Agency, PCR,
	Series PT-1535, Rev., VRDO, 3.86%, 12/03/07	4,745
3,645	Rhode Island Health & Educational Building Corp.,
	Series PT-2253, Rev., 3.86%, 09/06/07	3,645
37,740	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University,
	Series B, Rev., VRDO, 3.60%, 12/03/07	37,740
5,600	Rhode Island Health & Educational Building Corp., Hospital Financing, Newport Hospital,
	Rev., VRDO, LOC: Fleet National Bank, 3.59%, 12/03/07	5,600
2,270	Rhode Island Health & Educational Building Corp., International Institute of Rhode Island,
	Rev., VRDO, LOC: Fleet National Bank, 3.59%, 12/03/07	2,270
9,000	Rhode Island State & Providence Plantations,
	Series 720, GO, VRDO, FGIC, LIQ: Morgan Stanley Dean Witter, 3.71%, 12/03/07	9,000
3,330	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan,
	Series B, GO, VRDO, 3.56%, 09/05/07	3,330
		76,320

South Carolina — 1.2%
16,335	ABN AMRO Munitops Certificate Trust,
	Series 2004-27, Rev., VRDO, FGIC, 3.65%, 12/03/07	16,335
29,285	Charleston County School District Development Corp
	GO, SCSDE, 4.25%, 09/06/07	29,326
3,000	Cherokee County, IDB, Oshkosh Truck Project,
	Rev., VRDO, LOC: Bank of America N.A., 3.67%, 12/05/07	3,000
14,950	Eclipse Funding Trust, Solar Eclipse, SCAGO,
	Series 2007-0003, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 3.81%, 09/05/07	14,950
	Greenville County School District,
25,800	GO, SCDSE, LIQ: Landesbank Hessen-Thueringen, 3.66%, 12/03/07	25,800
1,350	Series 982, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.68%, 12/03/07 (p)	1,350
14,445	Series C, GO, SCSDE, 4.00%, 06/02/08	14,494
	Greenville Hospital System Board,
3,750	Series A, Rev., VRDO, AMBAC, 3.58%, 12/03/07	3,750
12,900	Series B, Rev., VRDO, AMBAC, 3.58%, 12/03/07	12,900
10,000	Series C, Rev., VRDO, AMBAC, 3.58%, 12/03/07	10,000
	Piedmont Municipal Power Agency, Electric,
28,250	Series B, Rev., VRDO, MBIA, 3.62%, 12/03/07	28,250
10,100	Series C, Rev., VRDO, MBIA, 3.60%, 12/03/07	10,100
34,975	Sub Series B-5, Rev., VRDO, MBIA, 3.60%, 12/03/07	34,975
19,600	Sub Series B-6, Rev., VRDO, MBIA, 3.59%, 12/03/07	19,600
	Puttable Floating Option Tax-Exempt Receipts,
22,335	Series EC-1145, GO, VRDO, LIQ: Merrill Lynch Capital Services, 3.73%, 09/05/07	22,335
8,455	Series EC-1155, GO, VRDO, ST AID WITHHLDG, LIQ: Merrill Lynch Capital Services, 3.73%, 09/05/07	8,455
1,100	South Carolina Educational Facilities Authority, Morris College Project,
	Rev., VRDO, LOC: Bank of America N.A., 3.64%, 12/03/07	1,100

600	South Carolina Jobs & EDA, Concept Packaging Group Project,
	Rev., VRDO, LOC: Bank of America N.A., 3.69%, 12/03/07	600
2,290	South Carolina Jobs & EDA, South Carolina Catholic Diocese Project,
	Rev., VRDO, LOC: Bank of America N.A., 3.64%, 12/03/07	2,290
4,600	South Carolina Jobs & EDA, Specialty Minerals Project,
	Rev., VRDO, LOC: Bank of New York, 3.71%, 12/03/07	4,600
4,875	South Carolina Jobs & EDA, Thompson Steel Co., Inc. Project,
	Rev., VRDO, LOC: Bank of America N.A., 3.64%, 12/03/07	4,875
1,450	South Carolina Jobs & EDA, Valley Proteins, Inc. Project,
	Rev., VRDO, LOC: U.S. Bank N.A., 3.71%, 12/03/07	1,450
5,190	South Carolina State Public Service Authority,
	Series PT-1525, Rev., VRDO, FSA, 3.86%, 09/05/07	5,190
		275,725

South Dakota — 0.1%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
19,200	Series C-1, Rev., VRDO, 3.60%, 12/03/07	19,200
5,000	Series F, Rev., VRDO, 3.70%, 12/03/07	5,000
5,000	Series G, Rev., VRDO, 3.66%, 12/03/07	5,000
		29,200

Tennessee — 2.8%
5,000	ABN AMRO Munitops Certificate Trust, Multi-State,
	Series 2002-25, GO, VRDO, MBIA, 3.65%, 12/03/07	5,000
21,250	Blount County Public Building Authority,
	Series D-11-A, Rev., VRDO, AMBAC, 3.65%, 12/03/07	21,250
	Blount County Public Building Authority, Local Government Public Improvement,
10,345	Series A-3-A, Rev., VRDO, AMBAC, 3.65%, 12/03/07	10,345
16,550	Series A-4-A, Rev., VRDO, 3.64%, 12/03/07	16,550
5,400	Series A-8-A, Rev., VRDO, AMBAC, 3.63%, 12/03/07	5,400
2,700	Series A-8-B, Rev., VRDO, AMBAC, 3.63%, 12/03/07	2,700
42,250	Series D-3-A, Rev., VRDO, 3.64%, 12/03/07	42,250
21,925	Series D-6-A, Rev., VRDO, XLCA, 3.65%, 12/03/07	21,925
26,000	Series D-8-A, Rev., VRDO, XLCA, 3.65%, 12/03/07	26,000
8,000	Series D-8-C, Rev., VRDO, XLCA, 3.65%, 12/03/07	8,000
7,500	Series D-10-A, Rev., VRDO, XLCA, 3.65%, 12/03/07	7,500
6,500	Series D-10-C, Rev., VRDO, XLCA, 3.65%, 12/03/07	6,500
8,600	Series D-11-B, Rev., VRDO, AMBAC, 3.65%, 12/03/07	8,600
8,860	City of Memphis,
	Series ROCS-RR-II-6033, GO, VRDO, MBIA, LIQ: Citigroup Financial Products, 3.66%, 12/03/07	8,860
	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund,
6,345	Rev., VRDO, LOC: Bank of America N.A., 3.59%, 12/03/07	6,345
2,500	Rev., VRDO, LOC: Bank of America N.A., 3.62%, 12/03/07	2,500
66,775	Enhanced Return Puttable Floating Option,
	Series EC-1014, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 3.80%, 09/05/07	66,775
3,000	Jackson IDB, Solid Waste Disposal, Florida Steel Corp. Project,
	Rev., VRDO, LOC: Bank of America N.A., 3.64%, 12/03/07	3,000
31,000	Lehman Municipal Trust Receipts,
	Series F6, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 3.73%, 12/03/07	31,000
8,100	Loudon IDB, A.E. Staley Manufacturing Co. Project,
	Rev., VRDO, LOC: Wachovia Bank N.A., 3.64%, 12/03/07	8,100
14,475	Memphis Health Educational & Housing Facility Board, Watergrove Apartments Project,

	Rev., VRDO, FHLMC, LIQ: FHLMC, 3.59%, 12/03/07	14,475
35,000	Metropolitan Government Nashville & Davidson County, Ascension Health & Educational Facilities Board,
	Rev., VRDO, 3.57%, 12/03/07	35,000
9,200	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Belmont University Project,
	Rev., VRDO, LOC: Suntrust Bank, 3.59%, 12/03/07	9,200
	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Vanderbilt University,
13,810	Series B, Rev., VRDO, 3.58%, 12/03/07	13,810
2,895	Series B, Rev., VRDO, LOC: Bank of New York, 3.68%, 12/03/07	2,895
11,500	Metropolitan Government Nashville & Davidson County, Multi-Family Housing, Retreat Dry,
	Rev., VRDO, LOC: Citibank N.A, 3.65%, 12/03/07	11,500
	Montgomery County Public Building Authority, Tennessee County Loan Pool,
44,360	Rev., VRDO, LOC: Bank of America N.A., 3.51%, 12/03/07	44,360
10,075	Rev., VRDO, LOC: Bank of America N.A., 3.59%, 12/03/07	10,075
	Sevier County Public Building Authority, Local Government Public Improvement,
1,500	Series II-A-1, Rev., VRDO, AMBAC, 3.63%, 12/03/07	1,500
2,500	Series II-A-2, Rev., VRDO, AMBAC, 3.63%, 12/03/07	2,500
6,000	Series II-C-2, Rev., VRDO, AMBAC, 3.63%, 12/03/07	6,000
775	Series II-D-3, Rev., VRDO, AMBAC, 3.63%, 12/03/07	775
3,935	Series III-B-3, Rev., VRDO, AMBAC, 3.63%, 12/03/07	3,935
8,800	Series III-C-5, Rev., VRDO, AMBAC, 3.63%, 12/03/07	8,800
1,600	Series III-D-3, Rev., VRDO, AMBAC, 3.63%,12/03/07	1,600
2,500	Series III-E-3, Rev., VRDO, AMBAC, LIQ: Landesbank Hessen-Thueringen, 3.63%, 12/03/07	2,500
25,620	Series III-F, Rev., VRDO, AMBAC, LIQ: Landesbank Hessen-Theringen, 3.63%, 12/03/07	25,620
12,275	Series VI-B-1, Rev., VRDO, 3.65%, 12/03/07	12,275
4,075	Series VI-C-3, Rev., VRDO, AMBAC, 3.65%, 12/03/07	4,075
6,800	Series VI-D-2, Rev., VRDO, AMBAC, 3.65%, 12/03/07	6,800
4,050	Series VI-E-2, Rev., VRDO, AMBAC, 3.65%, 12/03/07	4,050
18,325	Series VI-F-1, Rev., VRDO, XLCA, 3.65%, 12/03/07	18,325
10,250	Series VI-G-1, Rev., VRDO, XLCA, 3.65%, 12/03/07	10,250
15,675	Series VI-H-1, Rev., VRDO, AMBAC, 3.65%, 12/03/07	15,675
15,000	Series VI-K-1, Rev., VRDO, XLCA, 3.65%, 12/03/07	15,000
66,000	Sevierville Public Building Authority, Government Public Improvement,
	Rev., VRDO, XLCA, 3.64%, 12/03/07	66,000
4,905	Shelby County Health, Educational & Housing Facilities Board, Rhodes College,
	Rev., VRDO, LOC: Bank of America N.A., 3.61%, 12/03/07	4,905
		660,500

Texas — 9.5%
	ABN AMRO Munitops Certificate Trust,
13,280	Series 2000-10, VRDO, MBIA, 3.65%, 12/03/07 (e)	13,280
16,685	Series 2000-13, Class C, VRDO, PSF-GTD, 3.65%, 12/03/07	16,685
11,000	Series 2001-26, GO, VRDO, PSF-GTD, 3.64%, 12/03/07	11,000
17,990	Series 2005-45, Rev., VRDO, 3.65%, 12/03/07	17,990
9,945	Series 2006-54, GO, VRDO, PSF-GTD, 3.65%, 12/03/07	9,945
6,192	Series 2006-77, GO, VRDO, PSF-GTD, 3.68%, 12/03/07	6,192
19,010	Series 2007-14, GO, VRDO, MBIA, 3.65%, 12/03/07	19,010
37,480	Aldine Independent School District, School Buildings,
	GO, VRDO, PSF-GTD, 3.75%, 06/18/08	37,480
28,495	Austin Trust, Various States,
	Series 2007-334, Rev., VRDO, LIQ: Bank of America N.A, 3.66%, 12/03/07	28,495
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects,

	Rev., VRDO, FNMA, LIQ: FNMA, 3.59%, 12/03/07	9,100
6,400	Brazos River Authority, PCR,
	Series PT-679, Rev., VRDO, MBIA, 3.86%, 12/03/07	6,400
12,900	Capital Area Housing Finance Corp.,
	Series ROCS-RR-II-R-773CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.78%, 12/03/07	12,900
48,890	City of Austin, Hotel Occupancy Tax, Sub Lien,
	Rev., VRDO, CIFG, 3.62%, 12/03/07	48,890
24,440	City of Austin, Water & Wastewater Systems, Merlots,
	Series LLL, Rev., VRDO, MBIA, 3.67%, 12/03/07	24,440
17,500	City of Houston, Airport Systems, Floating Rate Receipts,
	Series SG-149, Rev., VRDO, FSA, LIQ: Societe Generale, 3.64%, 12/03/07	17,500
35,000	City of Houston, Airport Systems, Sub Lien,
	Series A, Rev., VRDO, AMT, FSA, 3.66%, 12/03/07	35,000
78,900	City of Katy, Independent School District, CSH Building,
	Series C, GO, VRDO, PSF-GTD, 3.60%, 12/03/07	78,900
11,100	City of Richardson, Refinancing & Improvement,
	GO, VRDO, 3.78%, 06/16/08	11,100
	City of San Antonio, Electric & Gas,
24,200	Series SG-104, Rev., VRDO, LIQ: Societe Generale, 3.64%, 09/05/07 (p)	24,200
4,195	Series SG-105, GO, LOC: Societe Generale, 3.64%, 09/06/07 (p)	4,195
11,000	City of San Antonio, Electric & Gas, Systems, Junior Lien,
	Rev., VRDO, 3.63%, 12/03/07	11,000
3,000	City of San Antonio, Municipal Drainage Utilities,
	Series 1089, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.68%, 12/03/07	3,000
6,435	City of San Antonio, Water,
	Series SG-159, Rev., VRDO, FSA, 3.64%, 12/03/07	6,435
10,000	City of Tyler, Municipal Securities Trust Receipts, Waterworks & Sewer,
	Series SGA-112, Rev., VRDO, FGIC, LIQ: Societe Generale, 3.63%, 12/03/07	10,000
8,719	Collin County Housing Finance Corp., Multi-Family Housing, Preston Bend Apartments Project,
	Rev., VRDO, FNMA, LIQ: FNMA, 3.60%, 12/03/07	8,719
19,040	Crawford Education Facilities Corp., Higher Education, Southwestern University Project,
	Series B, Rev., VRDO, 3.58%, 12/03/07	19,040
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Flight Safety Project,
	Rev., VRDO, 3.66%, 12/03/07	5,000
10,500	Eclipse Funding Trust, Solar Eclipse, City of Waco,
	Series 2007-0040, Rev., VRDO, MBIA, LIQ: U.S. Bank N.A., 3.64%, 12/03/07	10,500
11,170	Eclipse Funding Trust, Solar Eclipse, El Paso,
	Series 2006-0032, GO, VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.64%, 12/03/07	11,170
9,960	Eclipse Funding Trust, Solar Eclipse, Keller,
	Series 2006-0056, GO, VRDO, MBIA, PSF-GTD, LIQ: U.S. Bank N.A., 3.64%, 12/03/07	9,960
5,620	Eclipse Funding Trust, Solar Eclipse, North,
	Series 2006-0058, GO, VRDO, MBIA-IBC, PSF-GTD, LIQ: U.S. Bank N.A., 3.64%, 12/03/07	5,620
24,419	Garland Health Facilities Development Corp., Chambrel Club Hill,
	Rev., VRDO, FNMA, LIQ: FNMA, 3.59%, 12/03/07	24,419
19,855	Goose Creek Consolidated Independent School District,
	Series 3426, GO, VRDO, PSF-GTD, 3.67%, 02/15/26	19,855
5,000	Greater East Texas Higher Education Authority,
	Series B, Rev., VRDO, LOC: State Street Bank & Trust Co, 3.68%, 12/03/07	5,000
	Greater Texas Student Loan Corp.,
14,350	Series A, Rev., VRDO, LOC: State Street Bank & Trust Co, 3.68%, 12/03/07	14,350

25,000	Series A, Rev., VRDO, LOC: State Street Bank & Trust Co, 3.68%, 12/03/07	25,000
5,000	Harlandale Independent School District, Municiple Securities Trust Receipts,
	Series SGA-100, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 3.67%, 12/03/07	5,000
2,885	Harris County,
	Series RR-II-R-1029, Rev., VRDO, FSA, LIQ: Citigroup Financial Products, 3.66%, 12/03/07	2,885
9,580	Harris County Health Facilities Development Authority,
	Series PT-2350, Rev., VRDO, 3.67%, 07/01/27	9,580
4,600	Hays Memorial Health Facilities Development Corp., Central Texas Medical Center Project,
	Series A, Rev., VRDO, LOC: Suntrust Bank N.A., 3.59%, 12/03/07	4,600
29,245	Houston Higher Education Finance Corp., Floating Rate Receipts,
	Series SG-139, Rev., VRDO, 3.64%, 12/03/07	29,245
28,685	Houston Independent School District,
	Series ROCS-RR-II-R-408, GO, VRDO, PSF-GTD, LIQ: Citibank N.A., 3.66%, 12/03/07	28,685
22,775	Lamar Consolidated Independent School District, School House,
	GO, VRDO, PSF-GTD, 3.75%, 09/06/08	22,775
5,695	Leander Independent School District,
	Series ROCS-RR-II-R-2143, GO, VRDO, PSF-GTD, LIQ: Citigroup Global Markets, 3.66%, 12/03/07	5,695
	Lehman Municipal Trust Receipts,
51,990	Series 2006-P97, Regulation D, Rev., VRDO, AMBAC, LIQ: Lehman Liquidity Co., 3.62%, 12/03/07	51,990
36,155	Series K-43W, Regulation D, GO, VRDO, PSF-GTD, LIQ: Lehman Liquidity Co., 3.72%, 12/03/07	36,155
17,000	Lewisville Independent School District, Municipal Securities Trust Receipts,
	Series SGA-134, GO, VRDO, LIQ: Societe Generale, 3.67%, 12/03/07 (e)	17,000
29,625	Lower Colorado River Authority,
	Series PA-590, Rev., VRDO, FSA, LIQ: Merrill Lynch Capital Services, 3.75%, 12/03/07	29,625
20,595	Lufkin Health Facilities Development Corp., Memorial Hospital,
	Rev., VRDO, LOC: Wachovia Bank N.A., 3.63%, 12/03/07	20,595
5,455	Mansfield Independent School District, Municipal Securities Trust Receipts,
	Series SGA-129, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 3.67%, 12/03/07 (e)	5,455
5,290	Mission Consolidated Independent School District, Municipal Securities Trust Receipts,
	Series SGA-105, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 3.67%, 12/03/07	5,290
	Municipal Securities Trust Certificates,
10,765	Series 2006-260, GO, VRDO, MBIA, LIQ: Bear Stearns Capital Markets, 3.70%, 12/03/07	10,765
7,500	Series 7062, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets, 3.68%, 12/03/07	7,500
27,890	Munitops II,
	Series 2007-51, GO, VRDO, FGIC, 3.65%, 12/03/07	27,890
17,050	New Caney Independent School District, Floating Rate Certificates,
	Series SG-142, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 3.64%, 12/06/07	17,050
7,800	North Central Texas Health Facility Development Corp.,
	Series PT-1411, Rev., VRDO, AMBAC, 3.86%, 12/03/07	7,800
20,000	North East Independent School District, Floater Certificates,
	Series SG-143, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 3.64%, 12/06/07	20,000
	North Texas Higher Education Authority,
10,100	Series A, Rev., VRDO, AMBAC, 3.68%, 12/03/07	10,100
13,000	Series A, Rev., VRDO, AMT, AMBAC, 3.68%, 12/03/07	13,000
15,680	Series A, Rev., VRDO, LOC: Bank of America N.A., 3.68%, 12/03/07	15,680
10,000	Series A, Rev., VRDO,.LOC: Lloyds TSB Bank plc, 3.68%, 12/03/07	10,000
9,000	Series C, Rev., VRDO, AMBAC, 3.68%, 12/03/07	9,000
20,000	North Texas Toll Way Authority, Interest Accrual,
	Series C, Rev., VRDO, FGIC, 3.70%, 12/03/07	20,000
	Panhandle-Plains Higher Education Authority, Inc.,

23,800	Series A, Rev., VRDO, MBIA, 3.66%, 12/03/07	23,800
2,100	Series A, Rev., VRDO, MBIA, 3.66%, 12/03/07	2,100
	Panhandle-Plains Higher Education Authority, Inc., Student Loan,
3,300	Series B, Rev., VRDO, MBIA, 3.66%, 12/03/07	3,300
4,500	Series A, Rev., VRDO, MBIA, 3.66%, 12/03/07	4,500
17,600	Pasadena Independent School District,
	Series A, GO, VRDO, PSF-GTD, 3.60%, 12/03/07	17,600
11,735	Pharr San Juan Alamo Independent School District, Municipal Securities Trust Receipts,
	Series SGA-101, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 3.67%, 12/03/07	11,735
	Puttable Floating Option Tax-Exempt Receipts,
8,610	Series EC-1113, GO, VRDO, LIQ: Merrill Lynch Capital Services, 3.76%, 12/03/07	8,610
9,340	Series PT-3974, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 3.67%, 12/03/07	9,340
10,080	Round Rock Independent School District,
	Series ROCS-RR-II-R-10145, GO, VRDO, PSF-GTD, LIQ: Citibank N.A., 3.66%, 12/03/07	10,080
7,330	Southwest Independent School District,
	Series DB-142, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank AG, 3.72%, 09/05/07	7,330
374,500	State of Texas,
	GO, 4.50%, 08/28/08	376,677
	State of Texas, EAGLE,
20,000	Series 2007-0082, Class A, GO, VRDO, LIQ: Bayerische Landesbank, 3.65%, 12/03/07	20,000
50,000	Series 2007-0090, Class A, GO, VRDO, LIQ: Deutsche Bank AG, 3.65%, 12/03/07	50,000
36,545	State of Texas, College Student Loan,
	GO, VRDO, 3.75%, 08/01/08	36,545
7,700	State of Texas, Veteran's Housing Assistance,
	Series A-1, GO, VRDO, LIQ: Texas State Treasurer, 3.73%, 12/03/07	7,700
	State of Texas, Veterans Housing Assistance Fund,
20,000	Series II-A, GO, VRDO, 3.65%, 12/03/07	20,000
7,950	Series II-A, GO, VRDO, 3.66%, 12/03/07	7,950
20,215	Series II-B, GO, VRDO, VA GTD, 3.65%, 12/03/07	20,215
13,845	Series II-B, GO, VRDO, 3.70%, 12/03/07	13,845
14,030	Strategic Housing Finance Corp.,
	Series ROCS-RR-II-R-700CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.75%, 12/03/07	14,030
8,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Project,
	Rev., VRDO, FNMA, LIQ: FNMA, 3.60%, 12/03/07	8,700
14,250	Texas Department of Housing & Community Affairs, Lancaster Apartments,
	Rev., VRDO, FNMA, LIQ: FNMA, 3.65%, 12/03/07	14,250
5,000	Texas Department of Housing & Community Affairs, Multi-Family Housing, Post Oak East Apartments,
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.65%, 12/03/07	5,000
10,150	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading, Senior,
	Rev., VRDO, FHLMC, LIQ: FHLMC, 3.65%, 12/03/07	10,150
1,060	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments,
	Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 3.66%, 12/03/07	1,060
50,000	Texas Department of Housing & Community Affairs, Single Family Housing,
	Series A, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 3.70%, 12/03/07	50,000
10,100	Texas Department of Housing & Community Affairs, Single Family Mortgage,
	Series B, Rev., VRDO, AMT, FSA, 3.68%, 12/03/07	10,100
8,000	Texas Department of Housing & Community Affairs, Terraces Cibolo,
	Rev., VRDO, LOC: Citibank N.A., 3.66%, 12/03/07	8,000
304,000	Texas Municipal Gas Acquisition & Supply Corp. I,
	Series 2131, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.78%, 12/03/07	304,000

31,965	Texas Municipal Gas Acquisition & Supply Corp. II,
	Series 2130, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.78%, 12/03/07	31,965
26,265	Texas Small Business Industrial Development Corp., Public Facilities Capital Access,
	Rev., VRDO, LOC: Bank of America N.A., 3.63%, 12/03/07	26,265
12,333	Texas State Affordable Housing Corp., Multi Family Housing,
	Series 1315, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.73%, 12/03/07	12,332
24,745	Texas State Turnpike Authority,
	Series ROCS-RR-II-R-10041, Rev., VRDO, AMBAC, LIQ: Citigroup Financial Products, 3.66%, 12/03/07	24,745
5,485	Trinity River Authority,
	Series ROCS-RR-II-R-2006, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 3.66%, 12/03/07	5,485
23,650	Tyler Health Facilities Development Corp., Mother Frances Hospital,
	Series B, Rev., VRDO, LOC: Bank of America N.A., 3.59%, 12/03/07	23,650
7,139	Victoria County,
	Series 959, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.68%, 12/03/07	7,139
		2,273,328

Utah — 1.3%
	Central Utah Water Conservancy District,
19,100	Series A, GO, VRDO, AMBAC, 3.63%, 12/03/07	19,100
65,400	Series B, GO, VRDO, AMBAC, 3.63%, 12/03/07	65,400
13,400	Series B, Rev., VRDO, AMBAC, 3.63%, 12/03/07	13,400
15,600	City of Murray, Murray City Hospital, IHC Health Services, Inc.,
	Series D, Rev., VRDO, 3.60%, 12/03/07	15,600
	Intermountain Power Agency,
20,000	Series E, Rev., VRDO, AMBAC, 3.65%, 12/03/07	20,000
28,950	Series F, Rev., VRDO, AMBAC, 3.65%, 12/03/07	28,950
15,845	Sub Series B, Rev., VRDO, FGIC, 3.60%, 12/03/07	15,845
15,000	Municipal Securities Trust Certificates,
	Series 2007-340, Class A, Rev., VRDO, MBIA, LIQ: Bear Stearns Capital Markets, 3.70%, 12/03/07	15,000
	Utah Housing Corp., Single Family Mortgage,
12,000	Series B-1, Rev., VRDO, Depfa Bank plc, 3.72%, 12/03/07	12,000
4,400	Series C-1, Class I, Rev., VRDO, 3.72%, 12/03/07	4,400
6,510	Series D-1, Rev., VRDO, AMT, 3.72%, 12/03/07	6,510
12,500	Series E, Class I, Rev., VRDO, LIQ: Bayerische Landesbank, 3.72%, 12/03/07	12,500
6,840	Series E-1, Class I, Rev., VRDO, 3.72%, 12/03/07	6,840
6,705	Series E-1, Rev., VRDO, AMT, LIQ: Bayerische Landesbank, 3.72%,12/03/07	6,705
7,730	Series F, Class I, Rev., VRDO, LIQ: Bayerische Landesbank, 3.72%, 12/03/07	7,730
4,935	Series F-2, Class I, Rev., VRDO, 3.72%, 12/03/07	4,935
14,000	Series G-1, Class I, Rev., VRDO, 3.72%, 12/03/07	14,000
13,830	Series I, Rev., VRDO, LIQ: Bayerische Landesbank, 3.72%, 12/03/07	13,830
	Utah State Board of Regents,
2,000	Series L, Rev., VRDO, AMT, AMBAC, 3.68%, 12/03/07	2,000
20,000	Series W, Rev., VRDO, AMT, AMBAC, 3.68%, 12/03/07	20,000
300	Utah Transit Authority, Special Tax,
	Sub Series B, Rev., VRDO, LOC: Fortis Bank S.A./N.V., 3.65%, 12/03/07	300
6,000	Weber County, IHC Health Services,
	Series A, Rev., VRDO, 3.60%, 12/03/07	6,000
		311,045

Vermont — 0.3%
7,400	Lehman Municipal Trust Receipts,
	Rev., VRDO, FGIC, LOC: Bank of New York, 3.72%, 12/03/07	7,400

	Vermont Educational & Health Buildings Financing Agency, Hospital, VHA New England,
5,900	Series D, Rev., VRDO, AMBAC, 3.60%, 12/03/07	5,900
8,300	Series G, Rev., VRDO, AMBAC, LIQ: Bank of New York, 3.61%, 12/03/07	8,300
6,805	Vermont Educational & Health Buildings Financing Agency, St. Johnsbury Academy Project,
	Rev., VRDO, LOC: Allied Irish Bank plc, 3.61%, 12/03/07	6,805
	Vermont Housing Finance Agency, Single Family,
10,010	Series 21A, Rev., VRDO, AMT, FSA, 3.68%, 12/03/07	10,010
11,200	Series 22, Rev., VRDO, AMT, FSA, 3.68%, 12/03/07	11,200
12,945	Series 25A, Rev., VRDO, AMT, FSA, 3.68%, 12/03/07	12,945
	Vermont Student Assistance Corp.,
10,000	Senior Series QQ, Rev., VRDO, AMBAC, 3.68%, 12/03/07	10,000
5,000	Rev., VRDO, LOC: State Street Bank & Trust Co., 3.40%, 12/03/07	5,000
		77,560

Virginia — 1.2%
7,750	City of Alexandria, IDA, Pooled Loan Program,
	Series A, Rev., VRDO, LOC: Bank of America N.A., 3.57%, 12/03/07	7,750
8,000	Chesapeake Hospital Authority, Hospital Facilities, Chesapeake General Hospital,
	Series A, Rev., VRDO, LOC: Suntrust Bank, 3.60%, 12/03/07	8,000
24,995	Chesterfield County IDA,
	Series PT-886, Rev., VRDO, LOC: Lloyds TSB Bank plc, 4.13%, 12/03/07	24,995
17,955	Clipper Tax-Exempt Certificate Trust,
	Series 2005-38, Rev., VRDO, 3.62%, 12/03/07	17,955
	Fairfax County IDA, Inova Health System Projects,
20,800	Series A-1, Rev., VRDO, 3.58%, 12/03/07	20,800
46,810	Series C-2, Rev., VRDO, 3.58%, 12/03/07	46,810
9,000	James City County, IDA, Housing Chambrel Project,
	Rev., VRDO, FNMA, LIQ: FNMA, 3.59%, 12/03/07	9,000
10,325	Lehman Municipal Trust Receipts,
	Series F-4, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 3.73%, 12/03/07	10,325
21,905	Loudoun County IDA, Howard Hughes Medical,
	Series D, Rev., VRDO, 3.62%, 12/03/07	21,905
	Lynchburg IDA, VHA Mid-Atlantic/Capital,
3,600	Series D, Rev., VRDO, AMBAC, 3.61%, 12/03/07	3,600
200	Series G, Rev., VRDO, AMBAC, 3.57%, 12/03/07	200
11,060	Municipal Securities Trust Certificates,
	Series 2001-130, Class A, Rev., VRDO, MBIA, LIQ: Bear Stearns Capital Markets, 3.67%, 12/03/07 (e)	11,060
41,995	Puttable Floating Option Tax-Exempt Receipts,
	Series MT-446, Rev., VRDO, LIQ: Bayerische Landesbank, 3.65%, 12/03/07	41,995
5,000	University of Virginia, EAGLE,
	Series 2006-0017, Rev., VRDO, LIQ: Citibank N.A., 3.67%, 12/03/07	5,000
5,591	Virginia Commonwealth Transportation Board,
	Series 727, Rev., VRDO, LIQ: Morgan Stanley Dean Witter, 3.68%, 12/03/07	5,590
23,590	Virginia Commonwealth Transportation Board, Floating Rate Receipts,
	Series SG-137, Rev., VRDO, LIQ: Societe Generale, 3.65%, 12/03/07	23,590
13,300	Virginia Public Building Authority,
	Series D, Rev., VRDO, 3.52%, 12/03/07	13,300
4,880	Virginia Public School Authority,
	Series ROCS-RR-II-R-4050, Rev., VRDO, LIQ: Citigroup Financial Products, 3.66%, 12/03/07	4,880
5,415	Virginia Resources Authority, Infrastructure,
	Series ROCS-RR-II-R-249, Rev., VRDO, LIQ: Citibank N.A., 3.66%, 12/03/07	5,415

282,170

Washington — 1.3%
10,750	ABN AMRO Munitops Certificate Trust, Multi-State,
	Series 2004-8, GO, VRDO, AMBAC, 3.65%, 12/03/07	10,750
19,885	City of Seattle, Drain & Wastewater Utilities, Municipal Securities Trust Receipts,
	Series SG-135, Rev., VRDO, MBIA, LIQ: Societe Generale, 3.64%, 12/03/07	19,885
11,720	City of Seattle, Municipal Light & Power,
	Series PT-1421, Rev., VRDO, FSA, 3.75%, 12/03/07	11,720
13,200	City of Seattle Municipal Light & Power, Municipal Securities Trust Receipts,
	Series SGA-96, Rev., VRDO, MBIA, LIQ: Societe Generale, 3.63%, 12/03/07	13,200
4,000	City of Seattle Municipal Light & Power, Securities Trust Receipts,
	Series SGA-142, GO, VRDO, LIQ: Societe Generale, 3.67%, 12/03/07	4,000
	Eclipse Funding Trust, Solar Eclipse, Washington,
15,545	Series 2005-0001, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 3.65%, 12/03/07	15,545
11,000	Series 2006-0009, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 3.64%, 12/03/07	11,000
6,995	Energy Northwest Electric,
	Series PT-734, Rev., VRDO, MBIA, 3.64%, 12/03/07	6,995
8,405	Grant County Public Utility District No. 2; Priest Rapids,
	Series ROCS-RR-II-R-4088, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 3.66%, 12/03/07	8,405
5,250	King County,
	Series ROCS-RR-II-R-1028, GO, VRDO, FSA, LIQ: Citigroup Financial Products, 3.68%, 12/03/07	5,250
12,000	King County, Sewer,
	Series 1200, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 3.66%, 12/03/07	12,000
21,690	Lehman Municipal Trust Receipts,
	Series P-98W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.79%, 12/03/07	21,690
9,795	Municipal Securities Trust Certificates,
	Series 2000-101, Class A, Rev., VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 3.63%, 12/03/07 (e)	9,795
4,430	Port of Seattle,
	Series PT-728, Rev., VRDO, FGIC, 3.70%, 12/03/07	4,430
8,000	Port of Seattle, Sub Lien,
	Rev., VRDO, AMT, LOC: Fortis Bank N.V., 3.68%, 12/03/07	8,000
945	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project,
	Series B, Rev., VRDO, LOC: U.S. Bank N.A., 3.65%, 12/03/07	945
9,815	Skagit County Public Hospital District No. 1,
	Series ROCS-RR-II-R-2126, GO, VRDO, MBIA, LIQ: Citigroup Financial Products, 3.66%, 12/03/07	9,815
6,030	Skagit County Public Hospital District No. 2,
	Series PT-2410, GO, VRDO, MBIA, 3.86%, 12/03/07	6,030
12,100	Snohomish County Public Hospital District No. 2, Stevens Healthcare,
	GO, VRDO, LOC: Bank of America, 3.60%, 12/03/07	12,100
3,900	Snohomish County Public Utility District No 1,
	Series A-2, Rev., VRDO, FSA, 3.59%, 12/03/07	3,900
16,600	Snohomish County Public Utility District No.1, Generation Systems,
	Series A, Rev., VRDO, FSA, 3.59%, 12/03/07	16,600
5,000	Washington Economic Development Finance Authority, Novelty Hill Properties LLC,
	Series C, Rev., VRDO, LOC: U.S. Bank N.A., 3.73%, 12/03/07	5,000
4,000	Washington Health Care Facilities Authority, Sweedish Health Services,
	Rev., VRDO, LOC: Citibank N.A., 3.69%, 12/03/07	4,000
29,240	Washington State Housing Finance Commission, Merrill Gardens, Kirkland,
	Series A, Rev., VRDO, LOC: Bank of America N.A., 3.65%, 12/03/07	29,240
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Project,

	Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.65%, 12/03/07	2,545
2,780	Washington State Housing Finance Commission, Spokane Community College Foundation,
	Series A, Rev., VRDO, LOC: Bank of America N.A., 3.59%, 12/03/07	2,780
	Washington State Housing Finance Commission, YMCA Snohomish County Project,
25,000	Rev., VRDO, LOC: Bank of America N.A., 3.59%, 12/03/07	25,000
16,215	Rev., VRDO, LOC: Bank of America N.A., 3.62%, 12/03/07	16,215
12,675	Washington State Public Power Supply System, Project No. 3 Ellectric,
	Series 3A, Rev., VRDO, MBIA, 3.56%, 12/03/07 (p)	12,675
		309,510

West Virginia — 0.3%
19,575	Eclipse Funding Trust, Solar Eclipse,
	Series 2006-0132, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 3.64%, 12/03/07	19,575
3,000	Municipal Securities Trust Certificates,
	Series 9026, Class A, Rev., VRDO, MBIA, LIQ: Bear Stearns Capital Markets, 3.68%, 12/03/07	3,000
2,405	West Virginia EDA, IDR, Gemark Services,
	Rev., VRDO, LOC: Bank of New York, 3.71%, 12/03/07	2,405
5,765	West Virginia State Building Commission,
	Series PA-520, 3.86%, 12/03/07	5,765
	West Virginia State Hospital Finance Authority, VHA Mid-Atlantic/Capital,
4,000	Series C, Rev., VRDO, AMBAC, 3.60%, 12/03/07	4,000
5,700	Series D, Rev., VRDO, AMBAC, 3.60%, 12/03/07	5,700
5,000	Series E, Rev., VRDO, AMBAC, 3.60%, 12/03/07	5,000
9,200	Series G, Rev., VRDO, AMBAC, 3.61%, 12/03/07	9,200
7,100	Series H, Rev., VRDO, AMBAC, 3.61%, 12/03/07	7,100
9,670	West Virginia State Parkways Economic Development & Tourism Authority,
	Rev., VRDO, FGIC, 3.58%, 12/03/07	9,670
		71,415

Wisconsin — 1.3%
14,260	City of Manitowoc, Electric,
	Series DB-110, Rev., VRDO, FGIC, LIQ: Deutsche Bank Trust Co. of America, 3.65%, 12/03/07	14,260
21,000	City of Milwaukee,
	Series V8, GO, VRDO, 3.58%, 12/03/07	21,000
	Dane County,
6,855	Series ROCS-RR-II-R-2003, GO, VRDO, LIQ: Citigroup Financial Products, 3.70%, 12/03/07	6,855
5,725	Series ROCS-RR-II-R-4504, GO, VRDO, LIQ: Citigroup Financial Products, 3.66%, 12/03/07	5,725
1,230	Eagle Tax Exempt Trust, Option Mode, Weekly,
	Series 1994-4904, GO, VRDO, LIQ: Citibank N.A., 3.75%, 12/03/07	1,230
14,455	Municipal Securities Trust Certificates,
	Series 1999-70, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets, 3.68%, 12/03/07 (e)	14,455
36,000	State of Wisconsin, Operating Notes,
	Rev., 4.50%, 06/16/08	36,143
77,920	Wisconsin Health & Educational Facilities Authority,
	Series PT-917, Rev., VRDO, MBIA, 3.67%, 12/03/07	77,920
	Wisconsin Housing & EDA,
4,000	Series A, Rev., VRDO, 3.63%, 12/03/07	4,000
56,020	Series A, Rev., VRDO, 3.70%, 12/03/07	56,020
22,575	Series C, Rev., VRDO, 3.70%, 12/03/07	22,575
3,695	Series D, Rev., VRDO, MBIA, AMT, LIQ: FHLB, 3.62%, 1205/07	3,695
5,675	Series E, Rev., VRDO, 3.61%, 12/03/07	5,675
3,405	Series E, Rev., VRDO, FSA, 3.63%, 12/03/07	3,405

3,295	Series E, Rev., VRDO, MBIA, AMT, LIQ: FHLB, 3.62%, 12/03/07	3,295
5,085	Series F, Rev., VRDO, MBIA, AMT, LIQ: FHLB, 3.62%, 12/03/07	5,085
4,025	Series G, Rev., VRDO, MBIA, AMT, LIQ: FHLB, 3.62%, 12/03/07	4,025
16,760	Series H, Rev., VRDO, MBIA, AMT, LIQ: FHLB, 3.62%, 12/03/07	16,760
4,990	Series I, Rev., VRDO, MBIA, AMT, LIQ: FHLB, 3.55%, 12/03/07	4,990
9,800	Wisconsin State Health & Educational Facilities Authority, University of Wisconsin Medical Foundation,
	Rev., VRDO, VAR, LOC: LaSalle Bank N.A., 3.56%, 12/03/07	9,800
		316,913

Wyoming — 0.4%
91,000	Campbell County IDR, Electronic Power Generation Station Project,
	Rev., VAR, 3.65%, 03/01/08	91,000
	Lincoln County, Pollution Control, Exxon Project,
900	Series A, Rev., VRDO, 3.56%, 12/03/07	900
3,700	Series C, Rev., VRDO, 3.56%, 12/03/07	3,700
350	Uinta County, Amoco Project,
	Rev., VRDO, 3.65%, 12/03/07	350
		95,950
	Total Municipal Bonds
	(Cost $22,568,596)	22,568,596

Total Investments — 99.5%
(Cost $23,905,456)*	23,905,456

Other Assets in Excess of Liabilities — 0.5%	116,040

NET ASSETS — 100.0%	$24,021,496

Percentages indicated are based on net assets.

ABBREVIATIONS:

*	The cost of securities is substantially the same for federal income tax purposes.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.
(m)	All or a portion of this security is reserved for current or potential holdings of when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(n)	The rate shown is the effective yield at the date of purchase.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
(w)	When-issued security.
ACES	Automatically Convertible Securities
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Notes
BNY	Bank of New York
CIFG	CDC IXIS Financial Gauranty
COLL	Collateral
COP	Certificates of Participation
CR	Custodial Receipts
EAGLE	Earnings of accrual generated on local tax-securities.
EDA	Economic Development Authority
EDC	Economic Development Corporation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
ICR	Insured Custodial Receipts
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDR	Industrial Development Revenue
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Merlots	Municipal Exempt Receipts Liquidity Optional Tender
PCR	Pollution Control Revenue
PRIV MTGS	Private Mortgages
PSF	Permanent School Fund
Q-SBLF	Qualified School Board Loan Fund
RAN	Revenue Anticipation Notes
Rev.	Revenue Bond
SCAGO	South Carolina Association of Governmental Organizations
SCSDE	South Carolina School District Enhancement
TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrant
TCRS	Transferable Custodial Receipts
TOCS	Tender Options Certificates
TRAN	Tax & Revenue Anticipation Notes
VA	Veterans Administration
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.
VHA	Veterans Health Administration
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2007.
XLCA	XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 28, 2008

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

January 28, 2008